UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07076

Wilshire Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

Wilshire Mutual Funds, Inc.

1299 Ocean Avenue, Suite 600

Santa Monica, CA 90401-1085

(Address of principal executive offices) (Zip code)

Jason A. Schwarz

Wilshire Advisors LLC

1299 Ocean Avenue, Suite 600

Santa Monica, CA 90401-1085

(Name and address of agent for service)

(310) 451-3051

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Large Company Growth Portfolio
Investment Class | DTLGX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Large Company Growth Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$66	1.28%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$281,690,503
Number of Holdings	384
Net Advisory Fee	$1,051,991
Portfolio Turnover	48%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Information Technology	40.5%
Communication Services	12.4%
Consumer Discretionary	8.3%
Health Care	7.0%
Industrials	6.1%
Financials	4.3%
Mortgage Securities	3.1%
Asset Backed Securities	1.2%
Consumer Staples	1.3%
Cash & Other	15.8%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	10.1%
Alphabet, Inc.	6.4%
Apple, Inc.	4.9%
Microsoft Corp.	4.8%
Broadcom, Inc.	3.9%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Voya VACS Series SC Fund	2.3%
Eli Lilly & Co.	1.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Large Company Growth Portfolio	PAGE 1	TSR-SAR-971897103

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Large Company Growth Portfolio	PAGE 2	TSR-SAR-971897103

Large Company Growth Portfolio
Institutional Class | WLCGX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Large Company Growth Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$45	0.88%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$281,690,503
Number of Holdings	384
Net Advisory Fee	$1,051,991
Portfolio Turnover	48%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Information Technology	40.5%
Communication Services	12.4%
Consumer Discretionary	8.3%
Health Care	7.0%
Industrials	6.1%
Financials	4.3%
Mortgage Securities	3.1%
Asset Backed Securities	1.2%
Consumer Staples	1.3%
Cash & Other	15.8%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	10.1%
Alphabet, Inc.	6.4%
Apple, Inc.	4.9%
Microsoft Corp.	4.8%
Broadcom, Inc.	3.9%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Voya VACS Series SC Fund	2.3%
Eli Lilly & Co.	1.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Large Company Growth Portfolio	PAGE 1	TSR-SAR-971897509

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Large Company Growth Portfolio	PAGE 2	TSR-SAR-971897509

Large Company Value Portfolio
Investment Class | DTLVX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Large Company Value Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$71	1.38%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$179,419,113
Number of Holdings	529
Net Advisory Fee	$635,678
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Information Technology	16.1%
Financials	15.8%
Health Care	11.7%
Industrials	10.6%
Consumer Discretionary	6.6%
Energy	5.8%
Materials	4.8%
Consumer Staples	4.1%
Communication Services	3.6%
Cash & Other	20.9%

Top 10 Issuers	(% of Net Assets)
Amazon.com, Inc.	2.3%
Voya VACS Series SC Fund	2.2%
Microsoft Corp.	2.0%
Apple, Inc.	1.7%
Workday, Inc.	1.5%
Russell 1000 Value Index Total Return	1.4%
American International Group, Inc.	1.2%
Bank of America Corp.	1.2%
Wells Fargo & Co.	1.1%
APA Corp.	1.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Large Company Value Portfolio	PAGE 1	TSR-SAR-971897202

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Large Company Value Portfolio	PAGE 2	TSR-SAR-971897202

Large Company Value Portfolio
Institutional Class | WLCVX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Large Company Value Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$52	1.00%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$179,419,113
Number of Holdings	529
Net Advisory Fee	$635,678
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Information Technology	16.1%
Financials	15.8%
Health Care	11.7%
Industrials	10.6%
Consumer Discretionary	6.6%
Energy	5.8%
Materials	4.8%
Consumer Staples	4.1%
Communication Services	3.6%
Cash & Other	20.9%

Top 10 Issuers	(% of Net Assets)
Amazon.com, Inc.	2.3%
Voya VACS Series SC Fund	2.2%
Microsoft Corp.	2.0%
Apple, Inc.	1.7%
Workday, Inc.	1.5%
Russell 1000 Value Index Total Return	1.4%
American International Group, Inc.	1.2%
Bank of America Corp.	1.2%
Wells Fargo & Co.	1.1%
APA Corp.	1.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Large Company Value Portfolio	PAGE 1	TSR-SAR-971897608

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Large Company Value Portfolio	PAGE 2	TSR-SAR-971897608

Small Company Growth Portfolio
Investment Class | DTSGX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Small Company Growth Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	109	1.95%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$25,774,257
Number of Holdings	439
Net Advisory Fee	$24,332
Portfolio Turnover	58%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Industrials	26.6%
Health Care	23.1%
Information Technology	19.3%
Consumer Discretionary	10.3%
Financials	8.0%
Energy	5.5%
Communication Services	1.6%
Materials	1.6%
Consumer Staples	1.5%
Cash & Other	2.5%

Top 10 Issuers	(% of Net Assets)
PDF Solutions, Inc.	1.7%
Ligand Pharmaceuticals, Inc.	1.6%
Argan, Inc.	1.5%
Sterling Infrastructure, Inc.	1.5%
Federal Signal Corp.	1.1%
UL Solutions, Inc.	1.1%
MACOM Technology Solutions Holdings, Inc.	1.0%
MYR Group, Inc.	1.0%
Terawulf, Inc.	1.0%
SharkNinja, Inc.	0.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Small Company Growth Portfolio	PAGE 1	TSR-SAR-971897301

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Small Company Growth Portfolio	PAGE 2	TSR-SAR-971897301

Small Company Growth Portfolio
Institutional Class | WSMGX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Small Company Growth Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$91	1.64%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$25,774,257
Number of Holdings	439
Net Advisory Fee	$24,332
Portfolio Turnover	58%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Industrials	26.6%
Health Care	23.1%
Information Technology	19.3%
Consumer Discretionary	10.3%
Financials	8.0%
Energy	5.5%
Communication Services	1.6%
Materials	1.6%
Consumer Staples	1.5%
Cash & Other	2.5%

Top 10 Issuers	(% of Net Assets)
PDF Solutions, Inc.	1.7%
Ligand Pharmaceuticals, Inc.	1.6%
Argan, Inc.	1.5%
Sterling Infrastructure, Inc.	1.5%
Federal Signal Corp.	1.1%
UL Solutions, Inc.	1.1%
MACOM Technology Solutions Holdings, Inc.	1.0%
MYR Group, Inc.	1.0%
Terawulf, Inc.	1.0%
SharkNinja, Inc.	0.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Small Company Growth Portfolio	PAGE 1	TSR-SAR-971897707

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Small Company Growth Portfolio	PAGE 2	TSR-SAR-971897707

Small Company Value Portfolio
Investment Class | DTSVX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Small Company Value Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$107	1.93%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$25,307,881
Number of Holdings	682
Net Advisory Fee	$33,464
Portfolio Turnover	40%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Financials	26.5%
Industrials	16.2%
Consumer Discretionary	12.0%
Health Care	10.1%
Real Estate	8.7%
Energy	7.2%
Information Technology	5.8%
Materials	4.8%
Consumer Staples	3.9%
Cash & Other	4.8%

Top 10 Issuers	(% of Net Assets)
Astrana Health, Inc.	2.0%
Triumph Financial, Inc.	1.6%
Red Rock Resorts, Inc.	1.5%
Ryman Hospitality Properties, Inc.	1.5%
Ducommun, Inc.	1.4%
Bank OZK	1.2%
UFP Technologies, Inc.	1.2%
Magnolia Oil & Gas Corp.	1.1%
Mesa Laboratories, Inc.	1.1%
Utz Brands, Inc.	1.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Small Company Value Portfolio	PAGE 1	TSR-SAR-971897400

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Small Company Value Portfolio	PAGE 2	TSR-SAR-971897400

Small Company Value Portfolio
Institutional Class | WSMVX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Small Company Value Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$87	1.57%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$25,307,881
Number of Holdings	682
Net Advisory Fee	$33,464
Portfolio Turnover	40%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Financials	26.5%
Industrials	16.2%
Consumer Discretionary	12.0%
Health Care	10.1%
Real Estate	8.7%
Energy	7.2%
Information Technology	5.8%
Materials	4.8%
Consumer Staples	3.9%
Cash & Other	4.8%

Top 10 Issuers	(% of Net Assets)
Astrana Health, Inc.	2.0%
Triumph Financial, Inc.	1.6%
Red Rock Resorts, Inc.	1.5%
Ryman Hospitality Properties, Inc.	1.5%
Ducommun, Inc.	1.4%
Bank OZK	1.2%
UFP Technologies, Inc.	1.2%
Magnolia Oil & Gas Corp.	1.1%
Mesa Laboratories, Inc.	1.1%
Utz Brands, Inc.	1.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Small Company Value Portfolio	PAGE 1	TSR-SAR-971897806

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Small Company Value Portfolio	PAGE 2	TSR-SAR-971897806

Wilshire 5000® Index Fund
Investment Class | WFIVX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Wilshire 5000® Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$33	0.64%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$314,613,462
Number of Holdings	1,948
Net Advisory Fee	$148,314
Portfolio Turnover	6%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Information Technology	35.0%
Financials	11.9%
Industrials	10.2%
Consumer Discretionary	9.6%
Health Care	9.5%
Communication Services	9.2%
Consumer Staples	4.4%
Energy	3.2%
Real Estate	2.2%
Cash & Other	4.8%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	6.4%
Apple, Inc.	5.7%
Alphabet, Inc.	5.3%
Microsoft Corp.	3.8%
Amazon.com, Inc.	3.1%
Broadcom, Inc.	2.4%
Tesla, Inc.	1.9%
Micron Technology, Inc.	1.8%
Meta Platforms, Inc.	1.7%
Eli Lilly & Co.	1.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire 5000® Index Fund	PAGE 1	TSR-SAR-971897855

Wilshire 5000® Index Fund
Institutional Class | WINDX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Wilshire 5000® Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$19	0.36%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$314,613,462
Number of Holdings	1,948
Net Advisory Fee	$148,314
Portfolio Turnover	6%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Information Technology	35.0%
Financials	11.9%
Industrials	10.2%
Consumer Discretionary	9.6%
Health Care	9.5%
Communication Services	9.2%
Consumer Staples	4.4%
Energy	3.2%
Real Estate	2.2%
Cash & Other	4.8%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	6.4%
Apple, Inc.	5.7%
Alphabet, Inc.	5.3%
Microsoft Corp.	3.8%
Amazon.com, Inc.	3.1%
Broadcom, Inc.	2.4%
Tesla, Inc.	1.9%
Micron Technology, Inc.	1.8%
Meta Platforms, Inc.	1.7%
Eli Lilly & Co.	1.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire 5000® Index Fund	PAGE 1	TSR-SAR-971897863

Wilshire Income Opportunities Fund
Investment Class | WIORX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Wilshire Income Opportunities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$78	1.57%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$177,617,700
Number of Holdings	1,665
Net Advisory Fee	$389,063
Portfolio Turnover	42%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Mortgage Securities	23.2%
Government	18.0%
Financial	9.6%
Asset Backed Securities	6.7%
Consumer, Cyclical	5.2%
Consumer, Non-cyclical	5.2%
Utilities	4.6%
Energy	4.3%
Industrial	4.3%
Cash & Other	18.9%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	6.6%
Federal National Mortgage Association	5.5%
Voya VACS Series HYB Fund	2.6%
United States Treasury Bill	2.0%
Federal Home Loan Mortgage Corp.	1.9%
Government National Mortgage Association	1.7%
BX Trust	1.4%
Voya VACS Series EMHCD Fund	1.2%
United States Treasury Inflation Indexed Bonds	1.0%
Verus Securitization Trust	0.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Wilshire Income Opportunities Fund	PAGE 1	TSR-SAR-971897772

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire Income Opportunities Fund	PAGE 2	TSR-SAR-971897772

Wilshire Income Opportunities Fund
Institutional Class | WIOPX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Wilshire Income Opportunities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$58	1.16%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$177,617,700
Number of Holdings	1,665
Net Advisory Fee	$389,063
Portfolio Turnover	42%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)*

Top Sectors	(% of Net Assets)
Mortgage Securities	23.2%
Government	18.0%
Financial	9.6%
Asset Backed Securities	6.7%
Consumer, Cyclical	5.2%
Consumer, Non-cyclical	5.2%
Utilities	4.6%
Energy	4.3%
Industrial	4.3%
Cash & Other	18.9%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	6.6%
Federal National Mortgage Association	5.5%
Voya VACS Series HYB Fund	2.6%
United States Treasury Bill	2.0%
Federal Home Loan Mortgage Corp.	1.9%
Government National Mortgage Association	1.7%
BX Trust	1.4%
Voya VACS Series EMHCD Fund	1.2%
United States Treasury Inflation Indexed Bonds	1.0%
Verus Securitization Trust	0.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Wilshire Income Opportunities Fund	PAGE 1	TSR-SAR-971897764

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire Income Opportunities Fund	PAGE 2	TSR-SAR-971897764

Wilshire International Equity Fund
Investment Class | WLCTX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Wilshire International Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investment Class	$84	1.58%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$248,939,720
Number of Holdings	1,078
Net Advisory Fee	$1,038,430
Portfolio Turnover	32%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(% of Net Assets)
Information Technology	18.8%
Financials	16.4%
Industrials	15.7%
Consumer Discretionary	6.1%
Health Care	6.0%
Materials	5.1%
Consumer Staples	4.5%
Energy	4.2%
Mortgage Securities	3.5%
Cash & Other	19.7%

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Voya VACS Series SC Fund	1.9%
Siemens Energy AG	1.9%
ASML Holding NV	1.7%
SK hynix, Inc.	1.7%
Samsung Electronics Co. Ltd.	1.5%
Rolls-Royce Holdings PLC	1.5%
Seagate Technology Holdings PLC	1.3%
Safran SA	1.0%
Murata Manufacturing Co. Ltd.	1.0%

Top Ten Countries	(% of Net Assets)
United States	13.5%
Japan	11.3%
United Kingdom	9.5%
Taiwan	6.2%
Germany	5.8%
Canada	5.1%
South Korea	4.9%
France	4.7%
Netherlands	4.0%
Cash & Other	35.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Wilshire International Equity Fund	PAGE 1	TSR-SAR-971897822

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire International Equity Fund	PAGE 2	TSR-SAR-971897822

Wilshire International Equity Fund
Institutional Class | WLTTX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Wilshire International Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$68	1.28%
*	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$248,939,720
Number of Holdings	1,078
Net Advisory Fee	$1,038,430
Portfolio Turnover	32%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(% of Net Assets)
Information Technology	18.8%
Financials	16.4%
Industrials	15.7%
Consumer Discretionary	6.1%
Health Care	6.0%
Materials	5.1%
Consumer Staples	4.5%
Energy	4.2%
Mortgage Securities	3.5%
Cash & Other	19.7%

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Voya VACS Series SC Fund	1.9%
Siemens Energy AG	1.9%
ASML Holding NV	1.7%
SK hynix, Inc.	1.7%
Samsung Electronics Co. Ltd.	1.5%
Rolls-Royce Holdings PLC	1.5%
Seagate Technology Holdings PLC	1.3%
Safran SA	1.0%
Murata Manufacturing Co. Ltd.	1.0%

Top Ten Countries	(% of Net Assets)
United States	13.5%
Japan	11.3%
United Kingdom	9.5%
Taiwan	6.2%
Germany	5.8%
Canada	5.1%
South Korea	4.9%
France	4.7%
Netherlands	4.0%
Cash & Other	35.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Wilshire International Equity Fund	PAGE 1	TSR-SAR-971897814

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire International Equity Fund	PAGE 2	TSR-SAR-971897814

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

WILSHIRE MUTUAL FUNDS, INC.
Large Company Growth Portfolio
Large Company Value Portfolio
Small Company Growth Portfolio
Small Company Value Portfolio
Wilshire 5000 IndexSM Fund
Wilshire Income Opportunities Fund
Wilshire International Equity Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026 (Unaudited)
http://advisor.wilshire.com

Large Company Growth Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 80.4%
Communication Services - 12.3%
Alphabet, Inc. - Class A	10,071	$3,599,073
Alphabet, Inc. - Class C	41,186	14,552,249
Meta Platforms, Inc. - Class A	15,024	8,462,869
Netflix, Inc.(a)	27,086	1,933,940
Nexstar Media Group, Inc.	1,114	198,949
NIQ Global Intelligence PLC(a)	32,467	303,567
Reddit, Inc. - Class A(a)	4,930	855,750
Roku, Inc.(a)	7,631	1,054,146
Space Exploration Technologies Corp. - Class A(a)(b)	19,191	3,278,974
Spotify Technology SA(a)	719	330,115
		34,569,632
Consumer Discretionary - 8.2%
Amazon.com, Inc.(a)	38,551	9,188,245
Booking Holdings, Inc.	2,153	383,751
Carnival Corp. Ltd.	7,589	216,818
Cava Group, Inc.(a)	3,712	291,318
Chipotle Mexican Grill, Inc.(a)	9,816	333,744
Expedia Group, Inc.	1,549	396,358
Ferrari NV(b)	1,181	439,674
Garmin Ltd.	1,272	302,151
H&R Block, Inc.	2,114	80,501
Home Depot, Inc.	3,002	1,058,745
MercadoLibre, Inc.(a)	361	612,758
Murphy USA, Inc.	160	86,219
Novo Nordisk A/S - ADR	19,906	954,294
Ralph Lauren Corp.	1,649	661,925
Ross Stores, Inc.	3,294	701,128
Sea Ltd. - ADR(a)	15,436	1,479,232
SharkNinja, Inc.(a)	2,366	360,271
Tesla, Inc.(a)	10,172	4,278,343
Texas Roadhouse, Inc.	2,018	389,938
TJX Cos., Inc.	6,123	927,635
		23,143,048
Consumer Staples - 1.2%
Celsius Holdings, Inc.(a)	9,777	286,271
Costco Wholesale Corp.	1,264	1,182,434
Estee Lauder Cos., Inc. - Class A	5,220	412,119
Monster Beverage Corp.(a)	15,621	1,501,490
		3,382,314
Energy - 0.5%
HF Sinclair Corp.	6,806	474,038
Phillips 66	4,527	765,289
TechnipFMC PLC	4,000	265,200
		1,504,527
Financials - 3.7%
Ally Financial, Inc.	18,333	842,401
Bank of America Corp.	2,083	118,689
Cboe Global Markets, Inc.	1,742	422,731
Chime Financial, Inc. - Class A(a)	17,995	368,538

	Shares	Value
Citigroup, Inc.	4,489	$628,280
Figure Technology Solutions, Inc. - Class A(a)	18,364	563,958
Hamilton Lane, Inc. - Class A	5,464	430,727
MSCI, Inc.	1,189	665,888
Popular, Inc.	5,777	948,468
Progressive Corp.	2,073	452,847
Robinhood Markets, Inc. - Class A(a)	9,500	952,660
Rocket Cos., Inc. - Class A(a)	30,861	486,061
Toast, Inc. - Class A(a)	10,018	278,701
Visa, Inc. - Class A	9,244	3,171,524
		10,331,473
Health Care - 6.8%
AbbVie, Inc.	1,897	477,361
Abivax SA - ADR(a)	6,406	853,664
Alnylam Pharmaceuticals, Inc.(a)	2,708	815,189
Argenx SE - ADR(a)(b)	245	227,304
Arrowhead Pharmaceuticals, Inc.(a)	10,195	830,995
AstraZeneca PLC	1,312	248,781
Biogen, Inc.(a)	2,971	641,914
Cardinal Health, Inc.	2,643	627,871
Caris Life Sciences, Inc.(a)	7,466	133,044
Cogent Biosciences, Inc.(a)	2,851	110,334
Dexcom, Inc.(a)	5,892	396,826
Dianthus Therapeutics, Inc.(a)	4,862	473,948
Edwards Lifesciences Corp.(a)	2,454	221,989
Eli Lilly & Co.	4,023	4,825,307
Exelixis, Inc.(a)	4,914	267,371
Genmab AS - ADR(a)(b)	6,590	181,027
Halozyme Therapeutics, Inc.(a)	11,020	862,535
HCA Healthcare, Inc.	219	85,386
Intuitive Surgical, Inc.(a)	2,074	824,788
Johnson & Johnson	3,810	967,626
McKesson Corp.	674	509,274
Mettler-Toledo International, Inc.(a)	395	504,616
Natera, Inc.(a)	4,527	1,228,854
Stryker Corp.	1,905	599,770
UnitedHealth Group, Inc.	1,927	800,919
Veeva Systems, Inc. - Class A(a)	3,214	570,389
Vertex Pharmaceuticals, Inc.(a)	1,276	633,828
Waters Corp.(a)	1,048	393,042
		19,313,952
Industrials - 6.1%
Bloom Energy Corp. - Class A(a)	171	51,762
Broadridge Financial Solutions, Inc.	1,848	253,084
Comfort Systems USA, Inc.	161	319,094
Dycom Industries, Inc.(a)	640	323,578
Eaton Corp. PLC	1,185	504,952
EMCOR Group, Inc.	251	208,300
Everus Construction Group, Inc.(a)	1,700	282,115
ExlService Holdings, Inc.(a)	1,935	50,039
GE Vernova, Inc.	2,729	3,206,193
General Electric Co.	4,190	1,565,929

The accompanying notes are an integral part of these financial statements.

1

Large Company Growth Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
GFL Environmental, Inc.	11,803	$434,232
HEICO Corp. - Class A	4,219	1,088,122
Howmet Aerospace, Inc.	6,257	1,682,257
ITT, Inc.	1,901	375,942
Lyft, Inc. - Class A(a)	14,669	214,314
MasTec, Inc.(a)	196	81,548
Quanta Services, Inc.	399	287,296
QXO, Inc.(a)	115,169	1,990,120
Rocket Lab Corp.(a)	3,518	357,605
Saia, Inc.(a)	1,338	563,512
Sterling Infrastructure, Inc.(a)	273	229,145
Trane Technologies PLC	945	464,146
Trex Co., Inc.(a)	3,680	184,147
Union Pacific Corp.	2,022	549,984
United Rentals, Inc.	480	543,787
Verisk Analytics, Inc.	3,642	653,848
Vertiv Holdings Co. - Class A	456	152,678
Vicor Corp.(a)	1,213	460,673
		17,078,402
Information Technology - 40.3%(c)
Adobe, Inc.(a)	926	189,848
Advanced Energy Industries, Inc.	1,766	658,488
Advanced Micro Devices, Inc.(a)	2,460	1,429,039
Amphenol Corp. - Class A	6,257	1,103,234
Apple, Inc.	47,200	13,657,792
Applied Materials, Inc.	1,347	973,881
Applied Optoelectronics, Inc.(a)	936	138,678
AppLovin Corp. - Class A(a)	5,229	2,694,138
Arista Networks, Inc.(a)	7,060	1,199,353
ASML Holding NV	484	962,889
Astera Labs, Inc.(a)	4,096	1,978,450
Autodesk, Inc.(a)	161	31,302
Broadcom, Inc.	28,945	10,933,974
Cadence Design Systems, Inc.(a)	2,740	1,028,377
Ciena Corp.(a)	606	297,279
Datadog, Inc. - Class A(a)	213	55,457
Dell Technologies, Inc. - Class C	219	94,490
Fabrinet(a)	420	236,074
Gen Digital, Inc.	27,412	682,285
Intuit, Inc.	95	24,795
IREN Ltd.(a)	12,177	556,854
Jabil, Inc.	1,862	717,764
Keysight Technologies, Inc.(a)	180	63,013
KLA Corp.	5,140	1,550,789
Lam Research Corp.	2,129	922,560
Lumentum Holdings, Inc.(a)	912	782,551
Manhattan Associates, Inc.(a)	1,516	211,103
Micron Technology, Inc.	1,686	1,946,133
Microsoft Corp.	35,993	13,426,109
MongoDB, Inc.(a)	1,779	597,566

	Shares	Value
Motorola Solutions, Inc.	2,403	$997,942
nCino, Inc.(a)	18,907	309,129
Nebius Group NV(a)	15,633	4,317,366
NetApp, Inc.	341	52,773
NVIDIA Corp.	141,960	28,404,776
Okta, Inc.(a)	1,772	241,789
Oracle Corp.	1,976	289,583
Palantir Technologies, Inc. - Class A(a)	5,980	697,687
Pegasystems, Inc.	1,489	44,625
Procore Technologies, Inc.(a)	4,896	198,875
QUALCOMM, Inc.	1,117	206,410
Rambus, Inc.(a)	315	41,813
Rubrik, Inc. - Class A(a)	1,549	124,354
Sandisk Corp.(a)	293	666,203
Sanmina Corp.(a)	2,027	512,993
Seagate Technology Holdings PLC	474	457,410
Semtech Corp.(a)	325	52,601
ServiceNow, Inc.(a)	1,226	121,717
Shopify, Inc. - Class A(a)	4,556	520,204
Snowflake, Inc. - Class A(a)	4,791	1,219,309
Super Micro Computer, Inc.(a)	6,890	202,084
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	15,091	7,207,009
Teradata Corp.(a)	3,676	127,373
Texas Instruments, Inc.	4,183	1,246,827
TTM Technologies, Inc.(a)	367	68,636
Twilio, Inc. - Class A(a)	8,078	1,666,734
Ubiquiti, Inc.	68	36,314
Viavi Solutions, Inc.(a)	6,415	306,316
Western Digital Corp.	6,499	4,151,041
		113,634,158
Materials - 0.4%
DuPont de Nemours, Inc.	2,632	357,050
Sherwin-Williams Co.	1,947	670,391
Southern Copper Corp.	167	29,082
		1,056,523
Utilities - 0.9%
NRG Energy, Inc.	3,432	501,278
Talen Energy Corp.(a)	5,384	2,068,856
		2,570,134
TOTAL COMMON STOCKS (Cost $110,321,770)		226,584,163

	Par
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.1%
Aspire Mortgage Trust, Series 2026-1, Class A1, 4.86%, 01/25/2066 (Callable 02/25/2029)(d)(e)	$93,264	91,961
BBCMS Trust, Series 2021-C10, Class XA, 1.29%, 07/15/2054 (Callable 05/15/2031)(e)(f)	882,606	38,071

The accompanying notes are an integral part of these financial statements.

2

Large Company Growth Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Benchmark Mortgage Trust
Series 2020-B19, Class XA, 1.76%, 09/15/2053 (Callable 10/15/2030)(e)(f)	$825,293	$32,198
Series 2021-B29, Class XA, 1.10%, 09/15/2054 (Callable 08/15/2031)(e)(f)	953,179	29,118
BSPDF Issuer Ltd., Series 2026-FL4, Class A, 5.09% (1 mo. Term SOFR + 1.45%), 11/18/2043, (1.45% Floor) (Callable 12/18/2028)(d)	175,000	175,273
BX Trust
Series 2024-AIRC, Class B, 5.77% (1 mo. Term SOFR + 2.14%), 08/15/2041, (2.14% Floor)(d)	130,088	130,575
Series 2024-XL4, Class B, 5.42% (1 mo. Term SOFR + 1.79%), 02/15/2039, (1.79% Floor)(d)	74,845	74,986
Series 2025-GW, Class B, 5.48% (1 mo. Term SOFR + 1.85%), 07/15/2042, (1.85% Floor)(d)	150,000	150,562
Series 2025-ROIC, Class A, 4.77% (1 mo. Term SOFR + 1.14%), 03/15/2030, (1.14% Floor)(d)	144,593	144,368
Series 2025-VOLT, Class A, 5.33% (1 mo. Term SOFR + 1.70%), 12/15/2044, (1.70% Floor)(d)	200,000	200,374
Series 2026-RISE, Class A, 4.93% (1 mo. Term SOFR + 1.30%), 04/15/2041, (1.30% Floor) (Callable 04/15/2028)(d)	150,000	150,187
Series 2026-XL6, Class A, 4.83% (1 mo. Term SOFR + 1.20%), 03/15/2043, (1.20% Floor)(d)	90,419	90,419
Chase Mortgage Finance Corp., Series 2025-9, Class A3, 5.50%, 06/25/2056 (Callable 07/25/2034)(d)(e)	74,361	74,024
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.70%, 09/15/2053 (Callable 08/15/2030)(e)(f)	544,899	20,917
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 07/25/2026)(d)(e)	153,625	131,400
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.92%, 11/10/2041(d)(e)	100,000	99,372
DK Trust, Series 2024-SPBX, Class A, 5.13% (1 mo. Term SOFR + 1.50%), 03/15/2034, (1.50% Floor)(d)	150,000	150,141
Federal Home Loan Mortgage Corp.
Series 5400, Class FA, 4.38% (30 day avg SOFR US + 0.75%), 04/25/2054, (0.75% Floor), (6.50% Cap)	232,774	231,925

	Par	Value
Series 5410, Class DF, 5.08% (30 day avg SOFR US + 1.45%), 05/25/2054, (1.45% Floor), (6.75% Cap)	$331,922	$336,525
Series 5460, Class FH, 4.73% (30 day avg SOFR US + 1.10%), 10/25/2054, (1.10% Floor), (6.50% Cap)	178,481	178,616
Series 5472, Class FE, 4.98% (30 day avg SOFR US + 1.35%), 11/25/2054, (1.35% Floor), (6.50% Cap)	222,093	224,443
Series 5473, Class BF, 4.93% (30 day avg SOFR US + 1.30%), 11/25/2054, (1.30% Floor), (6.50% Cap)	250,846	252,659
Series 5481, Class FA, 5.03% (30 day avg SOFR US + 1.40%), 12/25/2054, (1.40% Floor), (6.50% Cap)	102,637	103,648
Series 5483, Class FD, 4.93% (30 day avg SOFR US + 1.30%), 12/25/2054, (1.30% Floor), (6.50% Cap)	127,421	128,570
Series 5570, Class FA, 5.03% (30 day avg SOFR US + 1.40%), 05/25/2055, (1.40% Floor), (6.50% Cap)	177,725	179,739
Series 5583, Class FA, 4.88% (30 day avg SOFR US + 1.25%), 10/25/2055, (1.25% Floor), (6.50% Cap)	162,727	164,222
Series K110, Class X1, 1.75%, 04/25/2030 (Callable 04/25/2030)(e)(f)	367,259	18,382
Series K118, Class X1, 1.03%, 09/25/2030 (Callable 06/25/2030)(e)(f)	971,578	31,624
Series K123, Class X1, 0.85%, 12/25/2030 (Callable 11/25/2030)(e)(f)	1,364,239	37,283
Series K151, Class X1, 0.48%, 04/25/2030 (Callable 02/25/2030)(e)(f)	2,302,095	25,838
Federal National Mortgage Association
Series 2024-100, Class FD, 5.08% (30 day avg SOFR US + 1.45%), 06/25/2054, (1.45% Floor), (6.50% Cap)	503,230	508,571
Series 2024-103, Class FM, 5.13% (30 day avg SOFR US + 1.50%), 01/25/2055, (1.50% Floor), (6.50% Cap)	103,607	104,851
Series 2024-22, Class FC, 4.93% (30 day avg SOFR US + 1.30%), 05/25/2054, (1.30% Floor), (6.50% Cap)	166,004	167,337

The accompanying notes are an integral part of these financial statements.

3

Large Company Growth Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2024-86, Class FA, 5.08% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)	$67,918	$68,738
Series 2024-93, Class FL, 5.08% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)	845,029	853,999
FS Commercial Mortgage Trust, Series 2026-PALM, Class A, 0.00% (1 mo. Term SOFR + 1.40%), 07/15/2041, (1.40% Floor)(d)	250,000	250,000
Government National Mortgage Association
Series 2025-89, Class FB, 5.06% (30 day avg SOFR US + 1.45%), 05/20/2055, (1.45% Floor), (6.50% Cap)	55,622	56,502
Series 2025-89, Class FG, 5.01% (30 day avg SOFR US + 1.40%), 05/20/2055, (1.40% Floor), (6.50% Cap)	111,856	113,487
Great Wolf Trust, Series 2024-WOLF, Class A, 5.17% (1 mo. Term SOFR + 1.54%), 03/15/2039, (1.54% Floor)(d)	150,000	150,281
GS Mortgage Securities Corp. II, Series 2024-FAIR, Class A, 6.07%, 07/15/2029(d)(e)	225,000	224,491
JP Morgan Mortgage Trust
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 03/25/2032)(d)(e)	37,903	34,086
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 01/25/2028)(d)(e)	66,328	59,064
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 07/25/2026)(d)(e)	6,757	6,229
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 08/25/2033)(d)(e)	47,657	42,601
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 08/25/2030)(d)(e)	52,534	46,614
Series 2021-INV7, Class A3A, 2.50%, 02/25/2052 (Callable 11/25/2047)(d)(e)	250,988	224,069
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 01/25/2034)(d)(e)	148,455	127,857
Series 2022-8, Class A17, 4.50%, 01/25/2053 (Callable 07/25/2049)(d)(e)	72,159	67,468

	Par	Value
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 12/25/2034)(d)(e)	$58,609	$57,373
KSL Commercial Mortgage Trust, Series 2025-MH, Class A, 5.22% (1 mo. Term SOFR + 1.59%), 12/15/2042, (1.59% Floor)(d)	275,000	275,000
Madison Avenue Trust, Series 2025-11MD, Class A, 4.91%, 10/15/2042(d)(e)	250,000	247,768
MF1 Multifamily Housing Mortgage Loan Trust, Series 2026-FL22, Class A, 5.04% (1 mo. Term SOFR + 1.40%), 11/18/2043, (1.40% Floor) (Callable 11/18/2028)(d)	150,000	150,187
MTN Commercial Mortgage Trust, Series 2026-LPFX, Class A, 5.15%, 05/15/2043(d)(e)	250,000	249,293
PCY Trust 2026-FCMT, Series 2026-FCMT, Class A, 5.33%, 04/05/2041(d)(e)	175,000	175,779
PMT Loan Trust
Series 2025-INV8, Class A2, 5.50%, 07/25/2056 (Callable 06/25/2042)(d)(e)	81,071	81,008
Series 2026-CNF4, Class A6, 5.00%, 05/25/2057 (Callable 01/25/2047)(d)(e)	98,216	97,010
PRM5 Trust, Series 2025-PRM5, Class B, 4.92%, 03/10/2033(d)(e)	125,000	123,795
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 07/25/2045)(d)(e)	100,000	62,390
Sequoia Mortgage Trust
Series 2019-CH3, Class A1, 4.00%, 09/25/2049 (Callable 05/25/2031)(d)(e)	3,675	3,405
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 06/25/2046)(d)(e)	200,000	146,123
Series 2025-1, Class A1, 6.00%, 01/25/2055 (Callable 09/25/2040)(d)(e)	60,947	61,538
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 7.23%, 12/10/2034(d)(e)	187,571	187,869
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 02/25/2036)(d)(e)(g)	73,621	63,665
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,007,277)		8,785,868

The accompanying notes are an integral part of these financial statements.

4

Large Company Growth Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.8%
Voya VACS Series EMHCD Fund(h)	190	$2,046
Voya VACS Series HYB Fund(h)	116,331	1,192,395
Voya VACS Series SC Fund - Class SC(h)	635,997	6,595,293
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $7,983,816)		7,789,734

	Par
COLLATERALIZED LOAN OBLIGATIONS - 1.9%
ARES CLO, Series 2022-65A, Class A1R, 4.79% (3 mo. Term SOFR + 1.12%), 07/25/2034, (1.12% Floor) (Callable 07/25/2026)(d)	$250,000	249,815
Bain Capital Credit CLO, Series 2020-5A, Class ARR, 4.83% (3 mo. Term SOFR + 1.15%), 04/20/2034, (1.15% Floor) (Callable 07/20/2026)(d)	250,000	250,145
BrightSpire Capital, Inc., Series 2026-FL3, Class AS, 5.34% (1 mo. Term SOFR + 1.70%), 08/19/2043, (1.70% Floor) (Callable 09/19/2028)(d)	250,000	250,851
CBAM Ltd., Series 2017-1A, Class AR2, 5.07% (3 mo. Term SOFR + 1.39%), 01/20/2038, (1.39% Floor) (Callable 01/20/2027)(d)	250,000	250,865
CIFC Funding Ltd.
Series 2022-1A, Class A, 5.00% (3 mo. Term SOFR + 1.32%), 04/17/2035, (1.32% Floor) (Callable 07/17/2026)(d)	250,000	250,000
Series 2022-4A, Class AR, 4.77% (3 mo. Term SOFR + 1.09%), 07/16/2035, (1.09% Floor) (Callable 07/16/2026)(d)	250,000	249,870
Series 2023-2A, Class AR, 4.80% (3 mo. Term SOFR + 1.13%), 01/21/2037, (1.13% Floor) (Callable 04/21/2027)(d)	250,000	249,804
Empower CLO Ltd., Series 2025-1A, Class A, 4.99% (3 mo. Term SOFR + 1.31%), 07/20/2038, (1.31% Floor) (Callable 07/20/2027)(d)	250,000	250,694
Galaxy CLO Ltd., Series 2016-22A, Class AR4, 4.70% (3 mo. Term SOFR + 1.02%), 04/16/2034, (1.02% Floor) (Callable 07/16/2026)(d)	300,000	299,970
GS REFT 2026-FL1 Issuer Ltd., Series 2026-FL1, Class A, 5.14% (1 mo. Term SOFR + 1.50%), 10/19/2043, (1.50% Floor) (Callable 09/19/2028)(d)	150,000	150,328

	Par	Value
ICG US CLO Ltd., Series 2014-1A, Class A1A3, 4.68% (3 mo. Term SOFR + 1.00%), 10/20/2034, (1.00% Floor) (Callable 10/20/2026)(d)	$250,000	$249,993
Invesco CLO Ltd., Series 2021-3A, Class A1R, 4.74% (3 mo. Term SOFR + 1.08%), 10/22/2034, (1.08% Floor) (Callable 07/22/2026)(d)	270,000	269,893
LCM LP, Series 39A, Class A1R2, 4.71% (3 mo. Term SOFR + 1.04%), 10/15/2034, (1.04% Floor) (Callable 01/15/2027)(d)	250,000	250,056
LoanCore, Series 2025-CRE9, Class A, 5.09% (1 mo. Term SOFR + 1.45%), 08/18/2042, (1.45% Floor) (Callable 05/15/2028)(d)	250,000	250,390
Magnetite CLO Ltd., Series 2021-31A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034, (1.00% Floor) (Callable 07/15/2026)(d)	250,000	249,994
Neuberger Berman CLO Ltd.
Series 2014-17A, Class A1R4, 4.86% (3 mo. Term SOFR + 1.22%), 07/22/2040, (1.22% Floor)(d)	250,000	249,999
Series 2022-47A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 04/16/2035, (1.09% Floor) (Callable 07/14/2026)(d)	250,000	250,002
Oaktree CLO Ltd., Series 2024-25A, Class AR, 4.84% (3 mo. Term SOFR + 1.21%), 04/20/2039, (1.21% Floor)(d)	250,000	250,195
OHA Credit Funding, Series 2019-4A, Class AR2, 4.95% (3 mo. Term SOFR + 1.29%), 01/22/2038, (1.29% Floor) (Callable 01/22/2027)(d)	500,000	501,073
OZLM Ltd., Series 2016-15A, Class A1R3, 4.73% (3 mo. Term SOFR + 1.05%), 04/20/2033, (1.05% Floor) (Callable 07/20/2026)(d)	131,824	131,823
Starwood Property Trust, Inc., Series 2025-FL4, Class A, 5.09% (1 mo. Term SOFR + 1.45%), 11/19/2042, (1.45% Floor) (Callable 05/19/2028)(d)	250,000	250,312
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 4.95% (3 mo. Term SOFR + 1.28%), 10/13/2032, (1.02% Floor) (Callable 07/13/2026)(d)	26,747	26,749
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,378,571)		5,382,821

The accompanying notes are an integral part of these financial statements.

5

Large Company Growth Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - 1.7%
Communication Services - 0.1%
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	$130,000	$112,854
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	17,000	16,856
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	139,000	121,435
4.78%, 02/15/2035 (Callable 11/15/2034)	60,000	58,078
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	60,000	55,778
		365,001
Communications - 0.0%(i)
T-Mobile USA, Inc.
2.05%, 02/15/2028 (Callable 12/15/2027)	20,000	19,219
3.38%, 04/15/2029 (Callable 07/11/2026)	15,000	14,484
		33,703
Consumer Discretionary - 0.1%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	87,000	77,835
American Airlines 2015-2 Class AA Pass Through Trust, Series 2015-2, 3.60%, 09/22/2027	48,412	47,674
American Airlines 2016-1 Class AA Pass Through Trust, Series 2016-1, 3.58%, 01/15/2028	2,193	2,150
American Airlines 2016-2 Class AA Pass Through Trust, Series 2016-2, 3.20%, 06/15/2028	24,549	23,666
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	90,000	84,745
Lowe's Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	60,000	59,585
O'Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	124,000	122,728
		418,383
Consumer Staples - 0.1%
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	69,000	65,476
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	90,000	89,414
		154,890
Energy - 0.1%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	97,000	96,442
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	65,000	61,150

	Par	Value
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	$65,000	$64,366
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	29,000	26,640
		248,598
Financials - 0.6%
Aviation Capital Group LLC, 5.13%, 04/10/2030 (Callable 03/10/2030)(d)	40,000	40,111
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	279,000	278,651
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	42,000	41,583
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	15,000	14,758
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	147,000	135,716
Bank of Nova Scotia, 2.70%, 08/03/2026	94,000	93,868
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028)(d)	94,000	88,466
2.50%, 01/10/2030 (Callable 10/10/2029)(d)	37,000	34,295
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	83,000	82,276
Fiserv, Inc., 5.45%, 03/02/2028 (Callable 02/02/2028)	85,000	85,843
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	189,472
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	57,000	56,628
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	44,000	43,550
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	26,000	24,802
4.45% to 12/05/2028 then 3 mo. Term SOFR + 1.59%, 12/05/2029 (Callable 12/05/2028)	15,000	14,895
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	17,000	14,964
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	62,000	55,964
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/30/2026)	65,000	64,968

The accompanying notes are an integral part of these financial statements.

6

Large Company Growth Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Morgan Stanley
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	$67,000	$66,900
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	31,000	27,119
5.47% to 01/18/2034 then SOFR + 1.73%, 01/18/2035 (Callable 01/18/2034)	85,000	86,254
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037 (Callable 04/20/2032)	5,000	4,968
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027(d)	63,000	62,340
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	35,000	35,003
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	21,000	20,839
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	16,000	15,861
		1,680,094
Health Care - 0.2%
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	92,000	92,858
CVS Health Corp., 1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	130,000	115,130
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	86,000	84,488
Royalty Pharma PLC
1.75%, 09/02/2027 (Callable 07/02/2027)	153,000	148,186
2.20%, 09/02/2030 (Callable 06/02/2030)	45,000	40,637
		481,299
Industrials - 0.1%
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	123,000	114,708
Federal Express Corp. 2020-1 Pass Through Trusts, Series 2020-1AA, 1.88%, 02/20/2034	156,710	135,544
		250,252
Information Technology - 0.2%(c)
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	76,000	72,419
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/16/2026)	61,000	60,875

	Par	Value
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	$92,000	$90,172
2.95%, 04/01/2030 (Callable 01/01/2030)	176,000	161,850
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	51,000	44,893
		430,209
Materials - 0.1%
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	54,000	54,327
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	59,000	59,022
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	65,000	62,572
		175,921
Real Estate - 0.0%(i)
Equinix, Inc., 2.90%, 11/18/2026 (Callable 09/18/2026)	49,000	48,734
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	96,000	90,326
		139,060
Utilities - 0.1%
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	62,000	61,257
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	132,000	130,050
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	87,000	87,094
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	57,000	57,378
		335,779
TOTAL CORPORATE BONDS (Cost $4,879,696)		4,713,189
ASSET-BACKED SECURITIES - 1.2%
Beacon Container Finance LLC, Series 2021-1A, Class A, 2.25%, 10/22/2046(d)	53,333	49,329
CarMax Auto Owner Trust
Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 08/15/2027)	150,000	151,635
Series 2026-2, Class B, 4.51%, 06/15/2032 (Callable 08/15/2029)	150,000	148,973
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 08/15/2027)	250,000	250,870
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047(d)	79,767	73,279
Exeter Automobile Receivables Trust
Series 2025-4A, Class A3, 4.39%, 09/17/2029 (Callable 09/15/2029)	150,000	150,002

The accompanying notes are an integral part of these financial statements.

7

Large Company Growth Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2025-5A, Class A2, 4.38%, 06/15/2028 (Callable 06/15/2028)	$79,093	$79,133
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44%, 03/15/2029 (Callable 03/15/2029)(d)	150,000	150,094
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 06/15/2027)	150,000	151,882
Honda Auto Receivables Owner Trust, Series 2025-4, Class A2A, 4.04%, 06/15/2028 (Callable 06/15/2028)	179,015	178,818
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 04/25/2027)(d)	59,097	52,817
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/2047 (Callable 01/20/2037)(d)	120,861	102,775
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 08/20/2029)(d)	164,381	154,433
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 08/20/2032)(d)	32,739	27,674
Navient Student Loan Trust
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 05/15/2028)(d)	47,173	44,481
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 03/15/2029)(d)	29,501	26,992
Series 2021-DA, Class C, 3.48%, 04/15/2060 (Callable 05/15/2032)(d)	85,805	79,256
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 10/15/2033)(d)	114,723	115,330
OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.50%, 06/14/2038 (Callable 06/14/2028)(d)	150,000	152,709
Santander Consumer USA Holdings, Inc., Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 06/15/2028)	100,000	100,133
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053(d)	73,900	74,462
SoFi Consumer Loan Program Trust
Series 2025-1, Class B, 5.12%, 02/27/2034 (Callable 12/25/2027)(d)	100,000	100,101
Series 2025-4, Class B, 4.60%, 08/25/2035 (Callable 09/25/2028)(d)	200,000	198,312
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A3, 4.11%, 04/20/2029 (Callable 09/20/2028)(d)	150,000	149,073

	Par	Value
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027)(d)	$143,879	$123,154
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051(d)	148,398	138,654
Westlake Automobile Receivables Trust
Series 2026-1A, Class A3, 4.01%, 07/16/2029 (Callable 03/15/2029)(d)	100,000	99,590
Series 2026-2A, Class A3, 4.35%, 04/15/2030 (Callable 04/15/2030)(d)	150,000	149,783
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 03/15/2028)	100,000	99,753
TOTAL ASSET-BACKED SECURITIES (Cost $3,448,702)		3,373,497
U.S. TREASURY SECURITIES - 0.3%
United States Treasury Note/Bond
0.88%, 09/30/2026	91,000	90,342
1.50%, 01/31/2027	44,800	44,154
2.75%, 04/30/2027	2,000	1,978
3.75%, 04/30/2027	47,700	47,575
3.88%, 05/31/2027	150,300	150,001
4.63%, 06/15/2027	3,000	3,014
3.25%, 06/30/2027	2,400	2,380
3.38%, 09/15/2027	43,000	42,614
3.88%, 03/31/2028	15,000	14,927
3.75%, 05/15/2028	5,500	5,459
3.88%, 07/15/2028	12,800	12,727
4.13%, 10/31/2029	79,000	78,874
4.00%, 06/30/2032	2,000	1,973
2.75%, 08/15/2032	19,000	17,450
4.13%, 11/15/2032	84,400	83,662
3.50%, 02/15/2033	178,900	170,717
4.25%, 05/15/2035	71,000	70,168
4.63%, 02/15/2055	70,000	66,546
TOTAL U.S. TREASURY SECURITIES (Cost $915,351)		904,561

	Shares
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Real Estate - 0.2%
Welltower, Inc.	2,671	606,237
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $525,769)		606,237

The accompanying notes are an integral part of these financial statements.

8

Large Company Growth Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
RIGHTS - 0.0%(i)
ABIOMED, Inc.(a)(j)	1,153	$0
TOTAL RIGHTS (Cost $0)		0
TOTAL INVESTMENTS - 91.6% (Cost $142,460,952)		$258,140,070
Money Market Deposit Account - 5.9%(k)(l)		16,575,663
Other Assets in Excess of Liabilities - 2.5%		6,974,770
TOTAL NET ASSETS - 100.0%		$281,690,503

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $958,314.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $12,548,936 or 4.5% of the Fund’s net assets.

(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(f)	Interest only security.
(g)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(h)	Affiliated security as defined by the Investment Company Act of 1940.
(i)	Represents less than 0.05% of net assets.
(j)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(k)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.49%.

(l)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2026 is $955,291 which represented 0.3% of net assets.

The accompanying notes are an integral part of these financial statements.

9

Large Company Growth Portfolio
Schedule of Futures Contracts
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	5	09/21/2026	$549,453	$3,748
U.S. Treasury 5 Year Note	1	09/30/2026	107,047	192
				$3,940

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(14)	09/21/2026	$1,574,563	$(19,146)
U.S. Treasury 2 Year Notes	(11)	09/30/2026	2,267,461	(3)
U.S. Treasury Long Bonds	(7)	09/21/2026	794,500	(19,568)
U.S. Treasury Ultra Bonds	(1)	09/21/2026	116,156	(3,377)
				$(42,094)
Net Unrealized Appreciation (Depreciation)				$(38,154)

The accompanying notes are an integral part of these financial statements.

10

Large Company Growth Portfolio
Schedule of Credit Default Swap Contracts
Sell Protection
June 30, 2026 (Unaudited)

Reference Obligation*	Financing Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount(b)	Value(c)	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Sell Protection(a):
CDX NA HY Series 46	5.00%	Quarterly	06/20/2031	$465,300	$37,871	$17,479	$20,392
					$37,871	$17,479	$20,392

*	Centrally cleared swap.
Morgan Stanley is the counterparty for the swap.
The Fund has recorded a liability of $0 as of June 30, 2026 related to the current day’s variation margin related to these contracts.
(a)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying notes are an integral part of these financial statements.

11

Large Company Growth Portfolio
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Russell 1000 Growth Total Return Index	Goldman Sachs	Receive	EFFR + 0.70%	Termination	03/30/2027	$49,795,865	$ 4,140,768
Net Unrealized Appreciation (Depreciation)							$4,140,768

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
EFFR - Effective Federal Funds Rate was 3.63% as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

12

Large Company Value Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 79.7%
Communication Services - 3.5%
Alphabet, Inc. - Class A	2,010	$718,314
AT&T, Inc.	13,044	270,011
Comcast Corp. - Class A	56,607	1,389,702
DoubleVerify Holdings, Inc.(a)	3,200	34,688
Fox Corp. - Class A	3,290	171,606
Fox Corp. - Class B	4,923	230,593
GCI Liberty, Inc. - Class C(a)	906	19,533
Liberty Global Ltd. - Class A(a)	15,140	172,142
Liberty Global Ltd. - Class C(a)	32,080	352,880
Meta Platforms, Inc. - Class A	422	237,708
New York Times Co. - Class A	2,360	165,153
Nexstar Media Group, Inc.	260	46,433
NIQ Global Intelligence PLC(a)	3,750	35,063
Omnicom Group, Inc.	12,937	942,202
T-Mobile US, Inc.	1,338	224,423
Verizon Communications, Inc.	1,656	70,115
Versant Media Group, Inc.	4,176	150,378
Walt Disney Co.	6,220	598,675
WPP PLC - ADR	23,590	365,409
		6,195,028
Consumer Discretionary - 6.4%
Amazon.com, Inc.(a)	17,584	4,190,971
Amer Sports, Inc.(a)	3,760	127,238
Aptiv PLC(a)	9,700	595,386
Booking Holdings, Inc.	1,640	292,314
BorgWarner, Inc.	11,469	761,542
Bright Horizons Family Solutions, Inc.(a)	1,220	86,474
Carnival Corp. Ltd.	6,090	173,991
Crocs, Inc.(a)	1,170	141,149
Domino’s Pizza, Inc.	530	156,901
Etsy, Inc.(a)	460	34,652
Five Below, Inc.(a)	150	26,968
Flutter Entertainment PLC(a)	1,200	122,604
General Motors Co.	18,664	1,438,621
Gentex Corp.	501	12,660
Genuine Parts Co.	5,000	589,900
Grand Canyon Education, Inc.(a)	1,328	190,050
H&R Block, Inc.	7,318	278,669
Lear Corp.	350	46,921
Lithia Motors, Inc.	830	241,107
Magna International, Inc.	16,772	1,101,249
McDonald’s Corp.	890	240,576
Ollie’s Bargain Outlet Holdings, Inc.(a)	430	33,058
Ralph Lauren Corp.	560	224,790
Ross Stores, Inc.	1,020	217,107
Royal Caribbean Cruises Ltd.	90	28,578
Travel + Leisure Co.	2,260	172,732
		11,526,208
Consumer Staples - 4.1%
Altria Group, Inc.	7,400	532,430
Archer-Daniels-Midland Co.	2,080	158,912

	Shares	Value
BJ’s Wholesale Club Holdings, Inc.(a)	5,147	$448,921
Case‘y’s General Stores, Inc.	440	349,708
Colgate-Palmolive Co.	10,282	942,654
Conagra Brands, Inc.	12,400	166,904
Constellation Brands, Inc. - Class A	4,800	667,632
Diageo PLC	4,902	98,997
Dollar General Corp.	1,050	120,866
Dollar Tree, Inc.(a)	3,360	406,392
Estee Lauder Cos., Inc. - Class A	4,080	322,116
J M Smucker Co.	4,900	551,250
Kraft Heinz Co.	29,600	699,152
Kroger Co.	1,530	84,961
Mondelez International, Inc. - Class A	9,500	549,480
Pernod Ricard SA	821	59,905
Philip Morris International, Inc.	2,030	367,247
Procter & Gamble Co.	2,039	298,999
Smithfield Foods, Inc.	2,820	68,413
Sysco Corp.	1,500	125,370
Unilever PLC - ADR	5,557	334,087
Walmart, Inc.	274	31,033
		7,385,429
Energy - 5.7%
Antero Midstream Corp.	11,533	262,376
Antero Resources Corp.(a)	850	29,869
APA Corp.	55,764	1,816,233
Baker Hughes Co.	1,360	75,480
Chesapeake Energy Corp.	2,090	190,587
Chevron Corp.	2,982	494,296
ConocoPhillips	7,224	751,007
Exxon Mobil Corp.	7,847	1,072,842
Halliburton Co.	10,000	339,500
HF Sinclair Corp.	883	61,501
Kinder Morgan, Inc.	950	30,372
Marathon Petroleum Corp.	840	214,763
NOV, Inc.	23,695	439,542
Ovintiv, Inc.	15,200	800,280
Phillips 66	3,226	545,355
Shell PLC - ADR	11,647	903,108
SLB Ltd.	16,570	770,339
TechnipFMC PLC	7,690	509,847
TotalEnergies SE	4,506	350,255
Valero Energy Corp.	1,790	466,188
		10,123,740
Financials - 15.1%
Affiliated Managers Group, Inc.	200	67,680
AIB Group PLC	29,745	349,211
Allstate Corp.	597	142,050
Ally Financial, Inc.	9,534	438,087
American Express Co.	1,476	499,257
American International Group, Inc.	27,789	2,071,114
Aon PLC - Class A	1,782	591,072
Axis Capital Holdings Ltd.	1,072	115,176
Bank of America Corp.	37,743	2,150,596

The accompanying notes are an integral part of these financial statements.

13

Large Company Value Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Berkshire Hathaway, Inc. - Class B(a)	1,928	$964,752
Blackrock, Inc.	50	48,078
Block, Inc.(a)	810	61,560
Capital One Financial Corp.	1,076	215,867
Cboe Global Markets, Inc.	1,240	300,911
Charles Schwab Corp.	10,500	968,835
Chubb Ltd.	340	115,852
Cincinnati Financial Corp.	920	170,329
Citigroup, Inc.	12,396	1,734,944
Citizens Financial Group, Inc.	4,015	281,331
CME Group, Inc.	2,714	599,333
Commerce Bancshares, Inc.	192	11,088
Corebridge Financial, Inc.	21,790	623,848
Credit Acceptance Corp.(a)	127	80,866
Cullen/Frost Bankers, Inc.	290	44,811
FactSet Research Systems, Inc.	280	64,422
Fidelity National Financial, Inc.	1,710	80,644
Fidelity National Information Services, Inc.	11,590	450,619
First American Financial Corp.	5,950	408,110
First Citizens BancShares, Inc. - Class A	344	715,792
First Hawaiian, Inc.	2,470	72,371
Fiserv, Inc.(a)	20,990	1,029,559
Globe Life, Inc.	200	35,736
Hamilton Lane, Inc. - Class A	3,620	285,365
Hartford Insurance Group, Inc.	1,400	185,528
JPMorgan Chase & Co.	4,917	1,609,482
M&T Bank Corp.	1,150	273,711
MarketAxess Holdings, Inc.	1,180	133,918
Marsh & McLennan Cos., Inc.	2,493	415,508
Moody’s Corp.	852	385,888
Morningstar, Inc.	2,397	373,980
MSCI, Inc.	680	380,827
Nasdaq, Inc.	1,680	132,418
Northern Trust Corp.	2,381	413,913
PNC Financial Services Group, Inc.	1,090	268,380
Popular, Inc.	1,760	288,957
Principal Financial Group, Inc.	541	58,309
Raymond James Financial, Inc.	200	30,406
RenaissanceRe Holdings Ltd.	200	63,380
Resona Holdings, Inc.	27,200	352,306
S&P Global, Inc.	783	318,885
State Street Corp.	3,446	584,442
Stifel Financial Corp.	987	68,863
Synchrony Financial	5,670	431,203
Truist Financial Corp.	13,000	647,660
Unum Group	1,632	145,901
US Bancorp	19,825	1,197,430
Wells Fargo & Co.	23,929	1,977,492
Willis Towers Watson PLC	1,922	502,353
		27,030,406

	Shares	Value
Health Care - 11.5%
Abbott Laboratories	5,179	$469,942
AbbVie, Inc.	1,674	421,245
Agilent Technologies, Inc.	5,653	750,888
Amgen, Inc.	366	132,536
Becton Dickinson & Co.	4,051	613,038
BioMarin Pharmaceutical, Inc.(a)	1,000	57,220
Bio-Rad Laboratories, Inc. - Class A(a)	1,321	387,859
Bio-Techne Corp.	7,987	564,282
Bristol-Myers Squibb Co.	5,789	333,562
Caris Life Sciences, Inc.(a)	12,357	220,202
Centene Corp.(a)	7,012	450,100
Cigna Group	5,087	1,402,384
CVS Health Corp.	4,270	441,731
Danaher Corp.	1,322	251,815
Elevance Health, Inc.	3,935	1,521,782
Encompass Health Corp.	3,880	392,190
Ensign Group, Inc.	1,403	224,901
Exelixis, Inc.(a)	5,720	311,225
GE HealthCare Technologies, Inc.	21,538	1,378,647
Gilead Sciences, Inc.	921	116,359
GSK PLC - ADR	5,161	270,540
Haleon PLC	108,428	500,078
HCA Healthcare, Inc.	549	214,050
Humana, Inc.	1,730	687,191
Incyte Corp.(a)	1,550	175,708
IQVIA Holdings, Inc.(a)	662	127,912
Jazz Pharmaceuticals PLC(a)	400	96,388
Johnson & Johnson	6,470	1,643,186
Labcorp Holdings, Inc.	1,980	554,400
McKesson Corp.	53	40,047
Medtronic PLC	10,113	791,140
Pfizer, Inc.	12,370	297,870
Regeneron Pharmaceuticals, Inc.	524	326,735
Royalty Pharma PLC - Class A	4,847	271,771
Solventum Corp.(a)	4,695	362,219
STERIS PLC	2,283	480,731
Tenet Healthcare Corp.(a)	530	99,152
UnitedHealth Group, Inc.	3,020	1,255,203
Universal Health Services, Inc. - Class B	720	107,057
Viatris, Inc.	2,500	39,700
Waters Corp.(a)	1,863	698,699
West Pharmaceutical Services, Inc.	850	305,150
Zimmer Biomet Holdings, Inc.	6,184	532,381
Zoetis, Inc.	4,159	298,866
		20,618,082
Industrials - 10.5%
Allegion PLC	2,736	384,381
ATI, Inc.(a)	390	76,869
Boeing Co.(a)	2,460	532,516
Canadian Pacific Kansas City Ltd.	2,885	249,985
CH Robinson Worldwide, Inc.	1,910	359,729
Cintas Corp.	915	155,623
CNH Industrial NV	88,240	990,935

The accompanying notes are an integral part of these financial statements.

14

Large Company Value Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
CSX Corp.	4,100	$194,873
Cummins, Inc.	386	275,299
Deere & Co.	710	450,374
Dycom Industries, Inc.(a)	161	81,400
EMCOR Group, Inc.	212	175,935
Emerson Electric Co.	2,637	377,487
ExlService Holdings, Inc.(a)	6,260	161,884
Expeditors International of Washington, Inc.	280	45,634
FedEx Corp.	3,310	1,036,460
Fedex Freight Holding Co., Inc.(a)	135	20,385
Ferguson Enterprises, Inc.	1,648	391,120
Fluor Corp.(a)	5,126	268,551
Fortive Corp.	10,400	635,336
General Dynamics Corp.	4,037	1,430,067
Graco, Inc.	1,356	102,527
GXO Logistics, Inc.(a)	1,740	88,218
Howmet Aerospace, Inc.	1,070	287,680
Hubbell, Inc.	851	445,243
Ingersoll Rand, Inc.	3,563	292,130
JB Hunt Transport Services, Inc.	1,800	520,974
Landstar System, Inc.	960	198,538
Lockheed Martin Corp.	550	280,203
Lyft, Inc. - Class A(a)	13,580	198,404
MSA Safety, Inc.	1,690	295,040
Mueller Industries, Inc.	1,170	143,828
Nordson Corp.	1,387	418,444
Norfolk Southern Corp.	1,400	440,426
Otis Worldwide Corp.	362	25,919
PACCAR, Inc.	6,851	822,942
Parker-Hannifin Corp.	340	332,561
Rockwell Automation, Inc.	820	405,966
RTX Corp.	3,030	574,882
Ryder System, Inc.	350	92,319
Simpson Manufacturing Co., Inc.	1,793	375,365
Southwest Airlines Co.	1,000	51,420
Stanley Black & Decker, Inc.	4,300	404,716
Tetra Tech, Inc.	5,820	168,140
Trane Technologies PLC	570	279,961
TransUnion	5,163	372,459
UL Solutions, Inc.(b)	603	61,422
Union Pacific Corp.	2,547	692,784
United Parcel Service, Inc. - Class B	5,650	607,375
United Rentals, Inc.	180	203,920
Verisk Analytics, Inc.	1,562	280,426
Watsco, Inc.	370	154,190
Watts Water Technologies, Inc. - Class A	1,693	662,725
Westinghouse Air Brake Technologies Corp.	1,035	279,036
XPO, Inc.(a)	150	30,794
		18,885,820

	Shares	Value
Information Technology - 15.9%
Accenture PLC - Class A	2,635	$327,899
Advanced Micro Devices, Inc.(a)	70	40,664
Analog Devices, Inc.	3,517	1,396,847
Apple, Inc.	10,630	3,075,897
Applied Materials, Inc.	146	105,558
Autodesk, Inc.(a)	1,729	336,152
Avnet, Inc.	7,530	668,815
BILL Holdings, Inc.(a)	3,160	114,266
Cadence Design Systems, Inc.(a)	817	306,636
CDW Corp./DE	5,700	801,648
Check Point Software Technologies Ltd.(a)	1,600	210,288
Cirrus Logic, Inc.(a)	1,090	161,898
Cisco Systems, Inc.	8,108	952,366
Cognex Corp.	3,370	244,055
Cognizant Technology Solutions Corp. - Class A	13,688	530,136
Dell Technologies, Inc. - Class C	430	185,528
Elastic NV(a)	1,350	76,977
F5, Inc.(a)	3,463	1,440,469
First Solar, Inc.(a)	1,040	245,398
Gen Digital, Inc.	8,960	223,014
HP, Inc.	7,250	159,065
HubSpot, Inc.(a)	800	146,008
Intel Corp.(a)	6,530	911,784
International Business Machines Corp.	670	188,411
Intuit, Inc.	300	78,300
Jabil, Inc.	190	73,241
Keysight Technologies, Inc.(a)	1,260	441,088
KLA Corp.	850	256,454
Lam Research Corp.	352	152,532
Lattice Semiconductor Corp.(a)	230	35,181
Leidos Holdings, Inc.	4,300	442,771
Littelfuse, Inc.	130	59,193
Microchip Technology, Inc.	1,220	111,264
Microsoft Corp.	9,587	3,576,143
Motorola Solutions, Inc.	930	386,220
nCino, Inc.(a)	3,370	55,100
NetApp, Inc.	1,090	168,688
Pegasystems, Inc.	4,966	148,831
PTC, Inc.(a)	1,172	133,151
Qnity Electronics, Inc.	1,390	227,001
QUALCOMM, Inc.	3,627	670,233
Ralliant Corp.	660	48,596
Salesforce, Inc.	7,550	1,182,783
SAP SE - ADR	4,300	662,673
Skyworks Solutions, Inc.	810	54,918
Strategy, Inc. - Class A(a)	460	39,988
Super Micro Computer, Inc.(a)	140	4,106
Synopsys, Inc.(a)	363	161,923
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,517	1,202,044
TD SYNNEX Corp.	800	213,872
TE Connectivity PLC	2,599	523,984

The accompanying notes are an integral part of these financial statements.

15

Large Company Value Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Teledyne Technologies, Inc.(a)	300	$200,070
Telefonaktiebolaget LM Ericsson - ADR	121,382	1,353,409
Texas Instruments, Inc.	950	283,167
Workday, Inc. - Class A(a)	21,390	2,618,564
Zebra Technologies Corp. - Class A(a)	620	163,221
		28,578,488
Materials - 4.7%
Agnico Eagle Mines Ltd.	1,714	266,312
Albemarle Corp.	790	106,674
Anglogold Ashanti PLC	241	19,494
Corteva, Inc.	4,988	422,434
CRH PLC	4,908	525,156
DuPont de Nemours, Inc.	597	80,932
Eastman Chemical Co.	520	34,830
Franco-Nevada Corp.	3,605	752,214
Glencore PLC	19,828	135,134
International Flavors & Fragrances, Inc.	7,225	572,364
Martin Marietta Materials, Inc.	511	294,694
NewMarket Corp.	190	150,336
Newmont Corp.	5,926	553,488
Nucor Corp.	326	72,617
Olin Corp.	16,590	328,814
PPG Industries, Inc.	11,300	1,370,577
Royal Gold, Inc.	2,343	467,686
RPM International, Inc.	2,966	329,671
Scotts Miracle-Gro Co.	130	8,854
Southern Copper Corp.	1,695	295,332
Teck Resources Ltd. - Class B	6,985	416,022
Vulcan Materials Co.	1,348	397,673
Wheaton Precious Metals Corp.	7,294	820,508
		8,421,816
Real Estate - 0.2%
CBRE Group, Inc. - Class A(a)	2,557	344,402
Zillow Group, Inc. - Class A(a)	1,250	39,213
Zillow Group, Inc. - Class C(a)	1,060	33,411
		417,026
Utilities - 2.1%
American Electric Power Co., Inc.	1,410	192,902
Dominion Energy, Inc.	18,100	1,236,049
Duke Energy Corp.	1,100	139,238
Edison International	7,370	548,696
Entergy Corp.	420	48,241
Eversource Energy	6,900	498,663
Exelon Corp.	6,630	309,091
OGE Energy Corp.	660	32,116
PG&E Corp.	8,970	150,875
Pinnacle West Capital Corp.	1,470	157,290
PPL Corp.	6,893	250,561
Southern Co.	2,061	197,258

	Shares	Value
Talen Energy Corp.(a)	170	$65,324
		3,826,304
TOTAL COMMON STOCKS (Cost $116,277,150)		143,008,347

	Par
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.0%
Aspire Mortgage Trust, Series 2026-1, Class A1, 4.86%, 01/25/2066 (Callable 02/25/2029)(c)(d)	$93,264	91,961
BBCMS Trust, Series 2021-C10, Class XA, 1.29%, 07/15/2054 (Callable 05/15/2031)(d)(e)	882,606	38,071
BSPDF Issuer Ltd., Series 2026-FL4, Class A, 5.09% (1 mo. Term SOFR + 1.45%), 11/18/2043, (1.45% Floor) (Callable 12/18/2028)(c)	175,000	175,273
BX Trust
Series 2024-XL4, Class B, 5.42% (1 mo. Term SOFR + 1.79%), 02/15/2039, (1.79% Floor)(c)	74,845	74,986
Series 2025-ROIC, Class A, 4.77% (1 mo. Term SOFR + 1.14%), 03/15/2030, (1.14% Floor)(c)	144,593	144,368
Series 2025-VOLT, Class A, 5.33% (1 mo. Term SOFR + 1.70%), 12/15/2044, (1.70% Floor)(c)	150,000	150,281
Series 2026-ALOHA, Class A, 4.98% (1 mo. Term SOFR + 1.35%), 04/15/2043, (1.35% Floor)(c)	125,000	125,117
Series 2026-CSMO, Class B, 5.33% (1 mo. Term SOFR + 1.70%), 02/15/2043, (1.70% Floor)(c)	100,000	100,717
Series 2026-RISE, Class A, 4.93% (1 mo. Term SOFR + 1.30%), 04/15/2041, (1.30% Floor) (Callable 04/15/2028)(c)	150,000	150,187
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.70%, 09/15/2053 (Callable 08/15/2030)(d)(e)	353,033	13,552
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 07/25/2026)(c)(d)	102,417	87,600
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.92%, 11/10/2041(c)(d)	100,000	99,372
DK Trust, Series 2024-SPBX, Class A, 5.13% (1 mo. Term SOFR + 1.50%), 03/15/2034, (1.50% Floor)(c)	125,000	125,117
Federal Home Loan Mortgage Corp.
Series 5400, Class FA, 4.38% (30 day avg SOFR US + 0.75%), 04/25/2054, (0.75% Floor), (6.50% Cap)	123,038	122,589

The accompanying notes are an integral part of these financial statements.

16

Large Company Value Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 5410, Class DF, 5.08% (30 day avg SOFR US + 1.45%), 05/25/2054, (1.45% Floor), (6.75% Cap)	$249,979	$253,445
Series 5460, Class FH, 4.73% (30 day avg SOFR US + 1.10%), 10/25/2054, (1.10% Floor), (6.50% Cap)	116,548	116,636
Series 5473, Class BF, 4.93% (30 day avg SOFR US + 1.30%), 11/25/2054, (1.30% Floor), (6.50% Cap)	133,693	134,659
Series 5483, Class FD, 4.93% (30 day avg SOFR US + 1.30%), 12/25/2054, (1.30% Floor), (6.50% Cap)	97,477	98,356
Series 5570, Class FA, 5.03% (30 day avg SOFR US + 1.40%), 05/25/2055, (1.40% Floor), (6.50% Cap)	109,792	111,036
Series 5583, Class FA, 4.88% (30 day avg SOFR US + 1.25%), 10/25/2055, (1.25% Floor), (6.50% Cap)	81,363	82,111
Series K110, Class X1, 1.75%, 04/25/2030 (Callable 04/25/2030)(d)(e)	275,444	13,786
Series K118, Class X1, 1.03%, 09/25/2030 (Callable 06/25/2030)(d)(e)	582,947	18,975
Series K151, Class X1, 0.48%, 04/25/2030 (Callable 02/25/2030)(d)(e)	1,479,918	16,610
Federal National Mortgage Association
Series 2024-100, Class FD, 5.08% (30 day avg SOFR US + 1.45%), 06/25/2054, (1.45% Floor), (6.50% Cap)	354,423	358,185
Series 2024-22, Class FC, 4.93% (30 day avg SOFR US + 1.30%), 05/25/2054, (1.30% Floor), (6.50% Cap)	104,790	105,631
Series 2024-86, Class FA, 5.08% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)	196,527	198,902
Series 2024-93, Class FL, 5.08% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)	610,570	617,051
Government National Mortgage Association
Series 2025-89, Class FB, 5.06% (30 day avg SOFR US + 1.45%), 05/20/2055, (1.45% Floor), (6.50% Cap)	23,838	24,215

	Par	Value
Series 2025-89, Class FG, 5.01% (30 day avg SOFR US + 1.40%), 05/20/2055, (1.40% Floor), (6.50% Cap)	$47,676	$48,372
GS Mortgage Securities Corp. II, Series 2024-FAIR, Class A, 6.07%, 07/15/2029(c)(d)	175,000	174,604
JP Morgan Mortgage Trust
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 03/25/2032)(c)(d)	24,936	22,425
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 01/25/2028)(c)(d)	42,480	37,827
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 07/25/2026)(c)(d)	6,111	5,634
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 08/25/2033)(c)(d)	35,743	31,951
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 08/25/2030)(c)(d)	31,520	27,968
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 01/25/2034)(c)(d)	148,455	127,857
Series 2022-8, Class A17, 4.50%, 01/25/2053 (Callable 07/25/2049)(c)(d)	36,079	33,734
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 12/25/2034)(c)(d)	58,609	57,373
MTN Commercial Mortgage Trust, Series 2026-LPFX, Class A, 5.15%, 05/15/2043(c)(d)	150,000	149,576
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.75%, 07/15/2039(c)(d)	200,000	201,377
PCY Trust 2026-FCMT, Series 2026-FCMT, Class A, 5.33%, 04/05/2041(c)(d)	175,000	175,779
PMT Loan Trust, Series 2026-CNF4, Class A6, 5.00%, 05/25/2057 (Callable 01/25/2047)(c)(d)	196,432	194,020
PRM5 Trust, Series 2025-PRM5, Class B, 4.92%, 03/10/2033(c)(d)	125,000	123,795
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 07/25/2045)(c)(d)	100,000	62,390
PSMC Trust, Series 2020-3, Class A1, 3.00%, 11/25/2050 (Callable 04/25/2044)(c)(d)	23,724	20,450
Sequoia Mortgage Trust, Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 06/25/2046)(c)(d)	100,000	73,061
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 7.23%, 12/10/2034(c)(d)	125,047	125,246

The accompanying notes are an integral part of these financial statements.

17

Large Company Value Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 02/25/2036)(c)(d)(f)	$44,173	$38,199
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,487,445)		5,380,427

	Shares
AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.7%
Voya VACS Series EMHCD Fund(g)	138	1,487
Voya VACS Series HYB Fund(g)	97,986	1,004,354
Voya VACS Series SC Fund - Class SC(g)	372,081	3,858,481
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $5,006,862)		4,864,322

	Par
CORPORATE BONDS - 1.9%
Communication Services - 0.1%
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	$87,000	75,525
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	11,000	10,907
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	96,000	83,869
4.78%, 02/15/2035 (Callable 11/15/2034)	42,000	40,655
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	42,000	39,044
		250,000
Communications - 0.0%(h)
T-Mobile USA, Inc.
2.05%, 02/15/2028 (Callable 12/15/2027)	13,000	12,492
3.38%, 04/15/2029 (Callable 07/11/2026)	11,000	10,622
		23,114
Consumer Discretionary - 0.2%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	64,000	57,258
American Airlines 2015-2 Class AA Pass Through Trust, Series 2015-2, 3.60%, 09/22/2027	30,520	30,055
American Airlines 2016-1 Class AA Pass Through Trust, Series 2016-1, 3.58%, 01/15/2028	1,096	1,075

	Par	Value
American Airlines 2016-2 Class AA Pass Through Trust, Series 2016-2, 3.20%, 06/15/2028	$10,116	$9,752
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	60,000	56,497
Lowe’s Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	42,000	41,709
O'Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	86,000	85,118
		281,464
Consumer Staples - 0.0%(h)
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	25,000	23,724
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	64,000	63,583
		87,307
Energy - 0.1%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	69,000	68,603
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	46,000	43,276
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	45,000	44,561
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	16,000	14,697
		171,137
Financials - 0.7%
Aviation Capital Group LLC, 5.13%, 04/10/2030 (Callable 03/10/2030)(c)	25,000	25,069
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	194,000	193,757
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	26,000	25,742
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	10,000	9,839
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	103,000	95,093
Bank of Nova Scotia, 2.70%, 08/03/2026	66,000	65,907
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028)(c)	62,000	58,350
2.50%, 01/10/2030 (Callable 10/10/2029)(c)	23,000	21,319
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	58,000	57,494
Fiserv, Inc., 5.45%, 03/02/2028 (Callable 02/02/2028)	60,000	60,595

The accompanying notes are an integral part of these financial statements.

18

Large Company Value Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	$200,000	$189,472
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	39,000	38,746
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	38,000	37,612
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	31,000	29,571
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	8,000	7,042
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	43,000	38,813
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/30/2026)	30,000	29,985
Morgan Stanley
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	46,000	45,931
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	15,000	13,122
5.47% to 01/18/2034 then SOFR + 1.73%, 01/18/2035 (Callable 01/18/2034)	59,000	59,871
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027(c)	52,000	51,455
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	23,000	23,002
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	15,000	14,885
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	11,000	10,905
		1,203,577
Health Care - 0.2%
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	63,000	63,588
CVS Health Corp., 1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	54,000	47,823
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	60,000	58,945
Johnson & Johnson, 1.30%, 09/01/2030 (Callable 06/01/2030)	60,000	53,130

	Par	Value
Royalty Pharma PLC
1.75%, 09/02/2027 (Callable 07/02/2027)	$107,000	$103,634
2.20%, 09/02/2030 (Callable 06/02/2030)	31,000	27,994
		355,114
Industrials - 0.1%
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	77,000	71,809
Federal Express Corp. 2020-1 Pass Through Trusts, Series 2020-1AA, 1.88%, 02/20/2034	74,825	64,719
		136,528
Information Technology - 0.2%
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	54,000	51,456
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/16/2026)	43,000	42,912
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	66,000	64,688
2.95%, 04/01/2030 (Callable 01/01/2030)	121,000	111,272
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	37,000	32,570
		302,898
Materials - 0.1%
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	39,000	39,236
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	41,000	41,016
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	47,000	45,244
		125,496
Real Estate - 0.1%
Equinix, Inc., 2.90%, 11/18/2026 (Callable 09/18/2026)	40,000	39,783
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	69,000	64,922
		104,705
Utilities - 0.1%
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	47,000	46,437
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	92,000	90,641
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	70,000	70,075
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	39,000	39,259
		246,412
TOTAL CORPORATE BONDS (Cost $3,357,067)		3,287,752

The accompanying notes are an integral part of these financial statements.

19

Large Company Value Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 1.8%
Bain Capital Credit CLO, Series 2020-5A, Class ARR, 4.83% (3 mo. Term SOFR + 1.15%), 04/20/2034, (1.15% Floor) (Callable 07/20/2026)(c)	$250,000	$250,145
Benefit Street Partners CLO Ltd., Series 2020-21A, Class A1R2, 4.91% (3 mo. Term SOFR + 1.24%), 01/15/2039, (1.24% Floor) (Callable 01/15/2028)(c)	250,000	250,647
CBAM Ltd., Series 2017-1A, Class AR2, 5.07% (3 mo. Term SOFR + 1.39%), 01/20/2038, (1.39% Floor) (Callable 01/20/2027)(c)	250,000	250,865
CIFC Funding Ltd., Series 2022-4A, Class AR, 4.77% (3 mo. Term SOFR + 1.09%), 07/16/2035, (1.09% Floor) (Callable 07/16/2026)(c)	250,000	249,870
Empower CLO Ltd., Series 2025-1A, Class A, 4.99% (3 mo. Term SOFR + 1.31%), 07/20/2038, (1.31% Floor) (Callable 07/20/2027)(c)	250,000	250,694
GS REFT 2026-FL1 Issuer Ltd., Series 2026-FL1, Class A, 5.14% (1 mo. Term SOFR + 1.50%), 10/19/2043, (1.50% Floor) (Callable 09/19/2028)(c)	175,000	175,383
Invesco CLO Ltd., Series 2021-3A, Class A1R, 4.74% (3 mo. Term SOFR + 1.08%), 10/22/2034, (1.08% Floor) (Callable 07/22/2026)(c)	260,000	259,897
LoanCore, Series 2025-CRE9, Class A, 5.09% (1 mo. Term SOFR + 1.45%), 08/18/2042, (1.45% Floor) (Callable 05/15/2028)(c)	150,000	150,234
Magnetite CLO Ltd., Series 2021-31A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034, (1.00% Floor) (Callable 07/15/2026)(c)	250,000	249,994
Neuberger Berman CLO Ltd., Series 2022-47A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 04/16/2035, (1.09% Floor) (Callable 07/14/2026)(c)	250,000	250,002
Oaktree CLO Ltd., Series 2024-25A, Class AR, 4.84% (3 mo. Term SOFR + 1.21%), 04/20/2039, (1.21% Floor)(c)	250,000	250,195
Octagon Investment Partners Ltd., Series 2020-3A, Class A1R2, 5.03% (3 mo. Term SOFR + 1.36%), 01/15/2038, (1.36% Floor) (Callable 10/15/2026)(c)	250,000	250,870
OZLM Ltd., Series 2016-15A, Class A1R3, 4.73% (3 mo. Term SOFR + 1.05%), 04/20/2033, (1.05% Floor) (Callable 07/20/2026)(c)	131,824	131,823

	Par	Value
Starwood Property Trust, Inc., Series 2025-FL4, Class A, 5.09% (1 mo. Term SOFR + 1.45%), 11/19/2042, (1.45% Floor) (Callable 05/19/2028)(c)	$250,000	$250,312
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,216,824)		3,220,931

	Shares
REAL ESTATE INVESTMENT TRUSTS - 1.5%
Real Estate - 1.5%
Crown Castle, Inc.	2,200	166,606
Gaming and Leisure Properties, Inc.	6,540	291,226
Healthcare Realty Trust, Inc.	25,900	522,403
Host Hotels & Resorts, Inc.	12,650	299,931
Omega Healthcare Investors, Inc.	1,530	72,950
STAG Industrial, Inc.	1,260	47,956
Ventas, Inc.	6,620	587,856
VICI Properties, Inc.	19,160	508,698
Welltower, Inc.	848	192,471
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,546,325)		2,690,097

	Par
ASSET-BACKED SECURITIES - 1.2%
CarMax Auto Owner Trust
Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 08/15/2027)	$100,000	101,090
Series 2026-1, Class A3, 4.04%, 03/17/2031 (Callable 01/15/2029)	100,000	99,242
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 08/15/2027)	200,000	200,696
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047(c)	63,813	58,623
Exeter Automobile Receivables Trust
Series 2025-4A, Class A3, 4.39%, 09/17/2029 (Callable 09/15/2029)	100,000	100,001
Series 2026-1A, Class A3, 4.03%, 03/15/2030 (Callable 03/15/2030)	100,000	99,472
GLS Auto Receivables Trust, Series 2025-1A, Class C, 5.07%, 11/15/2030 (Callable 09/15/2029)(c)	150,000	150,124
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 06/15/2027)	150,000	151,882
Honda Auto Receivables Owner Trust, Series 2025-4, Class A2A, 4.04%, 06/15/2028 (Callable 06/15/2028)	89,507	89,409

The accompanying notes are an integral part of these financial statements.

20

Large Company Value Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 04/25/2027)(c)	$39,398	$35,211
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 08/20/2029)(c)	129,774	121,920
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 08/20/2032)(c)	32,739	27,674
Navient Student Loan Trust
Series 2020-GA, Class A, 1.17%, 09/16/2069 (Callable 07/15/2028)(c)	24,490	22,916
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 03/15/2029)(c)	19,668	17,995
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 10/15/2033)(c)	114,723	115,330
OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.50%, 06/14/2038 (Callable 06/14/2028)(c)	100,000	101,806
Santander Consumer USA Holdings, Inc., Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 06/15/2028)	100,000	100,133
Santander Consumer USA, Inc., Series 2024-2, Class B, 4.52%, 07/16/2029 (Callable 07/15/2028)	100,000	100,072
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A, 1.60%, 09/15/2054(c)	48,770	46,417
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 02/27/2034 (Callable 12/25/2027)(c)	100,000	100,101
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027)(c)	86,327	73,892
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051(c)	111,299	103,991
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 03/15/2028)	100,000	99,753
TOTAL ASSET-BACKED SECURITIES (Cost $2,155,458)		2,117,750
U.S. TREASURY SECURITIES - 0.2%
United States Treasury Note/Bond
0.88%, 09/30/2026	60,200	59,765
1.25%, 11/30/2026	90,100	89,104
1.50%, 01/31/2027	9,900	9,757
2.75%, 04/30/2027	300	297
3.75%, 04/30/2027	20,600	20,546
3.88%, 05/31/2027	64,800	64,671
3.25%, 06/30/2027	500	496
3.50%, 01/31/2028	5,000	4,949

	Par	Value
3.88%, 03/31/2028	$10,000	$9,952
3.75%, 05/15/2028	17,800	17,669
3.88%, 07/15/2028	41,900	41,661
1.25%, 09/30/2028	700	657
4.13%, 10/31/2029	6,000	5,990
4.00%, 06/30/2032	1,000	986
2.75%, 08/15/2032	5,100	4,684
4.13%, 11/15/2032	4,300	4,262
3.50%, 02/15/2033	24,600	23,475
4.25%, 05/15/2035	14,000	13,836
4.63%, 02/15/2055	41,000	38,977
TOTAL U.S. TREASURY SECURITIES (Cost $414,355)		411,734
TOTAL INVESTMENTS - 92.0% (Cost $138,461,486)		$164,981,360
Money Market Deposit Account - 5.8%(i)(j)		10,462,452
Other Assets in Excess of Liabilities - 2.2%		3,975,301
TOTAL NET ASSETS - 100.0%		$179,419,113

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $60,709.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $7,361,369 or 4.1% of the Fund’s net assets.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(e)	Interest only security.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Affiliated security as defined by the Investment Company Act of 1940.
(h)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

21

Large Company Value Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.49%.

(j)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2026 is $60,941 which represented 0.0% of net assets.

The accompanying notes are an integral part of these financial statements.

22

Large Company Value Portfolio
Schedule of Futures Contracts
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	6	09/21/2026	$659,344	$4,498
U.S. Treasury 5 Year Note	1	09/30/2026	107,047	191
				$4,689

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(7)	09/21/2026	$787,281	$(10,126)
U.S. Treasury 2 Year Notes	(11)	09/30/2026	2,267,461	(3)
U.S. Treasury Long Bonds	(5)	09/21/2026	567,500	(13,977)
U.S. Treasury Ultra Bonds	(1)	09/21/2026	116,157	(3,377)
				$(27,483)
Net Unrealized Appreciation (Depreciation)				$(22,794)

The accompanying notes are an integral part of these financial statements.

23

Large Company Value Portfolio
Schedule of Credit Default Swap Contracts
Sell Protection
June 30, 2026 (Unaudited)

Reference Obligation*	Financing Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount(b)	Value(c)	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Sell Protection(a):
CDX NA HY Series 46	5.00%	Quarterly	06/20/2031	$289,575	$23,568	$10,876	$12,692
					$23,568	$10,876	$12,692

*	Centrally cleared swap.
Morgan Stanley is the counterparty for the swap.
The Fund has recorded a liability of $0 as of June 30, 2026 related to the current day’s variation margin related to these contracts.
(a)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying notes are an integral part of these financial statements.

24

Large Company Value Portfolio
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Russell 1000 Value Index Total Return	Goldman Sachs	Receive	EFFR + 0.70%	Termination	03/30/2027	$31,427,839	$2,005,413
Net Unrealized Appreciation (Depreciation)							$2,005,413

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
EFFR - Effective Federal Funds Rate was 3.63% as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

25

Small Company Growth Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Communication Services - 1.6%
Bumble, Inc. - Class A(a)	3,944	$12,621
Cinemark Holdings, Inc.	155	4,918
CuriosityStream, Inc.	14,693	39,083
EverQuote, Inc. - Class A(a)	694	16,510
Gogo, Inc.(a)	7,065	21,902
Grindr, Inc.(a)	752	10,806
IMAX Corp.(a)	2,411	96,103
John Wiley & Sons, Inc. - Class A	426	20,665
Liftoff Mobile, Inc.(a)	670	16,093
Madison Square Garden Entertainment Corp.(a)	74	5,986
Magnite, Inc.(a)	2,401	45,571
Sphere Entertainment Co.(a)	695	120,256
TechTarget, Inc.(a)	1,265	4,554
		415,068
Consumer Discretionary - 10.3%
American Public Education, Inc.(a)	1,267	68,038
Aramark	2,235	127,172
Black Rock Coffee Bar, Inc. - Class A(a)	535	4,435
Boot Barn Holdings, Inc.(a)	731	120,081
Brinker International, Inc.(a)	581	97,608
Camping World Holdings, Inc. - Class A	665	5,074
Champion Homes, Inc.(a)	1,244	109,621
Dana, Inc.	1,152	31,346
Figs, Inc. - Class A(a)	3,971	40,623
Frontdoor, Inc.(a)	943	73,167
Genius Sports Ltd.(a)	3,521	21,337
GigaCloud Technology, Inc. - Class A(a)	1,837	58,049
Hilton Grand Vacations, Inc.(a)	1,477	77,350
Kontoor Brands, Inc.	845	70,422
Krispy Kreme, Inc.(a)	1,515	5,348
Latham Group, Inc.(a)	2,104	13,613
LCI Industries	318	33,670
Life Time Group Holdings, Inc.(a)	2,665	108,839
Lincoln Educational Services Corp.(a)	2,423	120,908
Lindblad Expeditions Holdings, Inc.(a)	5,466	154,360
Lovesac Co.(a)	2,389	39,872
McGraw Hill, Inc.(a)	2,896	27,425
Navan, Inc. - Class A(a)	6,968	159,358
Pattern Group, Inc. - Class A(a)	5,323	134,086
Petco Health & Wellness Co., Inc.(a)	4,518	12,289
RealReal, Inc.(a)	1,271	14,985
Rush Street Interactive, Inc.(a)	1,167	34,707
SharkNinja, Inc.(a)	1,606	244,546
Sonos, Inc.(a)	314	4,248
Steven Madden Ltd.	146	6,147
Stitch Fix, Inc. - Class A(a)	13,824	56,817
Stride, Inc.(a)	54	4,657
Super Group SGHC Ltd.	6,550	88,753
Texas Roadhouse, Inc.	746	144,150
Universal Technical Institute, Inc.(a)	2,010	85,968

	Shares	Value
Warby Parker, Inc. - Class A(a)(b)	7,297	$221,391
Wolverine World Wide, Inc.	2,040	33,721
		2,654,181
Consumer Staples - 1.5%
Celsius Holdings, Inc.(a)	3,110	91,061
Chefs’ Warehouse, Inc.(a)	984	94,562
Mama’s Creations, Inc.(a)	4,674	83,431
Nature's Sunshine Products, Inc.(a)	887	19,337
Vita Coco Co., Inc.(a)	1,313	86,842
		375,233
Energy - 5.5%
Archrock, Inc.	647	26,339
Core Natural Resources, Inc.	232	18,565
Delek US Holdings, Inc.	972	49,387
Energy Fuels, Inc./Canada(a)(b)	1,251	18,140
Energy Services of America Corp.	301	5,821
Excelerate Energy, Inc. - Class A	4,870	185,011
Flowco Holdings, Inc. - Class A	479	10,222
Gulfport Energy Corp.(a)	302	51,249
Helix Energy Solutions Group, Inc.(a)	2,404	21,011
Kodiak Gas Services, Inc.	382	28,700
Kolibri Global Energy, Inc.(a)	819	4,079
Liberty Energy, Inc.	530	13,881
National Energy Services Reunited Corp.(a)	1,640	49,085
Oceaneering International, Inc.(a)	4,985	201,992
Par Pacific Holdings, Inc.(a)	609	34,153
Permian Resources Corp.	5,451	100,353
REX American Resources Corp.(a)	437	19,731
Riley Exploration Permian, Inc.	1,516	49,967
Sable Offshore Corp.(a)	607	1,870
SFL Corp. Ltd.	2,086	21,277
SLB Ltd.	229	10,646
Solaris Energy Infrastructure, Inc. - Class A	2,951	237,437
Tidewater, Inc.(a)	579	38,579
WaterBridge Infrastructure LLC - Class A(b)	3,657	125,325
World Kinect Corp.	2,662	87,686
		1,410,506
Financials - 8.0%
Arrow Financial Corp.	334	13,691
Ategrity Specialty Holdings LLC(a)	742	17,838
Banc of California, Inc.	4,380	89,483
Bank of Hawaii Corp.	498	40,582
Bank OZK	1,698	88,449
BGC Group, Inc. - Class A	5,828	62,301
Bowhead Specialty Holdings, Inc.(a)	693	20,741
Chime Financial, Inc. - Class A(a)	7,597	155,587
Coastal Financial Corp.(a)	638	49,451
Community West Bancshares	717	19,259
Dave, Inc.(a)	169	62,968
Dime Community Bancshares, Inc.	194	7,886
Eagle Bancorp, Inc.	737	20,923
First BanCorp/Puerto Rico	2,813	73,335

The accompanying notes are an integral part of these financial statements.

26

Small Company Growth Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Five Star Bancorp	80	$3,895
Flywire Corp.(a)	4,252	74,708
GCM Grosvenor, Inc. - Class A	242	2,977
Goosehead Insurance, Inc. - Class A(a)	535	25,948
Lemonade, Inc.(a)	359	23,353
LendingTree, Inc.(a)	700	31,003
Marex Group PLC	1,352	82,404
Miami International Holdings, Inc.(a)	1,852	68,820
Neptune Insurance Holdings, Inc. - Class A(a)	2,769	87,224
NerdWallet, Inc. - Class A(a)	3,100	28,675
Oscar Health, Inc. - Class A(a)	2,175	62,031
Palomar Holdings, Inc.(a)	341	43,099
Pathward Financial, Inc.	464	40,396
Paysign, Inc.(a)	3,753	30,737
Perella Weinberg Partners	5,000	79,800
Piper Sandler Cos.	1,248	90,280
Root, Inc./OH(a)	358	20,019
ServisFirst Bancshares, Inc.	840	72,870
Sezzle, Inc.(a)	506	86,845
Slide Insurance Holdings, Inc.(a)	670	12,978
StepStone Group, Inc. - Class A	210	8,686
StoneX Group, Inc.(a)	737	87,334
Triumph Financial, Inc.(a)	2,536	193,522
WisdomTree, Inc.	4,164	70,538
		2,050,636
Health Care - 23.1%
10X Genomics, Inc. - Class A(a)	3,297	126,407
ACADIA Pharmaceuticals, Inc.(a)	1,211	30,638
Adaptive Biotechnologies Corp.(a)	7,191	154,247
ADMA Biologics, Inc.(a)	12,041	100,783
Akebia Therapeutics, Inc.(a)	6,524	7,437
Alamar Biosciences, Inc.(a)	1,471	39,849
Alignment Healthcare, Inc.(a)	2,784	66,287
Alto Neuroscience, Inc.(a)	218	5,753
ANI Pharmaceuticals, Inc.(a)	1,622	134,269
Arbutus Biopharma Corp.(a)	13,783	66,158
Arcutis Biotherapeutics, Inc.(a)	3,068	80,443
Ardelyx, Inc.(a)	4,377	22,323
Arvinas, Inc.(a)	2,983	24,789
Astrana Health, Inc.(a)	358	16,615
Atrium Therapeutics, Inc.(a)	220	2,959
Aurinia Pharmaceuticals, Inc.(a)	3,862	65,538
Aveanna Healthcare Holdings, Inc.(a)	4,168	35,720
Axsome Therapeutics, Inc.(a)	28	6,854
Beam Therapeutics, Inc.(a)	531	18,224
Billiontoone, Inc.(a)	720	86,386
Bioventus, Inc. - Class A(a)	1,776	16,765
Bridgebio Pharma, Inc.(a)	625	46,550
Bright Minds Biosciences, Inc.(a)	650	45,630
BrightSpring Health Services, Inc.(a)	81	5,649
Cabaletta Bio, Inc.(a)	8,124	25,266
Celcuity, Inc.(a)	1,837	192,187

	Shares	Value
CG Oncology, Inc.(a)	651	$46,254
Charles River Laboratories International, Inc.(a)	442	100,241
Cogent Biosciences, Inc.(a)	5,420	209,754
Collegium Pharmaceutical, Inc.(a)	470	17,014
Compass Therapeutics, Inc.(a)	3,951	8,653
Crinetics Pharmaceuticals, Inc.(a)	303	11,338
Dianthus Therapeutics, Inc.(a)	1,119	109,080
Disc Medicine, Inc.(a)	159	11,629
Editas Medicine, Inc.(a)	11,951	38,721
Electromed, Inc.(a)	284	12,013
Enliven Therapeutics, Inc.(a)	2,737	138,903
Ensign Group, Inc.	273	43,762
Eton Pharmaceuticals, Inc.(a)	445	16,109
Evolent Health, Inc. - Class A(a)	1,233	6,683
Fennec Pharmaceuticals, Inc.(a)	661	7,106
Forte Biosciences, Inc.(a)	1,744	37,060
Glaukos Corp.(a)	411	57,441
Guardant Health, Inc.(a)	51	7,652
Halozyme Therapeutics, Inc.(a)	144	11,271
Harmony Biosciences Holdings, Inc.(a)	1,164	42,381
HealthEquity, Inc.(a)	2,133	192,653
HeartFlow, Inc.(a)	1,895	55,599
Hims & Hers Health, Inc.(a)	412	14,284
Hinge Health, Inc. - Class A(a)	1,577	130,891
ICU Medical, Inc.(a)	63	9,236
Immunome, Inc.(a)	200	4,238
Immunovant, Inc.(a)	236	9,093
Innovage Holding Corp.(a)	4,985	59,072
Iovance Biotherapeutics, Inc.(a)	1,176	4,892
IRhythm Holdings, Inc.(a)	287	34,139
Ironwood Pharmaceuticals, Inc.(a)	2,943	12,390
Jade Biosciences, Inc.(a)	1,855	41,218
Janux Therapeutics, Inc.(a)	1,176	18,063
Kiniksa Pharmaceuticals International PLC(a)	710	45,405
Kodiak Sciences, Inc.(a)	406	15,818
Kymera Therapeutics, Inc.(a)	163	18,691
Kyverna Therapeutics, Inc.(a)	2,093	18,649
Larimar Therapeutics, Inc.(a)	3,578	10,913
LeMaitre Vascular, Inc.	1,017	97,591
LifeStance Health Group, Inc.(a)	2,750	29,453
Ligand Pharmaceuticals, Inc.(a)	1,279	404,279
Liquidia Corp.(a)	1,029	82,042
Madrigal Pharmaceuticals, Inc.(a)	46	24,700
Maze Therapeutics, Inc.(a)	711	21,216
Medpace Holdings, Inc.(a)	226	119,687
Merit Medical Systems, Inc.(a)	872	60,464
Mesa Laboratories, Inc.	1,059	105,423
MiMedx Group, Inc.(a)	1,324	5,097
Mineralys Therapeutics, Inc.(a)	617	16,647
Mirum Pharmaceuticals, Inc.(a)	1,008	118,007
Nektar Therapeutics(a)	1,223	85,378
Newamsterdam Pharma Co. NV(a)	1,961	66,458

The accompanying notes are an integral part of these financial statements.

27

Small Company Growth Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Novocure Ltd.(a)	3,300	$49,995
Nutex Health, Inc.(a)(b)	256	43,748
Nuvation Bio, Inc.(a)	1,078	6,123
Oruka Therapeutics, Inc.(a)	777	73,947
PACS Group, Inc.(a)	1,862	79,396
Phibro Animal Health Corp. - Class A	718	22,545
Praxis Precision Medicines, Inc.(a)	267	89,389
Precigen, Inc.(a)	4,961	28,278
Prelude Therapeutics, Inc.(a)	1,709	9,109
Privia Health Group, Inc.(a)	1,255	32,291
Progyny, Inc.(a)	536	15,453
Protagonist Therapeutics, Inc.(a)	149	18,264
PTC Therapeutics, Inc.(a)	1,994	162,651
Recursion Pharmaceuticals, Inc. - Class A(a)(b)	8,094	29,705
Relay Therapeutics, Inc.(a)	3,400	63,614
Relmada Therapeutics, Inc.(a)	4,907	33,956
Rezolute, Inc.(a)	1,137	5,912
Rhythm Pharmaceuticals, Inc.(a)	503	55,848
Rocket Pharmaceuticals, Inc.(a)	9,653	33,013
Sana Biotechnology, Inc.(a)	2,657	9,273
Sanara Medtech, Inc.(a)	2,135	50,365
Scholar Rock Holding Corp.(a)	127	6,985
Shoulder Innovations, Inc.(a)	332	6,733
Sionna Therapeutics, Inc.(a)	459	20,191
Stevanato Group SpA	7,896	142,681
Stoke Therapeutics, Inc.(a)	890	29,121
Syndax Pharmaceuticals, Inc.(a)	720	15,739
Tactile Systems Technology, Inc.(a)	194	5,777
Tarsus Pharmaceuticals, Inc.(a)	1,903	119,775
Taysha Gene Therapies, Inc.(a)	949	6,463
TG Therapeutics, Inc.(a)	451	24,778
Theravance Biopharma, Inc.(a)	812	13,804
Travere Therapeutics, Inc.(a)	1,432	81,352
Twist Bioscience Corp.(a)	698	71,810
Tyra Biosciences, Inc.(a)	1,009	32,227
Unicycive Therapeutics, Inc.(a)	2,608	12,232
UroGen Pharma Ltd.(a)	231	8,501
Vera Therapeutics, Inc.(a)	793	34,028
Veracyte, Inc.(a)	775	45,516
Verastem, Inc.(a)	1,210	4,622
Viridian Therapeutics, Inc.(a)	533	9,791
WaVe Life Sciences Ltd.(a)	1,369	7,954
Zenas Biopharma, Inc.(a)	892	22,639
Zura Bio Ltd.(a)	4,487	26,473
Zymeworks, Inc.(a)	278	7,267
		5,957,811
Industrials - 25.6%(c)
AAON, Inc.	1,613	204,625
AAR Corp.(a)	846	120,919
Aebi Schmidt Holding AG	379	4,756
AeroVironment, Inc.(a)	37	6,108

	Shares	Value
Aevex Corp. - Class A(a)	205	$4,282
American Superconductor Corp.(a)	1,975	81,982
Amprius Technologies, Inc.(a)	640	8,870
Applied Aerospace & Defense, Inc.(a)	2,056	46,836
ArcBest Corp.	498	71,483
Archer Aviation, Inc. - Class A(a)	1,717	8,121
Argan, Inc.	478	381,707
Astronics Corp.(a)	413	33,560
Astronics Corp. - Class B(a)	16	1,201
AZZ, Inc.	526	81,556
Babcock & Wilcox Enterprises, Inc.(a)	739	10,420
Beta Technologies, Inc. - Class A(a)	615	10,301
BlackSky Technology, Inc.(a)	2,770	77,338
Bloom Energy Corp. - Class A(a)	16	4,843
Blue Bird Corp.(a)	275	21,714
Brink’s Co.	70	6,614
BWX Technologies, Inc.	621	120,878
Cardinal Infrastructure Group, Inc. - Class A(a)	2,328	219,298
Casella Waste Systems, Inc. - Class A(a)	2,136	207,128
CECO Environmental Corp.(a)	1,984	180,028
Centuri Holdings, Inc.(a)	193	5,836
Cimpress PLC(a)	682	69,359
Comfort Systems USA, Inc.	12	23,783
Construction Partners, Inc. - Class A(a)	317	37,650
Costamare Bulkers Holdings Ltd.(a)	271	4,759
Dycom Industries, Inc.(a)	63	31,852
EnerSys	134	31,332
ESCO Technologies, Inc.	107	37,454
Exponent, Inc.	831	48,830
Federal Signal Corp.	2,301	295,656
Firefly Aerospace, Inc.(a)	201	5,909
FTAI Infrastructure, Inc.	4,470	20,741
Generac Holdings, Inc.(a)	330	96,627
Gorman-Rupp Co.	151	13,853
Granite Construction, Inc.	46	7,272
Hawkeye 360, Inc.(a)	60	1,213
Healthcare Services Group, Inc.(a)	2,223	54,597
IBEX Holdings Ltd.(a)	607	18,435
IES Holdings, Inc.(a)	8	5,877
Innodata, Inc.(a)	1,153	87,144
Interface, Inc.	165	5,914
Intuitive Machines, Inc.(a)	1,800	38,502
JBT Marel Corp.(b)	302	43,790
Joby Aviation, Inc.(a)	816	7,279
Karat Packaging, Inc.	674	22,552
Karman Holdings, Inc.(a)	1,860	92,851
Kennametal, Inc.	756	26,498
Kforce, Inc.	1,265	59,354
Kratos Defense & Security Solutions, Inc.(a)	975	48,614
Legence Corp. - Class A(a)	1,356	115,572
Leonardo DRS, Inc.	424	18,092
Mayville Engineering Co., Inc.(a)	1,426	53,418
Mercury Systems, Inc.(a)	1,172	143,371

The accompanying notes are an integral part of these financial statements.

28

Small Company Growth Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Modine Manufacturing Co.(a)	449	$119,892
Moog, Inc. - Class A	221	93,669
MYR Group, Inc.(a)	499	249,700
Nextpower, Inc. - Class A(a)	521	62,072
OPENLANE, Inc.(a)	2,350	96,914
Paylocity Holding Corp.(a)	1,147	119,896
Planet Labs PBC(a)	3,238	107,275
Powell Industries, Inc.	54	15,463
Redwire Corp.(a)	843	10,310
Richtech Robotics, Inc. - Class B(a)	2,265	4,779
Saia, Inc.(a)	435	183,205
Satellogic, Inc.(a)	1,870	10,696
Simpson Manufacturing Co., Inc.	969	202,860
SPX Technologies, Inc.(a)	21	5,149
Standex International Corp.	167	59,731
Sterling Infrastructure, Inc.(a)	446	374,355
TAT Technologies Ltd.(a)	1,261	60,818
Transcat, Inc.(a)	542	50,281
Trinity Industries, Inc.	1,358	46,960
UL Solutions, Inc.(b)	2,795	284,699
V2X, Inc.(a)	688	51,297
Vicor Corp.(a)	139	52,789
VSE Corp.	494	112,879
Watts Water Technologies, Inc. - Class A	141	55,194
Werner Enterprises, Inc.	1,556	67,857
Willdan Group, Inc.(a)	2,298	181,772
WillScot Mobile Mini Holdings Corp.	5,584	161,154
Xometry, Inc. - Class A(a)	1,408	135,900
York Space Systems, Inc.(a)	1,291	31,784
Zurn Elkay Water Solutions Corp.	2,245	113,440
		6,611,344
Information Technology - 19.3%
Advanced Energy Industries, Inc.	144	53,693
Aehr Test Systems(a)	2,070	198,844
Ambarella, Inc.(a)	510	43,758
Ambiq Micro, Inc.(a)	1,438	126,975
Amtech Systems, Inc.(a)	1,240	28,619
Appfolio, Inc. - Class A(a)(b)	379	60,773
Appian Corp. - Class A(a)	1,272	29,129
Applied Digital Corp.(a)	3,660	136,518
Applied Optoelectronics, Inc.(a)	674	99,860
Arlo Technologies, Inc.(a)	1,897	25,572
Asana, Inc. - Class A(a)	4,838	33,866
AvePoint, Inc.(a)	1,850	20,739
Axcelis Technologies, Inc.(a)	115	21,787
AXT, Inc.(a)	475	34,238
Backblaze, Inc. - Class A(a)	799	12,672
Bel Fuse, Inc. - Class B	418	139,211
Belden, Inc.	420	50,362
Benchmark Electronics, Inc.	111	10,952
BigBear.ai Holdings, Inc.(a)(b)	5,895	21,635
Blaize Holdings, Inc.(a)	3,555	4,906

	Shares	Value
Braze, Inc. - Class A(a)	1,299	$28,175
Calix, Inc.(a)	1,513	56,465
Cipher Digital, Inc.(a)	3,250	79,625
Clear Secure, Inc. - Class A	1,081	60,244
Clearfield, Inc.(a)	610	24,272
Commerce.com, Inc.(a)	1,756	5,198
Commvault Systems, Inc.(a)	42	5,953
Credo Technology Group Holding Ltd.(a)	77	20,940
CTS Corp.	440	28,684
DigitalOcean Holdings, Inc.(a)	99	15,546
Diodes, Inc.(a)	356	38,961
D-Wave Quantum, Inc.(a)	1,277	30,635
eGain Corp.(a)	1,119	7,050
Extreme Networks, Inc.(a)	2,102	68,042
Fabrinet(a)	62	34,849
Fastly, Inc. - Class A(a)	4,229	77,644
FormFactor, Inc.(a)	217	34,705
Gilat Satellite Networks Ltd.(a)	3,272	43,550
Harmonic, Inc.(a)	838	13,685
Hut 8 Corp.(a)	107	12,353
Ichor Holdings Ltd.(a)	302	33,909
Impinj, Inc.(a)	306	43,828
Insight Enterprises, Inc.(a)	151	18,392
JFrog Ltd.(a)	58	5,271
Knowles Corp.(a)	2,622	108,761
Kulicke & Soffa Industries, Inc.	1,481	198,099
Lightwave Logic, Inc.(a)(b)	690	6,527
MACOM Technology Solutions Holdings, Inc.(a)	671	255,228
MaxLinear, Inc.(a)	295	37,769
Napco Security Technologies, Inc.	1,701	64,604
Navitas Semiconductor Corp.(a)	6,371	114,168
nCino, Inc.(a)	4,864	79,526
nLight, Inc.(a)	1,215	84,588
Novanta, Inc.(a)	89	14,439
NVE Corp.	707	73,917
Ondas, Inc.(a)	3,684	30,356
OSI Systems, Inc.(a)	23	5,030
Ouster, Inc.(a)	1,863	116,475
Pagaya Technologies Ltd. - Class A(a)	393	7,172
PagerDuty, Inc.(a)	506	4,883
PDF Solutions, Inc.(a)	6,257	442,933
Pegasystems, Inc.	4,731	141,788
Penguin Solutions, Inc.(a)	146	11,097
Plexus Corp.(a)	411	123,575
Porch Group, Inc.(a)	1,899	28,561
Quantum Computing, Inc.(a)(b)	2,857	27,713
Rambus, Inc.(a)	1,621	215,172
Red Violet, Inc.(a)	1,019	64,931
Rigetti Computing, Inc.(a)	2,341	45,228
Sanmina Corp.(a)	125	31,635
Semtech Corp.(a)	112	18,127
SiTime Corp.(a)	8	5,964
Telos Corp.(a)	3,807	17,512

The accompanying notes are an integral part of these financial statements.

29

Small Company Growth Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Tenable Holdings, Inc.(a)	1,671	$61,627
Terawulf, Inc.(a)	10,115	249,841
Ultra Clean Holdings, Inc.(a)	216	30,799
Unusual Machines, Inc. /US(a)(b)	2,383	53,141
Varonis Systems, Inc.(a)	714	29,959
Vertex, Inc. - Class A(a)	864	9,919
Viant Technology, Inc. - Class A(a)	4,556	57,679
Viavi Solutions, Inc.(a)	755	36,051
Vishay Precision Group, Inc.(a)	263	39,426
Weave Communications, Inc.(a)	1,973	11,818
Workiva, Inc.(a)	1,737	84,262
Zeta Global Holdings Corp. - Class A(a)	253	4,979
		4,987,364
Materials - 1.6%
American Battery Technology Co.(a)	9,267	26,226
Ardagh Metal Packaging SA	5,791	27,449
Century Aluminum Co.(a)	365	16,794
Coeur Mining, Inc.	2,818	45,990
Constellium SE(a)	1,897	60,457
Ferroglobe Representation & Warranty Insurance Trust(a)(d)	840	0
Hecla Mining Co.	1,533	23,654
Idaho Strategic Resources, Inc.(a)	570	18,668
Kaiser Aluminum Corp.	92	17,998
Materion Corp.	86	25,576
NioCorp Developments Ltd.(a)	1,333	6,425
Novagold Resources, Inc.(a)	2,895	17,283
Perpetua Resources Corp.(a)	1,064	22,089
Sensient Technologies Corp.	408	50,302
USA Rare Earth, Inc.(a)	421	9,085
Vox Royalty Corp.	6,943	32,840
		400,836
Real Estate - 0.8%
Compass, Inc. - Class A(a)	4,277	52,735
Jones Lang LaSalle, Inc.(a)	468	145,057
		197,792
Utilities - 0.5%
Fervo Energy Co. - Class A(a)	318	9,295
Ormat Technologies, Inc.	1,180	128,502
		137,797
TOTAL COMMON STOCKS (Cost $18,305,969)		25,198,568
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Industrials - 0.1%(c)
CoreCivic, Inc.(a)	1,317	40,010

	Shares	Value
Real Estate - 0.5%
American Healthcare REIT, Inc.	956	$49,855
NETSTREIT Corp.(b)	2,492	52,656
Outfront Media, Inc.(a)	405	13,268
Sunstone Hotel Investors, Inc.	546	6,252
		122,031
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $132,387)		162,041
RIGHTS - 0.0% (e)
Health Care - 0.0%(e)
Sanofi SA, Expires 07/21/2026, Exercise Price $6.00(a)(d)	321	0
TOTAL RIGHTS (Cost $0)		0
TOTAL INVESTMENTS - 98.4% (Cost $18,438,356)		$25,360,609
Money Market Deposit Account - 4.7%(f)(g)		1,205,569
Liabilities in Excess of Other Assets - (3.1)%		(791,921)
TOTAL NET ASSETS - 100.0%		$25,774,257

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $729,145.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(e)	Represents less than 0.05% of net assets.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.49%.

(g)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2026 is $735,196 which represented 2.9% of net assets.

The accompanying notes are an integral part of these financial statements.

30

Small Company Value Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.0%
Communication Services - 1.0%
AMC Entertainment Holdings, Inc.(a)	4,470	$8,493
Bumble, Inc. - Class A(a)	4,770	15,264
Cable One, Inc.(a)	190	10,091
CuriosityStream, Inc.	10,320	27,451
EverQuote, Inc. - Class A(a)	670	15,939
Ibotta, Inc. - Class A(a)	220	7,515
National CineMedia, Inc.	4,630	17,594
PubMatic, Inc. - Class A(a)	560	7,347
Sphere Entertainment Co.(a)	270	46,718
Stagwell, Inc.(a)	3,920	29,126
Taboola.com Ltd.(a)	8,130	40,650
TechTarget, Inc.(a)	1,910	6,876
WPP PLC - ADR(b)	1,600	24,784
		257,848
Consumer Discretionary - 12.0%
Abercrombie & Fitch Co. - Class A(a)	190	17,102
Academy Sports & Outdoors, Inc.	150	7,069
Accel Entertainment, Inc.(a)	1,970	24,842
Adient PLC(a)	3,863	71,002
Advance Auto Parts, Inc.	640	39,821
American Eagle Outfitters, Inc.	3,167	54,472
Arhaus, Inc.	2,540	21,387
Asbury Automotive Group, Inc.(a)	80	16,086
AutoNation, Inc.(a)	140	26,011
Bath & Body Works, Inc.	850	19,661
Bloomin’ Brands, Inc.	1,840	16,818
Boyd Gaming Corp.	180	15,899
Brightstar Lottery PLC	2,380	25,514
Brunswick Corp.	370	31,169
Callaway Golf Co.(a)	1,570	29,500
Capri Holdings Ltd.(a)	610	11,328
Carter’s, Inc.	170	6,997
Century Communities, Inc.	1,430	102,474
Churchill Downs, Inc.	240	21,514
Citi Trends, Inc.(a)	140	8,098
Columbia Sportswear Co.	270	16,691
Coursera, Inc.(a)	2,080	11,731
Crocs, Inc.(a)	290	34,986
Dana, Inc.	1,400	38,094
Designer Brands, Inc. - Class A	900	5,247
El Pollo Loco Holdings, Inc.(a)	760	12,890
Escalade, Inc.	260	4,883
Flexsteel Industries, Inc.	980	72,990
Fox Factory Holding Corp.(a)	750	12,709
Garrett Motion, Inc.	2,740	99,270
Gentex Corp.	1,240	31,335
Gentherm, Inc.(a)	130	4,434
GigaCloud Technology, Inc. - Class A(a)	1,110	35,076
G-III Apparel Group Ltd.	720	24,271
Gold.com, Inc.	1,990	82,804
Green Brick Partners, Inc.(a)	489	39,140

	Shares	Value
Group 1 Automotive, Inc.	90	$26,205
H&R Block, Inc.	540	20,563
Harley-Davidson, Inc.	1,010	24,705
Haverty Furniture Cos., Inc.	770	19,658
Helen of Troy Ltd.(a)	600	17,442
Hilton Grand Vacations, Inc.(a)	620	32,469
JAKKS Pacific, Inc.	710	16,529
Johnson Outdoors, Inc. - Class A	533	24,539
KB Home	1,290	80,741
Kohl’s Corp.	4,210	74,601
Kontoor Brands, Inc.	910	75,839
Latham Group, Inc.(a)	1,790	11,581
Laureate Education, Inc.(a)	210	7,627
LCI Industries	790	83,645
Lear Corp.	240	32,174
Legacy Housing Corp.(a)	290	7,618
Leggett & Platt, Inc.	1,540	18,033
Life Time Group Holdings, Inc.(a)	270	11,027
Lovesac Co.(a)	2,073	34,598
M/I Homes, Inc.(a)	60	9,647
Macy’s, Inc.	640	15,072
Malibu Boats, Inc. - Class A(a)	360	9,875
Marriott Vacations Worldwide Corp.	390	39,733
Mattel, Inc.(a)	960	13,325
McGraw Hill, Inc.(a)	1,440	13,637
Monarch Casino & Resort, Inc.	80	10,529
Movado Group, Inc.	1,460	57,393
Nathan’s Famous, Inc.	140	14,224
Navan, Inc. - Class A(a)	350	8,004
OneWater Marine, Inc. - Class A(a)	900	10,143
Oxford Industries, Inc.	370	12,902
Perdoceo Education Corp.	2,225	71,200
Petco Health & Wellness Co., Inc.(a)	4,370	11,886
Phinia, Inc.	280	23,064
Polaris, Inc.	520	35,589
Portillo’s, Inc. - Class A(a)	1,280	6,067
PVH Corp.	100	7,426
RealReal, Inc.(a)	490	5,777
Red Rock Resorts, Inc. - Class A	5,809	377,934
Rocky Brands, Inc.	903	37,240
Signet Jewelers Ltd.	650	56,030
Smith & Wesson Brands, Inc.	4,808	72,312
Sonic Automotive, Inc. - Class A	390	33,068
Steven Madden Ltd.	350	14,735
Stitch Fix, Inc. - Class A(a)	2,050	8,425
Strategic Education, Inc.	250	19,155
Stride, Inc.(a)	220	18,973
Thor Industries, Inc.	380	28,561
Travel + Leisure Co.	440	33,629
United Parks & Resorts, Inc.(a)	510	24,347
Upbound Group, Inc.	1,630	34,589
Vail Resorts, Inc.(b)	210	28,591
Versigent PLC(a)	670	28,147

The accompanying notes are an integral part of these financial statements.

31

Small Company Value Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Discretionary - (Continued)
Visteon Corp.	270	$26,787
Wendy’s Co.(b)	3,540	29,347
Winnebago Industries, Inc.	1,790	55,920
YETI Holdings, Inc.(a)	450	22,302
		3,038,494
Consumer Staples - 3.9%
B&G Foods, Inc.(b)	3,080	12,258
BellRing Brands, Inc.(a)	3,190	41,279
Central Garden & Pet Co.(a)	280	12,415
Edgewell Personal Care Co.	740	19,876
Energizer Holdings, Inc.	655	14,043
Flowers Foods, Inc.	2,960	23,384
Grocery Outlet Holding Corp.(a)	2,640	26,347
Herbalife Ltd.(a)	1,740	22,881
Interparfums, Inc.	320	35,795
John B Sanfilippo & Son, Inc.	320	27,517
Lamb Weston Holdings, Inc.	680	29,362
Mama’s Creations, Inc.(a)	8,774	156,616
Mission Produce, Inc.(a)	802	9,456
Nature’s Sunshine Products, Inc.(a)	1,040	22,672
Oil-Dri Corp. of America	1,223	125,003
Reynolds Consumer Products, Inc.	1,320	35,442
Simply Good Foods Co.(a)	2,560	33,997
United Natural Foods, Inc.(a)	1,350	61,655
Utz Brands, Inc.	33,989	261,715
Village Super Market, Inc. - Class A	204	8,605
Yesway, Inc. - Class A(a)	320	6,496
		986,814
Energy - 7.2%
Ardmore Shipping Corp.	730	10,227
Baytex Energy Corp.	5,513	22,052
Cactus, Inc. - Class A	350	17,930
California Resources Corp.	559	29,554
Centrus Energy Corp. - Class A(a)(b)	263	44,150
Clean Energy Fuels Corp.(a)	2,760	5,658
CNX Resources Corp.(a)	2,530	85,843
Core Laboratories, Inc.	380	4,427
Core Natural Resources, Inc.	390	31,208
Crescent Energy Co. - Class A	2,868	28,164
CVR Energy, Inc.	740	20,380
Delek US Holdings, Inc.	640	32,518
DHT Holdings, Inc.	940	15,538
Dorian LPG Ltd.	750	26,085
Encore Energy Corp.(a)	3,060	4,009
Excelerate Energy, Inc. - Class A	600	22,794
Expro Group Holdings NV(a)	1,830	27,029
Forum Energy Technologies, Inc.(a)	210	10,548
Gevo, Inc.(a)	3,730	5,595
Green Plains, Inc.(a)	470	7,229
Helix Energy Solutions Group, Inc.(a)	2,580	22,549
Innovex International, Inc.(a)	2,070	51,336

	Shares	Value
Kinetik Holdings, Inc.	520	$25,137
Kolibri Global Energy, Inc.(a)	2,290	11,404
Kosmos Energy Ltd.(a)	11,880	25,067
Liberty Energy, Inc.	730	19,119
Magnolia Oil & Gas Corp. - Class A	11,140	284,961
Murphy Oil Corp.	1,810	58,934
National Energy Services Reunited Corp.(a)	300	8,979
NextDecade Corp.(a)	4,390	33,101
Noble Corp. PLC	330	12,309
Northern Oil & Gas, Inc.	840	15,246
NOV, Inc.	1,350	25,042
Oil States International, Inc.(a)	5,470	43,815
Par Pacific Holdings, Inc.(a)	1,140	63,931
Patterson-UTI Energy, Inc.	1,304	11,971
PBF Energy, Inc. - Class A	1,170	53,258
ProFrac Holding Corp. - Class A(a)	2,090	12,143
ProPetro Holding Corp.(a)	1,320	18,929
Ranger Energy Services, Inc. - Class A	204	3,266
REX American Resources Corp.(a)	970	43,795
Riley Exploration Permian, Inc.	1,983	65,360
RPC, Inc.	2,830	16,499
Scorpio Tankers, Inc.	560	38,786
Seadrill Ltd.(a)	120	4,538
Select Water Solutions, Inc.	1,180	23,576
SFL Corp. Ltd.	5,140	52,428
SM Energy Co.	990	25,839
Talos Energy, Inc.(a)	1,700	21,947
Teekay Corp. Ltd.	2,670	26,700
Teekay Tankers Ltd.	230	14,920
Tidewater, Inc.(a)	140	9,328
Transocean Ltd.(a)	12,700	62,103
VAALCO Energy, Inc.	4,870	24,740
Valaris Ltd.(a)	160	11,616
Weatherford International PLC	260	21,190
World Kinect Corp.	2,880	94,867
		1,809,667
Financials - 26.2%(c)
1st Source Corp.	1,400	114,212
Accelerant Holdings - Class A(a)	3,690	43,247
Alerus Financial Corp.	2,147	66,772
Amerant Bancorp, Inc.	1,070	27,306
Arrow Financial Corp.	560	22,954
Associated Banc-Corp.	4,480	137,850
Assured Guaranty Ltd.	175	14,028
Ategrity Specialty Holdings LLC(a)	800	19,232
Banc of California, Inc.	4,232	86,460
BancFirst Corp.	431	47,897
Banco Latinoamericano de Comercio Exterior SA	1,275	78,374
Bank of Hawaii Corp.	680	55,413
Bank of Marin Bancorp	4,024	111,465
Bank of NT Butterfield & Son Ltd.	988	58,786
Bank OZK	5,705	297,173
Bank7 Corp.	1,880	92,026

The accompanying notes are an integral part of these financial statements.

32

Small Company Value Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
BankUnited, Inc.	1,730	$83,819
Banner Corp.	1,140	75,742
BayCom Corp.	240	7,896
BCB Bancorp, Inc.	2,110	22,619
Beacon Financial Corp.	1,089	33,160
BGC Group, Inc. - Class A	3,932	42,033
BOK Financial Corp.	253	35,137
Bowhead Specialty Holdings, Inc.(a)	980	29,331
Bread Financial Holdings, Inc.	330	35,756
Bridgewater Bancshares, Inc.(a)	550	11,572
Burford Capital Ltd.	2,610	10,701
Burke & Herbert Financial Services Corp.	250	17,965
BV Financial, Inc.(a)	698	14,784
California BanCorp	2,920	60,853
Camden National Corp.	440	23,857
Capital Bancorp, Inc.	260	9,131
Capitol Federal Financial, Inc.	3,910	33,274
Carter Bankshares, Inc.	370	12,584
Cass Information Systems, Inc.	160	8,211
Cathay General Bancorp	560	34,714
Central Pacific Financial Corp.	390	14,898
ChoiceOne Financial Services, Inc.	500	17,000
Citizens Community Bancorp, Inc./WI	348	8,140
City Holding Co.	117	15,519
Civista Bancshares, Inc.	590	16,650
CNB Financial Corp.	720	24,271
CNO Financial Group, Inc.	610	31,098
Community Financial System, Inc.	624	41,883
Community Trust Bancorp, Inc.	475	34,371
Community West Bancshares	1,050	28,203
ConnectOne Bancorp, Inc.	996	33,306
CVB Financial Corp.	1,405	31,683
Dime Community Bancshares, Inc.	930	37,805
Eagle Bancorp, Inc.	1,080	30,661
Employers Holdings, Inc.	305	15,396
Enact Holdings, Inc.	660	30,169
Enova International, Inc.(a)	76	18,295
Enterprise Financial Services Corp.	470	30,964
Esquire Financial Holdings, Inc.	407	48,478
Essent Group Ltd.	435	27,962
Euronet Worldwide, Inc.(a)	400	29,276
F&G Annuities & Life, Inc.	690	18,347
Farmers National Banc Corp.	1,057	15,432
Federated Hermes, Inc.	535	29,543
Fidelis Insurance Holdings Ltd.	2,060	50,161
Financial Institutions, Inc.	430	16,757
Finward Bancorp(b)	90	3,310
First BanCorp/Puerto Rico	3,230	84,206
First Busey Corp.	1,161	34,250
First Capital, Inc.	100	6,464
First Commonwealth Financial Corp.	1,250	25,412
First Financial Bancorp	1,196	40,461

	Shares	Value
First Financial Corp.	818	$63,346
First Hawaiian, Inc.	1,170	34,281
First Internet Bancorp	360	10,008
First Merchants Corp.	725	31,675
First Mid Bancshares, Inc.	370	17,793
First Western Financial, Inc.(a)	1,857	59,628
Firstsun Capital Bancorp(a)	795	30,830
Five Star Bancorp	350	17,042
Flagstar Bank NA	2,270	33,914
Flywire Corp.(a)	390	6,852
Fulton Financial Corp.	3,750	90,712
FVCBankcorp, Inc.	290	5,075
Genworth Financial, Inc. - Class A(a)	5,681	53,799
Glacier Bancorp, Inc.(b)	2,330	120,181
Goosehead Insurance, Inc. - Class A(a)	1,530	74,205
Great Southern Bancorp, Inc.	330	25,875
Hamilton Lane, Inc. - Class A	240	18,919
Hancock Whitney Corp.	1,655	123,662
Hanmi Financial Corp.	1,660	53,784
Hanover Insurance Group, Inc.	120	25,694
Heritage Financial Corp.	600	17,772
Hilltop Holdings, Inc.	840	32,575
Hingham Institution for Savings(b)	100	30,715
Home Bancorp, Inc.	260	17,815
HomeTrust Bancshares, Inc.	110	5,488
Hope Bancorp, Inc.	2,310	31,601
Horace Mann Educators Corp.	500	25,825
Independent Bank Corp.	390	14,067
Independent Bank Corp.	1,479	123,822
International General Insurance Holdings Ltd.	9,401	246,024
International Money Express, Inc.(a)	920	13,294
John Marshall Bancorp, Inc.	510	11,118
Kearny Financial Corp.	2,620	24,785
Kemper Corp.	2,520	67,939
LendingTree, Inc.(a)	490	21,702
Lincoln National Corp.	600	21,210
Live Oak Bancshares, Inc.	4,354	177,817
loanDepot, Inc. - Class A(a)	7,100	8,875
Mercantile Bank Corp.	450	25,839
Merchants Bancorp	670	33,500
MGIC Investment Corp.	270	7,614
Mid Penn Bancorp, Inc.	240	8,362
Midland States Bancorp, Inc.	2,760	85,946
MVB Financial Corp.	1,733	50,274
Navient Corp.	5,480	46,635
NB Bancorp, Inc.	960	20,285
NMI Holdings, Inc. - Class A(a)	760	31,228
Northeast Bank	181	23,988
Northeast Community Bancorp, Inc.	140	3,884
Northfield Bancorp, Inc.	520	7,660
Northpointe Bancshares, Inc.	1,570	30,113
OceanFirst Financial Corp.	2,855	55,758
Octave Specialty Group, Inc.(a)	2,930	18,283

The accompanying notes are an integral part of these financial statements.

33

Small Company Value Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
OFG Bancorp	110	$5,398
Origin Bancorp, Inc.	160	8,184
Pathward Financial, Inc.	138	12,014
Paysafe Ltd.(a)	720	5,378
Peapack-Gladstone Financial Corp.	330	15,619
Peoples Bancorp, Inc.	630	24,198
Peoples Financial Services Corp.	60	3,982
PRA Group, Inc.(a)	370	7,026
Preferred Bank	365	38,785
Primis Financial Corp.	1,140	18,662
PROG Holdings, Inc.	2,050	95,551
Provident Financial Services, Inc.	1,415	33,451
Radian Group, Inc.	820	30,889
RBB Bancorp	3,602	98,749
S&T Bancorp, Inc.	320	15,706
ServisFirst Bancshares, Inc.	491	42,594
Sezzle, Inc.(a)	150	25,745
Shore Bancshares, Inc.	602	13,816
Sierra Bancorp	260	10,598
Silvercrest Asset Management Group, Inc. - Class A	4,396	44,444
Simmons First National Corp. - Class A	2,280	51,642
SLM Corp.	1,300	33,722
Southern First Bancshares, Inc.(a)	240	14,664
Southern Missouri Bancorp, Inc.	330	25,149
Southside Bancshares, Inc.	840	29,560
SouthState Bank Corp.	440	43,956
Stewart Information Services Corp.	710	46,874
StoneX Group, Inc.(a)	47	5,569
Towne Bank	200	7,248
TriCo Bancshares	140	7,539
Triumph Financial, Inc.(a)	5,285	403,298
TrustCo Bank Corp. NY	620	34,044
UMB Financial Corp.	229	32,692
United Bankshares, Inc.	648	29,698
United Community Banks, Inc.	200	7,018
Universal Insurance Holdings, Inc.	270	11,167
Univest Financial Corp.	550	24,063
Valley National Bancorp	1,600	23,440
Virtu Financial, Inc. - Class A	270	16,084
Virtus Investment Partners, Inc.	210	30,135
Voya Financial, Inc.	300	27,159
WaFd, Inc.	863	33,113
Walker & Dunlop, Inc.	290	15,863
Washington Trust Bancorp, Inc.	600	21,888
Westamerica BanCorp	476	27,927
WEX, Inc.(a)	190	26,807
White Mountains Insurance Group Ltd.	14	29,027
		6,615,928
Health Care - 10.1%
4D Molecular Therapeutics, Inc.(a)	570	7,581
Acadia Healthcare Co., Inc.(a)	590	17,423

	Shares	Value
AdaptHealth Corp.(a)	500	$5,210
Agios Pharmaceuticals, Inc.(a)	960	35,626
Akebia Therapeutics, Inc.(a)	14,010	15,971
AMN Healthcare Services, Inc.(a)	990	32,046
ANI Pharmaceuticals, Inc.(a)	150	12,417
Ardent Health, Inc.(a)	1,040	10,234
Arvinas, Inc.(a)	1,620	13,462
Astrana Health, Inc.(a)	10,750	498,907
Atrium Therapeutics, Inc.(a)	664	8,931
Aura Biosciences, Inc.(a)	820	5,822
Aurinia Pharmaceuticals, Inc.(a)	920	15,612
Aveanna Healthcare Holdings, Inc.(a)	4,883	41,847
BioLife Solutions, Inc.(a)	2,230	62,975
Cabaletta Bio, Inc.(a)	1,750	5,443
Concentra Group Holdings Parent, Inc.	847	25,198
CONMED Corp.	1,190	38,949
CRISPR Therapeutics AG(a)	300	16,362
Cytokinetics, Inc.(a)	530	45,151
Editas Medicine, Inc.(a)	5,062	16,401
Emergent BioSolutions, Inc.(a)	560	4,693
Enovis Corp.(a)	370	7,659
Evolent Health, Inc. - Class A(a)	3,150	17,073
Fortrea Holdings, Inc.(a)	2,090	36,366
InfuSystem Holdings, Inc.(a)	5,566	53,712
Inmode Ltd.(a)	1,530	22,369
Innovage Holding Corp.(a)	2,123	25,158
Iovance Biotherapeutics, Inc.(a)	2,740	11,398
Ironwood Pharmaceuticals, Inc.(a)	1,961	8,256
Janux Therapeutics, Inc.(a)	650	9,984
Kodiak Sciences, Inc.(a)	170	6,623
Lantheus Holdings, Inc.(a)	300	33,282
Larimar Therapeutics, Inc.(a)	1,920	5,856
Lexeo Therapeutics, Inc.(a)	2,420	11,265
LifeMD, Inc.(a)	1,260	5,204
LifeStance Health Group, Inc.(a)	2,340	25,061
LivaNova PLC(a)	430	35,359
Maze Therapeutics, Inc.(a)	670	19,993
Mesa Laboratories, Inc.	2,815	280,233
Molina Healthcare, Inc.(a)	160	36,592
National Research Corp.	370	7,981
Neurogene, Inc.(a)	780	24,531
Nkarta, Inc.(a)	2,560	7,245
Novocure Ltd.(a)	1,450	21,968
Olema Pharmaceuticals, Inc.(a)	420	5,254
Omnicell, Inc.(a)	1,780	73,906
Option Care Health, Inc.(a)	230	4,823
Organon & Co.	1,590	21,529
Oruka Therapeutics, Inc.(a)	60	5,710
PACS Group, Inc.(a)	960	40,934
Pediatrix Medical Group, Inc.(a)	840	21,277
Phibro Animal Health Corp. - Class A	330	10,362
Precigen, Inc.(a)	1,800	10,260
Prestige Consumer Healthcare, Inc.(a)	450	21,272
Prime Medicine, Inc.(a)	1,570	5,793

The accompanying notes are an integral part of these financial statements.

34

Small Company Value Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
PTC Therapeutics, Inc.(a)	470	$38,338
Rocket Pharmaceuticals, Inc.(a)	5,540	18,947
Sana Biotechnology, Inc.(a)	1,460	5,095
Sarepta Therapeutics, Inc.(a)	1,200	21,564
SIGA Technologies, Inc.	3,160	11,502
Solid Biosciences, Inc.(a)	2,910	29,071
Supernus Pharmaceuticals, Inc.(a)	730	33,952
Syndax Pharmaceuticals, Inc.(a)	1,040	22,734
Tactile Systems Technology, Inc.(a)	1,570	46,755
Theravance Biopharma, Inc.(a)	1,300	22,100
Travere Therapeutics, Inc.(a)	370	21,020
UFP Technologies, Inc.(a)	1,160	307,551
Unicycive Therapeutics, Inc.(a)	834	3,911
Upstream Bio, Inc.(a)	1,470	10,172
Utah Medical Products, Inc.	160	11,037
Vanda Pharmaceuticals, Inc.(a)	4,120	25,214
Vaxcyte, Inc.(a)	94	5,464
Veracyte, Inc.(a)	596	35,003
Vir Biotechnology, Inc.(a)	1,060	10,801
WaVe Life Sciences Ltd.(a)	860	4,997
Zenas Biopharma, Inc.(a)	370	9,391
		2,565,175
Industrials - 16.0%
3D Systems Corp.(a)	1,430	4,319
AAR Corp.(a)	300	42,879
ABM Industries, Inc.	540	23,890
ACV Auctions, Inc. - Class A(a)	3,400	24,446
Aebi Schmidt Holding AG	470	5,898
AerSale Corp.(a)	2,410	15,231
Albany International Corp. - Class A	370	27,565
Allegiant Travel Co.(a)	1,350	158,760
Allient, Inc.	388	39,937
Amentum Holdings, Inc.(a)	800	16,536
Apogee Enterprises, Inc.	350	16,009
ArcBest Corp.	480	68,899
Asure Software, Inc.(a)	3,127	24,828
Atkore, Inc.	280	21,291
Atmus Filtration Technologies, Inc.	440	22,436
AZZ, Inc.	645	100,007
Babcock & Wilcox Enterprises, Inc.(a)	350	4,935
Blue Bird Corp.(a)	360	28,426
BlueLinx Holdings, Inc.(a)	110	6,807
Brink’s Co.	260	24,567
Carpenter Technology Corp.	17	10,486
CBIZ, Inc.(a)	760	24,381
CECO Environmental Corp.(a)	381	34,572
Cimpress PLC(a)	360	36,612
Columbus McKinnon Corp.	1,800	27,234
Commercial Vehicle Group, Inc.(a)	1,990	9,194
CompX International, Inc.	190	4,731
Concrete Pumping Holdings, Inc.(a)	6,638	79,988
Costamare Bulkers Holdings Ltd.(a)	240	4,214

	Shares	Value
Custom Truck One Source, Inc.(a)	960	$11,338
DNOW, Inc.(a)	890	11,543
Douglas Dynamics, Inc.	330	17,803
Ducommun, Inc.(a)(b)	1,954	361,900
Ennis, Inc.	400	8,500
Esab Corp.	1,655	163,233
ESCO Technologies, Inc.	19	6,651
Fluor Corp.(a)	660	34,577
Forrester Research, Inc.(a)	780	6,560
Fortune Brands Innovations, Inc.	2,195	120,506
FreightCar America, Inc.(a)	3,720	36,233
FTAI Infrastructure, Inc.	26,284	121,958
Genpact Ltd.	890	24,475
Global Industrial Co.	499	16,697
Graham Corp.(a)	1,004	124,285
Granite Construction, Inc.	40	6,323
Greenbrier Cos., Inc.	600	29,406
Healthcare Services Group, Inc.(a)	2,430	59,681
Heartland Express, Inc.	1,620	24,656
Helios Technologies, Inc.	539	48,106
Herc Holdings, Inc.	110	15,767
Hub Group, Inc. - Class A	430	18,830
Hurco Cos., Inc.(a)	1,542	35,304
Insperity, Inc.(b)	450	18,589
Insteel Industries, Inc.	4,356	131,551
Interface, Inc.	980	35,123
Intuitive Machines, Inc.(a)	350	7,487
Janus International Group, Inc.(a)	3,260	18,093
JBT Marel Corp.(b)	370	53,650
Kennametal, Inc.	1,920	67,296
Kforce, Inc.	790	37,067
Korn Ferry	200	13,316
L B Foster Co. - Class A(a)	400	18,068
Landstar System, Inc.	150	31,022
Lindsay Corp.	200	24,760
LSI Industries, Inc.	2,630	69,905
ManpowerGroup, Inc.	1,100	37,147
Masterbrand, Inc.(a)	3,090	31,796
Matson, Inc.	465	89,387
Maximus, Inc.	330	17,741
McGrath RentCorp	60	7,262
Miller Industries, Inc.	808	41,329
MillerKnoll, Inc.	810	16,573
MSC Industrial Direct Co., Inc. - Class A	270	32,117
Mueller Industries, Inc.	346	42,534
Nextpower, Inc. - Class A(a)	230	27,402
OPENLANE, Inc.(a)	520	21,445
Pangaea Logistics Solutions Ltd.	3,800	24,700
Paycom Software, Inc.	230	28,906
Perma-Fix Environmental Services, Inc.(a)	7,059	100,873
Pitney Bowes, Inc.	570	9,986
Plug Power, Inc.(a)	7,080	19,187
Proficient Auto Logistics, Inc.(a)	14,757	100,495
Radiant Logistics, Inc.(a)	1,000	9,460

The accompanying notes are an integral part of these financial statements.

35

Small Company Value Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Redwire Corp.(a)	460	$5,626
Resideo Technologies, Inc.(a)	480	14,928
Resources Connection, Inc.	1,770	7,522
Richtech Robotics, Inc. - Class B(a)	2,260	4,769
Robert Half, Inc.	1,150	35,305
Rush Enterprises, Inc. - Class A	407	29,705
Safe Bulkers, Inc.	5,280	33,317
Schneider National, Inc. - Class B	430	15,708
Science Applications International Corp.	210	23,186
Sensata Technologies Holding PLC	600	28,644
Sunrun, Inc.(a)	1,600	21,408
Tennant Co.	250	21,885
Timken Co.	270	39,236
Titan Machinery, Inc.(a)	930	19,642
Transcat, Inc.(a)	744	69,021
Trinity Industries, Inc.	1,795	62,071
TrueBlue, Inc.(a)	3,020	21,049
Tutor Perini Corp.	613	50,861
UFP Industries, Inc.	360	32,666
UniFirst Corp.	50	13,223
V2X, Inc.(a)	470	35,043
Werner Enterprises, Inc.	1,650	71,957
Willdan Group, Inc.(a)	230	18,193
Zurn Elkay Water Solutions Corp.	930	46,993
		4,116,634
Information Technology - 5.8%
ACI Worldwide, Inc.(a)	480	24,139
Ambiq Micro, Inc.(a)	130	11,479
Amdocs Ltd.	420	21,227
Arrow Electronics, Inc.(a)	100	21,341
ASGN, Inc.(a)	870	15,547
Aviat Networks, Inc.(a)	290	6,438
Avnet, Inc.	340	30,199
Axcelis Technologies, Inc.(a)	190	35,996
Bel Fuse, Inc. - Class A	40	11,649
Bel Fuse, Inc. - Class B	73	24,312
Benchmark Electronics, Inc.	270	26,641
BigBear.ai Holdings, Inc.(a)(b)	5,030	18,460
Cleanspark, Inc.(a)	1,850	26,918
Clearfield, Inc.(a)	460	18,303
Corsair Gaming, Inc.(a)	1,270	12,281
Crane NXT Co.	730	37,347
CTS Corp.	720	46,937
Daktronics, Inc.(a)	1,400	27,384
Diodes, Inc.(a)	500	54,720
Dolby Laboratories, Inc. - Class A	400	21,032
ePlus, Inc.	345	28,714
Hut 8 Corp.(a)	250	28,861
Immersion Corp.	2,360	15,977
Ingram Micro Holding Corp.	840	23,041
Insight Enterprises, Inc.(a)	360	43,848
Itron, Inc.(a)	320	27,690

	Shares	Value
Kimball Electronics, Inc.(a)	2,100	$53,760
Knowles Corp.(a)	4,184	173,552
Kulicke & Soffa Industries, Inc.	390	52,166
MARA Holdings, Inc.(a)	1,760	24,446
Methode Electronics, Inc.	1,620	30,731
N-able, Inc.(a)	3,930	14,423
NETGEAR, Inc.(a)	950	22,183
OSI Systems, Inc.(a)	53	11,591
Pagaya Technologies Ltd. - Class A(a)	410	7,483
PagerDuty, Inc.(a)	1,850	17,853
PC Connection, Inc.	130	9,489
Penguin Solutions, Inc.(a)	250	19,002
Photronics, Inc.(a)	570	18,542
Plexus Corp.(a)	20	6,013
Porch Group, Inc.(a)	1,090	16,394
Rapid7, Inc.(a)	2,530	20,493
Richardson Electronics Ltd./United States	266	5,057
Rigetti Computing, Inc.(a)	230	4,444
Riot Platforms, Inc.(a)	350	9,583
Rogers Corp.(a)	140	22,922
Sanmina Corp.(a)	130	32,900
ScanSource, Inc.(a)	510	26,566
Telos Corp.(a)	1,180	5,428
Viasat, Inc.(a)	1,140	102,383
Vishay Intertechnology, Inc.	530	28,503
Vontier Corp.	890	25,810
Workiva, Inc.(a)	590	28,621
Xerox Holdings Corp.(b)	6,160	19,281
		1,470,100
Materials - 4.8%
Ardagh Metal Packaging SA	5,560	26,354
Ashland, Inc.	1,240	81,704
Avient Corp.	120	4,435
Axalta Coating Systems Ltd.(a)	1,000	34,220
Cabot Corp.	95	8,628
Commercial Metals Co.	680	42,670
Constellium SE(a)	1,420	45,255
Core Molding Technologies, Inc.(a)	2,382	56,215
Ecovyst, Inc.(a)	3,055	38,035
Ferroglobe PLC	1,980	6,296
Graphic Packaging Holding Co.	760	8,033
HB Fuller Co.	480	27,979
Hecla Mining Co.	405	6,249
Huntsman Corp.	2,030	21,559
Innospec, Inc.	270	21,975
Intrepid Potash, Inc.(a)	250	8,195
Kaiser Aluminum Corp.	420	82,165
Myers Industries, Inc.	980	34,604
Olin Corp.	1,170	23,189
Perimeter Solutions, Inc.(a)	109	3,886
Rayonier Advanced Materials, Inc.(a)	1,480	11,633
Ryerson Holding Corp.	2,440	60,048
Sonoco Products Co.	450	25,358
SSR Mining, Inc.(a)	1,246	35,237

The accompanying notes are an integral part of these financial statements.

36

Small Company Value Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
Sylvamo Corp.	380	$14,364
Titan America SA	9,110	169,993
Tredegar Corp.(a)	4,630	36,855
Trekor Metals Ltd.(a)	14,708	101,191
TriMas Corp.	630	28,369
United States Lime & Minerals, Inc.	1,605	167,995
		1,232,689
Real Estate - 0.4%
Compass, Inc. - Class A(a)	3,060	37,730
Cushman & Wakefield Ltd.(a)	3,480	46,597
Industrial Logistics Properties Trust	610	5,411
Opendoor Technologies, Inc.(a)	1,480	6,838
		96,576
Utilities - 2.3%
Artesian Resources Corp. - Class A	220	7,478
Avista Corp.	980	40,092
Black Hills Corp.	680	50,592
Brookfield Infrastructure Corp. - Class A	940	36,190
Genie Energy Ltd. - Class B	103	1,488
H2O America	390	23,700
Hawaiian Electric Industries, Inc.(a)	3,070	41,537
New Jersey Resources Corp.	500	28,020
Northwest Natural Holding Co.	600	29,436
Northwestern Energy Group, Inc.	210	15,040
ONE Gas, Inc.	1,190	91,713
Otter Tail Corp.	180	16,197
Portland General Electric Co.	610	31,616
Southwest Gas Holdings, Inc.	60	5,321
Spire, Inc.	340	26,551
UGI Corp.	3,296	113,844
Unitil Corp.	290	15,280
		574,095
TOTAL COMMON STOCKS (Cost $17,221,431)		22,767,014
REAL ESTATE INVESTMENT TRUSTS - 8.8%
Financials - 0.3%(c)
Apollo Commercial Real Estate Finance, Inc.	1,460	15,593
Ares Commercial Real Estate Corp.	2,920	13,140
BrightSpire Capital, Inc.	2,440	13,298
Claros Mortgage Trust, Inc.(a)	4,140	9,729
Granite Point Mortgage Trust, Inc.	3,490	5,235
Orchid Island Capital, Inc.	730	5,088
Seven Hills Realty Trust	400	3,372
		65,455
Industrials - 0.2%
CoreCivic, Inc.(a)	1,720	52,254

	Shares	Value
Real Estate - 8.3%
Alexandria Real Estate Equities, Inc.	1,229	$64,953
Alpine Income Property Trust, Inc.	4,130	85,739
American Assets Trust, Inc.	1,020	25,184
American Healthcare REIT, Inc.	980	51,107
Braemar Hotels & Resorts, Inc.	3,442	7,435
CareTrust REIT, Inc.	250	10,087
Centerspace	3,008	169,020
Chiron Real Estate, Inc.	392	14,708
CTO Realty Growth, Inc.	7,150	153,796
CubeSmart	3,403	135,337
Curbline Properties Corp.	3,900	118,560
DiamondRock Hospitality Co.	1,330	16,199
Douglas Emmett, Inc.	1,900	22,420
Empire State Realty Trust, Inc. - Class A	8,270	44,741
JBG SMITH Properties	6,920	101,516
National Health Investors, Inc.	523	39,884
NET Lease Office Properties	1,630	18,142
NETSTREIT Corp.(b)	4,050	85,576
Park Hotels & Resorts, Inc.	2,460	35,055
Pebblebrook Hotel Trust	1,440	27,950
Phillips Edison & Co., Inc.	300	12,486
Postal Realty Trust, Inc. - Class A	5,690	140,202
Ryman Hospitality Properties, Inc.	2,876	369,710
Sabra Health Care REIT, Inc.	4,918	95,950
Safehold, Inc.	789	12,387
Service Properties Trust(a)	7,680	12,979
SITE Centers Corp.	4,610	18,302
Smartstop Self Storage REIT, Inc.	590	19,175
STAG Industrial, Inc.	462	17,584
Strawberry Fields REIT, Inc.	7,530	103,538
Sunstone Hotel Investors, Inc.	3,850	44,082
Vornado Realty Trust	980	38,514
		2,112,318
TOTAL EAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,924,822)		2,230,027
RIGHTS - 0.0%(d)
Health Care - 0.0%(d)
Eli Lilly & Co., Expires 07/29/2026, Exercise Price $3.00(a)(e)	1,400	0
TOTAL RIGHTS (Cost $0)		0
TOTAL INVESTMENTS - 98.8% (Cost $19,146,253)		$24,997,041
Money Market Deposit Account - 3.1%(f)(g)		789,114
Liabilities in Excess of Other Assets - (1.9)%		(478,274)
TOTAL NET ASSETS - 100.0%		$25,307,881

The accompanying notes are an integral part of these financial statements.

37

Small Company Value Portfolio
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $469,724.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.49%.

(g)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2026 is $481,423 which represented 1.9% of net assets.

The accompanying notes are an integral part of these financial statements.

38

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Communication Services - 9.2%
Alphabet, Inc. - Class A	25,230	$9,016,445
Alphabet, Inc. - Class C	21,971	7,763,013
AMC Networks, Inc. - Class A(a)	231	2,305
Angi, Inc.(a)	183	1,089
AST SpaceMobile, Inc.(a)(b)	1,153	102,456
AT&T, Inc.	30,880	639,216
Atlanta Braves Holdings, Inc. - Class C(a)	231	11,989
Bandwidth, Inc. - Class A(a)	117	7,406
Boston Omaha Corp. - Class A(a)	206	2,810
Cable One, Inc.(a)	20	1,062
Cargurus, Inc.(a)	337	11,488
Charter Communications, Inc. - Class A(a)(b)	346	49,205
Cinemark Holdings, Inc.	460	14,596
Cogent Communications Holdings, Inc.	234	3,248
Comcast Corp. - Class A	16,345	401,270
EchoStar Corp. - Class A(a)	659	66,889
Electronic Arts, Inc.	878	180,025
Fox Corp. - Class A	965	50,334
Fox Corp. - Class B	569	26,652
GCI Liberty, Inc. - Class C(a)	104	2,242
Globalstar, Inc.(a)	209	16,990
IAC, Inc.(a)	672	31,020
Ibotta, Inc. - Class A(a)(b)	58	1,981
IDT Corp. - Class B	119	6,921
Iridium Communications, Inc.	332	18,210
Liberty Broadband Corp. - Class C(a)	698	23,215
Liberty Latin America Ltd. - Class C(a)	634	4,939
Liberty Media Corp.-Liberty Formula One - Class A(a)	473	41,406
Liberty Media Corp.-Liberty Formula One - Class C(a)	995	94,664
Live Nation Entertainment, Inc.(a)	705	129,093
Lumen Technologies, Inc.(a)	4,484	34,437
Madison Square Garden Entertainment Corp.(a)	192	15,531
Madison Square Garden Sports Corp.(a)	60	24,110
Magnite, Inc.(a)	754	14,311
Marcus Corp.	100	2,346
Match Group, Inc.	1,145	43,567
Meta Platforms, Inc. - Class A	9,504	5,353,508
Netflix, Inc.(a)	18,358	1,310,761
New York Times Co. - Class A	672	47,027
News Corp. - Class A	1,749	43,428
News Corp. - Class B	1,000	28,060
Newsmax, Inc.(a)	605	5,009
Nexstar Media Group, Inc.	140	25,003
Omnicom Group, Inc.	1,447	105,385
Paramount Skydance Corp.(b)	4,764	46,973
Pinterest, Inc. - Class A(a)	2,671	56,171
PubMatic, Inc. - Class A(a)	268	3,516
QuinStreet, Inc.(a)	121	1,773

	Shares	Value
Reddit, Inc. - Class A(a)	667	$115,778
ROBLOX Corp. - Class A(a)	2,715	147,642
Roku, Inc.(a)	692	95,593
Rumble, Inc.(a)(b)	768	4,869
Scholastic Corp.	152	6,992
Shenandoah Telecommunications Co.	300	4,524
Shutterstock, Inc.	122	1,702
Sinclair, Inc.	166	2,366
Sirius XM Holdings, Inc.	914	27,000
Snap, Inc. - Class A(a)	4,422	19,634
Sphere Entertainment Co.(a)	81	14,015
Spotify Technology SA(a)	666	305,781
Stagwell, Inc.(a)	683	5,075
Starz Entertainment Corp.(a)	52	1,501
Stubhub Holdings, Inc. - Class A(a)	2,413	31,055
Take-Two Interactive Software, Inc.(a)	773	193,235
Telephone and Data Systems, Inc.	393	14,545
TKO Group Holdings, Inc.	352	70,861
T-Mobile US, Inc.	1,981	332,273
Trade Desk, Inc. - Class A(a)	2,009	36,323
Travelzoo(a)	36	420
TripAdvisor, Inc.(a)	616	8,445
Trump Media & Technology Group Corp.(a)	635	4,915
Uniti Group, Inc.(a)	667	7,650
Verizon Communications, Inc.	18,310	775,245
Versant Media Group, Inc.	1,519	54,699
Walt Disney Co.	7,762	747,093
Warner Bros Discovery, Inc.(a)	2,686	71,609
Warner Music Group Corp. - Class A	618	16,729
Ziff Davis, Inc.(a)	258	13,511
		29,014,175
Consumer Discretionary - 9.6%
Abercrombie & Fitch Co. - Class A(a)	248	22,322
Academy Sports & Outdoors, Inc.	357	16,825
Acushnet Holdings Corp.	166	19,676
Adient PLC(a)	490	9,006
Advance Auto Parts, Inc.	314	19,537
Airbnb, Inc. - Class A(a)	1,701	243,413
Amazon.com, Inc.(a)	41,565	9,906,602
American Eagle Outfitters, Inc.	873	15,016
American Public Education, Inc.(a)	80	4,296
Aptiv PLC(a)	935	57,390
Aramark	1,152	65,549
Arhaus, Inc.	360	3,031
Arko Corp.	521	4,184
ARKO Petroleum Corp.(a)	1,646	31,027
Asbury Automotive Group, Inc.(a)	103	20,711
AutoNation, Inc.(a)	117	21,737
AutoZone, Inc.(a)	74	236,500
Bath & Body Works, Inc.	930	21,511
Beazer Homes USA, Inc.(a)	200	5,610
Bed Bath & Beyond, Inc.(a)	240	1,390

The accompanying notes are an integral part of these financial statements.

39

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Discretionary - (Continued)
Best Buy Co., Inc.	880	$66,774
Birkenstock Holding PLC(a)(b)	279	12,005
BJ’s Restaurants, Inc.(a)	68	4,130
Bloomin’ Brands, Inc.	357	3,263
Booking Holdings, Inc.	3,305	589,083
Boot Barn Holdings, Inc.(a)	154	25,298
BorgWarner, Inc.	889	59,030
Boyd Gaming Corp.	13	1,148
Bright Horizons Family Solutions, Inc.(a)	247	17,507
Brinker International, Inc.(a)	217	36,456
Brunswick Corp.	249	20,976
Burlington Stores, Inc.(a)	272	86,170
Caesars Entertainment, Inc.(a)	1,039	31,357
Caleres, Inc.	186	2,301
Callaway Golf Co.(a)	650	12,214
Camping World Holdings, Inc. - Class A	203	1,549
Capri Holdings Ltd.(a)	550	10,214
CarMax, Inc.(a)	717	37,922
Carnival Corp. Ltd.	4,899	139,964
Carter’s, Inc.	172	7,080
Carvana Co.(a)	2,790	183,638
Cava Group, Inc.(a)	467	36,650
Cavco Industries, Inc.(a)	32	19,660
Century Communities, Inc.	128	9,172
Champion Homes, Inc.(a)	216	19,034
Cheesecake Factory, Inc.	194	15,431
Chewy, Inc. - Class A(a)	900	17,685
Chipotle Mexican Grill, Inc.(a)	6,044	205,496
Churchill Downs, Inc.	332	29,760
Coupang, Inc.(a)	4,115	71,478
Coursera, Inc.(a)	297	1,675
Covista, Inc.(a)	183	22,813
Cracker Barrel Old Country Store, Inc.(b)	93	4,957
Crocs, Inc.(a)	270	32,573
Dana, Inc.	415	11,292
Darden Restaurants, Inc.	537	110,627
Dauch Corp.(a)	626	3,393
Dave & Buster’s Entertainment, Inc.(a)	222	2,531
Deckers Outdoor Corp.(a)	672	66,723
Dick’s Sporting Goods, Inc.	245	55,568
Dillard’s, Inc. - Class A	38	20,080
Dine Brands Global, Inc.(b)	78	2,800
Domino’s Pizza, Inc.	144	42,630
DoorDash, Inc. - Class A(a)	1,567	289,159
Dorman Products, Inc.(a)	131	17,875
DR Horton, Inc.	1,196	194,804
DraftKings, Inc. - Class A(a)	2,285	57,719
Dream Finders Homes, Inc. - Class A(a)	193	3,331
Duolingo, Inc.(a)	181	20,819
Dutch Bros, Inc. - Class A(a)	521	37,413
eBay, Inc.	2,040	227,970
Escalade, Inc.	163	3,061

	Shares	Value
Ethan Allen Interiors, Inc.	52	$1,162
Etsy, Inc.(a)	466	35,104
Expedia Group, Inc.	531	135,872
Figs, Inc. - Class A(a)	673	6,885
First Watch Restaurant Group, Inc.(a)	195	2,514
Five Below, Inc.(a)	231	41,532
Floor & Decor Holdings, Inc. - Class A(a)	522	30,986
Flutter Entertainment PLC(a)	792	80,919
Ford Motor Co.	17,526	243,611
Frontdoor, Inc.(a)	358	27,777
GameStop Corp. - Class A(a)	1,940	42,835
Gap, Inc.	1,034	19,315
Garrett Motion, Inc.	882	31,955
General Motors Co.	3,861	297,606
Gentex Corp.	1,337	33,786
Gentherm, Inc.(a)	127	4,332
Genuine Parts Co.	585	69,018
Global Business Travel Group I(a)	904	8,489
Gold.com, Inc.	757	31,499
Goodyear Tire & Rubber Co.(a)	978	6,455
Graham Holdings Co. - Class B	12	13,697
Grand Canyon Education, Inc.(a)	139	19,892
Green Brick Partners, Inc.(a)	172	13,767
Group 1 Automotive, Inc.	54	15,723
H&R Block, Inc.	643	24,485
Harley-Davidson, Inc.	651	15,923
Hasbro, Inc.	576	47,572
Helen of Troy Ltd.(a)	127	3,692
Hilton Grand Vacations, Inc.(a)	346	18,120
Hilton Worldwide Holdings, Inc.	1,016	335,747
Home Depot, Inc.	4,251	1,499,243
Hovnanian Enterprises, Inc. - Class A(a)	25	3,560
Hyatt Hotels Corp. - Class A	162	31,402
Installed Building Products, Inc.	96	22,065
Jack in the Box, Inc.(a)	88	1,391
KB Home	251	15,710
Kohl’s Corp.	555	9,835
Kontoor Brands, Inc.	268	22,335
Kura Sushi USA, Inc. - Class A(a)	3	173
Las Vegas Sands Corp.	1,384	63,927
Laureate Education, Inc.(a)	494	17,942
LCI Industries	109	11,541
Lear Corp.	261	34,990
Leggett & Platt, Inc.	706	8,267
Lennar Corp. - Class A	967	87,504
Lennar Corp. - Class B(b)	62	5,500
LGI Homes, Inc.(a)	109	6,941
Liberty Live Holdings, Inc. - Class A(a)	95	9,620
Liberty Live Holdings, Inc. - Class C(a)	238	25,142
Life Time Group Holdings, Inc.(a)	614	25,076
Lithia Motors, Inc.	121	35,149
LKQ Corp.	1,198	31,543
Lowe’s Cos., Inc.	2,369	522,341
Lucid Group, Inc.(a)(b)	549	3,673

The accompanying notes are an integral part of these financial statements.

40

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Discretionary - (Continued)
Lululemon Athletica, Inc.(a)	462	$52,751
M/I Homes, Inc.(a)	41	6,592
Macy’s, Inc.	1,219	28,707
Malibu Boats, Inc. - Class A(a)	86	2,359
MarineMax, Inc.(a)	165	6,042
Marriott International, Inc. - Class A	988	366,143
Marriott Vacations Worldwide Corp.	155	15,791
Mattel, Inc.(a)	1,298	18,016
Matthews International Corp. - Class A	100	2,692
McDonald’s Corp.	3,077	831,744
Meritage Homes Corp.	342	28,677
MGM Resorts International(a)	849	40,591
Mohawk Industries, Inc.(a)	203	24,630
Monro, Inc.	167	2,857
Murphy USA, Inc.	83	44,726
National Vision Holdings, Inc.(a)	396	7,528
NIKE, Inc. - Class B	5,200	213,460
Norwegian Cruise Line Holdings Ltd.(a)	2,074	43,782
NVR, Inc.(a)	12	81,761
Ollie’s Bargain Outlet Holdings, Inc.(a)	289	22,218
OneSpaWorld Holdings Ltd.	470	13,273
O’Reilly Automotive, Inc.(a)	3,641	335,300
Oxford Industries, Inc.	60	2,092
Papa John’s International, Inc.(b)	173	6,361
Patrick Industries, Inc.	112	10,055
Peloton Interactive, Inc. - Class A(a)	1,568	9,267
Penn Entertainment, Inc.(a)	842	17,985
Penske Automotive Group, Inc.	173	30,958
Phoenix Education Partners, Inc.	945	31,043
Planet Fitness, Inc. - Class A(a)	374	19,512
Polaris, Inc.	291	19,916
Pool Corp.	57	12,249
Portillo’s, Inc. - Class A(a)	238	1,128
PulteGroup, Inc.	867	118,961
Pursuit Attractions and Hospitality, Inc.(a)	100	5,597
PVH Corp.	228	16,931
QuantumScape Corp.(a)	2,099	15,868
Ralph Lauren Corp.	172	69,043
RCI Hospitality Holdings, Inc.	72	1,967
RealReal, Inc.(a)	181	2,134
Restaurant Brands International, Inc.	1,299	94,191
Revolve Group, Inc.(a)	216	4,944
RH(a)	69	11,366
Rivian Automotive, Inc. - Class A(a)	3,292	57,116
Ross Stores, Inc.	1,445	307,568
Royal Caribbean Cruises Ltd.	1,087	345,155
Rush Street Interactive, Inc.(a)	500	14,870
Sally Beauty Holdings, Inc.(a)	237	3,351
Serve Robotics, Inc.(a)(b)	233	1,533
Service Corp. International	240	18,230
Shake Shack, Inc. - Class A(a)	200	11,204
SharkNinja, Inc.(a)	340	51,772

	Shares	Value
SHARPLINK, Inc.(a)	943	$4,526
Signet Jewelers Ltd.	145	12,499
Six Flags Entertainment Corp.(a)	189	4,026
Somnigroup International, Inc.	887	69,541
Sonic Automotive, Inc. - Class A	30	2,544
Sonos, Inc.(a)	508	6,873
Standard Motor Products, Inc.	43	1,676
Starbucks Corp.	4,906	501,344
Steven Madden Ltd.	349	14,693
Stride, Inc.(a)	186	16,041
Sweetgreen, Inc. - Class A(a)	430	3,788
Tapestry, Inc.	941	137,744
Taylor Morrison Home Corp.(a)	420	30,131
Tesla, Inc.(a)	14,454	6,079,352
Texas Roadhouse, Inc.	288	55,650
Thor Industries, Inc.	240	18,038
TJX Cos., Inc.	4,774	723,261
Toll Brothers, Inc.	438	72,161
TopBuild Corp.(a)	124	43,962
Tractor Supply Co.	2,355	74,442
Travel + Leisure Co.	237	18,114
Ulta Beauty, Inc.(a)	198	89,294
Under Armour, Inc. - Class A(a)	706	4,511
Under Armour, Inc. - Class C(a)	595	3,701
Universal Technical Institute, Inc.(a)	300	12,831
Upbound Group, Inc.	194	4,117
Urban Outfitters, Inc.(a)	277	19,628
Vail Resorts, Inc.	152	20,695
Valvoline, Inc.(a)	470	18,584
VF Corp.	1,509	25,170
Victoria’s Secret & Co.(a)	336	28,049
Viking Holdings Ltd.(a)	587	61,441
Visteon Corp.	149	14,782
Warby Parker, Inc. - Class A(a)(b)	541	16,414
Wayfair, Inc. - Class A(a)	416	38,447
Wendy’s Co.(b)	881	7,304
Whirlpool Corp.	272	10,722
Williams-Sonoma, Inc.	515	120,047
Wingstop, Inc.	112	19,422
Winnebago Industries, Inc.	175	5,467
Wolverine World Wide, Inc.	267	4,414
Wyndham Hotels & Resorts, Inc.	368	30,989
Wynn Resorts Ltd.	384	37,283
XPEL, Inc.(a)	88	4,365
YETI Holdings, Inc.(a)	295	14,620
Yum! Brands, Inc.	1,252	200,145
		30,087,586
Consumer Staples - 4.4%
Albertsons Cos., Inc. - Class A	1,719	23,258
Altria Group, Inc.	7,382	531,135
Andersons, Inc.	195	13,338
Archer-Daniels-Midland Co.	2,082	159,065
B&G Foods, Inc.(b)	250	995
BellRing Brands, Inc.(a)	34	440

The accompanying notes are an integral part of these financial statements.

41

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Staples - (Continued)
BJ’s Wholesale Club Holdings, Inc.(a)	570	$49,715
Boston Beer Co., Inc. - Class A(a)	50	8,852
Brown-Forman Corp. - Class B	1,327	35,365
Bunge Global SA	664	70,869
Cal-Maine Foods, Inc.	201	16,193
Campbell’s Co.(b)	1,026	22,849
Casey’s General Stores, Inc.	172	136,704
Celsius Holdings, Inc.(a)	641	18,768
Central Garden & Pet Co. - Class A(a)	206	7,987
Chefs’ Warehouse, Inc.(a)	129	12,397
Church & Dwight Co., Inc.	1,395	135,148
Clorox Co.	570	54,401
Coca-Cola Co.	16,742	1,360,622
Coca-Cola Consolidated, Inc.	378	72,168
Colgate-Palmolive Co.	3,571	327,389
Conagra Brands, Inc.	1,944	26,166
Constellation Brands, Inc. - Class A	682	94,859
Costco Wholesale Corp.	1,905	1,782,070
Darling Ingredients, Inc.(a)	753	41,129
Dole PLC	419	5,749
Dollar General Corp.	1,020	117,412
Dollar Tree, Inc.(a)	933	112,846
elf Beauty, Inc.(a)	257	19,018
Energizer Holdings, Inc.	355	7,611
Estee Lauder Cos., Inc. - Class A	1,031	81,397
Freshpet, Inc.(a)	222	13,125
General Mills, Inc.	2,459	85,573
Grocery Outlet Holding Corp.(a)	407	4,062
Herbalife Ltd.(a)	328	4,313
Hershey Co.	672	117,902
Hormel Foods Corp.	1,413	35,071
Ingles Markets, Inc. - Class A	56	4,960
Ingredion, Inc.	309	29,265
J M Smucker Co.	618	69,525
John B Sanfilippo & Son, Inc.	24	2,064
Kenvue, Inc.	8,716	166,563
Keurig Dr Pepper, Inc.	5,883	192,551
Kimberly-Clark Corp.	1,522	167,070
Kraft Heinz Co.	3,950	93,299
Kroger Co.	2,536	140,824
Lamb Weston Holdings, Inc.	617	26,642
Maplebear, Inc.(a)	880	41,668
Marzetti Co.	91	10,389
McCormick & Co., Inc.	1,106	55,765
Medifast, Inc.(a)	73	775
Molson Coors Beverage Co. - Class B	729	28,402
Mondelez International, Inc. - Class A	5,732	331,539
Monster Beverage Corp.(a)	3,036	291,820
National Beverage Corp.(a)	92	2,870
Nu Skin Enterprises, Inc. - Class A	325	1,716
PepsiCo, Inc.	5,888	797,235
Performance Food Group Co.(a)	692	77,359

	Shares	Value
Philip Morris International, Inc.	6,796	$1,229,464
Post Holdings, Inc.(a)	224	19,770
PriceSmart, Inc.	115	22,464
Primo Brands Corp.	1,342	32,799
Procter & Gamble Co.	10,003	1,466,840
Seaboard Corp.	1	4,464
Sprouts Farmers Market, Inc.(a)	460	38,907
Sysco Corp.	2,168	181,201
Target Corp.	2,014	263,049
Tootsie Roll Industries, Inc.	27	1,066
Turning Point Brands, Inc.	45	3,816
Tyson Foods, Inc. - Class A	1,828	104,653
United Natural Foods, Inc.(a)	297	13,564
US Foods Holding Corp.(a)	963	98,467
USANA Health Sciences, Inc.(a)	87	1,857
Utz Brands, Inc.	259	1,994
Vita Coco Co., Inc.(a)	205	13,559
Walmart, Inc.	18,582	2,104,597
WD-40 Co.	72	17,542
		13,758,335
Energy - 3.2%
Antero Midstream Corp.	127	2,889
Antero Resources Corp.(a)	1,200	42,168
APA Corp.	2,426	79,015
Archrock, Inc.	646	26,299
Atlas Energy Solutions, Inc.(b)	280	4,651
Baker Hughes Co.	4,453	247,142
Borr Drilling Ltd.(a)	1,875	7,744
Bristow Group, Inc.	100	4,132
Cactus, Inc. - Class A	322	16,496
California Resources Corp.	314	16,601
Centrus Energy Corp. - Class A(a)(b)	69	11,583
Cheniere Energy, Inc.	845	201,963
Chevron Corp.	8,167	1,353,762
Chord Energy Corp.	256	29,261
CNX Resources Corp.(a)	617	20,935
Comstock Resources, Inc.(a)	349	5,207
ConocoPhillips	5,040	523,958
Core Laboratories, Inc.	251	2,924
Core Natural Resources, Inc.	366	29,287
Crescent Energy Co. - Class A	1,062	10,429
Delek US Holdings, Inc.	301	15,294
Devon Energy Corp.	4,957	204,823
DHT Holdings, Inc.	648	10,711
Diamondback Energy, Inc.	791	139,042
Dorian LPG Ltd.	219	7,617
DT Midstream, Inc.	651	95,528
Energy Fuels, Inc./Canada(a)(b)	1,129	16,370
EOG Resources, Inc.	2,172	281,774
EQT Corp.	2,790	148,344
Excelerate Energy, Inc. - Class A	203	7,712
Expand Energy Corp.	1,051	95,841
Expro Group Holdings NV(a)	554	8,183
Exxon Mobil Corp.	17,826	2,437,171

The accompanying notes are an integral part of these financial statements.

42

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - (Continued)
Frontline PLC	879	$30,580
Green Plains, Inc.(a)	300	4,614
Halliburton Co.	3,834	130,164
Helix Energy Solutions Group, Inc.(a)	525	4,589
Helmerich & Payne, Inc.	437	14,307
HF Sinclair Corp.	802	55,859
Innovex International, Inc.(a)	145	3,596
International Seaways, Inc.	208	15,931
Kinder Morgan, Inc.	8,668	277,116
Kinetik Holdings, Inc.	131	6,333
Kodiak Gas Services, Inc.	155	11,645
Liberty Energy, Inc.	843	22,078
Marathon Petroleum Corp.	1,362	348,223
Matador Resources Co.	583	29,022
Murphy Oil Corp.	517	16,834
Nabors Industries Ltd.(a)	48	4,032
National Energy Services Reunited Corp.(a)	341	10,206
NextDecade Corp.(a)	760	5,730
Noble Corp. PLC	596	22,231
Northern Oil & Gas, Inc.	500	9,075
NOV, Inc.	1,571	29,142
Occidental Petroleum Corp.	3,678	178,640
Oceaneering International, Inc.(a)	527	21,354
ONEOK, Inc.	2,765	240,389
Ovintiv, Inc.	1,666	87,715
Par Pacific Holdings, Inc.(a)	159	8,917
Patterson-UTI Energy, Inc.	1,757	16,129
PBF Energy, Inc. - Class A	284	12,928
Peabody Energy Corp.	493	11,398
Permian Resources Corp.	4,243	78,114
Phillips 66	1,800	304,290
ProPetro Holding Corp.(a)	504	7,227
Range Resources Corp.	69	2,566
REX American Resources Corp.(a)	228	10,294
Sable Offshore Corp.(a)	309	952
Scorpio Tankers, Inc.	444	30,751
Select Water Solutions, Inc.	615	12,288
SFL Corp. Ltd.	575	5,865
SLB Ltd.	7,130	331,474
SM Energy Co.	1,192	31,111
Solaris Energy Infrastructure, Inc. - Class A	218	17,540
Sunococorp LLC	506	34,241
Talos Energy, Inc.(a)	634	8,185
Targa Resources Corp.	941	252,320
TechnipFMC PLC	1,764	116,953
Teekay Tankers Ltd.	99	6,422
TETRA Technologies, Inc.(a)	133	1,507
Texas Pacific Land Corp.	269	117,725
Tidewater, Inc.(a)	230	15,325
Uranium Energy Corp.(a)	1,873	19,966

	Shares	Value
Valero Energy Corp.	1,367	$356,021
Venture Global, Inc. - Class A	2,863	31,865
Viper Energy, Inc. - Class A	713	30,231
Vitesse Energy, Inc.	10	158
Weatherford International PLC	360	29,340
Williams Cos., Inc.	5,505	409,242
World Kinect Corp.	203	6,687
		10,002,293
Financials - 11.8%
1st Source Corp.	103	8,403
Abacus Global Management, Inc.	2,896	31,016
Acadian Asset Management, Inc.	92	6,580
Affiliated Managers Group, Inc.	120	40,608
Affirm Holdings, Inc.(a)	1,221	99,573
Aflac, Inc.	1,926	225,823
Allstate Corp.	1,014	241,271
Ally Financial, Inc.	1,320	60,654
Amalgamated Financial Corp.	8	367
Amerant Bancorp, Inc.	194	4,951
American Express Co.	2,356	796,917
American Financial Group, Inc.	728	101,876
American International Group, Inc.	2,510	187,070
Ameriprise Financial, Inc.	431	197,726
Aon PLC - Class A	846	280,610
Apollo Global Management, Inc.	1,795	212,366
Ares Management Corp. - Class A	921	102,517
Arthur J Gallagher & Co.	1,152	264,465
Assurant, Inc.	223	59,882
Atlantic Union Bankshares Corp.	590	24,963
Atlanticus Holdings Corp.(a)	33	3,374
Axis Capital Holdings Ltd.	17	1,826
Axos Financial, Inc.(a)	270	26,295
Baldwin Insurance Group, Inc. - Class A(a)	317	8,426
Banc of California, Inc.	409	8,356
Bancorp, Inc.(a)	195	12,215
Bank First Corp.	22	3,264
Bank of America Corp.	26,551	1,512,876
Bank of Hawaii Corp.	217	17,683
Bank of Marin Bancorp	1,128	31,246
Bank of New York Mellon Corp.	2,960	428,046
Bank of the James Financial Group, Inc.	1,416	36,136
BankUnited, Inc.	414	20,058
Bar Harbor Bankshares	9	340
Beacon Financial Corp.	189	5,755
Berkshire Hathaway, Inc. - Class A(a)	1	748,850
Berkshire Hathaway, Inc. - Class B(a)	5,914	2,959,306
BGC Group, Inc. - Class A	1,563	16,708
Blackrock, Inc.	650	625,014
Blackstone, Inc.	3,194	375,838
Block, Inc.(a)	2,398	182,248
Blue Owl Capital, Inc. - Class A	3,044	26,635
Bowhead Specialty Holdings, Inc.(a)	166	4,968
Bread Financial Holdings, Inc.	186	20,153
Brighthouse Financial, Inc.(a)	294	18,610

The accompanying notes are an integral part of these financial statements.

43

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Brown & Brown, Inc.	1,207	$77,429
Burke & Herbert Financial Services Corp.	124	8,911
Business First Bancshares, Inc.	30	922
Byline Bancorp, Inc.	146	5,498
Camden National Corp.	115	6,235
Cannae Holdings, Inc.	2,232	32,141
Capital One Financial Corp.	2,745	550,702
Capitol Federal Financial, Inc.	420	3,574
Carlyle Group, Inc.	1,888	79,504
Cboe Global Markets, Inc.	478	115,996
CF Bankshares, Inc.	1,169	38,308
Charles Schwab Corp.	7,061	651,518
Chemung Financial Corp.	467	34,829
Chime Financial, Inc. - Class A(a)	1,529	31,314
Cincinnati Financial Corp.	611	113,121
Citigroup, Inc.	7,602	1,063,976
Citizens Financial Group, Inc.	2,314	162,142
CME Group, Inc.	1,533	338,532
Coastal Financial Corp.(a)	80	6,201
Coinbase Global, Inc. - Class A(a)	935	136,688
Columbia Banking System, Inc.	852	27,307
Commerce Bancshares, Inc.	665	38,404
Commercial Bancgroup, Inc.	2,506	80,919
Community Trust Bancorp, Inc.	110	7,960
Compass Diversified Holdings(a)	337	3,592
ConnectOne Bancorp, Inc.	180	6,019
Corebridge Financial, Inc.	1,776	50,847
Corpay, Inc.(a)	317	105,647
Crawford & Co. - Class A	75	845
Credit Acceptance Corp.(a)	26	16,555
Cullen/Frost Bankers, Inc.	42	6,490
Customers Bancorp, Inc.(a)	121	9,571
Dave, Inc.(a)	38	14,158
DigitalBridge Group, Inc.	763	12,040
Dime Community Bancshares, Inc.	140	5,691
Donnelley Financial Solutions, Inc.(a)	159	6,670
Eagle Bancorp, Inc.	194	5,508
East West Bancorp, Inc.	856	110,501
Eastern Bankshares, Inc.	964	21,439
Encore Capital Group, Inc.(a)	154	14,367
Enova International, Inc.(a)	81	19,499
Enterprise Financial Services Corp.	202	13,308
Equitable Holdings, Inc.	1,351	59,282
Erie Indemnity Co. - Class A	124	29,729
Euronet Worldwide, Inc.(a)	215	15,736
Evercore, Inc. - Class A	156	53,265
Everest Group Ltd.	196	70,017
FactSet Research Systems, Inc.	169	38,884
Farmers & Merchants Bancorp, Inc./Archbold OH	98	2,997
Farmers National Banc Corp.	315	4,599
FB Financial Corp.	189	10,461

	Shares	Value
Federal Agricultural Mortgage Corp. - Class C	49	$9,764
Fidelity National Financial, Inc.	1,812	85,454
Fidelity National Information Services, Inc.	2,371	92,184
Fifth Third Bancorp	3,986	224,691
Figure Technology Solutions, Inc. - Class A(a)	1,011	31,048
Finward Bancorp	883	32,477
First American Financial Corp.	423	29,014
First Bancorp/Southern Pines NC	156	9,973
First Busey Corp.	379	11,181
First Business Financial Services, Inc.	20	1,263
First Citizens BancShares, Inc. - Class A	39	81,151
First Commonwealth Financial Corp.	429	8,722
First Community Bankshares, Inc.	51	2,265
First Community Corp./SC	1,169	38,203
First Financial Corp.	100	7,744
First Guaranty Bancshares, Inc.	1,951	19,647
First Hawaiian, Inc.	541	15,851
First Horizon Corp.	3,368	86,356
First Interstate BancSystem, Inc. - Class A	446	17,198
First Merchants Corp.	303	13,238
First Mid Bancshares, Inc.	165	7,935
First National Corp./VA	1,117	33,532
First Northwest Bancorp	1,293	13,977
First United Corp.	808	35,641
FirstCash Holdings, Inc.	171	36,991
Firstsun Capital Bancorp(a)	76	2,947
Fiserv, Inc.(a)	2,451	120,222
Flagstar Bank NA	1,363	20,363
Flywire Corp.(a)	607	10,665
Franklin Resources, Inc.	2,090	69,534
Fulton Financial Corp.	889	21,505
Galaxy Digital, Inc. - Class A(a)(b)	5,718	156,330
Genworth Financial, Inc. - Class A(a)	2,084	19,735
German American Bancorp, Inc.	70	3,322
Glacier Bancorp, Inc.(b)	550	28,369
Global Payments, Inc.	1,124	81,557
Globe Life, Inc.	351	62,717
Goldman Sachs Group, Inc.	1,265	1,279,383
Goosehead Insurance, Inc. - Class A(a)	134	6,499
Great Southern Bancorp, Inc.	40	3,136
Green Dot Corp. - Class A(a)	15	203
Hamilton Lane, Inc. - Class A	109	8,592
Hancock Whitney Corp.	506	37,808
Hanmi Financial Corp.	200	6,480
Hanover Bancorp, Inc.	1,336	31,156
Hanover Insurance Group, Inc.	29	6,209
Hartford Insurance Group, Inc.	950	125,894
HCI Group, Inc.	47	8,237
Heritage Financial Corp.	184	5,450
Heritage Insurance Holdings, Inc.(a)	1,184	30,879
Hippo Holdings, Inc.(a)	1,150	32,499
Home BancShares, Inc.	1,072	30,606

The accompanying notes are an integral part of these financial statements.

44

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Hope Bancorp, Inc.	702	$9,603
Horizon Bancorp, Inc.	1,814	36,244
Houlihan Lokey, Inc.	239	32,057
Huntington Bancshares, Inc.	9,144	162,123
Independent Bank Corp.	244	20,428
Independent Bank Corp.	171	6,168
Interactive Brokers Group, Inc. - Class A	2,000	174,080
Intercontinental Exchange, Inc.	2,409	296,572
Invesco Ltd.	1,837	48,478
Jack Henry & Associates, Inc.	309	42,562
Jackson Financial, Inc. - Class A	302	30,922
Jefferies Financial Group, Inc.	682	34,086
JPMorgan Chase & Co.	11,540	3,777,388
Kearny Financial Corp.	459	4,342
Kemper Corp.	300	8,088
KeyCorp	4,882	112,530
Kinsale Capital Group, Inc.	105	34,630
KKR & Co., Inc.	3,109	285,344
Lakeland Financial Corp.	98	6,049
Lazard, Inc.	411	17,237
Lemonade, Inc.(a)	302	19,645
LendingClub Corp.(a)	494	10,246
LendingTree, Inc.(a)	63	2,790
Lincoln National Corp.	836	29,553
Live Oak Bancshares, Inc.	223	9,107
Loews Corp.	1,069	121,021
LPL Financial Holdings, Inc.	361	101,686
M&T Bank Corp.	690	164,227
Markel Group, Inc.(a)	56	109,369
MarketAxess Holdings, Inc.	182	20,655
Marsh & McLennan Cos., Inc.	2,232	372,007
Mastercard, Inc. - Class A	3,426	1,759,594
Mechanics Bancorp - Class A	165	2,623
Mercantile Bank Corp.	108	6,201
Merchants Bancorp	103	5,150
Mercury General Corp.	82	8,743
MetLife, Inc.	2,516	212,879
Metropolitan Bank Holding Corp.	75	7,407
Midland States Bancorp, Inc.	35	1,090
Moelis & Co. - Class A	332	21,719
Moody’s Corp.	643	291,228
Morgan Stanley	5,177	1,082,200
MSCI, Inc.	342	191,534
Nasdaq, Inc.	2,064	162,684
National Bank Holdings Corp. - Class A	156	6,931
Navient Corp.	669	5,693
NBT Bancorp, Inc.	200	9,874
NCR Atleos Corp.(a)	320	13,891
Nelnet, Inc. - Class A	73	9,733
NerdWallet, Inc. - Class A(a)	275	2,544
Nicolet Bankshares, Inc.	38	6,285
Northeast Bank	38	5,036

	Shares	Value
Northeast Community Bancorp, Inc.	1,340	$37,172
Northern Trust Corp.	866	150,545
Northwest Bancshares, Inc.	517	7,838
OceanFirst Financial Corp.	311	6,074
Octave Specialty Group, Inc.(a)	148	924
Old National Bancorp	1,596	41,336
Old Second Bancorp, Inc.	369	8,605
OneMain Holdings, Inc.	488	29,753
OppFi, Inc.(a)	3,305	32,819
Origin Bancorp, Inc.	124	6,343
Orrstown Financial Services, Inc.	28	1,143
Oscar Health, Inc. - Class A(a)	1,799	51,307
Palomar Holdings, Inc.(a)	121	15,293
Park National Corp.	87	15,920
Pathward Financial, Inc.	106	9,228
Paymentus Holdings, Inc. - Class A(a)	141	3,407
Payoneer Global, Inc.(a)	1,300	9,256
PayPal Holdings, Inc.	3,953	170,691
PCB Bancorp	137	3,887
Peoples Bancorp of North Carolina, Inc.	58	2,499
Peoples Bancorp, Inc.	167	6,414
Perella Weinberg Partners	238	3,798
Pinnacle Financial Partners, Inc.	660	66,581
Piper Sandler Cos.	340	24,596
PJT Partners, Inc. - Class A	86	12,981
PNC Financial Services Group, Inc.	1,713	421,775
Popular, Inc.	104	17,075
PRA Group, Inc.(a)	117	2,222
Primerica, Inc.	35	9,947
Principal Financial Group, Inc.	1,037	111,768
Priority Technology Holdings, Inc.(a)	4,360	29,081
PROG Holdings, Inc.	248	11,559
Progressive Corp.	2,511	548,528
Prosperity Bancshares, Inc.	364	26,583
Provident Financial Services, Inc.	449	10,614
Prudential Financial, Inc.	1,573	169,774
QCR Holdings, Inc.	47	4,575
Raymond James Financial, Inc.	790	120,104
Regional Management Corp.	750	30,900
Regions Financial Corp.	3,886	117,357
Reinsurance Group of America, Inc.	294	62,519
Remitly Global, Inc.(a)	643	14,410
RenaissanceRe Holdings Ltd.	200	63,380
Riverview Bancorp, Inc.	5,847	31,749
Robinhood Markets, Inc. - Class A(a)	3,348	335,737
Rocket Cos., Inc. - Class A(a)	4,373	68,875
Root, Inc./OH(a)	49	2,740
Ryan Specialty Holdings, Inc.	502	18,956
S&P Global, Inc.	1,248	508,260
S&T Bancorp, Inc.	187	9,178
SB Financial Group, Inc.	1,362	34,418
Seacoast Banking Corp. of Florida	500	16,625
SEI Investments Co.	337	29,558
ServisFirst Bancshares, Inc.	248	21,514

The accompanying notes are an integral part of these financial statements.

45

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Sezzle, Inc.(a)	106	$18,193
Shift4 Payments, Inc. - Class A(a)	339	16,489
Sierra Bancorp	104	4,239
Simmons First National Corp. - Class A	687	15,561
SiriusPoint Ltd.(a)	408	9,792
Skyward Specialty Insurance Group, Inc.(a)	210	12,253
Slide Insurance Holdings, Inc.(a)	488	9,453
SLM Corp.	834	21,634
SoFi Technologies, Inc.(a)	5,331	95,585
SouthState Bank Corp.	489	48,851
SR Bancorp, Inc.	1,603	31,547
State Street Corp.	1,264	214,374
Stellar Bancorp, Inc.	125	4,915
StepStone Group, Inc. - Class A	321	13,277
Stifel Financial Corp.	667	46,537
Stock Yards Bancorp, Inc.	90	6,882
StoneX Group, Inc.(a)	316	37,446
Synchrony Financial	1,697	129,057
T Rowe Price Group, Inc.	677	76,968
Texas Capital Bancshares, Inc.	203	20,962
Timberland Bancorp, Inc./WA	773	34,638
Toast, Inc. - Class A(a)	2,164	60,202
Tompkins Financial Corp.	39	3,686
TPG, Inc.	602	24,411
Tradeweb Markets, Inc. - Class A	507	50,528
Travelers Cos., Inc.	840	277,301
TriCo Bancshares	39	2,100
Triumph Financial, Inc.(a)	132	10,073
Truist Financial Corp.	5,543	276,152
Trupanion, Inc.(a)	112	2,774
TrustCo Bank Corp. NY	153	8,401
Twenty One Capital, Inc. - Class A(a)	5,862	29,017
UMB Financial Corp.	347	49,538
United Bankshares, Inc.	26	1,192
United Fire Group, Inc.	166	8,705
Univest Financial Corp.	201	8,794
Unum Group	732	65,441
Upstart Holdings, Inc.(a)	371	13,145
US Bancorp	6,394	386,198
USCB Financial Holdings, Inc.	1,539	31,488
Valley National Bancorp	2,390	35,014
Victory Capital Holdings, Inc. - Class A	193	16,224
Virtu Financial, Inc. - Class A	536	31,930
Visa, Inc. - Class A	7,192	2,467,503
Voya Financial, Inc.	122	11,045
W R Berkley Corp.	1,311	92,465
WaFd, Inc.	460	17,650
Walker & Dunlop, Inc.	152	8,314
Washington Trust Bancorp, Inc.	100	3,648
Wealthfront Corp.(a)	3,440	30,754
Webster Financial Corp.	720	55,022

	Shares	Value
Webull Corp.(a)	768	$5,007
Wells Fargo & Co.	13,249	1,094,897
WesBanco, Inc.	443	17,290
Western Alliance Bancorp	491	40,360
Western Union Co.(b)	1,755	13,513
WEX, Inc.(a)	168	23,703
White Mountains Insurance Group Ltd.	12	24,881
Willis Towers Watson PLC	437	114,219
Wintrust Financial Corp.	125	20,090
WisdomTree, Inc.(b)	353	5,980
World Acceptance Corp.(a)	17	3,805
WSFS Financial Corp.	274	21,024
Zions Bancorp NA	602	41,652
		37,371,765
Health Care - 9.5%
10X Genomics, Inc. - Class A(a)	700	26,838
Abbott Laboratories	7,479	678,644
AbbVie, Inc.	7,682	1,933,098
Acadia Healthcare Co., Inc.(a)	477	14,086
ACADIA Pharmaceuticals, Inc.(a)	903	22,846
AdaptHealth Corp.(a)	397	4,137
Adaptive Biotechnologies Corp.(a)	474	10,167
Addus HomeCare Corp.(a)	70	7,033
ADMA Biologics, Inc.(a)	1,139	9,533
Agios Pharmaceuticals, Inc.(a)	300	11,133
Align Technology, Inc.(a)	287	48,405
Alignment Healthcare, Inc.(a)	664	15,810
Alkermes PLC(a)	655	34,319
Alnylam Pharmaceuticals, Inc.(a)	676	203,496
Alphatec Holdings, Inc.(a)	518	4,481
Amgen, Inc.	2,356	853,155
AMN Healthcare Services, Inc.(a)	188	6,086
Amphastar Pharmaceuticals, Inc.(a)	217	4,379
Amylyx Pharmaceuticals, Inc.(a)	325	5,837
AnaptysBio, Inc.(a)	182	12,285
AngioDynamics, Inc.(a)	231	3,005
ANI Pharmaceuticals, Inc.(a)	90	7,450
Anika Therapeutics, Inc.(a)	100	1,463
Apogee Therapeutics, Inc.(a)	136	18,051
Arcturus Therapeutics Holdings, Inc.(a)	257	1,727
Arcus Biosciences, Inc.(a)	347	10,698
Arcutis Biotherapeutics, Inc.(a)	400	10,488
Ardelyx, Inc.(a)	927	4,728
Arrowhead Pharmaceuticals, Inc.(a)	563	45,890
ARS Pharmaceuticals, Inc.(a)	147	1,177
Artivion, Inc.(a)	127	2,854
Arvinas, Inc.(a)	300	2,493
Astrana Health, Inc.(a)	202	9,375
AtriCure, Inc.(a)	208	5,820
Avantor, Inc.(a)	2,876	28,472
Axogen, Inc.(a)	166	7,668
Axsome Therapeutics, Inc.(a)	169	41,366
Azenta, Inc.(a)	282	7,197
Baxter International, Inc.	2,375	50,635

The accompanying notes are an integral part of these financial statements.

46

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Beam Therapeutics, Inc.(a)	449	$15,410
Becton Dickinson & Co.	1,263	191,130
Billiontoone, Inc.(a)	259	31,075
BioCryst Pharmaceuticals, Inc.(a)	1,207	12,070
Biogen, Inc.(a)	674	145,624
Biohaven Ltd.(a)	379	5,640
BioLife Solutions, Inc.(a)	211	5,959
BioMarin Pharmaceutical, Inc.(a)	898	51,384
Bio-Rad Laboratories, Inc. - Class A(a)	74	21,727
Bio-Techne Corp.	647	45,711
Boston Scientific Corp.(a)	6,588	281,176
Bridgebio Pharma, Inc.(a)	778	57,945
Bright Minds Biosciences, Inc.(a)	450	31,590
BrightSpring Health Services, Inc.(a)	563	39,264
Bristol-Myers Squibb Co.	8,736	503,368
Brookdale Senior Living, Inc.(a)	621	9,992
Bruker Corp.	331	19,920
Capricor Therapeutics, Inc.(a)	278	6,694
Cardinal Health, Inc.	1,061	252,051
CareDx, Inc.(a)	240	6,840
Caris Life Sciences, Inc.(a)	565	10,068
Castle Biosciences, Inc.(a)	171	4,078
Catalyst Pharmaceuticals, Inc.(a)	507	15,935
Celcuity, Inc.(a)	127	13,287
Celldex Therapeutics, Inc.(a)	262	9,749
Cencora, Inc.	712	201,482
Centene Corp.(a)	2,171	139,356
Certara, Inc.(a)	668	4,375
CG Oncology, Inc.(a)(b)	159	11,297
Charles River Laboratories International, Inc.(a)	210	47,626
Chemed Corp.	58	27,013
Cigna Group	1,193	328,886
Clover Health Investments Corp.(a)	5,862	30,717
Cogent Biosciences, Inc.(a)	536	20,743
Collegium Pharmaceutical, Inc.(a)	187	6,769
Concentra Group Holdings Parent, Inc.	633	18,832
Concert Pharmaceuticals, Inc.(a)(d)	9,764	0
CONMED Corp.	169	5,531
Cooper Cos., Inc.(a)	917	65,758
Corcept Therapeutics, Inc.(a)	430	37,389
CorMedix, Inc.(a)(b)	581	4,561
CorVel Corp.(a)	123	7,690
Crinetics Pharmaceuticals, Inc.(a)	450	16,839
Cross Country Healthcare, Inc.(a)	193	2,550
CryoPort, Inc.(a)	420	6,594
Cullinan Therapeutics, Inc.(a)	281	5,117
CVS Health Corp.	5,665	586,044
Cytokinetics, Inc.(a)	566	48,218
Danaher Corp.	2,786	530,677
DaVita, Inc.(a)	159	35,374
Definium Therapeutics, Inc.(a)	618	29,071

	Shares	Value
Denali Therapeutics, Inc.(a)	627	$16,126
DENTSPLY SIRONA, Inc.	1,122	11,904
Dexcom, Inc.(a)	1,756	118,267
Dianthus Therapeutics, Inc.(a)(b)	466	45,426
Disc Medicine, Inc.(a)	100	7,314
Doximity, Inc. - Class A(a)	631	13,087
Dyne Therapeutics, Inc.(a)	322	7,152
Edgewise Therapeutics, Inc.(a)	230	9,345
Edwards Lifesciences Corp.(a)	2,567	232,211
Elanco Animal Health, Inc.(a)	2,165	53,281
Elevance Health, Inc.	999	386,343
Eli Lilly & Co.	3,662	4,392,313
Enanta Pharmaceuticals, Inc.(a)	103	1,502
Encompass Health Corp.	420	42,454
Enovis Corp.(a)	346	7,162
Ensign Group, Inc.	264	42,319
Envista Holdings Corp.(a)	798	21,027
Erasca, Inc.(a)	277	5,075
Establishment Labs Holdings, Inc.(a)	356	30,548
Evolus, Inc.(a)	316	2,193
Exelixis, Inc.(a)	1,135	61,755
EyePoint, Inc.(a)	148	2,116
First Tracks Biotherapeutics, Inc.(a)	182	3,662
Fortrea Holdings, Inc.(a)	469	8,161
Fulcrum Therapeutics, Inc.(a)	295	1,080
GE HealthCare Technologies, Inc.	2,062	131,989
GeneDx Holdings Corp.(a)	95	6,522
Gilead Sciences, Inc.	5,197	656,589
Glaukos Corp.(a)	251	35,080
Globus Medical, Inc. - Class A(a)	501	39,584
GRAIL, Inc.(a)	135	9,216
Guardant Health, Inc.(a)	570	85,517
Haemonetics Corp.(a)	250	18,750
Halozyme Therapeutics, Inc.(a)	494	38,665
Harmony Biosciences Holdings, Inc.(a)	168	6,117
Harrow, Inc.(a)	170	7,220
HCA Healthcare, Inc.	662	258,107
HealthEquity, Inc.(a)	351	31,702
Henry Schein, Inc.(a)	469	39,171
Hims & Hers Health, Inc.(a)	867	30,059
Hinge Health, Inc. - Class A(a)	382	31,706
Humana, Inc.	525	208,540
ICON PLC(a)	375	65,141
ICU Medical, Inc.(a)	100	14,660
Ideaya Biosciences, Inc.(a)	217	8,088
IDEXX Laboratories, Inc.(a)	357	187,939
Illumina, Inc.(a)	679	119,389
ImmunityBio, Inc.(a)	3,550	31,080
Immunome, Inc.(a)	191	4,047
Immunovant, Inc.(a)	304	11,713
Incyte Corp.(a)	622	70,510
Indivior Pharmaceuticals, Inc.(a)	522	21,418
Inhibrx Biosciences, Inc.(a)	38	3,600
Innoviva, Inc.(a)	242	5,496

The accompanying notes are an integral part of these financial statements.

47

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Inogen, Inc.(a)	213	$1,374
Insmed, Inc.(a)	936	99,796
Inspire Medical Systems, Inc.(a)	141	6,290
Insulet Corp.(a)	322	49,025
Integer Holdings Corp.(a)	148	13,831
Integra LifeSciences Holdings Corp.(a)	378	6,789
Intellia Therapeutics, Inc.(a)	617	10,440
Intuitive Surgical, Inc.(a)	1,533	609,643
Ionis Pharmaceuticals, Inc.(a)	700	55,503
IQVIA Holdings, Inc.(a)	765	147,813
IRhythm Holdings, Inc.(a)	125	14,869
Janux Therapeutics, Inc.(a)	167	2,565
Jazz Pharmaceuticals PLC(a)	258	62,170
Johnson & Johnson	10,394	2,639,764
Keros Therapeutics, Inc.(a)	2,972	31,800
Kodiak Sciences, Inc.(a)	182	7,091
Krystal Biotech, Inc.(a)	108	40,140
Kura Oncology, Inc.(a)	403	4,421
Kymera Therapeutics, Inc.(a)	271	31,076
Labcorp Holdings, Inc.	389	108,920
Lantheus Holdings, Inc.(a)	358	39,717
LeMaitre Vascular, Inc.	104	9,980
LENZ Therapeutics, Inc.(a)	51	290
LifeStance Health Group, Inc.(a)	653	6,994
Ligand Pharmaceuticals, Inc.(a)	100	31,609
Liquidia Corp.(a)	233	18,577
Madrigal Pharmaceuticals, Inc.(a)	97	52,084
McKesson Corp.	517	390,645
Medline, Inc.(a)	2,196	86,610
Medpace Holdings, Inc.(a)	99	52,429
Medtronic PLC	5,351	418,609
Merck & Co., Inc.	10,632	1,366,212
Merit Medical Systems, Inc.(a)	298	20,663
Mesa Laboratories, Inc.	34	3,385
Mettler-Toledo International, Inc.(a)	91	116,253
MiMedx Group, Inc.(a)	749	2,884
Mineralys Therapeutics, Inc.(a)	226	6,097
Mirum Pharmaceuticals, Inc.(a)	146	17,092
Moderna, Inc.(a)	1,664	116,530
Molina Healthcare, Inc.(a)	227	51,915
Monte Rosa Therapeutics, Inc.(a)	107	2,589
Myriad Genetics, Inc.(a)	450	2,569
Natera, Inc.(a)	585	158,798
National HealthCare Corp.	67	14,161
Nektar Therapeutics(a)	127	8,866
Neogen Corp.(a)	1,159	10,419
NeoGenomics, Inc.(a)	690	10,067
Neurocrine Biosciences, Inc.(a)	429	72,302
Novavax, Inc.(a)	757	7,131
Nurix Therapeutics, Inc.(a)	394	9,558
Nuvalent, Inc. - Class A(a)	204	25,194
Nuvation Bio, Inc.(a)	737	4,186

	Shares	Value
Ocular Therapeutix, Inc.(a)	426	$4,183
Olema Pharmaceuticals, Inc.(a)	354	4,429
OmniAb, Inc.(a)(d)	42	0
OmniAb, Inc.(a)(d)	42	0
Omnicell, Inc.(a)	252	10,463
Option Care Health, Inc.(a)	718	15,056
Organon & Co.	1,281	17,345
Orthofix Medical, Inc.(a)	298	2,724
OrthoPediatrics Corp.(a)	105	2,009
Oruka Therapeutics, Inc.(a)	195	18,558
Pacira BioSciences, Inc.(a)	279	7,078
PACS Group, Inc.(a)	243	10,362
Pediatrix Medical Group, Inc.(a)	516	13,070
Pennant Group, Inc.(a)	150	5,543
Penumbra, Inc.(a)(b)	159	50,204
Pfizer, Inc.	24,634	593,187
Phibro Animal Health Corp. - Class A	3	94
Phreesia, Inc.(a)	360	3,704
Praxis Precision Medicines, Inc.(a)	181	60,597
Prestige Consumer Healthcare, Inc.(a)	271	12,810
Privia Health Group, Inc.(a)	611	15,721
PROCEPT BioRobotics Corp.(a)	284	6,413
Progyny, Inc.(a)	390	11,244
Protagonist Therapeutics, Inc.(a)	308	37,755
Prothena Corp. PLC(a)	257	2,516
PTC Therapeutics, Inc.(a)	372	30,344
Quest Diagnostics, Inc.	507	107,459
QuidelOrtho Corp.(a)	264	4,624
RadNet, Inc.(a)	270	16,651
Rapport Therapeutics, Inc.(a)	771	32,128
Regeneron Pharmaceuticals, Inc.	466	290,570
REGENXBIO, Inc.(a)	218	2,612
Relay Therapeutics, Inc.(a)	762	14,257
Repligen Corp.(a)	151	20,602
ResMed, Inc.	505	98,414
Revolution Medicines, Inc.(a)	747	139,898
Revvity, Inc.	488	54,295
Rhythm Pharmaceuticals, Inc.(a)	279	30,977
Royalty Pharma PLC - Class A	2,167	121,504
RxSight, Inc.(a)	228	1,099
Sanofi SA(a)(d)	155	0
Sarepta Therapeutics, Inc.(a)	463	8,320
Scholar Rock Holding Corp.(a)	328	18,040
Schrodinger, Inc.(a)	309	5,021
Select Medical Holdings Corp.	415	6,852
SELLAS Life Sciences Group, Inc.(a)	2,015	29,741
Simulations Plus, Inc.(a)	97	1,776
Sionna Therapeutics, Inc.(a)	168	7,390
Solventum Corp.(a)	699	53,928
Sotera Health Co.(a)	601	10,668
Spyre Therapeutics, Inc.(a)	352	31,251
STAAR Surgical Co.(a)	280	8,033
STERIS PLC	447	94,125
Stoke Therapeutics, Inc.(a)	190	6,217

The accompanying notes are an integral part of these financial statements.

48

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Stryker Corp.	1,447	$455,573
Summit Therapeutics, Inc.(a)	514	7,489
Supernus Pharmaceuticals, Inc.(a)	275	12,790
Surgery Partners, Inc.(a)	422	7,090
Syndax Pharmaceuticals, Inc.(a)	387	8,460
Tandem Diabetes Care, Inc.(a)	348	5,251
Tango Therapeutics, Inc.(a)	956	29,885
Tarsus Pharmaceuticals, Inc.(a)	201	12,651
Taysha Gene Therapies, Inc.(a)	736	5,012
Teladoc Health, Inc.(a)	839	7,115
Teleflex, Inc.	176	22,310
Tempus AI, Inc. - Class A(a)	460	26,648
Tenet Healthcare Corp.(a)	378	70,716
TG Therapeutics, Inc.(a)	745	40,930
Thermo Fisher Scientific, Inc.	1,631	817,718
Tonix Pharmaceuticals Holding Corp.(a)	76	970
TransMedics Group, Inc.(a)	156	10,362
Travere Therapeutics, Inc.(a)	326	18,520
Trevi Therapeutics, Inc.(a)	555	10,351
TruBridge, Inc.(a)	100	2,621
Twist Bioscience Corp.(a)	376	38,683
Ultragenyx Pharmaceutical, Inc.(a)	353	11,787
United Therapeutics Corp.(a)	204	110,533
UnitedHealth Group, Inc.	3,913	1,626,360
Universal Health Services, Inc. - Class B	257	38,213
UroGen Pharma Ltd.(a)	325	11,960
US Physical Therapy, Inc.	93	6,387
Vanda Pharmaceuticals, Inc.(a)	481	2,944
Varex Imaging Corp.(a)	282	2,941
Vaxcyte, Inc.(a)	665	38,656
Veeva Systems, Inc. - Class A(a)	673	119,437
Vera Therapeutics, Inc.(a)	198	8,496
Veracyte, Inc.(a)	272	15,975
VeraDermics, Inc.(a)	252	30,981
Vericel Corp.(a)	230	10,233
Vertex Pharmaceuticals, Inc.(a)	1,117	554,847
Viatris, Inc.	5,098	80,956
Viking Therapeutics, Inc.(a)	461	17,984
Vir Biotechnology, Inc.(a)	580	5,910
Viridian Therapeutics, Inc.(a)	473	8,689
Waters Corp.(a)	431	161,642
Waystar Holding Corp.(a)	553	11,353
West Pharmaceutical Services, Inc.	332	119,188
Xencor, Inc.(a)	269	4,331
Xeris Biopharma Holdings, Inc.(a)	791	6,265
Zimmer Biomet Holdings, Inc.	871	74,984
Zoetis, Inc.	2,011	144,510
Zymeworks, Inc.(a)	387	10,116
		29,948,378
Industrials - 10.2%
3M Co.	2,242	363,002
A O Smith Corp.	126	7,903

	Shares	Value
AAON, Inc.	321	$40,722
AAR Corp.(a)	43	6,146
ABM Industries, Inc.	247	10,927
Acuity, Inc.	134	50,472
ACV Auctions, Inc. - Class A(a)	684	4,918
Advanced Drainage Systems, Inc.	302	47,402
AECOM	575	40,135
AerCap Holdings NV	595	86,739
AeroVironment, Inc.(a)	199	32,849
AGCO Corp.	299	35,790
Alaska Air Group, Inc.(a)	634	33,095
Albany International Corp. - Class A	165	12,293
Allegiant Travel Co.(a)	123	14,465
Allegion PLC	404	56,758
Alliance Laundry Holdings, Inc.(a)	1,184	31,400
Allison Transmission Holdings, Inc.	132	14,882
Amentum Holdings, Inc.(a)	893	18,458
Ameresco, Inc. - Class A(a)	181	4,996
American Airlines Group, Inc.(a)	3,510	63,426
American Superconductor Corp.(a)	181	7,513
AMETEK, Inc.	910	220,165
Amprius Technologies, Inc.(a)	631	8,746
API Group Corp.(a)	1,522	64,457
Applied Industrial Technologies, Inc.	175	59,176
ArcBest Corp.	109	15,646
Archer Aviation, Inc. - Class A(a)	2,607	12,331
Arcosa, Inc.	200	29,058
Argan, Inc.	47	37,532
Armstrong World Industries, Inc.	178	28,555
Array Technologies, Inc.(a)	750	5,558
Astec Industries, Inc.	92	5,629
Astronics Corp.(a)	67	5,444
Astronics Corp. - Class B(a)	13	1,018
ATI, Inc.(a)	608	119,837
Atkore, Inc.	202	15,360
Atmus Filtration Technologies, Inc.	330	16,827
Automatic Data Processing, Inc.	1,667	373,325
Axon Enterprise, Inc.(a)	331	185,562
AZZ, Inc.	130	20,156
Barrett Business Services, Inc.	96	3,410
Bloom Energy Corp. - Class A(a)	1,172	354,764
Blue Bird Corp.(a)	138	10,896
Boeing Co.(a)	3,250	703,527
Booz Allen Hamilton Holding Corp.	547	33,186
Brady Corp. - Class A	166	15,201
BrightView Holdings, Inc.(a)	204	2,891
Brink’s Co.	213	20,126
Broadridge Financial Solutions, Inc.	525	71,899
Builders FirstSource, Inc.(a)	488	43,666
BWX Technologies, Inc.	403	78,444
CACI International, Inc. - Class A(a)	96	44,473
Cadre Holdings, Inc.	61	1,739
Carlisle Cos., Inc.	194	70,374
Carpenter Technology Corp.	204	125,835

The accompanying notes are an integral part of these financial statements.

49

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Carrier Global Corp.	3,214	$235,747
Casella Waste Systems, Inc. - Class A(a)	276	26,764
Caterpillar, Inc.	2,006	2,136,189
CBIZ, Inc.(a)	220	7,058
CECO Environmental Corp.(a)	71	6,443
CH Robinson Worldwide, Inc.	522	98,313
Chart Industries, Inc.(a)	200	41,788
Cimpress PLC(a)	90	9,153
Cintas Corp.	1,522	258,862
Clean Harbors, Inc.(a)	221	66,024
CNH Industrial NV	4,157	46,683
Columbus McKinnon Corp.	101	1,528
Comfort Systems USA, Inc.	157	311,166
Concentrix Corp.	159	3,562
Construction Partners, Inc. - Class A(a)	212	25,179
Copart, Inc.(a)	3,963	111,717
Core & Main, Inc. - Class A(a)	207	9,988
CRA International, Inc.	15	2,135
Crane Co.	241	53,760
CSW Industrials, Inc.	73	20,316
CSX Corp.	8,232	391,267
Cummins, Inc.	605	431,492
Curtiss-Wright Corp.	172	130,335
Deere & Co.	1,028	652,091
Delta Air Lines, Inc.	2,782	260,562
Deluxe Corp.	200	4,776
DNOW, Inc.(a)	669	8,677
Donaldson Co., Inc.	143	12,837
Douglas Dynamics, Inc.	169	9,118
Dover Corp.	618	138,605
Ducommun, Inc.(a)(b)	100	18,521
DXP Enterprises, Inc.(a)	65	10,968
Dycom Industries, Inc.(a)	124	62,693
Eaton Corp. PLC	1,622	691,167
EMCOR Group, Inc.	200	165,976
Emerson Electric Co.	2,281	326,525
Energy Recovery, Inc.(a)	281	2,535
EnerSys	151	35,307
Enovix Corp.(a)	914	5,548
Enpro, Inc.	84	31,662
Enviri Corp.(a)	69	1,515
Eos Energy Enterprises, Inc.(a)(b)	1,317	7,744
Equifax, Inc.	550	87,296
EquipmentShare.com, Inc. - Class A(a)	1,539	30,257
Esab Corp.	280	27,616
ESCO Technologies, Inc.	102	35,704
Everus Construction Group, Inc.(a)	225	37,339
ExlService Holdings, Inc.(a)	721	18,645
Expeditors International of Washington, Inc.	612	99,744
Exponent, Inc.	255	14,984
Fastenal Co.	4,611	221,466

	Shares	Value
Federal Signal Corp.	261	$33,536
FedEx Corp.	968	303,110
Fedex Freight Holding Co., Inc.(a)	718	108,418
Ferguson Enterprises, Inc.	764	181,320
First Advantage Corp.(a)	366	6,606
Flowserve Corp.	584	43,309
Fluence Energy, Inc.(a)	251	4,990
Fluor Corp.(a)	677	35,468
Forgent Power Solutions, Inc. - Class A(a)	603	33,684
Fortive Corp.	1,464	89,436
Fortune Brands Innovations, Inc.	489	26,846
Franklin Electric Co., Inc.	5	536
FTAI Aviation Ltd.	453	122,550
FTAI Infrastructure, Inc.	259	1,202
FTI Consulting, Inc.(a)	132	19,669
Gates Industrial Corp. PLC(a)	1,190	33,284
GATX Corp.	168	29,768
GE Vernova, Inc.	1,154	1,355,788
Generac Holdings, Inc.(a)	272	79,644
General Dynamics Corp.	897	317,753
General Electric Co.	4,469	1,670,199
Gibraltar Industries, Inc.(a)	138	6,224
Gorman-Rupp Co.	58	5,321
Graco, Inc.	784	59,278
Granite Construction, Inc.	205	32,406
Greenbrier Cos., Inc.	109	5,342
Griffon Corp.	156	15,215
GXO Logistics, Inc.(a)	480	24,336
Healthcare Services Group, Inc.(a)	375	9,210
Heartland Express, Inc.	340	5,175
HEICO Corp.	182	64,827
HEICO Corp. - Class A	296	76,341
Helios Technologies, Inc.	150	13,387
Herc Holdings, Inc.	164	23,508
Hexcel Corp.	320	32,019
HNI Corp.	274	11,072
Honeywell Aerospace, Inc.(a)	1,410	311,612
Honeywell International, Inc.	1,410	315,587
Howmet Aerospace, Inc.	1,658	445,770
Hub Group, Inc. - Class A	286	12,524
Hubbell, Inc.	239	125,045
Huntington Ingalls Industries, Inc.	174	48,701
Huron Consulting Group, Inc.(a)	65	5,860
Hyster-Yale, Inc.	62	2,174
IDEX Corp.	332	75,347
IES Holdings, Inc.(a)	80	58,773
Illinois Tool Works, Inc.	1,087	294,001
Ingersoll Rand, Inc.	1,774	145,450
Innodata, Inc.(a)	175	13,226
Insperity, Inc.(b)	190	7,849
Insteel Industries, Inc.	55	1,661
Interface, Inc.	189	6,774
Intuitive Machines, Inc.(a)	343	7,337
ITT, Inc.	362	71,589

The accompanying notes are an integral part of these financial statements.

50

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Jacobs Solutions, Inc.	539	$67,914
Janus International Group, Inc.(a)	533	2,958
JB Hunt Transport Services, Inc.	367	106,221
JBT Marel Corp.(b)	207	30,015
JetBlue Airways Corp.(a)	159	911
Joby Aviation, Inc.(a)	1,971	17,581
Johnson Controls International PLC	2,612	381,639
Karman Holdings, Inc.(a)	482	24,061
KBR, Inc.	652	22,514
Kelly Services, Inc. - Class A	233	2,861
Kennametal, Inc.	304	10,655
Kforce, Inc.	69	3,237
Kirby Corp.(a)	214	29,098
Knight-Swift Transportation Holdings, Inc.	748	58,247
Korn Ferry	285	18,975
Kratos Defense & Security Solutions, Inc.(a)	758	37,794
L3Harris Technologies, Inc.	847	246,130
Landstar System, Inc.	171	35,365
Legence Corp. - Class A(a)	386	32,899
Leidos Holdings, Inc.	595	61,267
Lennox International, Inc.	140	80,213
Limbach Holdings, Inc.(a)	29	2,233
Lincoln Electric Holdings, Inc.	235	62,395
Liquidity Services, Inc.(a)	105	4,108
Lockheed Martin Corp.	997	507,932
Lyft, Inc. - Class A(a)	1,606	23,464
Manitowoc Co., Inc.(a)	268	3,723
ManpowerGroup, Inc.	256	8,645
Masco Corp.	975	79,336
MasTec, Inc.(a)	282	117,329
Masterbrand, Inc.(a)	1,246	12,821
Matson, Inc.	111	21,338
Maximus, Inc.	236	12,687
Mercury Systems, Inc.(a)	258	31,561
Middleby Corp.(a)	237	40,766
MillerKnoll, Inc.	460	9,412
Modine Manufacturing Co.(a)	228	60,881
Montrose Environmental Group, Inc.(a)	185	3,739
Moog, Inc. - Class A	133	56,371
MSA Safety, Inc.	149	26,012
MSC Industrial Direct Co., Inc. - Class A	29	3,450
Mueller Industries, Inc.	503	61,834
MYR Group, Inc.(a)	77	38,531
NANO Nuclear Energy, Inc.(a)(b)	196	4,143
Nextpower, Inc. - Class A(a)	624	74,343
Nordson Corp.	225	67,880
Norfolk Southern Corp.	1,019	320,567
Northrop Grumman Corp.	611	311,188
NPK International, Inc.(a)	100	1,591
NuScale Power Corp.(a)	494	4,955

	Shares	Value
nVent Electric PLC	727	$123,306
Old Dominion Freight Line, Inc.	811	175,663
OPENLANE, Inc.(a)	342	14,104
Oshkosh Corp.	312	47,886
Otis Worldwide Corp.	1,782	127,591
Owens Corning	397	63,107
PACCAR, Inc.	2,082	250,090
Parker-Hannifin Corp.	519	507,644
Paychex, Inc.	1,151	113,178
Paycom Software, Inc.	214	26,896
Pentair PLC	686	52,589
Pitney Bowes, Inc.	1,050	18,396
Planet Labs PBC(a)	1,070	35,449
Powell Industries, Inc.	120	34,363
Primoris Services Corp.	238	23,591
Proto Labs, Inc.(a)	130	10,596
Quanex Building Products Corp.	112	2,085
Quanta Services, Inc.	644	463,706
QXO, Inc.(a)(b)	2,825	48,816
RBC Bearings, Inc.(a)	145	93,389
Red Cat Holdings, Inc.(a)(b)	92	980
Regal Rexnord Corp.	296	70,504
Republic Services, Inc.	905	192,837
Resideo Technologies, Inc.(a)	580	18,038
Resources Connection, Inc.	200	850
Robert Half, Inc.(b)	493	15,135
Rocket Lab Corp.(a)	2,459	249,957
Rockwell Automation, Inc.	507	251,006
Rollins, Inc.	1,298	54,179
RTX Corp.	5,669	1,075,579
Rush Enterprises, Inc. - Class A	206	15,035
RXO, Inc.(a)	636	17,547
Ryder System, Inc.	162	42,731
Saia, Inc.(a)	182	76,651
Science Applications International Corp.	253	27,934
Sensata Technologies Holding PLC	503	24,013
Shoals Technologies Group, Inc. - Class A(a)	971	9,613
Simpson Manufacturing Co., Inc.	34	7,118
SiteOne Landscape Supply, Inc.(a)	196	22,424
SkyWest, Inc.(a)	12	1,192
Snap-on, Inc.	160	64,384
Southwest Airlines Co.	1,773	91,168
SPX Technologies, Inc.(a)	191	46,827
SS&C Technologies Holdings, Inc.	1,410	87,491
StandardAero, Inc.(a)(b)	692	20,698
Standex International Corp.	50	17,884
Stanley Black & Decker, Inc.	650	61,178
Sterling Infrastructure, Inc.(a)	125	104,920
Sunbelt Rentals Holdings, Inc.	2,228	166,677
Sunrun, Inc.(a)	1,045	13,982
Symbotic, Inc.(a)	224	10,069
Terex Corp.	568	41,118
Tetra Tech, Inc.	1,265	36,546

The accompanying notes are an integral part of these financial statements.

51

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Textron, Inc.	708	$64,945
Timken Co.	85	12,352
Titan International, Inc.(a)	375	2,891
Titan Machinery, Inc.(a)	167	3,527
Toro Co.	415	40,429
Trane Technologies PLC	944	463,655
Transcat, Inc.(a)	59	5,473
TransDigm Group, Inc.	223	297,045
TransUnion	882	63,627
Trex Co., Inc.(a)	524	26,221
TriNet Group, Inc.	236	11,680
Trinity Industries, Inc.	359	12,414
TrueBlue, Inc.(a)	55	383
Tutor Perini Corp.	200	16,594
Uber Technologies, Inc.(a)	8,590	619,854
U-Haul Holding Co.	554	31,966
UL Solutions, Inc.(b)	300	30,558
UniFirst Corp.	86	22,744
Union Pacific Corp.	2,519	685,168
United Airlines Holdings, Inc.(a)	1,554	211,328
United Parcel Service, Inc. - Class B	3,348	359,910
United Rentals, Inc.	285	322,874
Upwork, Inc.(a)	481	4,021
V2X, Inc.(a)	108	8,052
Valmont Industries, Inc.	92	53,139
Veralto Corp.	1,134	100,563
Verisk Analytics, Inc.	434	77,916
Verra Mobility Corp.(a)	778	3,307
Vertiv Holdings Co. - Class A	1,515	507,252
Vestis Corp.(a)	703	10,208
Vicor Corp.(a)	174	66,082
Voyager Technologies, Inc. - Class A(a)	242	7,804
VSE Corp.	105	23,992
Wabash National Corp.	195	2,633
Waste Management, Inc.	1,808	402,967
Watsco, Inc.	166	69,177
Watts Water Technologies, Inc. - Class A	215	84,162
WESCO International, Inc.	221	76,340
Westinghouse Air Brake Technologies Corp.	748	201,661
Willdan Group, Inc.(a)	64	5,062
WillScot Mobile Mini Holdings Corp.	927	26,753
Woodward, Inc.	249	105,935
WW Grainger, Inc.	177	240,791
Xometry, Inc. - Class A(a)	195	18,821
XPO, Inc.(a)	497	102,029
Xylem, Inc.	1,085	128,258
Zurn Elkay Water Solutions Corp.	107	5,407
		32,114,978
Information Technology - 35.0%(e)
A10 Networks, Inc.	327	12,217
Accenture PLC - Class A	2,700	335,988

	Shares	Value
ACI Worldwide, Inc.(a)	417	$20,971
ACM Research, Inc. - Class A(a)	161	20,429
Adeia, Inc.	458	15,082
Adobe, Inc.(a)	1,811	371,291
ADTRAN Holdings, Inc.(a)	374	5,199
Advanced Energy Industries, Inc.	173	64,507
Advanced Micro Devices, Inc.(a)	7,032	4,084,959
Aehr Test Systems(a)	132	12,680
Agilysys, Inc.(a)	128	13,376
Akamai Technologies, Inc.(a)	646	76,364
Alarm.com Holdings, Inc.(a)	253	11,820
Alkami Technology, Inc.(a)	304	5,508
Allegro MicroSystems, Inc.(a)(b)	616	42,886
Alpha & Omega Semiconductor Ltd.(a)	148	7,005
Ambarella, Inc.(a)	160	13,728
Amdocs Ltd.	509	25,725
Amkor Technology, Inc.	718	61,913
Amphenol Corp. - Class A	5,217	919,861
Amplitude, Inc. - Class A(a)	314	2,402
Analog Devices, Inc.	2,127	844,781
Appfolio, Inc. - Class A(a)(b)	93	14,913
Appian Corp. - Class A(a)	213	4,878
Apple, Inc.	62,003	17,941,188
Applied Digital Corp.(a)	960	35,808
Applied Materials, Inc.	3,408	2,463,984
Applied Optoelectronics, Inc.(a)	434	64,301
AppLovin Corp. - Class A(a)	1,092	562,631
Arista Networks, Inc.(a)	4,427	752,059
Arlo Technologies, Inc.(a)	613	8,263
Arrow Electronics, Inc.(a)	207	44,176
Asana, Inc. - Class A(a)	399	2,793
ASGN, Inc.(a)	250	4,467
Astera Labs, Inc.(a)	558	269,525
Atlassian Corp. - Class A(a)	724	56,320
Aurora Innovation, Inc.(a)	7,877	53,721
Autodesk, Inc.(a)	965	187,615
AvePoint, Inc.(a)	419	4,697
Avnet, Inc.	309	27,445
Axcelis Technologies, Inc.(a)	150	28,417
AXT, Inc.(a)	176	12,686
Badger Meter, Inc.(b)	134	19,883
Bel Fuse, Inc. - Class B	99	32,971
Belden, Inc.	167	20,025
Benchmark Electronics, Inc.	136	13,419
Bentley Systems, Inc. - Class B	649	19,399
BigBear.ai Holdings, Inc.(a)(b)	1,349	4,951
BILL Holdings, Inc.(a)	358	12,945
Bitdeer Technologies Group(a)	318	5,047
BitMine Immersion Technologies, Inc.	748	9,956
Blackbaud, Inc.(a)	200	5,924
BlackLine, Inc.(a)	240	6,737
Box, Inc. - Class A(a)	708	18,790
Braze, Inc. - Class A(a)	253	5,488
Broadcom, Inc.	20,133	7,605,241

The accompanying notes are an integral part of these financial statements.

52

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
C3.ai, Inc. - Class A(a)	589	$5,354
Cadence Design Systems, Inc.(a)	1,211	454,513
Calix, Inc.(a)	308	11,495
CCC Intelligent Solutions Holdings, Inc.(a)	2,807	14,484
CDW Corp./DE	589	82,837
CEVA, Inc.(a)	176	8,300
Ciena Corp.(a)	614	301,204
Cipher Digital, Inc.(a)	1,195	29,277
Circle Internet Group, Inc.(a)	978	61,252
Cirrus Logic, Inc.(a)	224	33,271
Cisco Systems, Inc.	17,073	2,005,395
Cleanspark, Inc.(a)	1,185	17,242
Clear Secure, Inc. - Class A	415	23,128
Clearfield, Inc.(a)	62	2,467
Cloudflare, Inc. - Class A(a)	1,374	337,015
Cognex Corp.	725	52,504
Cognizant Technology Solutions Corp. - Class A	2,186	84,664
Coherent Corp.(a)	840	331,355
Cohu, Inc.(a)	226	16,704
Commvault Systems, Inc.(a)	190	26,929
Consensus Cloud Solutions, Inc.(a)	108	4,120
Core Scientific, Inc.(a)	1,454	37,208
CoreWeave, Inc. - Class A(a)	1,166	116,064
Corning, Inc.	3,339	852,881
Corsair Gaming, Inc.(a)	381	3,684
Crane NXT Co.(b)	260	13,302
Crowdstrike Holdings, Inc. - Class A(a)	1,082	825,717
CTS Corp.	112	7,301
Datadog, Inc. - Class A(a)	1,395	363,202
Dell Technologies, Inc. - Class C	1,211	522,498
Digi International, Inc.(a)	182	13,641
Digimarc Corp.(a)	114	937
DigitalOcean Holdings, Inc.(a)	270	42,398
Diodes, Inc.(a)	233	25,500
Docusign, Inc.(a)	875	38,867
Dolby Laboratories, Inc. - Class A	300	15,774
Dropbox, Inc. - Class A(a)	789	21,674
D-Wave Quantum, Inc.(a)	1,416	33,970
DXC Technology Co.(a)	797	7,053
Dynatrace, Inc.(a)	1,345	59,059
eGain Corp.(a)	150	945
Elastic NV(a)	381	21,725
Enphase Energy, Inc.(a)	663	32,646
Entegris, Inc.	670	120,506
EPAM Systems, Inc.(a)	261	20,710
Everpure, Inc. - Class A(a)	1,398	110,148
Evolv Technologies Holdings, Inc.(a)	186	1,079
Extreme Networks, Inc.(a)	685	22,173
F5, Inc.(a)	264	109,813
Fabrinet(a)	161	90,495

	Shares	Value
Fair Isaac Corp.(a)	104	$124,257
Fastly, Inc. - Class A(a)	589	10,814
Figma, Inc. - Class A(a)(b)	1,649	29,830
First Solar, Inc.(a)	465	109,721
Five9, Inc.(a)	321	6,844
Flex Ltd.(a)	1,629	264,012
FormFactor, Inc.(a)	299	47,819
Fortinet, Inc.(a)	2,753	422,916
Freshworks, Inc. - Class A(a)	748	7,570
Gartner, Inc.(a)	327	42,386
Gen Digital, Inc.	2,454	61,080
Gitlab, Inc. - Class A(a)	561	17,127
GLOBALFOUNDRIES, Inc.	378	31,151
Globant SA(a)	152	4,399
GoDaddy, Inc. - Class A(a)	628	53,305
GPGI, Inc.(b)	58	919
Grid Dynamics Holdings, Inc.(a)	258	1,465
Guidewire Software, Inc.(a)	391	48,113
Hackett Group, Inc.	40	431
Harmonic, Inc.(a)	547	8,933
Hewlett Packard Enterprise Co.	5,826	262,811
HP, Inc.	4,268	93,640
HubSpot, Inc.(a)	230	41,977
Ichor Holdings Ltd.(a)	183	20,547
Impinj, Inc.(a)	115	16,471
Insight Enterprises, Inc.(a)	129	15,712
Intapp, Inc.(a)	328	8,269
Intel Corp.(a)	19,217	2,683,270
InterDigital, Inc.	121	34,259
International Business Machines Corp.	4,067	1,143,681
Intuit, Inc.	1,169	305,109
IonQ, Inc.(a)	1,827	97,306
IPG Photonics Corp.(a)	131	15,369
Itron, Inc.(a)	213	18,431
Jabil, Inc.	458	176,550
JFrog Ltd.(a)	503	45,713
Keysight Technologies, Inc.(a)	759	265,703
KLA Corp.	5,690	1,716,730
Klaviyo, Inc. - Class A(a)	324	4,892
Knowles Corp.(a)	458	18,998
Kulicke & Soffa Industries, Inc.	303	40,529
Kyndryl Holdings, Inc.(a)	1,009	11,412
Lam Research Corp.	5,404	2,341,715
Lattice Semiconductor Corp.(a)	565	86,422
Life360, Inc.(a)	316	17,494
Littelfuse, Inc.	119	54,184
Lumentum Holdings, Inc.(a)	297	254,844
MACOM Technology Solutions Holdings, Inc.(a)	287	109,166
Manhattan Associates, Inc.(a)	273	38,015
MARA Holdings, Inc.(a)	1,667	23,155
Marvell Technology, Inc.	3,793	1,129,897
MaxLinear, Inc.(a)	475	60,814
Methode Electronics, Inc.	233	4,420

The accompanying notes are an integral part of these financial statements.

53

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
MicroAlgo, Inc.(a)	31	$123
Microchip Technology, Inc.	2,381	217,147
Micron Technology, Inc.	4,888	5,642,170
Microsoft Corp.	31,752	11,844,131
Mirion Technologies, Inc.(a)	888	15,922
Mitek Systems, Inc.(a)	85	1,711
MKS, Inc.	295	131,216
MongoDB, Inc.(a)	349	117,229
Monolithic Power Systems, Inc.	203	280,619
Motorola Solutions, Inc.	734	304,823
N-able, Inc.(a)	173	635
Napco Security Technologies, Inc.	177	6,722
Navitas Semiconductor Corp.(a)	815	14,605
nCino, Inc.(a)	590	9,646
NCR Voyix Corp.(a)	640	5,229
NetApp, Inc.	918	142,070
NETGEAR, Inc.(a)	50	1,167
NetScout Systems, Inc.(a)	295	12,847
NextNav, Inc.(a)	199	3,548
nLight, Inc.(a)	205	14,272
Novanta, Inc.(a)	179	29,041
Nutanix, Inc. - Class A(a)	1,223	62,324
NVIDIA Corp.	101,267	20,262,514
Okta, Inc.(a)	790	107,795
ON Semiconductor Corp.(a)	1,815	171,590
Ondas, Inc.(a)(b)	1,146	9,443
Onto Innovation, Inc.(a)	197	74,555
Oracle Corp.	7,304	1,070,401
OSI Systems, Inc.(a)	67	14,653
Ouster, Inc.(a)	258	16,130
PagerDuty, Inc.(a)	430	4,149
Palantir Technologies, Inc. - Class A(a)	9,291	1,083,981
Palo Alto Networks, Inc.(a)	3,531	1,204,142
PAR Technology Corp.(a)	233	4,059
PDF Solutions, Inc.(a)	190	13,450
Pegasystems, Inc.	710	21,279
Penguin Solutions, Inc.(a)	139	10,565
Photronics, Inc.(a)	241	7,840
Plexus Corp.(a)	130	39,087
Porch Group, Inc.(a)	121	1,820
Power Integrations, Inc.	280	23,453
Procore Technologies, Inc.(a)	475	19,294
Progress Software Corp.(a)	200	6,716
PTC, Inc.(a)	532	60,441
Q2 Holdings, Inc.(a)	314	15,103
Qnity Electronics, Inc.	949	154,981
Qorvo, Inc.(a)	404	37,681
QUALCOMM, Inc.	4,640	857,426
Qualys, Inc.(a)	138	18,974
Quantum Computing, Inc.(a)(b)	707	6,858
Ralliant Corp.	534	39,318
Rambus, Inc.(a)	462	61,326

	Shares	Value
Rapid7, Inc.(a)	324	$2,624
Rigetti Computing, Inc.(a)	1,362	26,314
RingCentral, Inc. - Class A	260	10,135
Riot Platforms, Inc.(a)	1,533	41,974
Rogers Corp.(a)	57	9,333
Roper Technologies, Inc.	481	162,766
Rubrik, Inc. - Class A(a)	488	39,177
SailPoint, Inc.(a)	176	2,577
Salesforce, Inc.	3,833	600,478
Samsara, Inc. - Class A(a)	1,255	40,700
Sandisk Corp.(a)	591	1,343,774
Sanmina Corp.(a)	260	65,801
ScanSource, Inc.(a)	70	3,646
Seagate Technology Holdings PLC	938	905,170
Semtech Corp.(a)	419	67,815
SentinelOne, Inc. - Class A(a)	1,285	21,806
ServiceNow, Inc.(a)	4,476	444,377
ServiceTitan, Inc. - Class A(a)	210	14,849
Silicon Laboratories, Inc.(a)	143	31,254
SiTime Corp.(a)	99	73,810
Skyworks Solutions, Inc.	696	47,189
Snowflake, Inc. - Class A(a)	1,453	369,789
SolarEdge Technologies, Inc.(a)	571	33,369
SoundHound AI, Inc. - Class A(a)(b)	1,535	9,931
Sprinklr, Inc. - Class A(a)	487	2,513
Sprout Social, Inc. - Class A(a)	244	1,842
SPS Commerce, Inc.(a)	157	8,976
Strategy, Inc. - Class A(a)	1,418	123,267
Super Micro Computer, Inc.(a)	2,296	67,342
Synaptics, Inc.(a)	208	25,840
Synopsys, Inc.(a)	816	363,993
TD SYNNEX Corp.	338	90,361
Teledyne Technologies, Inc.(a)	207	138,048
Tenable Holdings, Inc.(a)	539	19,878
Teradata Corp.(a)	534	18,503
Teradyne, Inc.	652	315,464
Terawulf, Inc.(a)(b)	1,375	33,963
Texas Instruments, Inc.	3,929	1,171,117
Trimble, Inc.(a)	1,034	52,920
TTM Technologies, Inc.(a)	488	91,266
Twilio, Inc. - Class A(a)	675	139,273
Tyler Technologies, Inc.(a)	201	58,784
Ubiquiti, Inc.	15	8,010
UiPath, Inc. - Class A(a)	2,042	22,197
Ultra Clean Holdings, Inc.(a)	240	34,222
Unity Software, Inc.(a)	1,533	43,813
Varonis Systems, Inc.(a)	458	19,218
Veeco Instruments, Inc.(a)	337	25,545
VeriSign, Inc.	305	76,726
Vertex, Inc. - Class A(a)	276	3,168
Viasat, Inc.(a)	490	44,007
Viavi Solutions, Inc.(a)	1,177	56,202
Vishay Intertechnology, Inc.	598	32,160
Vistance Networks, Inc.	861	11,004

The accompanying notes are an integral part of these financial statements.

54

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Weave Communications, Inc.(a)	328	$1,965
Western Digital Corp.	1,464	935,086
Workday, Inc. - Class A(a)	978	119,727
Workiva, Inc.(a)	259	12,564
Xperi, Inc.(a)	319	2,625
Yext, Inc.(a)	383	1,789
Zebra Technologies Corp. - Class A(a)	235	61,866
Zeta Global Holdings Corp. - Class A(a)	1,049	20,644
Zoom Communications, Inc. - Class A(a)	1,195	103,140
Zscaler, Inc.(a)	441	62,247
		110,240,586
Materials - 2.2%
Air Products and Chemicals, Inc.	1,006	294,939
Albemarle Corp.	521	70,351
Alcoa Corp.	1,088	56,728
Alpha Metallurgical Resources, Inc.(a)	55	9,072
Amcor PLC	2,095	90,818
Amrize Ltd.	2,309	123,070
AptarGroup, Inc.	314	39,313
Ashland, Inc.	249	16,407
Avery Dennison Corp.	327	53,088
Avient Corp.	483	17,852
Axalta Coating Systems Ltd.(a)	1,074	36,752
Ball Corp.	1,225	76,440
Cabot Corp.	255	23,159
Celanese Corp.	561	25,806
Century Aluminum Co.(a)	341	15,689
CF Industries Holdings, Inc.	725	78,489
Chemours Co.	824	16,908
Clearwater Paper Corp.(a)	130	2,038
Cleveland-Cliffs, Inc.(a)	2,008	18,855
Coeur Mining, Inc.	5,530	90,250
Commercial Metals Co.	556	34,889
Compass Minerals International, Inc.(a)	222	6,911
Corteva, Inc.	3,054	258,643
CRH PLC	2,704	289,328
Crown Holdings, Inc.	468	52,332
Dow, Inc.	3,945	107,935
DuPont de Nemours, Inc.	633	85,815
Eagle Materials, Inc.	136	30,600
Eastman Chemical Co.	316	21,166
Ecolab, Inc.	1,014	282,511
Ecovyst, Inc.(a)	550	6,847
Element Solutions, Inc.	1,063	50,758
Ferroglobe Representation & Warranty Insurance Trust(a)(d)	500	0
FMC Corp.	599	6,889
Freeport-McMoRan, Inc.	6,389	401,804
Graphic Packaging Holding Co.	1,499	15,844
Hawkins, Inc.	94	13,357
Hecla Mining Co.	2,975	45,904
Huntsman Corp.	909	9,654

	Shares	Value
Ingevity Corp.(a)	207	$15,457
International Flavors & Fragrances, Inc.	1,131	89,598
International Paper Co.	2,375	90,487
Ivanhoe Electric, Inc. / US(a)	618	5,939
James Hardie Industries PLC(a)	2,483	65,005
Kaiser Aluminum Corp.	53	10,368
Knife River Corp.(a)	278	23,255
Koppers Holdings, Inc.	156	7,004
Linde PLC	1,935	1,004,149
Louisiana-Pacific Corp.	332	26,115
LSB Industries, Inc.(a)	333	3,600
LyondellBasell Industries NV - Class A	1,114	58,652
Magnera Corp.(a)	159	1,868
Martin Marietta Materials, Inc.	272	156,862
Materion Corp.	93	27,657
McEwen, Inc.(a)(b)	14	254
Metallus, Inc.(a)	104	1,944
Mosaic Co.	1,420	30,090
MP Materials Corp.(a)	552	30,918
Myers Industries, Inc.	200	7,062
NewMarket Corp.	33	26,111
Newmont Corp.	4,713	440,194
Nucor Corp.	1,036	230,769
O-I Glass, Inc.(a)	647	6,231
Olin Corp.	601	11,912
Packaging Corp. of America	415	98,886
Perimeter Solutions, Inc.(a)	692	24,670
Perpetua Resources Corp.(a)	506	10,505
PPG Industries, Inc.	774	93,878
PureCycle Technologies, Inc.(a)	865	7,015
Quaker Chemical Corp.	74	11,756
Ramaco Resources, Inc.(a)	203	2,686
Reliance, Inc.	246	91,906
Royal Gold, Inc.	374	74,654
RPM International, Inc.	553	61,466
Ryerson Holding Corp.	234	5,759
Scotts Miracle-Gro Co.	175	11,919
Sensient Technologies Corp.	198	24,411
Sherwin-Williams Co.	1,029	354,305
Silgan Holdings, Inc.	400	18,556
Smurfit Westrock PLC	2,273	105,149
Solstice Advanced Materials, Inc.	1,097	97,194
Sonoco Products Co.	473	26,654
Southern Copper Corp.	365	63,537
Steel Dynamics, Inc.	598	137,217
Stepan Co.	97	5,405
United States Antimony Corp.(a)	176	1,278
United States Lime & Minerals, Inc.	20	2,093
USA Rare Earth, Inc.(a)	443	9,560
Vulcan Materials Co.	567	167,271
Warrior Met Coal, Inc.	276	22,400
Westlake Corp.	157	11,461
Worthington Steel, Inc.	191	6,414
		6,796,717

The accompanying notes are an integral part of these financial statements.

55

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate - 0.2%
CBRE Group, Inc. - Class A(a)	1,343	$180,889
Compass, Inc. - Class A(a)	2,826	34,845
CoStar Group, Inc.(a)	1,946	55,111
Cushman & Wakefield Ltd.(a)	1,086	14,541
eXp World Holdings, Inc.	290	1,569
Forestar Group, Inc.(a)	47	1,487
Howard Hughes Holdings, Inc.(a)	236	16,872
Industrial Logistics Properties Trust	3,326	29,502
Jones Lang LaSalle, Inc.(a)	210	65,089
Marcus & Millichap, Inc.	126	3,927
Newmark Group, Inc. - Class A	765	11,559
Opendoor Technologies, Inc.(a)(b)	2,892	13,361
St Joe Co.	268	16,785
Tejon Ranch Co.(a)	50	935
Zillow Group, Inc. - Class C(a)	761	23,987
		470,459
Utilities - 2.2%
AES Corp.	2,261	33,146
Alliant Energy Corp.	1,154	88,039
Ameren Corp.	1,239	140,057
American Electric Power Co., Inc.	2,132	291,679
American Water Works Co., Inc.	669	88,027
Atmos Energy Corp.	894	154,009
Black Hills Corp.	353	26,263
Brookfield Renewable Corp.	792	29,399
CenterPoint Energy, Inc.	2,981	131,283
Clearway Energy, Inc. - Class C	561	19,175
CMS Energy Corp.	1,950	149,175
Consolidated Edison, Inc.	1,432	158,422
Consolidated Water Co. Ltd.	24	708
Constellation Energy Corp.	1,328	329,835
Dominion Energy, Inc.	3,873	264,487
DTE Energy Co.	1,161	176,902
Duke Energy Corp.	3,247	411,005
Edison International	2,160	160,812
Entergy Corp.	1,989	228,457
Evergy, Inc.	1,417	122,471
Eversource Energy	1,619	117,005
Exelon Corp.	4,542	211,748
FirstEnergy Corp.	3,228	153,459
Genie Energy Ltd. - Class B	270	3,902
Hawaiian Electric Industries, Inc.(a)	2,860	38,696
IDACORP, Inc.	261	39,489
MDU Resources Group, Inc.	900	19,089
MGE Energy, Inc.	151	12,313
Middlesex Water Co.	66	3,707
National Fuel Gas Co.	360	27,796
NextEra Energy, Inc.	8,884	779,749
NiSource, Inc.	2,905	138,133
NRG Energy, Inc.	1,071	156,430
OGE Energy Corp.	249	12,116
Oklo, Inc.(a)	486	25,432

	Shares	Value
Ormat Technologies, Inc.	300	$32,670
PG&E Corp.	9,935	167,107
Pinnacle West Capital Corp.	884	94,588
Portland General Electric Co.	535	27,729
PPL Corp.	3,325	120,864
Public Service Enterprise Group, Inc.	2,265	183,827
Sempra	3,102	287,586
Southern Co.	4,516	432,226
Talen Energy Corp.(a)	213	81,847
TXNM Energy, Inc.	480	27,254
UGI Corp.	939	32,433
Unitil Corp.	106	5,585
Vistra Corp.	1,542	244,608
WEC Energy Group, Inc.	1,502	175,389
Xcel Energy, Inc.	2,682	215,365
		6,871,493
TOTAL COMMON STOCKS (Cost $57,782,795)		306,676,765
REAL ESTATE INVESTMENT TRUSTS - 2.1%
Financials - 0.1%
Adamas Trust, Inc.	627	5,881
AGNC Investment Corp.	4,753	51,808
Annaly Capital Management, Inc.	2,914	65,157
Apollo Commercial Real Estate Finance, Inc.	709	7,572
Arbor Realty Trust, Inc.(b)	831	4,504
Ares Commercial Real Estate Corp.	7,784	35,028
ARMOUR Residential REIT, Inc.	309	5,392
BrightSpire Capital, Inc.	637	3,472
Chimera Investment Corp.	392	5,229
Franklin BSP Realty Trust, Inc.	422	3,435
HA Sustainable Infrastructure Capital, Inc.	726	28,350
KKR Real Estate Finance Trust, Inc.(b)	295	2,018
Orchid Island Capital, Inc.	160	1,115
Redwood Trust, Inc.	692	3,280
TPG RE Finance Trust, Inc.	306	2,561
Two Harbors Investment Corp.	282	3,500
		228,302
Industrials - 0.0%(c)
CoreCivic, Inc.(a)	374	11,362
GEO Group, Inc.(a)	632	18,676
		30,038
Real Estate - 2.0%
Agree Realty Corp.	480	36,355
AH Realty Trust, Inc.	467	3,306
Alexandria Real Estate Equities, Inc.	722	38,158
American Assets Trust, Inc.	228	5,629
American Healthcare REIT, Inc.	742	38,695
American Homes 4 Rent - Class A	1,903	63,789
American Tower Corp.	1,935	316,508
Americold Realty Trust, Inc.	1,314	20,656

The accompanying notes are an integral part of these financial statements.

56

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Real Estate - (Continued)
AvalonBay Communities, Inc.	656	$123,781
Brixmor Property Group, Inc.	283	8,923
BXP, Inc.	430	28,513
Camden Property Trust	693	79,342
CareTrust REIT, Inc.	1,101	44,425
CBL & Associates Properties, Inc.	204	10,830
Centerspace	64	3,596
Community Healthcare Trust, Inc.	154	2,815
Cousins Properties, Inc.	1,286	38,554
Crown Castle, Inc.	1,973	149,415
Curbline Properties Corp.	1,044	31,738
Digital Realty Trust, Inc.	1,548	277,990
Diversified Healthcare Trust	3,239	30,123
Easterly Government Properties, Inc.	250	6,232
EastGroup Properties, Inc.	374	75,746
Empire State Realty Trust, Inc. - Class A	745	4,030
EPR Properties	296	17,171
Equinix, Inc.	417	434,677
Equity LifeStyle Properties, Inc.	896	57,747
Equity Residential	1,905	129,407
Essential Properties Realty Trust, Inc.	830	24,775
Essex Property Trust, Inc.	388	113,137
Extra Space Storage, Inc.	932	135,420
Federal Realty Investment Trust	140	17,282
First Industrial Realty Trust, Inc.	154	9,442
FrontView REIT, Inc.	1,533	31,013
Gaming and Leisure Properties, Inc.	1,986	88,437
Gladstone Commercial Corp.	312	3,838
Gladstone Land Corp.	269	2,295
Global Net Lease, Inc.	842	7,527
Healthcare Realty Trust, Inc.	1,656	33,401
Healthpeak Properties, Inc.(b)	4,537	97,092
Highwoods Properties, Inc.	510	15,382
Host Hotels & Resorts, Inc.	4,193	99,416
Independence Realty Trust, Inc.	942	15,722
Invitation Homes, Inc.	2,893	87,397
Iron Mountain, Inc.	1,348	170,266
JBG SMITH Properties	141	2,068
Kilroy Realty Corp.	71	2,660
Kimco Realty Corp.	4,131	104,721
Kite Realty Group Trust	50	1,419
Lamar Advertising Co. - Class A	565	88,129
Macerich Co.	1,161	29,246
Medical Properties Trust, Inc.	8,332	38,494
Mid-America Apartment Communities, Inc.	744	103,371
National Storage Affiliates Trust	434	19,300
NETSTREIT Corp.(b)	318	6,719
NexPoint Residential Trust, Inc.	152	4,244
NNN REIT, Inc.	278	12,935
Omega Healthcare Investors, Inc.	1,353	64,511
Outfront Media, Inc.(a)	718	23,522

	Shares	Value
Phillips Edison & Co., Inc.	190	$7,908
Piedmont Realty Trust, Inc. - Class A(a)	597	5,462
Postal Realty Trust, Inc. - Class A	1,248	30,751
Prologis, Inc.	3,814	516,683
Public Storage	611	194,487
Rayonier, Inc.	161	3,426
Realty Income Corp.	4,150	257,134
Regency Centers Corp.	1,228	97,921
Rexford Industrial Realty, Inc.	248	8,308
Ryman Hospitality Properties, Inc.	62	7,970
Sabra Health Care REIT, Inc.	956	18,652
SBA Communications Corp.	484	85,407
Sila Realty Trust, Inc.	300	9,108
Simon Property Group, Inc.	1,425	318,701
SITE Centers Corp.	202	802
SL Green Realty Corp.	357	18,482
Smartstop Self Storage REIT, Inc.	214	6,955
STAG Industrial, Inc.	43	1,637
Summit Hotel Properties, Inc.	4,416	30,956
Sun Communities, Inc.	552	66,190
Tanger, Inc.	583	23,011
Terreno Realty Corp.	36	2,332
UDR, Inc.	2,101	83,872
Ventas, Inc.	2,009	178,399
VICI Properties, Inc.	4,743	125,927
Vornado Realty Trust	107	4,205
Welltower, Inc.	3,074	697,706
Weyerhaeuser Co.	3,409	81,611
WP Carey, Inc.	1,351	96,596
		6,511,931
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,089,488)		6,770,271
PREFERRED STOCKS - 0.0%(c)
Communication Services - 0.0%(c)
Liberty Latin America Ltd., Series A, 9.00%, Perpetual (Callable 05/21/2031)(a)	63	1,375
TOTAL PREFERRED STOCKS (Cost $1,657)		1,375
RIGHTS - 0.0%(c)
ABIOMED, Inc.(a)(d)	239	0
Biogen, Inc., Expires 05/17/2027, Exercise Price $1.00(a)(d)	490	0
Bristol-Myers Squibb Co., Expires 01/23/2031, Exercise Price $12.00(a)(d)	277	0
Eli Lilly & Co., Expires 07/29/2026, Exercise Price $3.00(a)(d)	193	0

The accompanying notes are an integral part of these financial statements.

57

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
RIGHTS - (Continued)
Gilead Sciences, Inc., Expires 04/30/2027, Exercise Price $5.00(a)(d)	176	$0
Novo Nordisk AS(a)(d)	269	0
Pfizer, Inc., Expires 11/16/2026, Exercise Price $20.65(a)(d)	244	0
Sanofi SA, Expires 07/21/2026, Exercise Price $6.00(a)(d)	320	0
Supernus Pharmaceuticals, Inc., Expires 08/01/2026, Exercise Price $3.50(a)(d)	269	0
SYCAMORE PARTNERS LLC -RIGHT, Expires 08/28/2026, Exercise Price $3.00(a)(d)	244	0
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00(a)(d)	320	0
Zimmer Biomet Holdings, Inc., Expires 04/21/2027, Exercise Price $1.00(a)(d)	316	0
		0
TOTAL RIGHTS (Cost $0)		0
TOTAL INVESTMENTS - 99.6% (Cost $60,873,940)		$313,448,411
Money Market Deposit Account - 0.6%(f)(g)		2,013,186
Liabilities in Excess of Other Assets - (0.2)%		(848,135)
TOTAL NET ASSETS - 100.0%		$314,613,462

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $1,101,833.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.49%.

(g)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2026 is $1,134,178 which represented 0.4% of net assets.

The accompanying notes are an integral part of these financial statements.

58

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS - 30.7%
Basic Materials - 1.6%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028 (Callable 05/11/2028)	$86,000	$85,786
ArcelorMittal SA, 6.00%, 06/17/2034 (Callable 03/17/2034)(a)	31,000	32,441
CAP SA, 3.90%, 04/27/2031 (Callable 01/27/2031)	200,000	168,500
Capstone Copper Corp., 6.75%, 03/31/2033 (Callable 03/31/2028)(b)	45,000	45,394
Celanese US Holdings LLC
7.35%, 11/15/2028 (Callable 10/15/2028)(c)	75,000	78,188
6.50%, 04/15/2030 (Callable 04/15/2027)	5,000	5,071
6.75%, 04/15/2033 (Callable 04/15/2028)	5,000	5,088
Chemours Co., 5.75%, 11/15/2028 (Callable 07/11/2026)(b)	59,000	58,631
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029 (Callable 11/01/2026)(b)	75,000	75,563
6.75%, 04/15/2030 (Callable 07/31/2026)(b)	299,000	298,626
7.38%, 05/01/2033 (Callable 05/01/2028)(b)	230,000	229,712
7.63%, 01/15/2034 (Callable 01/15/2029)(b)	135,000	134,831
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/2036 (Callable 10/26/2035)(b)	200,000	211,882
CSN Resources SA, 5.88%, 04/08/2032 (Callable 04/08/2027)	200,000	124,500
Ecolab, Inc., 4.30%, 06/15/2028 (Callable 05/15/2028)	74,000	73,794
Freeport-McMoRan, Inc., 5.45%, 03/15/2043 (Callable 09/15/2042)	480,000	463,059
Glencore Funding LLC, 5.20%, 07/01/2033 (Callable 05/01/2033)(b)	36,000	35,952
Novelis Corp., 6.88%, 01/30/2030 (Callable 01/30/2027)(b)	10,000	10,225
Nutrien Ltd., 4.85%, 05/29/2031 (Callable 04/29/2031)	14,000	13,981
Olin Corp., 6.63%, 04/01/2033 (Callable 04/01/2028)(b)	5,000	4,938
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/2044	200,000	158,721

		Par	Value
Rio Tinto Finance USA PLC, 4.50%, 03/14/2028 (Callable 02/14/2028)		$43,000	$43,071
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033 (Callable 09/30/2028)(b)		5,000	4,969
Southern Copper Corp., 5.25%, 11/08/2042		30,000	28,167
Suzano Netherlands BV, 5.50%, 01/15/2036 (Callable 10/15/2035)		35,000	34,023
Vale Overseas Ltd.
6.40%, 06/28/2054 (Callable 12/28/2053)		27,000	27,270
6.00% to 02/25/2031 then 5 yr. CMT Rate + 2.43%, 02/25/2056 (Callable 11/25/2030)		200,000	199,172
Vedanta Resources Finance II PLC, 7.00%, 07/13/2032 (Callable 07/13/2028)(b)		200,000	199,500
Volcan Cia Minera SAA, 8.50%, 10/28/2032 (Callable 10/28/2028)(a)(b)		55,000	56,701
WR Grace Holdings LLC, 5.63%, 08/15/2029 (Callable 07/31/2026)(b)		20,000	18,800
			2,926,556
Communications - 2.9%
Airbnb, Inc., 5.25%, 03/16/2036 (Callable 12/16/2035)		35,000	34,793
Alphabet, Inc.
4.63%, 11/13/2032 (Callable 09/13/2032)	GBP	205,000	267,591
3.63%, 05/11/2034 (Callable 02/11/2034)	EUR	150,000	173,417
Altice France SA, 6.88%, 07/15/2032 (Callable 10/15/2026)(b)		24,897	24,150
APLD ComputeCo LLC, 9.25%, 12/15/2030 (Callable 12/15/2027)(b)		10,000	10,788
AT&T, Inc.
3.50%, 09/15/2053 (Callable 03/15/2053)		81,000	52,553
6.05%, 08/15/2056 (Callable 02/15/2056)		10,000	9,711
Beacon Point DC LLC, 6.13%, 11/30/2042 (Callable 05/30/2042)(b)		170,000	171,352
Bell Telephone Co. of Canada or Bell Canada, 7.00% to 09/15/2035 then 5 yr. CMT Rate + 2.36%, 09/15/2055 (Callable 06/15/2035)		35,000	36,005

The accompanying notes are an integral part of these financial statements.

59

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Communications - (Continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027 (Callable 07/31/2026)(b)	$5,000	$4,981
5.38%, 06/01/2029 (Callable 07/31/2026)(b)	75,000	73,125
4.75%, 03/01/2030 (Callable 07/31/2026)(b)	25,000	23,687
4.75%, 02/01/2032 (Callable 02/01/2027)(b)	20,000	17,800
7.38%, 02/01/2036 (Callable 02/01/2031)(a)(b)	5,000	4,919
Charter Communications Operating LLC / Charter Communications Operating Capital
5.75%, 04/01/2048 (Callable 10/01/2047)	125,000	104,992
5.13%, 07/01/2049 (Callable 01/01/2049)	265,000	203,961
6.70%, 12/01/2055 (Callable 06/01/2055)(a)	30,000	28,481
Cipher Compute LLC, 7.13%, 11/15/2030 (Callable 11/15/2027)(b)	15,000	15,581
Cisco Systems, Inc., 4.55%, 02/24/2028 (Callable 01/24/2028)	97,000	97,333
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (Callable 07/21/2026)(b)	10,000	9,987
7.13%, 02/15/2031 (Callable 08/15/2027)(b)	20,000	20,725
CT Trust, 5.13%, 02/03/2032 (Callable 02/03/2027)	200,000	189,750
Digicel Group Holdings Ltd.
0.00%, 12/31/2030(b)(d)(e)	33,726	1,696
0.00%, 12/31/2030(b)(d)(e)	97,403	698
Directv Financing LLC, 8.88%, 02/01/2030 (Callable 07/31/2026)(b)	60,000	61,050
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027 (Callable 07/31/2026)(b)	15,000	14,981
9.25%, 06/01/2032 (Callable 06/01/2028)(b)	15,000	15,244
Discovery Global Holdings, Inc.
4.05%, 03/15/2029 (Callable 01/15/2029)	10,000	9,887
4.28%, 03/15/2032 (Callable 12/15/2031)	5,000	4,480
5.05%, 03/15/2042 (Callable 09/15/2041)	10,000	7,338

		Par	Value
DISH DBS Corp.
5.75%, 12/01/2028 (Callable 12/01/2027)(b)		$20,000	$19,375
5.13%, 06/01/2029		15,000	13,575
Expedia Group, Inc., 3.80%, 02/15/2028 (Callable 11/15/2027)		61,000	60,205
Getty Images, Inc., 10.50%, 11/15/2030 (Callable 11/15/2027)(b)		15,000	12,577
Gray Media, Inc.
9.63%, 07/15/2032 (Callable 07/15/2028)(b)		15,000	14,475
7.25%, 08/15/2033 (Callable 08/15/2028)(b)		15,000	14,737
HUT 8 DC LLC, 6.19%, 11/15/2042 (Callable 05/15/2042)(b)		200,000	202,352
Lamar Media Corp., 5.38%, 11/01/2033 (Callable 11/01/2028)(b)		20,000	19,575
Level 3 Financing, Inc., 6.88%, 06/30/2033 (Callable 06/30/2028)(b)		30,000	30,750
Match Group Holdings II LLC
5.63%, 02/15/2029 (Callable 07/11/2026)(b)		75,000	74,719
4.13%, 08/01/2030 (Callable 07/31/2026)(b)		60,000	56,400
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (Callable 07/31/2026)(b)		95,000	94,644
7.38%, 09/01/2031 (Callable 09/01/2027)(b)		5,000	5,075
Meridian Arc Holdco LLC, 6.25%, 04/30/2031 (Callable 04/30/2028)(b)		10,000	10,000
Millicom International Cellular SA, 4.50%, 04/27/2031 (Callable 07/11/2026)		200,000	186,250
Motorola Solutions, Inc.
5.20%, 08/15/2032 (Callable 06/15/2032)		30,000	30,193
5.50%, 09/01/2044		14,000	13,510
NBN Co. Ltd.
3.38%, 11/29/2032 (Callable 08/29/2032)	EUR	100,000	114,104
4.38%, 03/15/2033 (Callable 12/15/2032)	EUR	100,000	120,534
Neptune Bidco US, Inc., 10.38%, 05/15/2031 (Callable 11/15/2027)(b)		10,000	10,362
News Corp., 3.88%, 05/15/2029 (Callable 07/11/2026)(b)		50,000	48,453
Nexstar Media, Inc.
4.75%, 11/01/2028 (Callable 07/11/2026)(b)		120,000	117,300

The accompanying notes are an integral part of these financial statements.

60

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Communications - (Continued)
6.50%, 09/15/2033 (Callable 03/15/2029)(b)	$15,000	$14,981
7.25%, 04/15/2034 (Callable 04/15/2029)(b)	5,000	4,981
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 01/15/2029 (Callable 07/31/2026)(b)	75,000	72,938
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031 (Callable 05/01/2028)(b)	10,000	9,963
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036 (Callable 10/15/2035)(b)	42,000	39,927
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045 (Callable 04/30/2029)(b)	216,000	215,410
SE Cosmos LLC, 8.88%, 05/01/2031 (Callable 05/01/2028)(b)	10,000	10,263
Sirius XM Radio LLC
4.00%, 07/15/2028 (Callable 07/11/2026)(b)	75,000	72,844
4.13%, 07/01/2030 (Callable 07/31/2026)(b)	40,000	37,550
5.88%, 04/15/2032 (Callable 04/15/2029)(b)	309,000	304,365
Snap, Inc., 6.88%, 03/15/2034 (Callable 09/15/2028)(b)	45,000	43,537
Space Exploration Technologies Corp., 5.88%, 07/15/2036 (Callable 04/15/2036)(b)	36,000	35,512
Stingray Compute LLC, 6.00%, 06/15/2031 (Callable 06/15/2028)(b)	7,000	7,009
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031 (Callable 03/01/2028)(b)	15,000	14,775
TELUS Corp., 7.00% to 10/15/2035 then 5 yr. CMT Rate + 2.71%, 10/15/2055 (Callable 07/15/2035)	34,000	35,062
T-Mobile USA, Inc.
2.05%, 02/15/2028 (Callable 12/15/2027)	73,000	70,151
2.70%, 03/15/2032 (Callable 12/15/2031)	35,000	31,003
5.50%, 01/15/2055 (Callable 07/15/2054)	32,000	29,286
5.25%, 06/15/2055 (Callable 12/15/2054)	22,000	19,438
5.88%, 11/15/2055 (Callable 05/15/2055)	17,000	16,564

		Par	Value
Uber Technologies, Inc., 4.80%, 09/15/2034 (Callable 06/15/2034)		$64,000	$62,481
Univision Communications, Inc., 7.38%, 06/30/2030 (Callable 07/31/2026)(b)		20,000	20,000
VeriSign, Inc.
5.10%, 07/15/2031 (Callable 06/15/2031)		11,000	11,031
5.25%, 06/01/2032 (Callable 04/01/2032)		39,000	39,168
Verizon Communications, Inc.
5.75%, 11/30/2045 (Callable 05/30/2045)		42,000	40,597
6.20% (5 yr. CMT Rate + 2.04%), 05/14/2056 (Callable 02/14/2036)		249,000	251,801
Videotron Ltd., 5.70%, 01/15/2035 (Callable 10/15/2034)(b)		32,000	32,059
Virgin Media Secured Finance PLC, 4.25%, 01/15/2030 (Callable 07/11/2026)	GBP	100,000	116,314
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (Callable 07/31/2026)(b)		215,000	177,375
5.63%, 04/15/2032 (Callable 04/15/2027)(b)	EUR	150,000	150,615
6.75%, 01/15/2033 (Callable 10/15/2028)(b)		200,000	169,000
Wayfair LLC
7.25%, 10/31/2029 (Callable 10/31/2026)(b)		10,000	10,300
6.75%, 11/15/2032 (Callable 11/15/2028)(b)		10,000	10,250
Windstream Services LLC, 7.50%, 10/15/2033 (Callable 10/15/2028)(b)		10,000	10,537
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (Callable 10/01/2027)(b)		10,000	10,550
			5,157,858
Consumer, Cyclical - 2.4%
Academy Ltd., 5.88%, 05/15/2031 (Callable 05/15/2028)(b)		10,000	10,000
Acushnet Co., 5.63%, 12/01/2033 (Callable 12/01/2028)(b)		20,000	19,925
ADI Escrow Issuer LLC, 7.13%, 07/15/2034 (Callable 07/15/2029)(b)		10,000	10,175
Allegiant Travel Co., 7.13%, 07/01/2031 (Callable 07/01/2028)(b)		8,000	8,100

The accompanying notes are an integral part of these financial statements.

61

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Consumer, Cyclical - (Continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)		$200,000	$200,000
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032 (Callable 10/15/2028)(b)		15,000	14,944
7.75%, 10/15/2033 (Callable 10/15/2028)(b)		50,000	49,375
AutoZone, Inc., 5.13%, 06/15/2030 (Callable 05/15/2030)		34,000	34,445
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033 (Callable 07/15/2028)(b)		10,000	11,350
Caesars Entertainment, Inc., 6.50%, 02/15/2032 (Callable 02/15/2027)(b)		50,000	48,625
Carnival Corp.
5.13%, 05/01/2029 (Callable 02/01/2029)(b)		12,000	11,940
5.75%, 01/15/2030 (Callable 10/15/2029)(b)	EUR	100,000	121,020
6.13%, 02/15/2033 (Callable 02/15/2028)(b)		13,000	13,163
Cinemark USA, Inc., 5.25%, 07/15/2028 (Callable 07/31/2026)(b)		75,000	74,719
Clarios Global LP / Clarios US Finance Co.
6.75%, 02/15/2030 (Callable 02/15/2027)(b)		35,000	36,050
6.75%, 09/15/2032 (Callable 09/15/2028)(b)		35,000	35,700
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (Callable 05/15/2027)(b)		15,000	15,712
Dealer Tire Financial LLC, 10.38%, 10/01/2031 (Callable 10/01/2027)(b)		5,000	4,981
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (Callable 07/02/2026)(b)		25,000	25,000
Dexko Global, Inc., 7.50%, 04/15/2032 (Callable 04/15/2028)(b)		30,300	25,049
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030 (Callable 07/31/2026)(b)		10,000	9,800
Ford Motor Co., 3.25%, 02/12/2032 (Callable 11/12/2031)		290,000	255,014

		Par	Value
Ford Motor Credit Co. LLC
5.63%, 10/09/2028	GBP	100,000	$133,420
4.48%, 07/08/2031	EUR	135,000	156,257
6.18%, 08/29/2031	GBP	120,000	162,121
Full House Resorts, Inc., 8.25%, 02/15/2028 (Callable 07/16/2026)(b)		15,000	14,662
General Motors Financial Co., Inc.
4.35%, 01/17/2027 (Callable 10/17/2026)		58,000	57,937
6.50% to 09/30/2028 then 3 mo. LIBOR USD + 3.44%, Perpetual (Callable 09/30/2028)(f)		52,000	52,130
4.60%, 01/08/2031 (Callable 12/08/2030)		36,000	35,512
5.10%, 09/15/2031 (Callable 08/15/2031)		20,000	20,032
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032 (Callable 08/15/2026)(b)		70,000	63,963
5.75%, 09/15/2033 (Callable 07/01/2028)(b)		15,000	15,019
Home Depot, Inc., 4.88%, 06/25/2027 (Callable 05/25/2027)		43,000	43,220
Honda Motor Co. Ltd., 4.44%, 07/08/2028 (Callable 06/08/2028)		82,000	81,522
Hyundai Capital America, 5.30%, 01/08/2029 (Callable 12/08/2028)(b)		61,000	61,624
InRetail Consumer, 3.25%, 03/22/2028 (Callable 01/22/2028)		200,000	194,196
Installed Building Products, Inc., 5.63%, 02/01/2034 (Callable 02/01/2029)(b)		30,000	29,550
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (Callable 08/27/2027)(b)		5,000	4,513
Las Vegas Sands Corp., 5.65%, 05/18/2033 (Callable 03/18/2033)		20,000	19,981
Life Time, Inc., 6.00%, 11/15/2031 (Callable 11/15/2027)(b)		55,000	55,756
Light & Wonder International, Inc., 6.25%, 10/01/2033 (Callable 10/01/2028)(b)		75,000	74,531
Lindblad Expeditions LLC, 7.00%, 09/15/2030 (Callable 09/15/2027)(b)		15,000	15,487
Lowe’s Cos., Inc.
3.35%, 04/01/2027 (Callable 03/01/2027)		134,000	133,073
5.63%, 04/15/2053 (Callable 10/15/2052)		18,000	17,319

The accompanying notes are an integral part of these financial statements.

62

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer, Cyclical - (Continued)
Marriott International, Inc./MD
4.50%, 10/15/2031 (Callable 09/15/2031)	$36,000	$35,435
5.30%, 05/15/2034 (Callable 02/15/2034)	33,000	33,203
McDonald’s Corp., 4.45%, 03/01/2047 (Callable 09/01/2046)	42,000	35,496
MGM Resorts International, 4.75%, 10/15/2028 (Callable 07/15/2028)	75,000	74,531
Michaels Cos., Inc., 8.50%, 03/15/2033 (Callable 03/15/2029)(b)	25,000	24,750
NCL Corp. Ltd.
5.88%, 01/15/2031 (Callable 09/15/2027)(b)	10,000	9,700
6.75%, 02/01/2032 (Callable 02/01/2028)(b)	160,000	159,400
6.25%, 09/15/2033 (Callable 09/15/2028)(b)	10,000	9,700
Newell Brands, Inc.
6.38%, 09/15/2027 (Callable 06/15/2027)	75,000	75,563
8.50%, 06/01/2028 (Callable 03/01/2028)(b)	50,000	52,313
6.38%, 05/15/2030 (Callable 02/15/2030)	10,000	10,113
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030 (Callable 08/30/2030)(b)	20,000	19,639
O’Reilly Automotive, Inc., 5.00%, 08/19/2034 (Callable 05/19/2034)	30,000	29,674
Penn Entertainment, Inc., 6.75%, 04/01/2031 (Callable 04/01/2028)(b)	5,000	5,025
Qnity Electronics, Inc., 6.25%, 08/15/2033 (Callable 08/15/2028)(b)	15,000	15,244
QXO Building Products, Inc.
6.50%, 07/15/2031 (Callable 07/15/2028)(b)	90,000	91,575
6.75%, 04/30/2032 (Callable 04/30/2028)(b)	10,000	10,313
6.88%, 07/15/2034 (Callable 07/15/2029)(b)	10,000	10,262
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033 (Callable 02/01/2028)(b)	45,000	45,563
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/2030 (Callable 10/15/2027)(b)	10,000	10,125

	Par	Value
Royal Caribbean Cruises Ltd.
5.38%, 07/15/2027 (Callable 10/15/2026)(b)	$43,000	$43,000
6.00%, 02/01/2033 (Callable 08/01/2027)(b)	215,000	218,225
5.38%, 01/15/2036 (Callable 10/15/2035)	31,000	30,718
Sabre GLBL, Inc.
10.75%, 11/15/2029 (Callable 07/31/2026)(b)	8,000	7,670
10.75%, 03/15/2030 (Callable 03/15/2027)(b)	10,000	9,538
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (Callable 07/11/2026)(b)	50,000	48,875
Staples, Inc., 10.75%, 09/01/2029 (Callable 09/01/2026)(b)	15,000	14,306
Taylor Morrison Communities, Inc., 5.75%, 11/15/2032 (Callable 05/15/2032)(b)	20,000	20,575
Tenneco, Inc., 8.00%, 11/17/2028 (Callable 07/31/2026)(b)	105,000	105,262
Toll Brothers Finance Corp., 4.35%, 02/15/2028 (Callable 11/15/2027)	51,000	50,681
Travel + Leisure Co.
4.50%, 12/01/2029 (Callable 09/01/2029)(b)	115,000	111,263
6.13%, 09/01/2033 (Callable 08/15/2028)(b)	55,000	54,106
United Airlines Holdings, Inc., 5.38%, 03/01/2031 (Callable 09/01/2030)	20,000	19,850
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (Callable 09/15/2026)(b)	60,000	61,950
Viking Cruises Ltd., 5.88%, 10/15/2033 (Callable 10/15/2028)(b)	70,000	70,000
Voyager Parent LLC, 9.25%, 07/01/2032 (Callable 07/01/2028)(b)	15,000	15,844
Whirlpool Corp.
7.50%, 07/01/2031 (Callable 07/01/2028)(b)	5,000	5,067
6.50%, 06/15/2033 (Callable 03/15/2033)	10,000	8,650
Yum! Brands, Inc., 4.63%, 01/31/2032 (Callable 10/01/2026)	125,000	119,687
		4,249,803

The accompanying notes are an integral part of these financial statements.

63

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Consumer, Non-cyclical - 3.8%
AbbVie, Inc., 4.70%, 05/14/2045 (Callable 11/14/2044)		$61,000	$54,460
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (Callable 07/31/2026)(b)		75,000	74,625
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/2031 (Callable 08/18/2030)		146,000	135,089
Adani Ports & Special Economic Zone Ltd., 3.10%, 02/02/2031		200,000	179,931
Agrosuper SA, 4.60%, 01/20/2032 (Callable 10/20/2031)		150,000	142,500
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029 (Callable 07/31/2026)(b)		75,000	71,344
Allergan Funding SCS, 2.63%, 11/15/2028 (Callable 08/15/2028)	EUR	100,000	110,591
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (Callable 02/15/2027)(b)		40,000	41,800
Amgen, Inc.
5.15%, 03/02/2028 (Callable 02/02/2028)		140,000	141,306
5.75%, 03/02/2063 (Callable 09/02/2062)		59,000	56,885
Augusta SpinCo Corp., 5.25%, 03/23/2036 (Callable 12/23/2035)		14,000	13,951
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.75%, 04/01/2028 (Callable 07/11/2026)(b)		75,000	73,594
8.00%, 02/15/2031 (Callable 11/15/2026)(b)		45,000	45,394
BAT Capital Corp.
5.63%, 08/15/2035 (Callable 05/15/2035)		35,000	35,983
4.54%, 08/15/2047 (Callable 02/15/2047)		43,000	35,437
Bausch + Lomb Corp., 8.38%, 10/01/2028 (Callable 07/11/2026)(b)		40,000	41,050
Bausch Health Cos., Inc., 14.00%, 10/15/2030 (Callable 07/11/2026)(b)		1,000	952
Becton Dickinson & Co., 4.69%, 02/13/2028 (Callable 01/13/2028)		86,000	86,065

	Par	Value
Bimbo Bakeries USA, Inc., 5.38%, 01/09/2036 (Callable 10/09/2035)(b)	$200,000	$198,960
Block Financial LLC, 5.38%, 09/15/2032 (Callable 07/15/2032)	28,000	27,395
Bunge Ltd. Finance Corp., 4.65%, 09/17/2034 (Callable 06/17/2034)	41,000	39,634
Cardinal Health, Inc.
4.60%, 03/15/2043	30,000	25,943
4.50%, 11/15/2044 (Callable 05/15/2044)	5,000	4,209
Centene Corp.
4.63%, 12/15/2029 (Callable 07/31/2026)	25,000	24,172
3.38%, 02/15/2030 (Callable 07/16/2026)	195,000	180,469
3.00%, 10/15/2030 (Callable 07/15/2030)	210,000	188,014
2.50%, 03/01/2031 (Callable 12/01/2030)	155,000	134,789
CHS/Community Health Systems, Inc., 6.00%, 01/15/2029 (Callable 07/16/2026)(b)	20,000	19,800
Concentra Health Services, Inc., 6.88%, 07/15/2032 (Callable 07/15/2027)(b)	50,000	51,687
CVS Health Corp., 6.75% to 12/10/2034 then 5 yr. CMT Rate + 2.52%, 12/10/2054 (Callable 09/10/2034)	16,000	16,424
Darling Ingredients, Inc., 6.00%, 06/15/2030 (Callable 07/11/2026)(b)	160,000	161,000
Dcli Bidco LLC, 7.75%, 11/15/2029 (Callable 11/15/2026)(b)	20,000	20,675
Element Fleet Management Corp.
4.80%, 05/29/2029 (Callable 04/29/2029)(b)	36,000	35,937
5.04%, 03/25/2030 (Callable 02/25/2030)(b)	35,000	35,192
Eli Lilly & Co.
4.55%, 02/12/2028 (Callable 01/12/2028)	66,000	66,230
5.60%, 05/20/2056 (Callable 11/20/2055)	36,000	36,091
ERAC USA Finance LLC, 5.25%, 04/30/2036 (Callable 01/30/2036)(b)	36,000	35,853
Garda World Security Corp.
6.50%, 01/15/2031 (Callable 11/15/2027)(b)	15,000	15,188
8.25%, 08/01/2032 (Callable 08/01/2027)(b)	45,000	45,956

The accompanying notes are an integral part of these financial statements.

64

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Consumer, Non-cyclical - (Continued)
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031 (Callable 12/15/2030)		$34,000	$33,991
Global Medical Response, Inc., 7.38%, 10/01/2032 (Callable 10/01/2028)(b)		50,000	51,687
Graham Holdings Co., 5.63%, 12/01/2033 (Callable 12/01/2028)(b)		25,000	24,750
HCA, Inc., 5.60%, 04/01/2034 (Callable 01/01/2034)		220,000	223,886
Herc Holdings, Inc.
7.00%, 06/15/2030 (Callable 06/15/2027)(b)		15,000	15,525
5.75%, 03/15/2031 (Callable 03/15/2028)(b)		5,000	4,981
6.00%, 03/15/2034 (Callable 03/15/2029)(b)		5,000	4,969
Illumina, Inc., 4.75%, 12/12/2030 (Callable 11/12/2030)		29,000	28,834
J&F LUXEMBOURG FINANCE SARL, 8.50%, 12/01/2032 (Callable 12/01/2029)(b)		50,000	50,313
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.63%, 03/10/2037 (Callable 12/10/2036)(b)		11,000	10,915
6.25%, 03/01/2056 (Callable 09/01/2055)		35,000	33,976
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 5.75%, 04/01/2033 (Callable 01/01/2033)		36,000	36,783
Johnson & Johnson, 4.55%, 03/01/2028 (Callable 02/01/2028)		63,000	63,304
Kraft Heinz Foods Co.
3.25%, 03/15/2033 (Callable 12/15/2032)	EUR	135,000	149,868
6.88%, 01/26/2039		90,000	98,593
7.13%, 08/01/2039(b)		95,000	105,125
4.38%, 06/01/2046 (Callable 12/01/2045)		54,000	43,135
Kroger Co., 5.65%, 09/15/2064 (Callable 03/15/2064)		36,000	33,518
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032 (Callable 02/01/2032)		61,000	59,955
LifePoint Health, Inc., 10.00%, 06/01/2032 (Callable 06/01/2027)(b)		20,000	19,975

	Par	Value
MARB BondCo PLC, 3.95%, 01/29/2031 (Callable 07/23/2026)(b)	$200,000	$176,496
Mars, Inc.
5.20%, 03/01/2035 (Callable 12/01/2034)(b)	65,000	65,239
5.70%, 05/01/2055 (Callable 11/01/2054)(b)	36,000	35,383
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (Callable 07/31/2026)(b)	10,000	9,962
Medline Borrower LP, 5.25%, 10/01/2029 (Callable 07/31/2026)(b)	66,000	65,505
Medline Borrower LP/Medline Co.-Issuer, Inc., 5.25%, 06/15/2033 (Callable 04/15/2033)(b)	18,000	17,817
Merck & Co., Inc., 5.70%, 09/15/2055 (Callable 03/15/2055)	44,000	44,049
Performance Food Group, Inc., 5.63%, 03/01/2034 (Callable 03/01/2029)(b)	110,000	107,662
Philip Morris International, Inc.
5.25%, 02/13/2034 (Callable 11/13/2033)	29,000	29,467
4.88%, 04/29/2036 (Callable 01/29/2036)	29,000	28,336
Post Holdings, Inc.
4.50%, 09/15/2031 (Callable 09/15/2026)(b)	5,000	4,681
6.38%, 03/01/2033 (Callable 09/01/2027)(b)	320,000	316,800
6.25%, 10/15/2034 (Callable 10/15/2029)(b)	81,000	79,380
6.50%, 03/15/2036 (Callable 03/15/2031)(b)	105,000	103,950
Prestige Brands, Inc., 6.25%, 07/15/2034 (Callable 07/15/2029)(b)	5,000	5,000
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029 (Callable 07/31/2026)(b)	75,000	73,125
Prumo Participacoes e Investimentos S/A, 7.50%, 12/31/2031 (Callable 07/31/2026)	123,829	125,377
Quest Diagnostics, Inc.
4.60%, 12/15/2027 (Callable 11/15/2027)	87,000	87,174
5.00%, 12/15/2034 (Callable 09/15/2034)	64,000	63,440
Radiology Partners, Inc., 8.50%, 07/15/2032 (Callable 07/15/2028)(b)	20,000	20,850

The accompanying notes are an integral part of these financial statements.

65

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Consumer, Non-cyclical - (Continued)
Rollins, Inc., 5.25%, 02/24/2035 (Callable 11/24/2034)		$36,000	$35,856
Royalty Pharma PLC, 5.95%, 09/25/2055 (Callable 03/25/2055)		22,000	21,812
Rutas 2 & 7 Finance Ltd., 0.00%, 09/30/2036(e)		140,000	106,750
Select Medical Corp., 6.25%, 12/01/2032 (Callable 12/01/2027)(b)		5,000	4,850
Smith & Nephew PLC, 5.15%, 03/20/2027 (Callable 02/20/2027)		91,000	91,223
Solventum Corp.
5.45%, 02/25/2027 (Callable 01/25/2027)		28,000	28,180
5.60%, 03/23/2034 (Callable 12/23/2033)		35,000	35,731
Stryker Corp.
4.70%, 02/10/2028 (Callable 01/10/2028)		47,000	47,103
3.65%, 03/07/2028 (Callable 12/07/2027)		54,000	53,226
Synergy Infrastructure Holdings LLC, 7.00%, 07/15/2034 (Callable 07/15/2029)(b)		10,000	10,138
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/2036		35,000	36,837
Teva Pharmaceutical Finance Netherlands II BV, 4.38%, 05/09/2030 (Callable 02/09/2030)	EUR	135,000	156,766
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/2046		51,000	39,461
Triton Container International Ltd. / TAL International Container Corp., 5.15%, 02/15/2033 (Callable 12/15/2032)		37,000	36,180
United Natural Foods, Inc., 6.75%, 10/15/2028 (Callable 07/31/2026)(b)		51,000	51,000
United Rentals North America, Inc.
4.00%, 07/15/2030 (Callable 07/11/2026)		45,000	42,919
3.88%, 02/15/2031 (Callable 07/11/2026)		195,000	183,787
5.38%, 11/15/2033 (Callable 11/15/2028)(b)		10,000	9,838
UnitedHealth Group, Inc., 2.95%, 10/15/2027		77,000	75,728
US Foods, Inc., 5.75%, 04/15/2033 (Callable 10/15/2027)(b)		40,000	40,000

	Par	Value
Verisk Analytics, Inc., 5.25%, 06/05/2034 (Callable 03/05/2034)	$32,000	$31,906
Veritiv Operating Co., 10.50%, 11/30/2030 (Callable 11/30/2026)(b)	10,000	10,225
VSP Optical Group, Inc.
5.40%, 06/01/2033 (Callable 04/01/2033)(b)	15,000	15,037
5.45%, 12/01/2035 (Callable 09/01/2035)(b)	35,000	34,565
VT Topco, Inc., 8.50%, 08/15/2030 (Callable 08/15/2026)(b)	15,000	15,225
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (Callable 01/30/2027)(b)	30,000	30,938
Williams Scotsman, Inc., 6.63%, 06/15/2029 (Callable 07/11/2026)(b)	75,000	76,500
Zimmer Biomet Holdings, Inc., 4.70%, 02/19/2027	95,000	95,154
Zoetis, Inc., 4.70%, 02/01/2043 (Callable 08/01/2042)	14,000	12,462
		6,687,748
Energy - 4.0%
AI Candelaria -spain- SA
7.50%, 12/15/2028 (Callable 09/15/2028)	0(g)	0(g)
5.75%, 06/15/2033 (Callable 06/15/2028)	250,000	231,562
Aker BP ASA, 5.13%, 10/01/2034 (Callable 07/01/2034)(b)	150,000	147,471
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 07/01/2034 (Callable 01/01/2029)(b)	25,000	24,625
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (Callable 09/01/2027)(b)	30,000	30,600
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 5.00%, 06/15/2036 (Callable 03/15/2036)	30,000	29,334
Buckeye Partners LP, 6.88%, 07/01/2029 (Callable 07/31/2026)(b)	15,000	15,300
Caturus Energy LLC, 7.13%, 05/15/2031 (Callable 05/15/2028)(b)	15,000	14,850
Cenovus Energy, Inc.
6.75%, 11/15/2039	434,000	476,919
5.40%, 06/15/2047 (Callable 12/15/2046)	107,000	99,178

The accompanying notes are an integral part of these financial statements.

66

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Cheniere Energy Partners LP, 6.05%, 11/30/2056 (Callable 05/30/2056)(b)	$21,000	$21,081
Cheniere Energy, Inc.
4.63%, 10/15/2028 (Callable 07/11/2026)	60,000	59,716
5.65%, 04/15/2034 (Callable 10/15/2033)	66,000	67,838
6.00%, 07/30/2056 (Callable 01/30/2056)(b)	3,000	2,983
Chord Energy Corp.
6.00%, 10/01/2030 (Callable 10/01/2027)(b)	10,000	10,038
6.75%, 03/15/2033 (Callable 03/15/2028)(b)	20,000	20,300
Civitas Resources, Inc., 8.75%, 07/01/2031 (Callable 07/11/2026)(b)	165,000	172,425
CNX Resources Corp., 5.88%, 03/01/2034 (Callable 03/01/2029)(b)	20,000	19,400
Colonial Enterprises, Inc., 5.63%, 11/15/2035 (Callable 08/15/2035)(b)	21,000	20,996
Continental Resources, Inc./OK
5.75%, 01/15/2031 (Callable 07/15/2030)(b)	77,000	78,097
2.88%, 04/01/2032 (Callable 01/01/2032)(b)	177,000	155,358
4.90%, 06/01/2044 (Callable 12/01/2043)	278,000	227,824
Cosan Overseas Ltd., 8.25%, Perpetual (Callable 08/05/2026)	100,000	98,750
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.63%, 03/15/2029 (Callable 07/11/2026)(b)	32,000	33,200
6.88%, 06/01/2034 (Callable 06/01/2029)(b)	50,000	49,813
Diamondback Energy, Inc., 5.20%, 04/18/2027 (Callable 03/18/2027)	75,000	75,423
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054 (Callable 04/15/2054)	36,000	34,276
Ecopetrol SA, 5.88%, 11/02/2051 (Callable 05/02/2051)	80,000	64,000
Enbridge, Inc.
4.60%, 06/20/2028 (Callable 05/20/2028)	69,000	69,015
5.45%, 03/27/2036 (Callable 12/27/2035)	17,000	17,191

	Par	Value
7.20% to 06/27/2034 then 5 yr. CMT Rate + 2.97%, 06/27/2054 (Callable 03/27/2034)	$140,000	$148,750
8.50% to 01/15/2034 then 5 yr. CMT Rate + 4.43%, 01/15/2084 (Callable 10/15/2033)	165,000	186,935
Energy Transfer LP
7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual (Callable 05/15/2030)	354,000	364,616
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054 (Callable 02/15/2029)	145,000	152,217
Enterprise Products Operating LLC, 4.30%, 06/20/2028 (Callable 05/20/2028)	100,000	99,612
EQT Corp.
3.63%, 05/15/2031 (Callable 05/15/2030)(b)	160,000	149,603
5.75%, 02/01/2034 (Callable 11/01/2033)	55,000	55,977
Esentia Energy Development SAB de CV, 6.13%, 07/30/2033 (Callable 05/30/2033)(b)	200,000	199,750
Expand Energy Corp., 4.75%, 02/01/2032 (Callable 02/01/2027)	18,000	17,539
Global Partners LP / GLP Finance Corp., 8.25%, 01/15/2032 (Callable 01/15/2027)(b)	35,000	36,663
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (Callable 09/01/2026)(b)	30,000	30,600
Harvest Midstream I LP
7.50%, 05/15/2032 (Callable 05/15/2027)(b)	30,000	31,050
6.75%, 05/15/2034 (Callable 05/15/2029)(b)	10,000	10,125
Hilcorp Energy I LP / Hilcorp Finance Co., 7.25%, 02/15/2035 (Callable 02/15/2030)(b)	15,000	14,756
Kinder Morgan Energy Partners LP, 6.95%, 01/15/2038	16,000	17,878
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	55,000	54,463
Kodiak Gas Services LLC
6.50%, 10/01/2033 (Callable 10/01/2028)(b)	10,000	10,125
6.75%, 10/01/2035 (Callable 10/01/2030)(b)	10,000	10,263

The accompanying notes are an integral part of these financial statements.

67

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Matador Resources Co.
6.50%, 04/15/2032 (Callable 04/15/2027)(b)	$20,000	$20,100
6.00%, 04/15/2034 (Callable 04/15/2029)(b)	5,000	4,875
MPLX LP, 5.30%, 04/01/2036 (Callable 01/01/2036)	19,000	18,677
Nabors Industries, Inc.
9.13%, 01/31/2030 (Callable 07/31/2026)(b)	10,000	10,425
7.63%, 11/15/2032 (Callable 11/15/2028)(b)	10,000	10,212
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (Callable 07/11/2026)(b)	10,000	10,363
NGPL PipeCo LLC, 5.60%, 08/15/2036 (Callable 02/15/2036)(b)	15,000	14,924
Northern Oil & Gas, Inc., 8.75%, 06/15/2031 (Callable 07/31/2026)(b)	45,000	46,350
Occidental Petroleum Corp.
7.50%, 05/01/2031	40,000	44,150
6.45%, 09/15/2036	65,000	69,550
6.20%, 03/15/2040	205,000	214,225
ONEOK, Inc., 5.70%, 11/01/2054 (Callable 05/01/2054)	19,000	17,564
Ovintiv, Inc.
6.50%, 08/15/2034	190,000	202,506
6.50%, 02/01/2038	160,000	168,291
Par Petroleum LLC, 7.38%, 06/01/2034 (Callable 06/01/2029)(b)	15,000	15,150
PBF Holding Co. LLC / PBF Finance Corp., 7.25%, 06/01/2034 (Callable 06/01/2029)(b)	5,000	4,950
Permian Resources Operating LLC, 6.25%, 02/01/2033 (Callable 08/01/2027)(b)	30,000	30,638
Pertamina Persero PT, 5.63%, 05/20/2043	200,000	186,501
Peru LNG Srl, 5.38%, 03/22/2030	133,360	129,526
Phillips 66 Co., 6.20% to 03/15/2036 then 5 yr. CMT Rate + 2.17%, 03/15/2056 (Callable 12/15/2035)	85,000	84,444
Rio Grande LNG LLC
5.25%, 06/30/2031 (Callable 05/30/2031)(b)	14,000	13,987
6.15%, 06/30/2041 (Callable 12/30/2040)(b)	6,000	6,000

	Par	Value
SM Energy Co.
6.75%, 08/01/2029 (Callable 08/01/2026)(b)	$75,000	$76,406
7.00%, 08/01/2032 (Callable 08/01/2027)(b)	20,000	20,125
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 03/01/2035 then 5 yr. CMT Rate + 3.67%, 03/01/2055 (Callable 12/01/2034)	90,000	96,187
Sunoco LP, 7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual (Callable 09/18/2030)(b)	135,000	140,400
Sunoco LP / Sunoco Finance Corp., 4.50%, 05/15/2029 (Callable 07/16/2026)	75,000	73,219
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
7.38%, 02/15/2029 (Callable 07/31/2026)(b)	15,000	15,337
6.75%, 03/15/2034 (Callable 03/15/2029)(b)	10,000	10,100
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	95,000	100,680
7.25%, 08/15/2038	42,000	48,023
6.38% (5 yr. CMT Rate + 2.12%), 10/17/2056 (Callable 07/17/2036)	17,000	17,160
7.00% to 06/01/2030 then 5 yr. CMT Rate + 2.61%, 06/01/2065 (Callable 03/01/2030)	170,000	175,737
TransCanada Trust, 5.60% to 03/07/2032 then 5 yr. CMT Rate + 3.99%, 03/07/2082 (Callable 12/07/2031)	140,000	137,192
Var Energi ASA, 6.50%, 05/22/2035 (Callable 02/22/2035)(b)	200,000	211,344
Venture Global LNG, Inc.
9.50%, 02/01/2029 (Callable 11/01/2028)(b)	75,000	80,719
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (Callable 09/30/2029)(b)	225,000	219,375
8.38%, 06/01/2031 (Callable 07/11/2026)(b)	10,000	10,387
9.88%, 02/01/2032 (Callable 02/01/2027)(b)	10,000	10,650
6.38%, 12/15/2034 (Callable 12/15/2029)(b)	5,000	4,912
6.63%, 06/15/2036 (Callable 06/15/2031)(b)	5,000	4,919

The accompanying notes are an integral part of these financial statements.

68

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (Callable 09/15/2030)(b)	$5,000	$5,119
7.50%, 05/01/2033 (Callable 12/01/2032)(b)	5,000	5,487
6.50%, 01/15/2034 (Callable 07/15/2033)(b)	15,000	15,600
Viper Energy Partners LLC, 4.90%, 08/01/2030 (Callable 07/01/2030)	12,000	11,970
Vista Energy Argentina SAU, 7.88%, 04/08/2038 (Callable 04/08/2031)(b)	40,000	41,250
Vital Energy, Inc., 7.88%, 04/15/2032 (Callable 04/15/2027)(b)	5,000	5,056
WBI Operating LLC, 6.50%, 10/15/2033 (Callable 10/15/2028)(b)	25,000	25,156
Weatherford International Ltd., 6.75%, 10/15/2033 (Callable 10/15/2028)(b)	30,000	30,600
Western Midstream Operating LP
5.50%, 12/15/2035 (Callable 09/15/2035)	18,000	17,751
5.70%, 07/01/2036 (Callable 04/01/2036)	27,000	26,933
Williams Cos., Inc.
5.30%, 09/30/2035 (Callable 06/30/2035)	71,000	70,602
5.95%, 03/15/2056 (Callable 09/15/2055)	35,000	34,549
YPF SA, 7.00%, 09/30/2033 (Callable 03/30/2033)(c)	25,000	25,400
		7,050,238
Financial - 8.1%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032 (Callable 07/01/2028)(b)	25,000	22,437
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055 (Callable 12/10/2029)	150,000	153,594
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056 (Callable 10/31/2030)	150,000	151,295
Agree LP, 5.63%, 06/15/2034 (Callable 03/15/2034)	47,000	48,236

	Par	Value
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028 (Callable 07/31/2026)(b)	$75,000	$75,375
6.50%, 10/01/2031 (Callable 10/01/2027)(b)	15,000	14,963
American Express Co.
3.55% to 09/15/2026 then 5 yr. CMT Rate + 2.85%, Perpetual (Callable 09/15/2026)	144,000	143,280
5.39% to 07/28/2026 then SOFR + 0.97%, 07/28/2027 (Callable 07/28/2026)	64,000	64,034
5.41% (5 yr. CMT Rate + 1.15%), 02/08/2041 (Callable 11/08/2035)	42,000	41,842
American Tower Corp.
3.65%, 03/15/2027 (Callable 02/15/2027)	69,000	68,608
5.25%, 07/15/2028 (Callable 06/15/2028)	24,000	24,271
5.55%, 07/15/2033 (Callable 04/15/2033)	61,000	62,584
3.70%, 10/15/2049 (Callable 04/15/2049)	25,000	18,167
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 04/15/2030 (Callable 07/16/2026)(b)	15,000	15,094
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
5.25%, 04/15/2030 (Callable 07/31/2026)(b)	10,000	9,638
9.75%, 04/15/2030 (Callable 04/15/2027)(b)	5,000	5,369
Aon North America, Inc., 5.13%, 03/01/2027 (Callable 02/01/2027)	67,000	67,242
Arthur J Gallagher & Co.
4.85%, 12/15/2029 (Callable 11/15/2029)	20,000	20,154
5.55%, 02/15/2055 (Callable 08/15/2054)	3,000	2,845
Asurion LLC/ Asurion Co.-Issuer, Inc., 8.38%, 02/01/2034 (Callable 02/01/2029)(b)	5,000	4,625
Athene Holding Ltd.
6.25%, 04/01/2054 (Callable 10/01/2053)	16,000	14,659
6.63%, 05/19/2055 (Callable 11/19/2054)	17,000	16,556
Aviation Capital Group LLC, 5.38%, 07/15/2029 (Callable 06/15/2029)(b)	47,000	47,561

The accompanying notes are an integral part of these financial statements.

69

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financial - (Continued)
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (Callable 10/18/2027)(b)	$31,000	$30,052
5.75%, 03/01/2029 (Callable 02/01/2029)(b)	34,000	34,675
Azorra Finance Ltd.
7.75%, 04/15/2030 (Callable 10/15/2026)(b)	15,000	15,525
7.25%, 01/15/2031 (Callable 07/15/2027)(b)	25,000	25,625
Banco Bilbao Vizcaya Argentaria SA, 7.13% to 05/08/2033 then 5 yr. CMT Rate + 2.99%, Perpetual (Callable 05/08/2033)	210,000	212,373
Banco de Credito del Peru SA, 3.25% to 09/30/2026 then 5 yr. CMT Rate + 2.45%, 09/30/2031 (Callable 09/30/2026)	170,000	169,024
Banco Internacional del Peru SAA Interbank, 6.40% to 04/30/2030 then 5 yr. CMT Rate + 2.07%, 04/30/2035 (Callable 04/30/2030)(b)	150,000	154,275
Banco Mercantil del Norte SA/Grand Cayman, 8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual (Callable 05/20/2031)(b)	200,000	205,450
Banco Nacional de Mexico SA, 6.70% to 08/07/2031 then 5 yr. CMT Rate + 2.68%, 08/07/2036 (Callable 08/07/2031)(b)	200,000	196,651
Banco Santander SA, 7.25% to 06/03/2036 then 5 yr. CMT Rate + 2.84%, Perpetual (Callable 12/03/2035)	490,000	497,667
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	46,000	45,942
2.55% to 02/04/2027 then SOFR + 1.05%, 02/04/2028 (Callable 02/04/2027)	74,000	73,148
3.71% to 04/24/2027 then 3 mo. Term SOFR + 1.77%, 04/24/2028 (Callable 04/24/2027)	79,000	78,488
6.63% to 05/01/2030 then 5 yr. CMT Rate + 2.68%, Perpetual (Callable 05/01/2030)	213,000	220,189

		Par	Value
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)		$23,000	$23,489
5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036 (Callable 02/12/2035)		29,000	29,521
5.49% (SOFR + 1.57%), 04/23/2037 (Callable 04/23/2036)		13,000	12,950
Bank of Montreal
7.33% to 11/26/2027 then Government of Canada 5 Year Bond Yield + 4.10%, 11/26/2082 (Callable 10/26/2027)	CAD	200,000	147,039
7.30% to 11/26/2034 then 5 yr. CMT Rate + 3.01%, 11/26/2084 (Callable 11/26/2034)		330,000	343,581
6.88% to 11/26/2030 then 5 yr. CMT Rate + 2.98%, 11/26/2085 (Callable 11/26/2030)		200,000	203,552
Bank of New York Mellon Corp.
5.63% to 03/20/2031 then 5 yr. CMT Rate + 2.03%, Perpetual (Callable 03/20/2031)		29,000	28,783
5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032 (Callable 07/22/2031)		52,000	52,660
Bank of Nova Scotia
4.81% to 02/02/2033 then SOFR + 1.05%, 02/02/2034 (Callable 02/02/2033)		23,000	22,599
6.88% to 10/27/2035 then 5 yr. CMT Rate + 2.73%, 10/27/2085 (Callable 10/27/2035)		245,000	246,986
Barclays PLC, 7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual (Callable 03/15/2035)		200,000	209,000
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039 (Callable 01/08/2034)(a)		200,000	213,014
Berkshire Hathaway Finance Corp., 2.38%, 06/19/2039 (Callable 03/19/2039)	GBP	120,000	111,390

The accompanying notes are an integral part of these financial statements.

70

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financial - (Continued)
BNP Paribas SA
6.88% to 12/15/2033 then 5 yr. CMT Rate + 2.85%, Perpetual (Callable 12/15/2033)(b)	$200,000	$199,500
7.20% to 04/17/2036 then 5 yr. CMT Rate + 2.94%, Perpetual (Callable 04/17/2036)(b)	200,000	200,750
Boston Properties LP, 5.75%, 01/15/2035 (Callable 10/15/2034)	29,000	29,287
Brown & Brown, Inc.
4.70%, 06/23/2028 (Callable 05/23/2028)	73,000	72,918
6.25%, 06/23/2055 (Callable 12/12/2054)	14,000	14,056
Canadian Imperial Bank of Commerce
4.72% (SOFR + 0.67%), 06/16/2029 (Callable 06/16/2028)	10,000	10,014
7.00% to 10/28/2030 then 5 yr. CMT Rate + 3.00%, 10/28/2085 (Callable 10/28/2030)	200,000	204,525
6.50% to 07/28/2031 then 5 yr. CMT Rate + 2.73%, 07/28/2086 (Callable 07/28/2031)	200,000	199,426
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	50,000	49,564
Charles Schwab Corp.
4.74% (SOFR + 0.78%), 05/21/2030 (Callable 05/21/2029)	17,000	17,026
6.10% to 06/01/2031 then 5 yr. CMT Rate + 2.25%, Perpetual (Callable 06/01/2031)	110,000	109,725
4.34% to 11/14/2030 then SOFR + 0.94%, 11/14/2031 (Callable 11/14/2030)	18,000	17,704
Citigroup, Inc.
6.88% to 08/15/2030 then 5 yr. CMT Rate + 2.89%, Perpetual (Callable 08/15/2030)	17,000	17,340
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)	29,000	29,131
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031 (Callable 09/11/2030)	21,000	20,682

	Par	Value
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033 (Callable 01/25/2032)	$69,000	$62,381
ConnectOne Bancorp, Inc., 8.13% to 06/01/2030 then 3 mo. Term SOFR + 4.42%, 06/01/2035 (Callable 06/01/2030)	110,000	113,196
Corebridge Financial, Inc., 3.65%, 04/05/2027 (Callable 03/05/2027)	45,000	44,715
CTR Partnership LP / CareTrust Capital Corp., 3.88%, 06/30/2028 (Callable 03/30/2028)(b)	17,000	16,575
Equinix, Inc., 2.95%, 09/15/2051 (Callable 03/15/2051)	53,000	33,091
Essential Properties LP
5.40%, 12/01/2035 (Callable 09/01/2035)	46,000	45,626
5.38%, 07/15/2036 (Callable 04/15/2036)	15,000	14,811
Extra Space Storage LP, 5.40%, 06/15/2035 (Callable 03/15/2035)	31,000	31,217
First Citizens BancShares, Inc./NC
7.00% to 12/15/2030 then 5 yr. CMT Rate + 3.30%, Perpetual (Callable 12/15/2030)	305,000	306,717
6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040 (Callable 12/12/2034)	170,000	166,665
First Financial Bancorp, 6.38% to 12/01/2030 then 3 mo. Term SOFR + 3.00%, 12/01/2035 (Callable 12/01/2030)	100,000	100,917
First Industrial LP, 5.25%, 01/15/2031 (Callable 12/15/2030)	44,000	44,297
First Interstate BancSystem, Inc., 7.63% to 06/15/2030 then 3 mo. Term SOFR + 3.98%, 06/15/2035 (Callable 06/15/2030)	70,000	72,838
Five Star Bancorp, 6.00% to 09/01/2027 then SOFR + 3.29%, 09/01/2032 (Callable 08/18/2027)(b)	50,000	48,070
Flagstar Bank NA, 6.69% (3 mo. Term SOFR + 3.04%), 11/06/2028 (Callable 08/06/2026)	60,000	58,533

The accompanying notes are an integral part of these financial statements.

71

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financial - (Continued)
Focus Financial Partners LLC, 6.75%, 09/15/2031 (Callable 09/15/2027)(b)	$50,000	$50,312
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032 (Callable 04/01/2028)(b)	5,000	5,081
Gabx Leasing LLC, 4.63%, 04/15/2031 (Callable 03/15/2031)(b)	21,000	20,689
GGAM Finance Ltd., 6.88%, 04/15/2029 (Callable 07/31/2026)(b)	30,000	30,675
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (Callable 07/31/2026)(b)	65,000	66,056
Goldman Sachs Group, Inc.
6.85% to 02/10/2030 then 5 yr. CMT Rate + 2.46%, Perpetual (Callable 02/10/2030)	16,000	16,440
4.37% to 10/21/2030 then SOFR + 1.06%, 10/21/2031 (Callable 10/21/2030)	35,000	34,237
4.52% to 01/21/2031 then SOFR + 0.96%, 01/21/2032 (Callable 01/21/2031)	5,000	4,899
Guardian Life Global Funding, 4.33%, 10/06/2030(b)	36,000	35,355
HSBC Holdings PLC
5.22% (SOFR + 1.57%), 05/13/2031 (Callable 05/13/2030)	235,000	239,996
7.00% to 03/24/2036 then 5 yr. CMT Rate + 2.80%, Perpetual (Callable 09/24/2035)	265,000	271,956
HUB International Ltd., 7.25%, 06/15/2030 (Callable 07/31/2026)(b)	15,000	15,356
Huntington Bancshares, Inc./OH
6.25% to 10/15/2030 then 5 yr. CMT Rate + 2.65%, Perpetual (Callable 10/15/2030)	285,000	287,494
2.49% to 08/15/2031 then 5 yr. CMT Rate + 1.17%, 08/15/2036 (Callable 08/15/2031)	21,000	18,081
ING Groep NV, 7.00% to 11/16/2032 then USISSO05 + 3.59%, Perpetual (Callable 11/16/2032)	200,000	205,750
Iron Mountain, Inc., 4.88%, 09/15/2029 (Callable 07/11/2026)(b)	75,000	73,312

	Par	Value
JPMorgan Chase & Co.
6.07% (SOFR + 1.33%), 10/22/2027 (Callable 10/22/2026)	$92,000	$92,446
4.51% (SOFR + 0.86%), 10/22/2028 (Callable 10/22/2027)	88,000	88,013
5.14% to 01/24/2030 then SOFR + 1.01%, 01/24/2031 (Callable 01/24/2030)	27,000	27,311
4.62% to 04/23/2031 then SOFR + 0.99%, 04/23/2032 (Callable 04/23/2031)	70,000	69,221
5.58% to 07/23/2035 then SOFR + 1.64%, 07/23/2036 (Callable 07/23/2035)	23,000	23,273
4.81% to 10/22/2035 then SOFR + 1.19%, 10/22/2036 (Callable 10/22/2035)	37,000	36,004
Liberty Mutual Group, Inc., 5.25%, 05/01/2036 (Callable 02/01/2036)(b)	29,000	28,590
Lloyds Banking Group PLC, 6.63% to 09/27/2035 then 5 yr. CMT Rate + 2.68%, Perpetual (Callable 09/27/2035)(a)	200,000	198,500
Marsh & McLennan Cos., Inc.
4.55%, 11/08/2027 (Callable 10/08/2027)	70,000	70,088
4.95%, 03/15/2036 (Callable 12/15/2035)	17,000	16,685
Morgan Stanley
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	62,000	61,908
4.24% (SOFR + 0.80%), 01/09/2030 (Callable 01/09/2029)	18,000	17,780
4.36% to 10/22/2030 then SOFR + 1.07%, 10/22/2031 (Callable 10/22/2030)	18,000	17,566
5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038 (Callable 01/19/2033)	16,000	16,479
5.94% to 02/07/2034 then 5 yr. CMT Rate + 1.80%, 02/07/2039 (Callable 02/07/2034)	30,000	30,849
Navient Corp., 5.00%, 03/15/2027 (Callable 09/15/2026)	75,000	74,437

The accompanying notes are an integral part of these financial statements.

72

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financial - (Continued)
New York Life Insurance Co., 6.75%, 11/15/2039(b)	$15,000	$16,583
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031 (Callable 11/01/2030)	36,000	33,402
OneMain Finance Corp.
3.88%, 09/15/2028 (Callable 07/31/2026)	75,000	72,562
7.50%, 05/15/2031 (Callable 05/15/2027)	20,000	20,625
6.50%, 03/15/2033 (Callable 09/15/2028)	20,000	19,625
Oversea-Chinese Banking Corp. Ltd., 4.60% to 06/15/2027 then 5 yr. CMT Rate + 1.58%, 06/15/2032 (Callable 06/15/2027)	200,000	199,798
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (Callable 06/01/2027)(b)	85,000	84,469
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
4.88%, 05/15/2029 (Callable 07/31/2026)(b)	75,000	73,219
7.00%, 02/01/2030 (Callable 08/01/2026)(b)	30,000	30,675
PennyMac Financial Services, Inc.
4.25%, 02/15/2029 (Callable 07/31/2026)(b)	75,000	71,531
7.88%, 12/15/2029 (Callable 12/15/2026)(b)	20,000	20,800
6.88%, 05/15/2032 (Callable 05/15/2028)(b)	30,000	29,325
Phillips Edison Grocery Center Operating Partnership I LP, 5.25%, 08/15/2032 (Callable 06/15/2032)	38,000	38,384
PNC Financial Services Group, Inc.
3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual (Callable 09/15/2026)	125,000	124,375
5.37% to 07/21/2035 then SOFR + 1.42%, 07/21/2036 (Callable 07/21/2035)	23,000	23,123
5.42% (5 yr. CMT Rate + 1.17%), 01/25/2041 (Callable 01/25/2036)	15,000	14,710
Popular, Inc., 7.25%, 03/13/2028 (Callable 02/13/2028)	80,000	82,309
PRA Group, Inc., 8.38%, 02/01/2028 (Callable 07/11/2026)(b)	75,000	75,937

		Par	Value
Progressive Corp., 5.15%, 03/26/2036 (Callable 12/26/2035)		$33,000	$32,985
Provident Financial Services, Inc., 9.00% to 05/15/2029 then 3 mo. Term SOFR + 4.77%, 05/15/2034 (Callable 05/15/2029)		110,000	116,048
RHP Hotel Properties LP / RHP Finance Corp.
6.50%, 06/15/2033 (Callable 06/15/2028)(b)		25,000	25,594
5.75%, 03/15/2034 (Callable 03/15/2029)(b)		5,000	4,937
Rocket Cos., Inc., 6.38%, 08/01/2033 (Callable 08/01/2028)(b)		15,000	15,257
Royal Bank of Canada
4.20% to 02/24/2027 then Government of Canada 5 Year Bond Yield + 2.71%, Perpetual (Callable 02/24/2027)	CAD	400,000	279,212
4.72% to 03/27/2027 then SOFR + 0.81%, 03/27/2028 (Callable 03/27/2027)		50,000	50,118
4.52% to 10/18/2027 then SOFR + 0.86%, 10/18/2028 (Callable 10/18/2027)		113,000	113,016
4.31% to 11/03/2030 then SOFR + 0.98%, 11/03/2031 (Callable 11/03/2030)		69,000	67,643
6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084 (Callable 11/24/2034)		200,000	192,831
6.75% to 08/24/2030 then 5 yr. CMT Rate + 2.82%, 08/24/2085 (Callable 08/24/2030)		85,000	86,377
6.50% to 05/24/2033 then 5 yr. CMT Rate + 2.45%, 05/24/2086 (Callable 05/24/2033)		300,000	297,380
Sabra Health Care LP, 3.20%, 12/01/2031 (Callable 09/01/2031)		19,000	17,219
Santander Holdings USA, Inc., 5.04% (SOFR + 1.10%), 06/05/2030 (Callable 06/05/2029)		6,000	6,001
Simmons First National Corp., 6.25% to 10/01/2030 then 3 mo. Term SOFR + 3.02%, 10/01/2035 (Callable 10/01/2030)		130,000	129,067

The accompanying notes are an integral part of these financial statements.

73

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financial - (Continued)
Societe Generale SA
8.13% to 05/21/2030 then 5 yr. CMT Rate + 3.79%, Perpetual (Callable 11/21/2029)(b)	$200,000	$209,750
7.13% to 01/15/2036 then 5 yr. CMT Rate + 2.95%, Perpetual (Callable 07/15/2035)(a)(b)	200,000	198,250
South State Bank NA, 8.38% to 08/15/2029 then 3 mo. Term SOFR + 4.61%, 08/15/2034 (Callable 08/15/2029)	70,000	73,528
Southside Bancshares, Inc., 7.00% to 08/15/2030 then 3 mo. Term SOFR + 3.57%, 08/15/2035 (Callable 08/15/2030)	145,000	147,845
Standard Chartered PLC, 7.00% to 05/14/2036 then 5 yr. CMT Rate + 2.87%, Perpetual (Callable 11/14/2035)(b)	200,000	202,250
Starwood Property Trust, Inc.
5.25%, 10/15/2028 (Callable 07/15/2028)(b)	25,000	24,804
5.88%, 08/15/2029 (Callable 05/15/2029)(b)	75,000	75,000
Store Capital LLC, 4.95%, 02/11/2031 (Callable 01/11/2031)	6,000	5,929
Symetra Life Insurance Co., 6.55%, 10/01/2055 (Callable 04/01/2055)(b)	8,000	8,176
Synovus Bank/Columbus GA, 5.96% to 01/15/2031 then 5 yr. CMT Rate + 2.30%, 01/15/2036 (Callable 01/15/2031)	250,000	246,894
Toronto-Dominion Bank
4.98%, 04/05/2027	73,000	73,341
4.93%, 10/15/2035	36,000	35,373
Travelers Cos., Inc., 4.60%, 08/01/2043	16,000	14,272
Truist Financial Corp., 5.15% to 08/05/2031 then SOFR + 1.57%, 08/05/2032 (Callable 08/05/2031)	62,000	62,358
UBS Group AG
7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual (Callable 08/10/2034)(b)	200,000	202,000

		Par	Value
7.00% to 07/08/2036 then USISSO05 + 3.32%, Perpetual (Callable 01/08/2036)(b)		$405,000	$407,025
United Overseas Bank Ltd., 2.00% to 10/14/2026 then 5 yr. CMT Rate + 1.23%, 10/14/2031 (Callable 10/14/2026)		200,000	198,066
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 8.63%, 06/15/2032 (Callable 06/15/2028)(b)		15,000	15,675
VICI Properties LP, 5.63%, 04/01/2035 (Callable 01/01/2035)		150,000	149,509
VICI Properties LP / VICI Note Co., Inc., 4.13%, 08/15/2030 (Callable 07/31/2026)(b)		100,000	95,725
Wells Fargo & Co.
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)(a)		78,000	77,324
4.84% to 05/20/2031 then SOFR + 0.97%, 05/20/2032 (Callable 05/20/2031)		103,000	102,633
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035 (Callable 12/03/2034)		35,000	34,963
			14,418,040
Government - 0.7%
Asian Infrastructure Investment Bank, 7.00%, 03/01/2029	INR	20,300,000	212,413
European Bank for Reconstruction & Development, 6.30%, 10/26/2027	INR	11,300,000	117,459
Indonesia Government International Bond, 1.10%, 03/12/2033	EUR	100,000	93,450
Inter-American Development Bank
7.00%, 01/25/2029	INR	11,000,000	115,142
7.35%, 10/06/2030	INR	13,000,000	137,105
International Bank for Reconstruction & Development
5.57% (3 mo. NIBOR + 1.00%), 06/28/2027	NOK	10,000	1,019
6.85%, 04/24/2028	INR	10,000,000	104,657
7.05%, 07/22/2029	INR	6,000,000	62,878
International Development Association, 1.75%, 02/17/2027	NOK	540,000	53,583

The accompanying notes are an integral part of these financial statements.

74

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Government - (Continued)
New Zealand Local Government Funding Agency Bond, 4.70%, 08/01/2028	AUD	45,000	$31,105
Nordic Investment Bank, 7.23%, 01/23/2030	INR	13,600,000	142,780
Treasury Corp. of Victoria, 4.25%, 12/20/2032	AUD	205,000	136,322
			1,207,913
Industrial - 2.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (Callable 07/11/2026)(b)		20,000	20,450
Advanced Drainage Systems, Inc., 5.38%, 03/01/2034 (Callable 03/01/2029)(b)		5,000	4,894
AECOM, 6.00%, 08/01/2033 (Callable 08/01/2028)(b)		170,000	170,213
AGCO Corp., 5.45%, 03/21/2027 (Callable 02/21/2027)		48,000	48,121
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033 (Callable 08/15/2028)(b)		25,000	26,125
Amphenol Corp.
4.38%, 06/12/2028 (Callable 05/12/2028)		55,000	54,888
5.30%, 11/15/2055 (Callable 05/15/2055)		26,000	24,621
Arrow Electronics, Inc., 5.88%, 04/10/2034 (Callable 01/10/2034)		31,000	31,866
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/2034(e)		191,853	157,080
Boeing Co., 5.81%, 05/01/2050 (Callable 11/01/2049)		145,000	143,305
Bombardier, Inc., 6.75%, 06/15/2033 (Callable 06/15/2028)(b)		25,000	25,875
Builders FirstSource, Inc.
6.38%, 03/01/2034 (Callable 03/01/2029)(b)		35,000	35,394
6.75%, 05/15/2035 (Callable 05/15/2030)(b)		15,000	15,281
Burlington Northern Santa Fe LLC, 5.50%, 03/15/2055 (Callable 09/15/2054)		37,000	35,790
Cascades, Inc./Cascades USA, Inc., 5.38%, 01/15/2028 (Callable 07/31/2026)(b)		75,000	74,813
Caterpillar Financial Services Corp., 4.40%, 03/03/2028		56,000	56,024

		Par	Value
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030)(b)		$37,000	$34,485
Cellnex Finance Co. SA, 2.00%, 09/15/2032 (Callable 06/15/2032)	EUR	100,000	103,788
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (Callable 07/31/2026)(b)		75,000	74,813
6.75%, 04/15/2032 (Callable 04/15/2028)(b)		5,000	4,837
CNH Industrial Capital LLC, 4.38%, 03/07/2031 (Callable 02/07/2031)		18,000	17,609
Columbus McKinnon Corp./NY, 7.13%, 02/01/2033 (Callable 02/01/2029)(b)		15,000	15,000
CRH America Finance, Inc., 4.40%, 02/09/2031 (Callable 01/09/2031)		34,000	33,452
CSX Corp., 3.80%, 11/01/2046 (Callable 05/01/2046)		72,000	55,660
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (Callable 07/31/2026)(b)		30,000	30,600
Energizer Holdings, Inc.
4.38%, 03/31/2029 (Callable 07/31/2026)(b)		75,000	72,656
6.00%, 09/15/2033 (Callable 09/15/2028)(b)		15,000	14,419
Flex Ltd., 5.38%, 11/13/2035 (Callable 08/13/2035)		19,000	18,787
GATX Corp.
5.40%, 03/15/2027 (Callable 02/15/2027)		59,000	59,324
5.20%, 03/15/2044 (Callable 09/15/2043)		22,000	20,409
GE Vernova, Inc., 5.50%, 02/04/2056 (Callable 08/04/2055)		11,000	10,637
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (Callable 04/15/2027)(b)		35,000	35,525
GFL Environmental Holdings US, Inc., 5.50%, 02/01/2034 (Callable 02/01/2029)(b)		30,000	29,287
Goat Holdco LLC, 6.75%, 02/01/2032 (Callable 02/01/2028)(b)		20,000	20,425
Griffon Corp., 5.75%, 03/01/2028 (Callable 07/31/2026)		30,000	30,000
Honeywell Aerospace, Inc., 4.95%, 03/16/2036 (Callable 12/16/2035)(b)		30,000	29,479

The accompanying notes are an integral part of these financial statements.

75

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrial - (Continued)
Hubbell, Inc., 4.90%, 06/15/2033 (Callable 04/15/2033)	$20,000	$19,812
Imola Merger Corp., 4.75%, 05/15/2029 (Callable 07/31/2026)(b)	75,000	73,500
Ingersoll Rand, Inc., 5.20%, 06/15/2027 (Callable 05/15/2027)	47,000	47,292
Jabil, Inc., 4.75%, 02/01/2033 (Callable 12/01/2032)	15,000	14,578
Jacobs Solutions, Inc., 5.38%, 03/03/2036 (Callable 12/03/2035)	59,000	58,009
John Deere Capital Corp., 4.25%, 06/05/2028	69,000	68,877
Kennametal, Inc., 5.80%, 05/28/2036 (Callable 02/28/2036)	14,000	14,133
L3Harris Technologies, Inc., 4.40%, 06/15/2028 (Callable 03/15/2028)	69,000	68,676
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/2034	145,705	150,248
Lockheed Martin Corp., 5.00%, 08/15/2035 (Callable 05/15/2035)	36,000	36,135
Madison IAQ LLC, 5.88%, 06/30/2029 (Callable 07/31/2026)(b)	15,000	14,963
MasTec, Inc., 5.90%, 06/15/2029 (Callable 05/15/2029)	32,000	32,813
Molex Electronic Technologies LLC, 5.25%, 04/30/2032 (Callable 02/29/2032)(b)	38,000	38,552
Northrop Grumman Corp.
4.03%, 10/15/2047 (Callable 04/15/2047)	22,000	17,460
5.20%, 06/01/2054 (Callable 12/01/2053)	59,000	54,679
nVent Finance Sarl, 5.65%, 05/15/2033 (Callable 02/15/2033)	17,000	17,479
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (Callable 07/31/2026)(a)(b)	30,000	29,625
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35%, 03/30/2029 (Callable 02/28/2029)(b)	76,000	77,031
5.25%, 02/01/2030 (Callable 01/01/2030)(b)	64,000	64,734
PODS LLC, 8.75%, 05/15/2031 (Callable 05/15/2028)(b)	5,000	4,900

	Par	Value
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (Callable 03/01/2028)(b)	$85,000	$86,594
6.75%, 03/01/2033 (Callable 03/01/2028)(b)	85,000	86,488
Ryder System, Inc., 5.25%, 06/01/2028 (Callable 05/01/2028)	70,000	70,760
Seaspan Corp., 5.50%, 08/01/2029 (Callable 07/31/2026)(b)	20,000	19,425
Simpar Europe SA, 5.20%, 01/26/2031 (Callable 07/31/2026)	200,000	169,000
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028 (Callable 07/31/2026)(b)	75,000	75,094
Sonoco Products Co., 4.60%, 09/01/2029 (Callable 08/01/2029)	18,000	17,884
Spirit AeroSystems, Inc., 4.60%, 06/15/2028 (Callable 03/15/2028)	14,000	13,930
Standard Building Solutions, Inc.
6.50%, 08/15/2032 (Callable 08/15/2027)(b)	15,000	15,056
5.88%, 03/15/2034 (Callable 03/15/2029)(b)	10,000	9,625
Standard Industries, Inc./NY, 4.75%, 01/15/2028 (Callable 07/31/2026)(b)	75,000	74,344
Stanley Black & Decker, Inc., 6.71% to 03/15/2030 then 5 yr. CMT Rate + 2.66%, 03/15/2060 (Callable 03/15/2030)	355,000	348,384
Sword Purchaser LLC, 8.25%, 04/15/2033 (Callable 04/15/2029)(b)	60,000	62,100
Textron, Inc., 5.50%, 05/15/2035 (Callable 02/15/2035)	34,000	34,626
TransDigm, Inc.
6.38%, 03/01/2029 (Callable 07/11/2026)(b)	75,000	76,031
7.13%, 12/01/2031 (Callable 12/01/2026)(b)	230,000	237,762
6.38%, 05/31/2033 (Callable 05/31/2028)(b)	55,000	55,481
6.25%, 01/31/2034 (Callable 08/31/2028)(b)	50,000	50,938
6.75%, 01/31/2034 (Callable 08/31/2028)(b)	100,000	102,625
Veralto Corp.
4.85%, 01/15/2032 (Callable 12/15/2031)	29,000	28,954
5.45%, 09/18/2033 (Callable 06/18/2033)	17,000	17,402

The accompanying notes are an integral part of these financial statements.

76

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrial - (Continued)
Vertiv Group Corp., 4.13%, 11/15/2028 (Callable 07/31/2026)(b)	$102,000	$100,725
Vertiv Holdings Co., 5.80%, 03/15/2056 (Callable 09/15/2055)	13,000	12,760
Waste Connections, Inc., 5.25%, 09/01/2035 (Callable 06/01/2035)	28,000	28,363
Waste Management, Inc., 4.95%, 07/03/2027 (Callable 06/03/2027)	85,000	85,548
Waste Pro USA, Inc., 7.00%, 02/01/2033 (Callable 02/01/2028)(b)	20,000	20,475
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032 (Callable 08/01/2027)(b)	15,000	15,412
WESCO Distribution, Inc.
6.38%, 03/15/2033 (Callable 03/15/2028)(b)	20,000	20,525
5.50%, 04/15/2034 (Callable 04/15/2029)(b)	5,000	4,931
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030 (Callable 04/29/2030)	64,000	64,360
WSP Global, Inc., 5.04%, 09/18/2031 (Callable 08/18/2031)(b)	42,000	41,621
XPO, Inc., 7.13%, 06/01/2031 (Callable 07/11/2026)(b)	30,000	30,938
Xylem, Inc./NY, 5.20%, 06/01/2033 (Callable 04/01/2033)	19,000	19,232
Yinson Bergenia Production BV, 8.50%, 01/31/2045 (Callable 01/31/2043)(b)	197,340	211,154
		4,847,975
Technology - 1.1%
Advanced Micro Devices, Inc., 4.32%, 03/24/2028 (Callable 02/24/2028)	37,000	37,030
Amentum Holdings, Inc., 7.25%, 08/01/2032 (Callable 08/01/2027)(b)	15,000	15,431
Analog Devices, Inc., 4.25%, 06/15/2028 (Callable 05/15/2028)	83,000	82,680
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (Callable 07/31/2026)(b)	20,000	19,175

	Par	Value
Broadcom, Inc., 4.80%, 04/15/2028 (Callable 03/15/2028)	$97,000	$97,510
CACI International, Inc., 6.38%, 06/15/2033 (Callable 06/15/2028)(b)	85,000	86,062
Cadence Design Systems, Inc., 4.20%, 09/10/2027	121,000	120,670
Cloud Software Group, Inc.
6.50%, 03/31/2029 (Callable 07/11/2026)(b)	135,000	130,950
9.00%, 09/30/2029 (Callable 07/31/2026)(b)	5,000	4,850
6.63%, 08/15/2033 (Callable 08/15/2028)(b)	226,000	195,207
CoreWeave, Inc., 9.25%, 06/01/2030 (Callable 06/01/2027)(b)	295,000	296,844
Dell International LLC / EMC Corp.
5.00%, 02/15/2034 (Callable 12/15/2033)	27,000	26,614
8.35%, 07/15/2046 (Callable 01/15/2046)	110,000	138,954
Dell, Inc., 6.50%, 04/15/2038	17,000	18,281
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (Callable 12/01/2026)(b)	10,000	9,675
Gartner, Inc., 3.75%, 10/01/2030 (Callable 07/11/2026)(b)	90,000	82,292
Intel Corp., 5.30%, 05/15/2036 (Callable 02/15/2036)	18,000	17,901
Intuit, Inc., 5.50%, 09/15/2053 (Callable 03/15/2053)	25,000	22,443
Kyndryl Holdings, Inc., 4.10%, 10/15/2041 (Callable 04/15/2041)	80,000	56,854
Marvell Technology, Inc., 5.30%, 04/15/2036 (Callable 01/15/2036)	29,000	28,782
MSCI, Inc.
3.63%, 09/01/2030 (Callable 07/31/2026)(b)	55,000	51,942
3.63%, 11/01/2031 (Callable 11/01/2026)(b)	56,000	51,883
5.15%, 03/15/2036 (Callable 12/15/2035)	145,000	140,323
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.85%, 08/19/2032 (Callable 06/19/2032)	28,000	27,655
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033 (Callable 07/01/2029)(b)	10,000	10,450
8.75%, 07/01/2034 (Callable 07/01/2029)(b)	5,000	5,306

The accompanying notes are an integral part of these financial statements.

77

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Technology - (Continued)
Oracle Corp., 5.95%, 09/26/2055 (Callable 03/26/2055)	$25,000	$21,255
Qorvo, Inc., 3.38%, 04/01/2031 (Callable 07/31/2026)(b)	39,000	35,685
Roper Technologies, Inc., 4.25%, 09/15/2028 (Callable 08/15/2028)	11,000	10,903
Synopsys, Inc., 4.65%, 04/01/2028 (Callable 03/01/2028)	34,000	34,004
UKG, Inc., 6.88%, 02/01/2031 (Callable 02/01/2027)(b)	90,000	87,413
		1,965,024
Utilities - 3.4%
Adani Electricity Mumbai Ltd., 3.87%, 07/22/2031 (Callable 01/22/2031)	200,000	182,425
Adani Transmission Step-One Ltd., 4.25%, 05/21/2036	127,000	114,790
AEP Texas, Inc.
5.45%, 05/15/2029 (Callable 04/15/2029)	20,000	20,374
5.20%, 04/15/2036 (Callable 01/15/2036)	13,000	12,834
AES Corp., 7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055 (Callable 10/15/2029)	530,000	541,262
Alabama Power Co., 3.75%, 09/01/2027 (Callable 08/01/2027)	98,000	97,445
Alliant Energy Corp., 5.75% to 04/01/2031 then 5 yr. CMT Rate + 2.08%, 04/01/2056 (Callable 01/01/2031)	18,000	17,775
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	120,000	118,563
American Electric Power Co., Inc., 6.95% to 12/15/2034 then 5 yr. CMT Rate + 2.68%, 12/15/2054 (Callable 09/15/2034)	205,000	218,581
Arizona Public Service Co., 5.90%, 08/15/2055 (Callable 02/15/2055)	68,000	67,971
Black Hills Corp., 6.00%, 01/15/2035 (Callable 10/15/2034)	61,000	63,340
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (Callable 05/01/2028)(b)	61,000	61,381
Chile Electricity Lux MPC Sarl, 6.01%, 01/20/2033	172,000	177,084

	Par	Value
Chpe LLC, 5.10%, 06/30/2033 (Callable 04/30/2033)(b)	$7,000	$6,963
CMS Energy Corp., 6.50% to 06/01/2035 then 5 yr. CMT Rate + 1.96%, 06/01/2055 (Callable 03/01/2035)	82,000	83,948
Commonwealth Edison Co., 5.95%, 06/01/2055 (Callable 12/01/2054)	65,000	66,515
Constellation Energy Generation LLC, 4.40%, 01/15/2031 (Callable 12/15/2030)	29,000	28,460
Dominion Energy, Inc.
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054 (Callable 03/03/2034)	155,000	163,409
6.63% to 05/15/2035 then 5 yr. CMT Rate + 2.21%, 05/15/2055 (Callable 02/15/2035)	140,000	143,122
6.25% (5 yr. CMT Rate + 1.70%), 12/15/2056 (Callable 09/16/2036)	75,000	75,281
DTE Energy Co., 6.20% to 07/01/2033 then 5 yr. CMT Rate + 1.81%, 07/01/2058 (Callable 04/01/2033)	28,000	28,245
Duke Energy Corp.
5.00%, 08/15/2052 (Callable 02/15/2052)	22,000	19,077
5.80%, 06/15/2054 (Callable 12/15/2053)	45,000	43,944
6.45% to 09/01/2034 then 5 yr. CMT Rate + 2.59%, 09/01/2054 (Callable 06/01/2034)	45,000	46,575
Emera US Finance LLC, 6.85% to 10/01/2036 then 5 yr. CMT Rate + 2.65%, 10/01/2056 (Callable 07/01/2036)	234,000	236,343
Entergy Arkansas LLC, 5.75%, 01/15/2056 (Callable 07/15/2055)	25,000	24,742
Entergy Corp., 7.13% to 12/01/2029 then 5 yr. CMT Rate + 2.67%, 12/01/2054 (Callable 09/01/2029)	34,000	35,020
Essential Utilities, Inc., 5.13%, 03/15/2036 (Callable 12/15/2035)	15,000	14,741
EUSHI Finance, Inc.
7.63% to 12/15/2029 then 5 yr. CMT Rate + 3.14%, 12/15/2054 (Callable 09/15/2029)	40,000	41,546

The accompanying notes are an integral part of these financial statements.

78

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
6.25% to 04/01/2031 then 5 yr. CMT Rate + 2.51%, 04/01/2056 (Callable 01/01/2031)	$150,000	$145,988
Eversource Energy
2.90%, 03/01/2027 (Callable 02/01/2027)	61,000	60,340
6.35% (5 yr. CMT Rate + 2.33%), 08/15/2056 (Callable 05/15/2036)	215,000	214,731
Exelon Corp., 6.50% to 03/15/2035 then 5 yr. CMT Rate + 1.98%, 03/15/2055 (Callable 12/15/2034)	175,000	179,156
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/2041 (Callable 07/31/2040)	198,101	199,714
Generadora de Gatun SA, 6.87%, 09/30/2044 (Callable 09/30/2041)(b)	200,000	207,250
Georgia Power Co., 5.00%, 02/23/2027 (Callable 01/23/2027)	48,000	48,180
Hydro One, Inc., 4.75%, 05/30/2031 (Callable 04/30/2031)	43,000	43,054
JSW Hydro Energy Ltd., 4.13%, 05/18/2031 (Callable 07/31/2026)	135,500	126,354
Kentucky Utilities Co., 5.85%, 08/15/2055 (Callable 02/15/2055)	15,000	15,141
Liberty Utilities Co., 5.10%, 05/15/2031 (Callable 04/15/2031)(b)	29,000	28,888
Minejesa Capital BV, 5.63%, 08/10/2037	200,000	190,072
Mong Duong Finance Holdings BV, 5.13%, 05/07/2029 (Callable 07/31/2026)	119,043	117,406
National Fuel Gas Co.
5.05%, 10/15/2031 (Callable 09/15/2031)	20,000	19,910
5.95%, 03/15/2035 (Callable 12/15/2034)	15,000	15,451
National Rural Utilities Cooperative Finance Corp., 4.12%, 09/16/2027 (Callable 08/16/2027)	88,000	87,744
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027 (Callable 06/15/2027)	74,000	74,080

	Par	Value
6.75% to 06/15/2034 then 5 yr. CMT Rate + 2.46%, 06/15/2054 (Callable 03/15/2034)	$16,000	$16,640
5.90%, 03/15/2055 (Callable 09/15/2054)	17,000	16,806
6.50% to 08/15/2035 then 5 yr. CMT Rate + 1.98%, 08/15/2055 (Callable 05/15/2035)	40,000	41,050
5.85%, 03/01/2056 (Callable 09/01/2055)	25,000	24,609
NiSource, Inc.
5.35%, 04/01/2034 (Callable 01/01/2034)	59,000	60,166
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054 (Callable 08/30/2029)	18,000	18,585
5.85%, 04/01/2055 (Callable 10/01/2054)	27,000	26,690
NRG Energy, Inc.
5.25%, 06/15/2029 (Callable 07/16/2026)(b)	75,000	74,813
6.00%, 02/01/2033 (Callable 11/01/2027)(b)	15,000	15,056
6.00%, 01/15/2036 (Callable 10/15/2030)(b)	125,000	124,688
6.13%, 05/15/2036 (Callable 05/15/2031)(b)	5,000	4,994
Pampa Energia SA, 7.75%, 11/14/2037 (Callable 11/14/2032)(b)	40,000	40,904
PSEG Power LLC, 5.20%, 05/15/2030 (Callable 04/15/2030)(b)	24,000	24,262
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027 (Callable 10/15/2027)	143,000	145,491
Sempra
4.13% (5 yr. CMT Rate + 2.87%), 04/01/2052 (Callable 01/01/2027)	140,000	137,472
6.55% to 04/01/2035 then 5 yr. CMT Rate + 2.14%, 04/01/2055 (Callable 01/01/2035)	110,000	110,550
Southern Co., 6.38% to 03/15/2035 then 5 yr. CMT Rate + 2.07%, 03/15/2055 (Callable 12/15/2034)	167,000	170,966
Southern Co. Gas Capital Corp., 4.05%, 09/15/2028 (Callable 08/15/2028)	12,000	11,862

The accompanying notes are an integral part of these financial statements.

79

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
Spire, Inc., 6.45% to 06/01/2036 then 5 yr. CMT Rate + 2.33%, 06/01/2056 (Callable 03/01/2036)	$80,000	$80,600
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/2033 (Callable 07/15/2026)	120,500	122,006
Talen Energy Supply LLC, 6.25%, 02/01/2034 (Callable 10/15/2028)(b)	15,000	14,906
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031 (Callable 12/15/2030)(b)	64,000	64,369
Virginia Electric and Power Co.
5.55%, 08/15/2054 (Callable 02/15/2054)	23,000	22,094
5.60%, 09/15/2055 (Callable 03/15/2055)	14,000	13,545
Vistra Operations Co. LLC
4.38%, 05/01/2029 (Callable 07/11/2026)(b)	72,000	70,650
5.55%, 04/30/2036 (Callable 01/30/2036)(b)	18,000	17,905
WEC Energy Group, Inc.
2.20%, 12/15/2028 (Callable 10/15/2028)	54,000	50,966
5.63% to 05/15/2031 then 5 yr. CMT Rate + 1.91%, 05/15/2056 (Callable 02/15/2031)	26,000	25,805
		6,073,665
TOTAL CORPORATE BONDS (Cost $55,084,199)		54,584,820
COLLATERALIZED MORTGAGE OBLIGATIONS - 23.2%
A&D Mortgage LLC
Series 2026-NQM2, Class A3, 5.17%, 03/25/2071 (Callable 02/25/2029)(b)(c)	111,737	110,327
Series 2026-NQM3, Class A1, 5.08%, 04/25/2071 (Callable 04/25/2029)(b)(h)	214,570	212,844
Angel Oak Mortgage Trust LLC
Series 2025-6, Class M1A, 6.33%, 04/25/2070 (Callable 05/25/2028)(b)(h)	800,000	805,069
Series 2026-1, Class A1, 4.75%, 02/25/2071 (Callable 01/25/2029)(b)(h)	140,745	139,161

	Par	Value
AREIT Trust, Series 2025-CRE10, Class D, 6.43% (1 mo. Term SOFR + 2.79%), 01/17/2030, (2.79% Floor) (Callable 07/17/2027)(b)	$100,000	$99,086
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/2049 (Callable 07/25/2026)(b)(h)	19,198	19,027
Series 2019-2, Class A3, 3.80%, 04/25/2049 (Callable 07/25/2026)(b)(h)	39,264	38,798
ARZ Trust, Series 2024-BILT, Class C, 6.36%, 06/11/2039(b)	250,000	251,475
BANK-2018
Series 2018-BN11, Class XA, 0.59%, 03/15/2061 (Callable 01/15/2028)(h)(i)	10,719,231	79,932
Series 2018-BN14, Class C, 4.76%, 09/15/2060 (Callable 09/15/2028)(h)	100,000	91,419
BANK-2019
Series 2019-BN18, Class B, 3.98%, 05/15/2062 (Callable 05/15/2029)	125,000	109,121
Series 2019-BN21, Class XA, 0.93%, 10/17/2052 (Callable 07/15/2029)(h)(i)	3,773,889	80,511
BANK-2020, Series 2020-BN30, Class XA, 1.35%, 12/15/2053(h)(i)	1,155,130	48,532
BANK5 Trust, Series 2025-5YR17, Class XA, 1.40%, 11/15/2058 (Callable 10/15/2030)(h)(i)	1,704,003	73,114
Bayview Asset Management LLC/Private Equity, Series 2022-2, Class AF, 4.48% (30 day avg SOFR US + 0.85%), 12/25/2051, (0.00% Floor), (5.00% Cap) (Callable 10/25/2043)(b)	367,877	342,325
BBCMS Trust
Series 2019-BWAY, Class E, 6.59% (1 mo. Term SOFR + 2.96%), 11/15/2034, (2.85% Floor)(b)	100,000	648
Series 2021-C11, Class XD, 1.63%, 09/15/2054(b)(h)(i)	1,255,000	81,231
Series 2023-C19, Class B, 6.56%, 04/15/2056 (Callable 04/15/2033)(h)	100,000	100,016
Series 2024-5C29, Class C, 5.51%, 09/15/2057 (Callable 09/15/2029)	100,000	97,925

The accompanying notes are an integral part of these financial statements.

80

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2025-5C37, Class XA, 1.88%, 09/15/2058 (Callable 11/15/2031)(h)(i)	$969,627	$56,412
Series 2025-5C38, Class B, 5.72%, 11/15/2058 (Callable 11/15/2030)(h)	87,000	87,405
Series 2026-5C40, Class D, 4.25%, 02/15/2059 (Callable 01/15/2031)(b)	100,000	84,463
Benchmark Mortgage Trust
Series 2019-B10, Class XB, 1.07%, 03/15/2062 (Callable 01/15/2029)(b)(h)(i)	2,820,000	62,527
Series 2019-B13, Class C, 3.84%, 08/15/2057 (Callable 10/15/2029)(h)	200,000	167,138
Series 2021-B25, Class XA, 1.16%, 04/15/2054 (Callable 02/15/2031)(h)(i)	2,134,613	81,715
Series 2024-V9, Class D, 4.50%, 08/15/2057 (Callable 08/15/2029)	126,000	113,604
Series 2025-V16, Class AS, 5.86%, 08/15/2058 (Callable 08/15/2030)(h)	60,000	61,074
Blackstone Mortgage Trust, Inc.
Series 2021-FL4, Class A, 5.05% (1 mo. Term SOFR + 1.41%), 05/15/2038, (1.30% Floor) (Callable 07/15/2027)(b)	22,355	22,357
Series 2026-FL6, Class A, 5.09% (1 mo. Term SOFR + 1.45%), 08/19/2043, (1.45% Floor) (Callable 09/19/2028)(b)	250,000	250,157
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 5.32% (1 mo. Term SOFR + 1.69%), 03/15/2041, (1.69% Floor)(b)	266,356	266,689
BMO Mortgage Trust, Series 2024-5C6, Class C, 5.88%, 09/15/2057 (Callable 09/15/2029)(h)	60,000	59,311

	Par	Value
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.23% (1 mo. Term SOFR + 1.60%), 12/15/2042, (1.60% Floor)(b)	$100,000	$100,187
Bombardier Capital Mortgage Securitization Corp., Series 2025-5C7, Class C, 5.80%, 12/15/2058 (Callable 12/15/2030)(h)	100,000	98,160
BOS Trust
Series 2026-LYRK, Class A, 5.22%, 05/11/2041(b)(h)	100,000	99,220
Series 2026-LYRK, Class D, 6.39%, 05/11/2041(b)(h)	25,000	24,573
BSPRT 2017-FL1 Co.-Issuer LLC
Series 2023-FL10, Class A, 5.88% (1 mo. Term SOFR + 2.26%), 09/15/2035, (2.26% Floor) (Callable 07/15/2026)(b)	21,663	21,675
Series 2023-FL10, Class B, 6.89% (1 mo. Term SOFR + 3.27%), 09/15/2035, (3.27% Floor) (Callable 07/15/2026)(b)	100,000	100,073
Series 2024-FL11, Class B, 5.92% (1 mo. Term SOFR + 2.29%), 07/15/2039, (2.29% Floor) (Callable 09/15/2027)(b)	100,000	100,364
Series 2024-FL11, Class C, 6.27% (1 mo. Term SOFR + 2.64%), 07/15/2039, (2.64% Floor) (Callable 09/15/2027)(b)	100,000	100,062
BSTN Commercial Mortgage Trust, Series 2025-HUB, Class D, 6.37%, 04/13/2041(b)(h)	100,000	98,715
BX Trust
Series 2021-21M, Class A, 4.47% (1 mo. Term SOFR + 0.84%), 10/15/2036, (0.73% Floor)(b)	13,180	13,180
Series 2021-21M, Class E, 5.91% (1 mo. Term SOFR + 2.29%), 10/15/2036, (2.17% Floor)(b)	175,000	174,891

The accompanying notes are an integral part of these financial statements.

81

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2021-ACNT, Class C, 5.24% (1 mo. Term SOFR + 1.61%), 11/15/2038, (1.50% Floor)(b)	$73,097	$73,097
Series 2021-LBA, Class EV, 5.99% (1 mo. Term SOFR + 2.36%), 02/15/2036, (2.00% Floor)(b)	175,000	174,781
Series 2021-LGCY, Class D, 5.04% (1 mo. Term SOFR + 1.42%), 10/15/2036, (1.30% Floor)(b)	70,000	69,978
Series 2022-LBA6, Class E, 6.33% (1 mo. Term SOFR + 2.70%), 01/15/2039, (2.70% Floor)(b)	100,000	99,969
Series 2024-CNYN, Class C, 5.57% (1 mo. Term SOFR + 1.94%), 04/15/2041, (1.94% Floor)(b)	210,000	210,262
Series 2025-ARIA, Class C, 5.70%, 12/13/2042(b)(h)	100,000	99,787
Series 2025-VLT6, Class C, 5.82% (1 mo. Term SOFR + 2.19%), 03/15/2042, (2.19% Floor)(b)	300,000	299,065
Series 2025-VOLT, Class D, 6.38% (1 mo. Term SOFR + 2.75%), 12/15/2044, (2.75% Floor)(b)	100,000	99,781
BX Trust 2024-VLT4, Series 2024-AIRC, Class C, 6.22% (1 mo. Term SOFR + 2.59%), 08/15/2041, (2.59% Floor)(b)	86,725	87,050
BXP Trust, Series 2017-GM, Class C, 3.54%, 06/13/2039(b)(h)	64,000	63,361
Century Plaza Towers, Series 2019-CPT, Class E, 3.10%, 11/13/2039 (Callable 11/13/2029)(b)(h)	130,000	114,248
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 0.87%, 05/10/2058 (Callable 11/10/2026)(h)(i)	4,609	3

	Par	Value
Chase Mortgage Finance Corp., Series 2024-6, Class A9A, 6.00%, 05/25/2055 (Callable 04/25/2033)(b)(h)	$180,794	$181,641
CIM Trust
Series 2018-INV1, Class A10, 4.00%, 08/25/2048 (Callable 09/25/2031)(b)(h)	145,112	135,837
Series 2019-INV2, Class A3, 4.00%, 05/25/2049 (Callable 02/25/2028)(b)(h)	10,130	9,504
Series 2019-J1, Class B2, 3.94%, 08/25/2049 (Callable 07/25/2026)(b)(h)	139,599	129,479
Citigroup Commercial Mortgage Trust
Series 2017-P8, Class XA, 0.98%, 09/15/2050 (Callable 07/15/2027)(h)(i)	886,713	7,221
Series 2019-C7, Class XA, 0.94%, 12/15/2072 (Callable 10/15/2029)(h)(i)	3,496,231	87,534
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class XA, 1.36%, 05/10/2050 (Callable 05/10/2027)(h)(i)	1,199,673	3,824
Commercial Mortgage Pass Through Certificates
Series 2013-CR12, Class XA, 0.38%, 10/10/2046 (Callable 07/10/2026)(h)(i)	124,718	1
Series 2016-COR1, Class B, 3.90%, 10/10/2049 (Callable 08/10/2027)	150,000	141,154
Computershare Corporate Trust
Series 2018-C45, Class XA, 0.92%, 06/15/2051 (Callable 04/15/2028)(h)(i)	4,519,854	55,048
Series 2021-C59, Class E, 2.50%, 04/15/2054 (Callable 04/15/2031)(b)	400,000	258,499
Series 2026-5C8, Class D, 4.50%, 03/15/2059 (Callable 03/15/2031)(b)	85,000	72,645

The accompanying notes are an integral part of these financial statements.

82

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Countrywide Alternative Loan Trust
Series 2007-16CB, Class 5A4, 6.25%, 08/25/2037 (Callable 07/25/2026)	$449,749	$194,860
Series 2007-OA4, Class A1, 4.10% (1 mo. Term SOFR + 0.45%), 05/25/2047, (0.34% Floor) (Callable 07/25/2026)	182,213	169,319
Cross Mortgage Trust
Series 2026-NQM1, Class A1, 4.70%, 02/25/2061 (Callable 01/25/2029)(b)(h)	118,740	117,210
Series 2026-NQM4, Class A1, 5.49%, 04/25/2071 (Callable 03/25/2029)(b)(h)	97,192	97,202
Series 2026-NQM4, Class M1, 6.14%, 04/25/2071 (Callable 03/25/2029)(b)(h)	621,000	623,418
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA, 1.54%, 01/15/2049 (Callable 07/15/2026)(h)(i)	11,822	15
Series 2017-CX10, Class XA, 0.98%, 11/15/2050 (Callable 09/15/2027)(h)(i)	3,650,188	22,764
Series 2018-CX12, Class XA, 0.70%, 08/15/2051 (Callable 06/15/2028)(h)(i)	3,925,765	35,864
CSTL Commercial Mortgage Trust, Series 2026-GATE3, Class D, 5.70%, 02/10/2043(b)(h)	100,000	97,872
DBC 2025-DBC Mortgage Trust, Series 2025-DBC, Class D, 6.23% (1 mo. Term SOFR + 2.60%), 11/15/2042, (2.60% Floor) (Callable 11/15/2027)(b)	100,000	100,469
DBGS Mortgage Trust, Series 2021-W52, Class A, 5.29% (1 mo. Term SOFR + 1.66%), 10/15/2039, (1.40% Floor)(b)	100,000	99,969
ELM Trust, Series 2024-ELM, Class C15, 6.40%, 06/10/2039(b)(h)	300,000	300,010

	Par	Value
ELP Commercial Mortgage Trust, Series 2025-ELP, Class E, 6.67%, 11/13/2042(b)(h)	$100,000	$100,889
Fannie Mae Connecticut Avenue Securities
Series 2021-R02, Class 2B2, 9.83% (30 day avg SOFR US + 6.20%), 11/25/2041, (0.00% Floor) (Callable 11/25/2026)(b)	55,000	56,008
Series 2022-R05, Class 2M2, 6.63% (30 day avg SOFR US + 3.00%), 04/25/2042, (0.00% Floor) (Callable 04/25/2027)(b)	148,386	150,158
Series 2022-R08, Class 1M2, 7.23% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor) (Callable 07/25/2027)(b)	300,000	307,775
Series 2022-R09, Class 2M1, 6.13% (30 day avg SOFR US + 2.50%), 09/25/2042, (0.00% Floor) (Callable 09/25/2027)(b)	29,026	29,243
Series 2023-R03, Class 2M2, 7.53% (30 day avg SOFR US + 3.90%), 04/25/2043, (0.00% Floor) (Callable 04/25/2028)(b)	65,000	67,787
Series 2023-R06, Class 1M2, 6.33% (30 day avg SOFR US + 2.70%), 07/25/2043, (0.00% Floor) (Callable 07/25/2028)(b)	85,000	86,995
Series 2024-R03, Class 2M2, 5.58% (30 day avg SOFR US + 1.95%), 03/25/2044, (0.00% Floor) (Callable 03/25/2029)(b)	300,000	302,371
Series 2025-R02, Class 1M2, 5.23% (30 day avg SOFR US + 1.60%), 02/25/2045, (0.00% Floor) (Callable 02/25/2030)(b)	140,000	140,468
Series 2025-R06, Class 1B1, 5.48% (30 day avg SOFR US + 1.85%), 09/25/2045, (0.00% Floor) (Callable 09/25/2030)(b)	95,000	95,436

The accompanying notes are an integral part of these financial statements.

83

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Federal Home Loan Mortgage Corp.
Pool RJ3244, 5.00%, 01/01/2055	$188,128	$186,722
Pool RJ3275, 5.50%, 02/01/2055	88,810	90,266
Pool RJ5509, 5.00%, 12/01/2055	155,824	154,123
Pool SD8342, 5.50%, 07/01/2053	1,422,990	1,435,656
Pool SL0231, 5.00%, 01/01/2055	106,821	105,722
Series 2021-P011, Class X1, 1.74%, 09/25/2045(h)(i)	498,915	48,696
Series 2980, Class SC, 2.99% (-1 x 30 day avg SOFR US + 6.59%), 05/15/2035, (0.00% Floor), (6.70% Cap)(i)(j)	120,230	7,757
Series 2989, Class SG, 8.00% (-7 x 30 day avg SOFR US + 33.15%), 08/15/2034, (0.00% Floor), (33.95% Cap)(j)	138,815	143,261
Series 3311, Class IA, 2.70% (-1 x 30 day avg SOFR US + 6.30%), 05/15/2037, (0.00% Floor), (6.41% Cap)(i)(j)	694,771	53,797
Series 3359, Class SC, 2.01% (-1 x 30 day avg SOFR US + 5.61%), 08/15/2037, (0.00% Floor), (5.72% Cap)(i)(j)	254,743	14,783
Series 389, Class C1, 1.50%, 05/15/2037(i)	3,644,780	182,309
Series 3966, Class SA, 2.19% (-1 x 30 day avg SOFR US + 5.79%), 12/15/2041, (0.00% Floor), (5.90% Cap)(i)(j)	367,666	26,168
Series 4077, Class TS, 2.29% (-1 x 30 day avg SOFR US + 5.89%), 05/15/2041, (0.00% Floor), (6.00% Cap)(i)(j)	214,297	16,683
Series 4089, Class SH, 2.29% (-1 x 30 day avg SOFR US + 5.89%), 08/15/2042, (0.00% Floor), (6.00% Cap)(i)(j)	292,917	24,968
Series 4249, Class CS, 1.87% (-1 x 30 day avg SOFR US + 4.56%), 09/15/2043, (0.00% Floor), (4.65% Cap)(j)	531,152	393,630

	Par	Value
Series K117, Class X1, 1.31%, 08/25/2030 (Callable 07/25/2030)(h)(i)	$1,240,458	$50,368
Series K122, Class X1, 0.95%, 11/25/2030 (Callable 09/25/2030)(h)(i)	1,797,136	55,236
Series K-1515, Class X1, 1.63%, 02/25/2035 (Callable 11/25/2034)(h)(i)	784,629	68,861
Series K-1518, Class X1, 0.94%, 10/25/2035 (Callable 07/25/2035)(h)(i)	1,445,044	79,221
Series K-1521, Class X1, 1.09%, 08/25/2036 (Callable 06/25/2036)(h)(i)	806,056	55,047
Series KG04, Class X1, 0.92%, 11/25/2030 (Callable 08/25/2030)(h)(i)	1,855,236	54,595
Series KL06, Class XFX, 1.46%, 12/25/2029 (Callable 12/25/2029)(h)(i)	928,964	28,612
Federal National Mortgage Association
Pool BZ4947, 5.07%, 10/01/2041	308,321	300,308
Pool CB7984, 5.50%, 02/01/2054	134,088	135,197
Pool CB8140, 5.50%, 03/01/2054	213,071	216,232
Pool CB8331, 5.50%, 04/01/2054	387,977	391,188
Pool CB9324, 5.50%, 10/01/2054	278,821	282,958
Pool CB9326, 5.50%, 10/01/2054	90,973	91,840
Pool CB9484, 5.50%, 11/01/2054	158,067	160,660
Pool CB9643, 5.00%, 12/01/2054	181,565	180,548
Pool CB9672, 5.50%, 12/01/2054	184,149	187,400
Pool CB9734, 5.50%, 01/01/2055	169,519	170,551
Pool CB9793, 5.50%, 01/01/2055	183,326	186,791
Pool CB9794, 5.50%, 01/01/2055	161,732	164,486
Pool FS7738, 6.00%, 03/01/2054	2,470,039	2,577,858
Pool MA5039, 5.50%, 06/01/2053	3,044	3,073

The accompanying notes are an integral part of these financial statements.

84

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2007-50, Class SX, 2.71% (-1 x 30 day avg SOFR US + 6.34%), 06/25/2037, (0.00% Floor), (6.45% Cap)(i)(j)	$1,296,263	$111,085
Series 2008-22, Class SB, 2.42% (-1 x 30 day avg SOFR US + 6.05%), 04/25/2048, (0.00% Floor), (6.16% Cap)(i)(j)	912,456	92,210
Series 2009-52, Class PI, 5.00%, 07/25/2039(i)	43,256	5,580
Series 2009-78, Class XS, 3.00% (-1 x 30 day avg SOFR US + 6.63%), 10/25/2039, (0.00% Floor), (6.74% Cap)(i)(j)	1,508,115	137,067
Series 2009-86, Class IP, 5.50%, 10/25/2039(i)	42,947	7,755
Series 2010-19, Class SM, 2.51% (-1 x 30 day avg SOFR US + 6.14%), 03/25/2040, (0.00% Floor), (6.25% Cap)(i)(j)	2,601,084	206,166
Series 2011-124, Class NS, 2.76% (-1 x 30 day avg SOFR US + 6.39%), 12/25/2041, (0.00% Floor), (6.50% Cap)(i)(j)	237,781	26,232
Series 2012-20, Class SA, 2.71% (-1 x 30 day avg SOFR US + 6.34%), 03/25/2042, (0.00% Floor), (6.45% Cap)(i)(j)	235,930	22,362
Series 2012-76, Class SC, 2.26% (-1 x 30 day avg SOFR US + 5.89%), 07/25/2042, (0.00% Floor), (6.00% Cap)(i)(j)	118,909	10,960
Series 2014-28, Class SD, 2.31% (-1 x 30 day avg SOFR US + 5.94%), 05/25/2044, (0.00% Floor), (6.05% Cap)(i)(j)	548,700	45,839
Series 2017-53, Class IE, 4.00%, 07/25/2047(i)	120,535	23,108
Series 2019-33, Class PS, 2.31% (-1 x 30 day avg SOFR US + 5.94%), 07/25/2049, (0.00% Floor), (6.05% Cap)(i)(j)	3,124,479	293,790
Series 2019-83, Class QS, 2.21% (-1 x 30 day avg SOFR US + 5.84%), 01/25/2050, (0.00% Floor), (5.95% Cap)(i)(j)	3,713,396	427,654

		Par	Value
Series 2020-53, Class DI, 3.00%, 08/25/2060(i)		$2,255,374	$342,113
Series 2020-79, Class IT, 4.00%, 11/25/2050(i)		4,368,433	859,669
Series 2020-99, Class IC, 3.50%, 04/25/2050(i)		3,233,081	587,911
Series 2021-18, Class IG, 3.00%, 06/25/2050(i)		4,146,020	558,535
Series 2021-60, Class DI, 2.50%, 09/25/2051(i)		2,015,174	223,162
Series 419, Class C4, 3.50%, 04/25/2044(i)		1,587,475	251,948
Series 429, Class 167, 2.00%, 02/25/2051(i)		453,220	38,291
First Republic Mortgage Loan Trust, Series 2020-1, Class B1, 2.88%, 04/25/2050(b)(h)		671,441	637,654
FirstMac Fiduciary Services Pty Ltd., Series 2025-3, Class A1-A, 5.25% (1 Month Australian Bank Bill Swap Rate + 0.95%), 10/13/2057, (0.00% Floor) (Callable 06/13/2031)	AUD	86,579	59,966
Flagstar Mortgage Trust, Series 2018-6RR, Class B1, 4.90%, 10/25/2048 (Callable 10/25/2028)(b)(h)		372,541	360,339
Freddie Mac Mscr Trust Mn12, Series 2025-MN12, Class B1, 8.13% (30 day avg SOFR US + 4.50%), 11/25/2045, (0.00% Floor) (Callable 02/25/2031)(b)		170,000	171,258
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, 5.28% (30 day avg SOFR US + 1.65%), 01/25/2034, (0.00% Floor) (Callable 01/25/2034)(b)		57,307	57,473
Series 2021-HQA4, Class B1, 7.38% (30 day avg SOFR US + 3.75%), 12/25/2041, (0.00% Floor) (Callable 12/25/2026)(b)		700,000	708,206
Series 2021-HQA4, Class M2, 5.98% (30 day avg SOFR US + 2.35%), 12/25/2041, (0.00% Floor) (Callable 12/25/2026)(b)		400,000	402,286

The accompanying notes are an integral part of these financial statements.

85

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2022-DNA6, Class M1A, 5.78% (30 day avg SOFR US + 2.15%), 09/25/2042, (0.00% Floor) (Callable 09/25/2027)(b)	$14,107	$14,134
Series 2025-DNA4, Class M2, 5.18% (30 day avg SOFR US + 1.55%), 10/25/2045, (0.00% Floor) (Callable 10/25/2030)(b)	80,000	80,382
Series 2025-HQA1, Class M2, 5.28% (30 day avg SOFR US + 1.65%), 02/25/2045, (0.00% Floor) (Callable 02/25/2030)(b)	120,000	120,313
FREMF Mortgage Trust, Series 2019-KF71, Class C, 9.71% (30 day avg SOFR US + 6.11%), 10/25/2029, (6.00% Floor) (Callable 10/25/2029)(b)	105,795	103,227
Government National Mortgage Association
Series 2010-133, Class SD, 2.32% (-1 x 1 mo. Term SOFR + 5.96%), 10/16/2040, (0.00% Floor), (6.07% Cap)(i)(j)	871,489	29,792
Series 2014-102, Class SY, 1.90% (-1 x 1 mo. Term SOFR + 5.54%), 02/20/2044, (0.00% Floor), (5.65% Cap)(i)(j)	1,031,051	48,459
Series 2018-83, Class HI, 5.00%, 01/20/2048(i)	512,485	89,450
Series 2021-66, Class IA, 3.00%, 12/20/2050(i)	2,126,443	300,109
Series 2022-19, Class CI, 3.00%, 01/20/2052(i)	2,087,351	290,857
Series 2022-192, Class IO, 0.67%, 09/16/2064 (Callable 05/16/2049)(h)(i)	3,400,924	181,495
Series 2023-33, Class IO, 0.93%, 05/16/2063 (Callable 09/16/2048)(h)(i)	5,783,752	389,521
Series 2024-15, Class BI, 0.73%, 10/16/2065 (Callable 08/16/2049)(h)(i)	3,375,606	174,106

	Par	Value
Series 2024-35, Class IB, 0.79%, 07/16/2065 (Callable 08/16/2049)(h)(i)	$3,089,713	$171,206
Series 2024-82, Class AI, 0.74%, 10/16/2065 (Callable 09/16/2049)(h)(i)	1,960,266	117,060
Series 2025-25, Class FG, 4.86% (30 day avg SOFR US + 1.25%), 02/20/2055, (1.25% Floor), (6.50% Cap)	1,130,949	1,142,037
Great Wolf Trust
Series 2024-WLF2, Class A, 5.32% (1 mo. Term SOFR + 1.69%), 05/15/2041(b)	250,000	250,625
Series 2024-WOLF, Class A, 5.17% (1 mo. Term SOFR + 1.54%), 03/15/2039, (1.54% Floor)(b)	350,000	350,656
GS Mortgage Securities Corp. II
Series 2013-GC13, Class B, 3.99%, 07/10/2046 (Callable 06/10/2027)(b)(h)	30,905	30,267
Series 2017-375H, Class B, 3.60%, 09/10/2037(b)(h)	100,000	96,565
Series 2018-RIVR, Class C, 5.17% (1 mo. Term SOFR + 1.55%), 07/15/2035, (1.50% Floor)(b)	122,000	2,435
Series 2019-GC42, Class XA, 0.94%, 09/10/2052 (Callable 06/10/2029)(h)(i)	2,108,335	43,888
Series 2020-GC47, Class XA, 1.24%, 05/12/2053 (Callable 02/12/2030)(h)(i)	1,451,494	50,921
Series 2020-GSA2, Class XA, 1.77%, 12/12/2053 (Callable 10/10/2030)(b)(h)(i)	1,124,489	60,760
Series 2024-FAIR, Class A, 6.07%, 07/15/2029(b)(h)	400,000	399,095
GS Mortgage-Backed Securities Trust
Series 2020-PJ6, Class A4, 2.50%, 05/25/2051 (Callable 01/25/2042)(b)(h)	272,151	222,845
Series 2022-PJ1, Class A4, 2.50%, 05/28/2052 (Callable 06/25/2040)(b)(h)	223,828	183,276

The accompanying notes are an integral part of these financial statements.

86

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2024-PJ4, Class B2, 5.73%, 08/25/2054 (Callable 01/25/2031)(b)(h)	$95,627	$93,686
Series 2025-PJ9, Class A19, 6.00%, 03/25/2056 (Callable 06/25/2040)(b)(h)	188,310	189,193
Series 2026-PJ8, Class A27, 5.21% (30 day avg SOFR US + 1.60%), 11/25/2056, (0.00% Floor), (6.00% Cap) (Callable 01/25/2039)(b)	200,000	199,986
GSAA Trust
Series 2006-4, Class 4A3, 3.96%, 03/25/2036 (Callable 07/25/2026)(h)	344,937	193,701
Series 2007-7, Class A4, 4.30% (1 mo. Term SOFR + 0.65%), 07/25/2037, (0.54% Floor) (Callable 07/25/2026)	19,303	19,105
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.07%, 05/10/2039(b)(h)	500,000	502,193
INCREF LLC, Series 2026-FL2, Class B, 5.62% (1 mo. Term SOFR + 1.95%), 12/19/2043, (1.95% Floor) (Callable 01/19/2029)(b)	100,000	100,063
INTOWN Mortgage Trust, Series 2025-STAY, Class B, 5.38% (1 mo. Term SOFR + 1.75%), 03/15/2042, (1.75% Floor)(b)	115,000	115,000
JP Morgan Mortgage Trust
Series 2018-8, Class B1, 4.04%, 01/25/2049 (Callable 07/25/2026)(b)(h)	394,254	362,644
Series 2019-8, Class A15, 3.50%, 03/25/2050 (Callable 10/25/2026)(b)(h)	5,865	5,191
Series 2019-8, Class B2A, 3.13%, 03/25/2050 (Callable 10/25/2026)(b)(h)	161,318	141,595
Series 2020-4, Class A5, 3.00%, 11/25/2050 (Callable 05/25/2037)(b)(h)	142,600	121,845

	Par	Value
Series 2025-CCM1, Class A2, 5.50%, 06/25/2055 (Callable 09/25/2042)(b)(h)	$156,508	$155,946
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class XA, 1.42%, 06/15/2049 (Callable 07/15/2026)(h)(i)	233,512	1,466
JW Commercial Mortgage Trust, Series 2026-MRCO, Class D, 6.08% (1 mo. Term SOFR + 2.45%), 06/15/2039, (2.45% Floor)(b)	100,000	100,562
KREST Commercial Mortgage Securities Trust, Series 2025-AIP4, Class C, 5.48% (1 mo. Term SOFR + 1.85%), 03/15/2042, (1.85% Floor)(b)	280,313	279,962
LBTY Commercial Mortgage Trust, Series 2026-225L, Class D, 5.90%, 02/10/2043(b)(h)	100,000	98,248
Life Mortgage Trust US, Series 2022-BMR2, Class B, 5.42% (1 mo. Term SOFR + 1.79%), 05/15/2039, (1.79% Floor) (Callable 05/15/2027)(b)	100,000	90,216
LoanCore
Series 2021-CRE6, Class D, 6.59% (1 mo. Term SOFR + 2.96%), 11/15/2038, (2.85% Floor) (Callable 07/15/2026)(b)	100,000	100,099
Series 2025-CRE8, Class D, 6.38% (1 mo. Term SOFR + 2.74%), 08/17/2042, (2.74% Floor) (Callable 08/17/2027)(b)	100,000	99,313
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.97%, 03/10/2050 (Callable 09/10/2030)(b)(h)(i)	1,296,125	2,591
MF1 Multifamily Housing Mortgage Loan Trust
Series 2024-FL15, Class B, 6.13% (1 mo. Term SOFR + 2.49%), 08/18/2041, (2.49% Floor) (Callable 07/18/2026)(b)	100,000	100,306

The accompanying notes are an integral part of these financial statements.

87

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2024-FL16, Class D, 7.23% (1 mo. Term SOFR + 3.59%), 11/18/2039, (3.59% Floor) (Callable 10/18/2026)(b)	$100,000	$98,986
Series 2025-FL17, Class D, 6.38% (1 mo. Term SOFR + 2.74%), 02/18/2040, (2.74% Floor) (Callable 07/18/2026)(b)	100,000	100,184
Series 2026-FL21, Class C, 5.59% (1 mo. Term SOFR + 1.95%), 02/18/2041, (1.95% Floor) (Callable 07/18/2028)(b)	140,000	139,825
Series 2026-FL22, Class C, 5.64% (1 mo. Term SOFR + 2.00%), 11/18/2043, (2.00% Floor) (Callable 11/18/2028)(b)	110,000	110,068
MFRA Trust, Series 2020-NQM3, Class A3, 1.63%, 01/26/2065 (Callable 07/25/2026)(b)(h)	40,269	38,861
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class B, 3.71%, 05/15/2046 (Callable 06/15/2028)(h)	60,714	58,473
Series 2025-5C1, Class C, 6.86%, 03/15/2058 (Callable 03/15/2030)(h)	100,000	101,759
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class XA, 0.76%, 12/15/2049 (Callable 11/15/2026)(h)(i)	2,127,698	3,042
Series 2018-H3, Class C, 5.03%, 07/15/2051 (Callable 07/15/2028)(h)	126,000	121,340
Series 2019-NUGS, Class E, 5.98% (1 mo. Term SOFR + 2.36%), 12/15/2036, (3.74% Floor)(b)	147,000	1,470
Series 2019-NUGS, Class F, 6.58% (1 mo. Term SOFR + 2.96%), 12/15/2036, (4.34% Floor)(b)	125,000	625

		Par	Value
Series 2019-PLND, Class E, 5.89% (1 mo. Term SOFR + 2.26%), 05/15/2036, (2.15% Floor) (Callable 07/15/2026)(b)		$189,000	$2,831
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM2, Class A1, 4.73%, 01/26/2071 (Callable 02/25/2029)(b)(h)		107,848	106,406
Mortgage House Capital Mortgage Trust Premium Series, Series 2024-2, Class A1L, 5.40% (1 Month Australian Bank Bill Swap Rate + 1.10%), 05/13/2057, (0.00% Floor) (Callable 11/13/2028)	AUD	75,383	52,294
MTN Commercial Mortgage Trust, Series 2026-LPFX, Class D, 6.06%, 05/15/2043(b)(h)		60,000	60,321
Natixis Commercial Mortgage Securities Trust, Series 2019-10K, Class E, 4.27%, 05/15/2039(b)(h)		100,000	93,022
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A, 4.84% (1 mo. Term SOFR + 1.21%), 02/15/2042, (1.21% Floor)(b)		100,000	99,969
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.75%, 07/15/2039(b)(h)		350,000	352,410
Onslow Bay Mortgage Loan Trust, Series 2026-NQM6, Class M1, 5.81%, 04/26/2066 (Callable 04/25/2029)(b)(h)		480,000	475,141
PFP III Ltd., Series 2024-11, Class B, 6.10% (1 mo. Term SOFR + 2.49%), 09/17/2039, (2.49% Floor) (Callable 09/17/2027)(b)		99,553	99,757
PMT Loan Trust, Series 2026-CNF4, Class A6, 5.00%, 05/25/2057 (Callable 01/25/2047)(b)(h)		294,648	291,030
PR Mortgage Loan Trust, Series 2014-1, Class APT, 5.85%, 10/25/2049 (Callable 06/25/2031)(b)(h)		743,948	692,651
PRPM LLC, Series 2025-NQM2, Class B1, 7.83%, 04/25/2070 (Callable 05/25/2028)(b)(h)		100,000	100,946

The accompanying notes are an integral part of these financial statements.

88

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Rate Mortgage Trust, Series 2021-HB1, Class A31, 2.50%, 12/25/2051 (Callable 03/25/2045)(b)(h)	$385,617	$315,754
RCKT Mortgage Trust, Series 2021-1, Class B3, 2.71%, 03/25/2051 (Callable 06/25/2047)(b)(h)	421,908	358,217
RFR Trust, Series 2025-SGRM, Class E, 7.51%, 03/11/2041(b)(h)	100,000	100,891
Rithm Capital Corp., Series 2026-NQM5, Class M1, 5.92%, 04/25/2066 (Callable 04/25/2029)(b)(h)	100,000	99,491
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class D, 7.11%, 11/13/2041(b)	200,000	206,782
Sequoia Mortgage Trust
Series 2024-9, Class A20, 5.50%, 10/25/2054 (Callable 11/25/2029)(b)(h)	76,090	75,365
Series 2025-2, Class A19, 6.00%, 03/25/2055 (Callable 03/25/2032)(b)(h)	108,003	108,509
Series 2026-7, Class A26F, 5.29% (30 day avg SOFR US + 1.70%), 06/25/2056, (0.00% Floor), (5.50% Cap) (Callable 02/25/2039)(b)	300,000	297,064
Series 2026-INV1, Class A2, 4.50%, 01/25/2056 (Callable 01/25/2045)(b)(h)	282,065	267,257
SG Commercial Mortgage Securities LLC, Series 2016-C5, Class XA, 1.81%, 10/10/2048 (Callable 07/10/2026)(h)(i)	134,827	5
SHOPS Commercial Mortgage Trust, Series 2026-CSTL, Class A, 4.97%, 05/05/2039(b)(h)	60,000	59,607
SLG Office Trust
Series 2026-OMA, Class E, 7.19%, 04/15/2041(b)(h)	135,000	135,068
Series 2026-PAT, Class E, 6.92%, 02/15/2039(b)(h)	100,000	99,707

		Par	Value
SMRT 2022-MINI, Series 2022-MINI, Class B, 4.98% (1 mo. Term SOFR + 1.35%), 01/15/2039, (1.35% Floor)(b)		$250,000	$249,922
UBS Commercial Mortgage Trust
Series 2017-C3, Class C, 4.49%, 08/15/2050 (Callable 08/15/2027)(h)		100,000	96,659
Series 2017-C6, Class B, 4.15%, 12/15/2050 (Callable 12/15/2027)(h)		126,000	117,361
Series 2018-C13, Class C, 5.12%, 10/15/2051 (Callable 10/15/2028)(h)		100,000	90,358
UBS-Barclays Commercial Mortgage Trust, Series 2019-C3, Class XA, 1.47%, 05/15/2052 (Callable 03/15/2029)(h)(i)		1,338,773	39,000
Verus Securitization Trust, Series 2025-R2, Class M1, 5.82%, 07/25/2067 (Callable 12/25/2028)(b)(h)		1,000,000	998,465
WaMu Mortgage Pass Through Certificates, Series 2007-HY3, Class 1A1, 3.63%, 03/25/2037 (Callable 07/25/2026)(h)		277,865	221,907
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2024-5C2, Class C, 6.53%, 11/15/2057 (Callable 11/15/2029)(h)		100,000	100,865
Westpac Securitisation Trust, Series 2026-1, Class A, 5.13% (1 Month Australian Bank Bill Swap Rate + 0.83%), 09/19/2057, (0.00% Floor) (Callable 12/19/2031)	AUD	411,116	284,165
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $45,233,770)			41,228,796
BANK LOANS - 7.7%
Pathfinder Power 5/26 TLB, 5.68%, 06/22/2033		30,000	29,972
SHIFT4 Payments T/L B (06/26), 5.89%, 06/22/2033		15,000	14,812
StonePeak Motion Finco T/L (06/26), 6.89%, 06/15/2033		200,000	200,021

The accompanying notes are an integral part of these financial statements.

89

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Basic Materials - 0.1%
Bond UK Midco 3 Ltd., 7.91% (1 mo. Term SOFR + 3.50%), 06/24/2033 (Callable 07/31/2026)	$165,000	$165,722
INEOS US Finance LLC, Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 02/07/2031, (0.00% Floor) (Callable 07/31/2026)	9,404	8,377
INEOS US Petrochem LLC, Senior Secured First Lien, 7.89% (1 mo. SOFR US + 4.25%), 10/07/2031, (0.00% Floor) (Callable 07/31/2026)	9,776	8,254
		182,353
Communications - 0.5%
Cengage Learning, Inc., Senior Secured First Lien
6.64% (3 mo. SOFR US + 3.00%), 03/24/2031, (0.00% Floor) (Callable 07/31/2026)	43,671	43,277
6.65% (1 mo. SOFR US + 3.00%), 03/24/2031, (0.00% Floor) (Callable 07/31/2026)	25,781	25,548
Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien, 7.76% (1 mo. SOFR US + 4.00%), 08/23/2028, (0.00% Floor) (Callable 07/31/2026)	35,000	35,091
Directv Financing LLC, Senior Secured First Lien, 9.16% (3 mo. SOFR US + 5.50%), 02/18/2031, (0.00% Floor) (Callable 07/31/2026)	24,118	24,219
Discovery Global Holdings, Inc., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 05/27/2033, (0.00% Floor) (Callable 07/31/2026)	255,000	255,388
Gen Digital, Inc., Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 04/16/2032, (0.00% Floor) (Callable 07/31/2026)	54,450	53,817
MH Sub I LLC, Senior Secured First Lien, 7.89% (1 mo. SOFR US + 4.25%), 12/31/2031, (0.50% Floor) (Callable 07/31/2026)	62,010	53,902

	Par	Value
NEP Group, Inc., First Lien, 8.12% (1 mo. Term SOFR + 4.50%), 10/17/2031 (Callable 07/31/2026)	$25	$24
Neptune Bidco US, Inc., Senior Secured First Lien, 8.87% (3 mo. SOFR US + 5.00%), 02/03/2033, (0.50% Floor) (Callable 07/31/2026)	10,000	9,933
Nexstar Media, Inc., Senior Secured First Lien
6.14% (1 mo. SOFR US + 2.50%), 06/28/2032, (0.00% Floor) (Callable 07/31/2026)	44,550	44,160
6.39% (1 mo. SOFR US + 2.75%), 03/21/2033, (0.00% Floor) (Callable 07/31/2026)	65,357	64,791
Numericable US LLC, Senior Secured First Lien, 10.55% (3 mo. SOFR US + 6.88%), 05/15/2031, (0.00% Floor)	60,220	61,605
Proofpoint, Inc., Senior Secured First Lien, 6.73% (3 mo. SOFR US + 3.00%), 08/31/2028, (0.50% Floor) (Callable 07/31/2026)	9,974	9,648
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.39% (1 mo. SOFR US + 4.75%), 03/15/2030, (0.00% Floor) (Callable 07/31/2026)	5,755	5,800
Sunrise Financing Partnership, Senior Secured First Lien, 6.10% (6 mo. SOFR US + 2.47%), 02/17/2032, (0.00% Floor) (Callable 07/31/2026)	45,000	44,498
Univision Communications, Inc., Senior Secured First Lien, 7.37% (1 mo. SOFR US + 3.50%), 01/31/2029, (0.50% Floor) (Callable 07/31/2026)	69,468	69,100
Virgin Media Bristol LLC, Senior Secured First Lien, 7.10% (1 mo. SOFR US + 3.25%), 01/31/2029, (0.00% Floor) (Callable 07/31/2026)	40,000	38,427
Zayo Group Holdings, Inc., Senior Secured First Lien
6.76% (1 mo. SOFR US + 3.00%), 03/11/2030, (0.00% Floor) (Callable 03/09/2027)	85,507	85,592

The accompanying notes are an integral part of these financial statements.

90

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Communications - (Continued)
6.87% (1 mo. SOFR US + 3.00%), 03/11/2030, (0.00% Floor) (Callable 03/09/2027)	$2,454	$2,456
		927,276
Consumer, Cyclical - 2.5%
1011778 BC ULC, Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 09/23/2030, (0.00% Floor) (Callable 07/31/2026)	569,127	568,891
AAdvantage Loyalty IP Ltd., Senior Secured First Lien
5.93% (3 mo. SOFR US + 2.25%), 04/20/2028, (0.00% Floor) (Callable 07/31/2026)	133,714	133,745
6.43% (3 mo. SOFR US + 2.75%), 05/28/2032, (0.00% Floor)	148,500	148,717
ADI Global Distribution Funding LLC, 6.87% (1 mo. Term SOFR + 2.75%), 06/16/2033 (Callable 07/31/2026)	25,000	25,094
AI Aqua Merger Sub, Inc., 6.15% (1 mo. Term SOFR + 2.50%), 06/25/2033 (Callable 07/31/2026)	35,000	35,020
Alterra Mountain Co., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 08/17/2028, (0.00% Floor) (Callable 07/31/2026)	24,875	24,945
American Airlines, Inc., Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 05/31/2033, (0.00% Floor) (Callable 07/31/2026)	205,000	202,822
American Axle & Manufacturing, Inc., Senior Secured First Lien
6.87% (1 mo. SOFR US + 3.25%), 02/03/2033, (0.00% Floor) (Callable 07/31/2026)	13,604	13,633
6.92% (3 mo. SOFR US + 3.25%), 02/03/2033, (0.00% Floor) (Callable 07/31/2026)	20,958	21,002
Aramark Services, Inc., Senior Secured First Lien
5.39% (1 mo. SOFR US + 1.75%), 04/06/2028, (0.00% Floor) (Callable 07/31/2026)	30,000	30,119

	Par	Value
5.39% (1 mo. SOFR US + 1.75%), 06/24/2030, (0.00% Floor) (Callable 07/31/2026)	$127,910	$128,165
AS Mileage Plan IP Ltd., Senior Secured First Lien
5.43% (3 mo. SOFR US + 1.75%), 10/15/2031, (0.00% Floor) (Callable 07/31/2026)	93,513	93,353
5.64% (3 mo. SOFR US + 2.00%), 05/12/2033, (0.00% Floor) (Callable 07/31/2026)	85,000	84,841
BCPE Empire Holdings, Inc., Senior Secured First Lien, 7.14% (1 mo. SOFR US + 3.50%), 12/29/2032, (0.50% Floor)	34,875	34,512
Boots Group Finco LP, Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 08/30/2032, (0.00% Floor) (Callable 07/31/2026)	34,825	34,992
Caesars Entertainment, Inc., Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 02/06/2031, (0.50% Floor) (Callable 07/31/2026)	34,911	33,678
Clarios Global LP, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 01/28/2032, (0.00% Floor) (Callable 07/31/2026)	233,825	234,337
Core & Main LP, 5.40% (1 mo. Term SOFR + 1.75%), 06/25/2033 (Callable 07/31/2026)	10,000	10,000
Crown Finance US, Inc., Senior Secured First Lien, 8.11% (1 mo. SOFR US + 4.50%), 12/02/2031, (0.00% Floor) (Callable 07/31/2026)	39,426	39,579
Delta 2 Lux Sarl, Senior Secured First Lien, 5.48% (3 mo. SOFR US + 1.75%), 09/19/2031, (0.50% Floor) (Callable 07/31/2026)	248,000	248,310
EG America LLC, Senior Secured First Lien, 6.92% (3 mo. SOFR US + 3.25%), 02/10/2031, (0.00% Floor) (Callable 07/31/2026)	90,000	90,436
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 01/29/2029, (0.50% Floor) (Callable 07/31/2026)	59,688	59,695

The accompanying notes are an integral part of these financial statements.

91

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer, Cyclical - (Continued)
GBT US III LLC, Senior Secured First Lien, 5.67% (3 mo. SOFR US + 2.00%), 07/28/2031, (0.00% Floor) (Callable 07/31/2026)	$29,600	$29,617
Gloves Buyer, Inc., Senior Secured First Lien, 7.64% (1 mo. SOFR US + 4.00%), 05/24/2032, (0.50% Floor) (Callable 07/31/2026)	164,175	164,842
Great Outdoors Group LLC, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 01/23/2032, (0.75% Floor) (Callable 07/31/2026)	408,887	410,676
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 5.40% (1 mo. SOFR US + 1.75%), 11/08/2030, (0.00% Floor) (Callable 07/31/2026)	75,000	75,241
JetBlue Airways Corp., Senior Secured First Lien, 8.43% (3 mo. SOFR US + 4.75%), 08/27/2029, (0.50% Floor)	172,622	154,227
KFC Holding Co., Senior Secured First Lien, 5.62% (1 mo. SOFR US + 1.75%), 03/15/2028, (0.00% Floor) (Callable 07/31/2026)	72,789	73,191
LBM Acquisition LLC, Senior Secured First Lien, 7.60% (1 mo. SOFR US + 3.75%), 06/06/2031, (0.75% Floor) (Callable 07/31/2026)	10,700	9,003
LC Ahab US Bidco LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 05/01/2031, (0.00% Floor)	29,311	29,335
Michaels Cos., Inc., Senior Secured First Lien, 8.73% (3 mo. SOFR US + 5.00%), 03/07/2033, (0.00% Floor) (Callable 07/31/2026)	35,000	34,899
Motion Finco Sarl, Senior Secured First Lien, 7.23% (3 mo. SOFR US + 3.50%), 11/30/2029, (0.00% Floor) (Callable 07/31/2026)	39,775	34,024
Ontario Gaming GTA LP, Senior Secured First Lien, 7.98% (3 mo. SOFR US + 4.25%), 08/01/2030, (0.50% Floor) (Callable 07/31/2026)	30,174	28,810

	Par	Value
Ovg Business Services LLC, Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 06/25/2031, (0.00% Floor) (Callable 07/31/2026)	$104,205	$104,466
PetSmart LLC, Senior Secured First Lien, 7.65% (1 mo. SOFR US + 4.00%), 08/18/2032, (0.00% Floor) (Callable 07/31/2026)	34,913	34,920
Pioneer Opco LLC, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 05/16/2033, (0.00% Floor) (Callable 07/31/2026)	10,000	10,051
QXO Building Products, Inc., 5.87% (1 mo. Term SOFR + 2.00%), 06/03/2033 (Callable 07/31/2026)	237,000	236,769
Sabre GLBL, Inc., Senior Secured First Lien, 9.84% (1 mo. SOFR US + 6.00%), 11/15/2029, (0.00% Floor) (Callable 07/31/2026)	7,788	6,992
Staples, Inc., Senior Secured First Lien, 9.41% (3 mo. SOFR US + 5.75%), 09/10/2029, (0.50% Floor) (Callable 07/31/2026)	9,849	9,175
TKO Worldwide Holdings LLC, Senior Secured First Lien, 5.41% (3 mo. SOFR US + 1.75%), 11/21/2031, (0.00% Floor) (Callable 07/31/2026)	162,536	162,210
Travel + Leisure Co., Senior Secured First Lien, 5.64% (1 mo. SOFR US + 2.00%), 12/14/2029, (0.00% Floor) (Callable 07/31/2026)	240,930	240,930
United Airlines, Inc., Senior Secured First Lien, 5.40% (1 mo. SOFR US + 1.75%), 02/24/2031, (0.00% Floor) (Callable 07/31/2026)	165,340	165,391
Victra Holdings LLC, Senior Secured First Lien, 7.48% (3 mo. SOFR US + 3.75%), 03/29/2029, (0.75% Floor) (Callable 07/31/2026)	119,183	118,140
Voyager Parent LLC, Senior Secured First Lien
7.98% (3 mo. SOFR US + 4.25%), 07/01/2032, (0.00% Floor) (Callable 07/31/2026)	60,023	60,134

The accompanying notes are an integral part of these financial statements.

92

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer, Cyclical - (Continued)
7.98% (3 mo. SOFR US + 4.25%), 07/01/2032, (0.00% Floor) (Callable 07/31/2026)	$9,328	$9,346
White Cap Supply Holdings LLC, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 10/29/2029, (0.00% Floor) (Callable 07/31/2026)	19,263	19,257
		4,517,532
Consumer, Non-cyclical - 1.4%
1261229 BC Ltd., Senior Secured First Lien, 9.89% (1 mo. SOFR US + 6.25%), 10/08/2030, (0.00% Floor) (Callable 07/31/2026)	14,850	14,435
Allied Universal Holdco LLC, Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 08/20/2032, (0.00% Floor) (Callable 07/31/2026)	39,700	39,765
APi Group DE, Inc., Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 05/16/2033, (0.00% Floor) (Callable 07/31/2026)	14,963	14,951
Aspire Bakeries Holdings LLC, Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 12/23/2030, (0.00% Floor) (Callable 07/31/2026)	29,576	29,773
Aveanna Healthcare LLC, Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 09/17/2032, (0.00% Floor) (Callable 07/31/2026)	44,775	45,017
Bausch + Lomb Corp., Senior Secured First Lien, 7.39% (1 mo. SOFR US + 3.75%), 01/15/2031, (0.00% Floor) (Callable 07/31/2026)	99,276	99,636
BioMarin Pharmaceutical, Inc., Senior Secured First Lien, 5.43% (6 mo. SOFR US + 1.75%), 04/27/2033, (0.00% Floor) (Callable 07/31/2026)	40,000	40,040
Camelot US Acquisition LLC, Senior Secured First Lien, 6.39% (1 mo. SOFR US + 2.75%), 01/31/2031, (0.00% Floor) (Callable 07/31/2026)	20,000	18,484

	Par	Value
CHG Healthcare Services, Inc., Senior Secured First Lien, 6.66% (1 mo. SOFR US + 3.00%), 09/30/2031, (0.50% Floor) (Callable 07/31/2026)	$44,888	$44,956
Chobani LLC, Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 10/28/2032, (0.00% Floor) (Callable 07/31/2026)	109,724	110,067
CompoSecure Holdings LLC, Senior Secured First Lien, 5.92% (3 mo. SOFR US + 2.25%), 01/14/2033, (0.00% Floor)	30,000	29,876
DaVita, Inc., Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 05/09/2031, (0.00% Floor) (Callable 07/31/2026)	24,937	24,943
Eagle Parent Corp., Senior Secured First Lien, 7.98% (3 mo. SOFR US + 4.25%), 04/02/2029, (0.50% Floor) (Callable 07/31/2026)	39,007	39,290
First Advantage Holdings LLC, Senior Secured First Lien, 6.48% (3 mo. SOFR US + 2.75%), 10/31/2031, (0.00% Floor) (Callable 07/31/2026)	19,527	19,314
Fleetcor Technologies (Corpay) T/L B-5, 5.35% (1 mo. Term SOFR + 1.75%), 04/28/2028	9,875	9,887
Gainwell Acquisition Corp., Senior Secured First Lien, 7.93% (3 mo. SOFR US + 4.00%), 10/01/2027, (0.75% Floor) (Callable 07/31/2026)	115,624	114,083
Garda World Security Corp., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 02/01/2029, (0.00% Floor) (Callable 07/31/2026)	14,068	14,068
Genmab AS, Senior Secured First Lien, 5.73% (3 mo. SOFR US + 2.00%), 12/13/2032, (0.00% Floor) (Callable 07/31/2026)	43,115	43,134
Golden State Foods LLC, Senior Secured First Lien, 7.23% (3 mo. SOFR US + 3.50%), 12/04/2031, (0.00% Floor) (Callable 07/31/2026)	24,664	24,734

The accompanying notes are an integral part of these financial statements.

93

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer, Non-cyclical - (Continued)
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.39% (1 mo. SOFR US + 2.75%), 05/30/2031, (0.00% Floor) (Callable 07/31/2026)	$59,299	$56,575
Hopper Merger Sub, Inc., Senior Secured First Lien, 5.99% (3 mo. SOFR US + 2.25%), 04/07/2033, (0.00% Floor) (Callable 07/31/2026)	360,000	352,726
ION Platform Finance US, Inc., Senior Secured First Lien, 7.48% (3 mo. SOFR US + 3.75%), 09/30/2032, (0.00% Floor) (Callable 07/31/2026)	69,825	50,536
Lavender US HoldCo 1, Inc., Senior Secured First Lien
6.89% (3 mo. SOFR US + 3.25%), 12/31/2032, (0.00% Floor) (Callable 07/31/2026)	36	36
6.98% (3 mo. SOFR US + 3.25%), 12/31/2032, (0.00% Floor) (Callable 07/31/2026)	39	39
LifePoint Health, Inc., Senior Secured First Lien, 7.42% (3 mo. SOFR US + 3.75%), 05/19/2031, (0.00% Floor) (Callable 07/31/2026)	71,564	70,592
McKesson Medical-Surgical Top Holdings, Inc., Senior Secured First Lien, 5.98% (1 mo. SOFR US + 2.25%), 06/09/2032, (0.00% Floor) (Callable 07/31/2026)	30,000	30,044
Medline Borrower LP, Senior Secured First Lien, 5.14% (1 mo. SOFR US + 1.50%), 05/31/2033, (0.50% Floor) (Callable 07/31/2026)	299,404	297,856
Opal US LLC, Senior Secured First Lien, 6.23% (3 mo. SOFR US + 2.50%), 04/23/2032, (0.00% Floor) (Callable 07/31/2026)	302,716	302,878
Pacific Dental Services, Inc., Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 03/17/2031, (0.00% Floor)	24,812	24,846

	Par	Value
Prestige Brands, Inc., Senior Secured First Lien
5.62% (1 mo. SOFR US + 2.00%), 06/13/2033, (0.00% Floor) (Callable 07/31/2026)	$115,500	$115,753
5.65% (1 mo. SOFR US + 2.00%), 06/13/2033, (0.00% Floor) (Callable 07/31/2026)	10,500	10,523
Pye-Barker Fire & Safety LLC, Senior Secured First Lien, 6.23% (3 mo. SOFR US + 2.50%), 12/16/2032, (0.00% Floor) (Callable 07/31/2026)	20,000	20,053
Radiology Partners, Inc., Senior Secured First Lien, 8.23% (3 mo. SOFR US + 4.50%), 06/30/2032, (0.00% Floor) (Callable 07/31/2026)	29,600	29,631
Savor Acquisition, Inc., Senior Secured First Lien, 6.66% (3 mo. SOFR US + 3.00%), 02/19/2032, (0.00% Floor) (Callable 07/31/2026)	36,186	36,426
Savor Acquisition, Inc., First Lien, 0.00% (1 mo. Term SOFR + 3.00%), 02/19/2032 (Callable 07/31/2026)(e)	3,448	3,471
Select Medical Corp., 6.93% (1 mo. Term SOFR + 3.00%), 12/03/2031 (Callable 07/31/2026)	30,000	30,150
Southern Veterinary Partners LLC, Senior Secured First Lien, 6.16% (3 mo. SOFR US + 2.50%), 12/04/2031, (0.00% Floor) (Callable 07/31/2026)	239	239
Team Health Holdings, Inc., Senior Secured First Lien, 7.66% (3 mo. SOFR US + 4.00%), 06/30/2028, (0.00% Floor) (Callable 07/31/2026)	19,738	19,790
United Rentals North America, Inc., Senior Secured First Lien, 5.14% (1 mo. SOFR US + 1.50%), 02/14/2031, (0.00% Floor) (Callable 07/31/2026)	58,203	58,785
Veritiv Operating Co., Senior Secured First Lien, 7.73% (3 mo. SOFR US + 4.00%), 11/29/2030, (0.00% Floor) (Callable 07/31/2026)	14,674	13,906

The accompanying notes are an integral part of these financial statements.

94

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer, Non-cyclical - (Continued)
Vestis Corp., Senior Secured First Lien, 5.92% (3 mo. SOFR US + 2.25%), 02/24/2031, (0.00% Floor) (Callable 07/31/2026)	$43,862	$43,346
Wand NewCo 3, Inc., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 01/30/2031, (0.00% Floor) (Callable 07/31/2026)	65,753	65,753
		2,410,407
Energy - 0.3%
ACI Rover Parent LLC, Senior Secured First Lien, 5.98% (3 mo. SOFR US + 2.25%), 06/09/2033, (0.00% Floor) (Callable 07/31/2026)	15,000	14,996
Apro LLC, Senior Secured First Lien, 7.37% (1 mo. SOFR US + 3.75%), 07/09/2031, (0.00% Floor) (Callable 07/31/2026)	54,087	54,245
Calcasieu Pass Funding LLC, Senior Secured First Lien, 6.95% (6 mo. SOFR US + 3.25%), 04/11/2033, (0.00% Floor) (Callable 07/31/2026)	45,000	45,184
Delek US Holdings, Inc., Senior Secured First Lien, 6.65% (1 mo. SOFR US + 3.00%), 05/17/2032, (0.50% Floor) (Callable 07/31/2026)	35,000	35,025
Freeport LNG Investments LLLP, Senior Secured First Lien, 6.93% (3 mo. SOFR US + 3.25%), 01/31/2033, (0.00% Floor) (Callable 07/31/2026)	65,000	65,203
GIP Pilot Acquisition Partners LP, Senior Secured First Lien, 5.64% (3 mo. SOFR US + 2.00%), 05/19/2032, (0.00% Floor) (Callable 07/31/2026)	1,469	1,471
Hilcorp Energy I LP, Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 02/11/2030, (0.00% Floor)	177,974	178,252
NGL Energy Operating LLC, Senior Secured First Lien, 7.13% (1 mo. SOFR US + 3.50%), 03/11/2033, (0.00% Floor) (Callable 07/31/2026)	14,963	15,040

	Par	Value
Traverse Midstream Partners LLC, 5.90% (1 mo. Term SOFR + 2.25%), 04/21/2033 (Callable 07/31/2026)	$20,000	$20,013
WhiteWater Matterhorn Holdings LLC, Senior Secured First Lien, 5.50% (3 mo. SOFR US + 1.75%), 06/16/2032, (0.00% Floor) (Callable 07/31/2026)	29,963	29,794
		459,223
Financial - 0.4%
Acrisure LLC, Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 11/06/2030, (0.00% Floor) (Callable 07/31/2026)	115,712	104,960
Alera Group, Inc., Senior Secured First Lien, 6.39% (1 mo. SOFR US + 2.75%), 05/28/2032, (0.50% Floor) (Callable 07/31/2026)	44,663	42,559
Alliant Holdings Intermediate LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 09/19/2031, (0.00% Floor) (Callable 07/31/2026)	34,912	34,487
AmWINS Group, Inc., Senior Secured First Lien, 5.73% (1 mo. SOFR US + 2.00%), 01/30/2032, (0.75% Floor) (Callable 07/31/2026)	44,300	43,438
Asurion LLC, First Lien, 7.87% (1 mo. Term SOFR + 4.25%), 09/19/2030 (Callable 07/31/2026)	24,787	24,576
Asurion LLC, Senior Secured Second Lien, 9.28% (3 mo. SOFR US + 5.25%), 01/22/2029, (0.00% Floor) (Callable 07/31/2026)	3,925	3,890
BCP VI Summit Holdings LP, Senior Secured First Lien, 6.37% (1 mo. SOFR US + 2.75%), 01/30/2032, (0.00% Floor)	25,000	25,096
CoreLogic, Inc., Senior Secured First Lien, 7.37% (1 mo. SOFR US + 3.50%), 06/02/2028, (0.50% Floor) (Callable 07/31/2026)	29,921	29,622
CPI Holdco B LLC, Senior Secured First Lien, 5.64% (1 mo. SOFR US + 2.00%), 05/19/2031, (0.00% Floor) (Callable 07/31/2026)	34,710	34,616

The accompanying notes are an integral part of these financial statements.

95

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Financial - (Continued)
Edelman Financial Engines Center LLC, Senior Secured First Lien, 7.64% (1 mo. SOFR US + 4.00%), 11/28/2031, (0.00% Floor) (Callable 07/31/2026)	$40,000	$40,159
Eisner Advisory Group LLC, Senior Secured First Lien, 7.64% (1 mo. SOFR US + 4.00%), 02/28/2031, (0.50% Floor) (Callable 07/31/2026)	29,837	29,367
Focus Financial Partners LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 09/15/2031, (0.00% Floor) (Callable 07/31/2026)	59,499	58,187
Hightower Holding LLC, Senior Secured First Lien, 6.41% (3 mo. SOFR US + 2.75%), 02/03/2032, (0.00% Floor) (Callable 07/31/2026)	113,454	112,834
OneDigital Borrower LLC, Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 07/02/2031, (0.50% Floor) (Callable 07/31/2026)	33,541	32,585
Sedgwick Claims Management Services, Inc., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 07/31/2031, (0.00% Floor) (Callable 07/31/2026)	34,824	34,445
Starwood Property Mortgage LLC, Senior Secured First Lien, 5.64% (1 mo. SOFR US + 2.00%), 09/24/2032, (0.00% Floor) (Callable 07/31/2026)	4,988	4,986
Superannuation & Investments US LLC, Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 12/01/2028, (0.50% Floor) (Callable 07/31/2026)	77,524	77,492
Victory Capital Holdings, Inc., Senior Secured First Lien, 5.48% (3 mo. SOFR US + 1.75%), 09/23/2032, (0.00% Floor)	14,888	14,847
		748,146

	Par	Value
Industrial - 1.5%
Advanced Drainage Systems, Inc., Senior Secured First Lien, 5.25% (1 mo. SOFR US + 1.63%), 02/28/2033, (0.00% Floor) (Callable 07/31/2026)	$29,925	$30,224
Aecom T/L B (03/26), Senior Secured First Lien, 5.14% (1 mo. SOFR US + 1.50%), 04/17/2031, (0.00% Floor) (Callable 07/31/2026)	104,579	105,306
Belden, Inc., 5.87% (1 mo. Term SOFR + 2.25%), 06/11/2033 (Callable 07/31/2026)	150,000	150,375
Blackfin Pipeline LLC, Senior Secured First Lien, 6.63% (1 mo. SOFR US + 3.00%), 09/29/2032, (0.00% Floor) (Callable 07/31/2026)	39,800	39,991
Chariot Buyer LLC, Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 09/08/2032, (0.00% Floor) (Callable 07/31/2026)	9,850	9,867
Clean Harbors 9/25 T/L B, Senior Secured First Lien, 5.14% (1 mo. SOFR US + 1.50%), 09/24/2032, (0.00% Floor)	64,476	64,815
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 04/01/2032, (0.00% Floor) (Callable 07/31/2026)	216,665	208,630
Columbus McKinnon Corp./NY, Senior Secured First Lien, 7.23% (3 mo. SOFR US + 3.50%), 02/03/2033, (0.50% Floor) (Callable 07/31/2026)	52,831	52,798
Construction Partners, Inc., 6.15% (1 mo. Term SOFR + 2.50%), 11/03/2031	44,438	44,480
Construction Partners, Inc., Senior Secured First Lien, 5.64% (1 mo. SOFR US + 2.00%), 11/03/2031, (0.00% Floor) (Callable 07/31/2026)	4,917	4,922
DG Investment Intermediate Holdings 2, Inc., Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 07/12/2032, (0.00% Floor)	109,450	109,792

The accompanying notes are an integral part of these financial statements.

96

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Industrial - (Continued)
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 5.64% (1 mo. SOFR US + 2.00%), 10/31/2031, (0.00% Floor) (Callable 07/31/2026)	$94,560	$94,892
Emrld Borrower LP, Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 08/04/2031, (0.00% Floor) (Callable 07/31/2026)	34,688	34,701
ESCO Technologies, Inc., 5.38% (1 mo. Term SOFR + 1.75%), 06/10/2033 (Callable 07/31/2026)	15,000	15,000
GB AIT Buyer, Inc., Senior Secured First Lien, 7.91% (3 mo. SOFR US + 4.25%), 04/29/2033, (0.00% Floor) (Callable 07/31/2026)	229,000	229,380
GFL ES US LLC, Senior Secured First Lien, 6.16% (3 mo. SOFR US + 2.50%), 03/03/2032, (0.00% Floor) (Callable 07/31/2026)	39,900	39,951
Kaman Corp., First Lien, 6.20% (3 mo. Term SOFR + 2.50%), 02/26/2032 (Callable 07/31/2026)	847	846
Kaman Corp., 5.95% (3 mo. Term SOFR + 2.25%), 02/26/2032	7,828	7,825
Lsf12 Helix Parent LLC, Senior Secured First Lien, 7.14% (1 mo. SOFR US + 3.50%), 02/10/2033, (0.00% Floor) (Callable 07/31/2026)	321,000	315,583
Madison Safety & Flow LLC, Senior Secured First Lien, 8.25% (Prime Rate + 1.50%), 09/26/2031, (0.00% Floor) (Callable 07/31/2026)	19,181	19,231
MITER Brands Acquisition Holdco, Inc., Senior Secured First Lien, 6.39% (1 mo. SOFR US + 2.75%), 03/28/2031, (0.00% Floor)	48,938	48,404
MX Holdings US, Inc., Senior Secured First Lien, 5.64% (1 mo. SOFR US + 2.00%), 03/17/2032, (0.00% Floor) (Callable 07/31/2026)	14,851	14,874

	Par	Value
Pinnacle Buyer LLC, Senior Secured First Lien, 6.18% (3 mo. SOFR US + 2.50%), 10/01/2032, (0.00% Floor) (Callable 07/31/2026)	$12,549	$12,588
Pinnacle Buyer LLC, First Lien, 7.22% (1 mo. Term SOFR + 2.50%), 10/01/2032 (Callable 07/31/2026)	2,419	2,427
Pregis TopCo LLC, Senior Secured First Lien, 7.39% (1 mo. SOFR US + 3.75%), 02/01/2029, (0.00% Floor) (Callable 07/31/2026)	34,912	35,052
Project Aurora US Finco, Inc., Senior Secured First Lien, 6.48% (3 mo. SOFR US + 2.75%), 12/06/2032, (0.00% Floor) (Callable 07/31/2026)	19,900	20,016
Quikrete Holdings, Inc., Senior Secured First Lien, 5.89% (1 mo. SOFR US + 2.25%), 02/10/2032, (0.00% Floor) (Callable 07/31/2026)	370,113	370,267
Signia Aerospace LLC, 6.45% (3 mo. Term SOFR + 2.75%), 12/11/2031	61,386	61,502
Signia Aerospace LLC, First Lien, 7.06% (3 mo. Term SOFR + 2.75%), 12/11/2031 (Callable 07/31/2026)	3,000	3,006
Skyshield US Bidco Ltd., 6.11% (1 mo. Term SOFR + 2.50%), 06/23/2033 (Callable 07/31/2026)	10,000	10,009
Sword Purchaser LLC, Senior Secured First Lien, 7.64% (1 mo. SOFR US + 4.00%), 04/11/2033, (0.00% Floor) (Callable 07/31/2026)	195,000	190,536
Tamko Building Products LLC, Senior Secured First Lien
6.64% (1 mo. SOFR US + 3.00%), 09/17/2030, (0.00% Floor) (Callable 07/31/2026)	4,988	4,994
6.73% (1 mo. SOFR US + 3.00%), 09/17/2030, (0.00% Floor) (Callable 07/31/2026)	5,012	5,018
Tecta America Corp., Senior Secured First Lien, 6.14% (1 mo. SOFR US + 2.50%), 02/18/2032, (0.00% Floor) (Callable 07/31/2026)	44,550	44,642

The accompanying notes are an integral part of these financial statements.

97

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Industrial - (Continued)
TransDigm, Inc., Senior Secured First Lien
5.87% (1 mo. SOFR US + 2.25%), 03/22/2030, (0.00% Floor) (Callable 07/31/2026)	$29,403	$29,438
6.12% (1 mo. SOFR US + 2.50%), 02/28/2031, (0.00% Floor) (Callable 07/31/2026)	48,815	48,879
6.12% (1 mo. SOFR US + 2.50%), 01/20/2032, (0.00% Floor) (Callable 07/31/2026)	39,177	39,225
6.12% (1 mo. SOFR US + 2.50%), 02/10/2033, (0.00% Floor) (Callable 07/31/2026)	44,888	44,938
Trident TPI Holdings, Inc., Senior Secured First Lien, 7.48% (3 mo. SOFR US + 3.75%), 09/18/2028, (0.50% Floor) (Callable 07/31/2026)	9,862	9,484
		2,573,908
Industrials - 0.0%(k)
AkzoNobel Specialty Chemicals (Starfruit) 6/26 (US, 7.43%, 07/03/2031	10,000	10,015
Technology - 0.8%
Applied Systems, Inc., Senior Secured Second Lien, 8.23% (3 mo. SOFR US + 4.50%), 02/23/2032, (0.00% Floor)	15,000	14,859
Ascend Learning LLC, Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 12/11/2028, (0.50% Floor) (Callable 07/31/2026)	59,849	58,485
AthenaHealth Group, Inc., Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 02/17/2032, (0.00% Floor) (Callable 07/31/2026)	24,937	24,710
Boxer Parent Co., Inc., Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 07/30/2031, (0.00% Floor) (Callable 07/31/2026)	63,938	57,791
CACI International, Inc., Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 10/30/2031, (0.00% Floor) (Callable 07/31/2026)	216,601	216,805

	Par	Value
Cloud Software Group, Inc., Senior Secured First Lien
6.98% (3 mo. SOFR US + 3.25%), 03/24/2031, (0.00% Floor) (Callable 07/31/2026)	$197,408	$173,720
6.98% (3 mo. SOFR US + 3.25%), 08/16/2032, (0.00% Floor) (Callable 07/31/2026)	9,975	8,662
Cotiviti, Inc., Senior Secured First Lien
6.37% (1 mo. SOFR US + 2.75%), 05/01/2031, (0.00% Floor) (Callable 07/31/2026)	38,612	35,414
6.37% (1 mo. SOFR US + 2.75%), 03/29/2032, (0.00% Floor) (Callable 07/31/2026)	24,750	22,530
Dayforce Bidco LLC, Senior Secured First Lien, 6.66% (3 mo. SOFR US + 3.00%), 02/04/2033, (0.00% Floor) (Callable 07/31/2026)	120,000	109,766
Kaseya, Inc., Senior Secured First Lien, 6.91% (3 mo. SOFR US + 3.25%), 03/22/2032, (0.00% Floor) (Callable 07/31/2026)	162,938	126,819
Mitchell International, Inc., Senior Secured First Lien, 6.64% (1 mo. SOFR US + 3.00%), 06/17/2031, (0.50% Floor) (Callable 07/31/2026)	61,979	59,179
Mitchell International, Inc., Senior Secured Second Lien, 8.89% (1 mo. SOFR US + 5.25%), 06/17/2032, (0.50% Floor) (Callable 07/31/2026)	10,000	9,235
OAK-Eagle Acquireco, Inc., 7.21% (1 mo. Term SOFR + 3.50%), 03/24/2033 (Callable 07/31/2026)	345,000	346,239
PointClickCare Technologies, Inc., First Lien, 6.42% (3 mo. Term SOFR + 2.75%), 11/03/2031 (Callable 07/31/2026)	29,925	29,847
RealPage, Inc., Senior Secured First Lien, 7.48% (3 mo. SOFR US + 3.75%), 04/24/2028, (0.50% Floor) (Callable 07/31/2026)	59,548	56,146

The accompanying notes are an integral part of these financial statements.

98

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Technology - (Continued)
UKG, Inc., Senior Secured First Lien, 5.91% (3 mo. SOFR US + 2.25%), 02/10/2031, (0.00% Floor)	$59,699	$56,361
Zelis Payments Buyer, Inc., Senior Secured First Lien, 6.89% (1 mo. SOFR US + 3.25%), 11/26/2031, (0.00% Floor) (Callable 07/31/2026)	29,263	28,614
		1,435,182
Utilities - 0.2%
Alpha Generation LLC, Senior Secured First Lien, 5.39% (1 mo. SOFR US + 1.75%), 06/10/2033, (0.00% Floor) (Callable 07/31/2026)	30,000	29,719
Compass Power Generation LLC, Senior Secured First Lien, 6.15% (1 mo. SOFR US + 2.50%), 04/16/2029, (0.00% Floor) (Callable 07/31/2026)	4,987	4,997
NRG Energy, Inc., Senior Secured First Lien, 5.42% (3 mo. SOFR US + 1.75%), 04/16/2031, (0.00% Floor)	260,245	260,353
		295,069
TOTAL BANK LOANS (Cost $13,939,622)		13,803,916
U.S. TREASURY SECURITIES - 7.6%
United States Treasury Inflation Indexed Bonds
0.13%, 04/15/2027	306,662	300,697
0.38%, 07/15/2027	299,506	294,522
1.63%, 10/15/2027	382,228	380,347
0.50%, 01/15/2028	297,020	289,432
1.75%, 01/15/2028	302,028	299,951
1.25%, 04/15/2028	299,768	294,955
United States Treasury Note/Bond
2.75%, 07/31/2027	2,500,000	2,463,476
0.75%, 01/31/2028	500,000	474,043
4.13%, 06/30/2031	2,106,300	2,099,060
2.75%, 08/15/2032	420,000	385,744
3.50%, 02/15/2033	625,000	596,411
4.25%, 06/30/2033	655,300	652,791
4.25%, 08/15/2035	160,000	157,969
4.38%, 05/15/2036	1,949,800	1,939,518
1.38%, 11/15/2040	2,200,000	1,422,437
2.38%, 02/15/2042	140,000	102,178
2.75%, 11/15/2042	90,000	68,418

	Par	Value
3.00%, 02/15/2049	$1,155,000	$842,112
4.75%, 02/15/2056	498,100	483,799
TOTAL U.S. TREASURY SECURITIES (Cost $13,932,574)		13,547,860
ASSET-BACKED SECURITIES - 6.7%
ACREC Trust, Series 2021-FL1, Class C, 5.90% (1 mo. Term SOFR + 2.26%), 10/16/2036, (2.15% Floor) (Callable 07/16/2026)(b)	375,000	375,511
Affirm, Inc., Series 2025-1A, Class D, 5.62%, 02/15/2033 (Callable 02/15/2027)(b)	250,000	250,485
AMSR Trust, Series 2021-SFR3, Class H, 4.90%, 10/17/2038(b)	550,000	546,752
Apollo Aviation Securitization Equity Trust, Series 2024-2A, Class B, 6.61%, 09/16/2049(b)	131,485	131,599
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/2046 (Callable 02/17/2028)(b)	26,120	23,828
Authority Brands, Inc., Series 2026-1A, Class A2, 6.41%, 04/30/2056 (Callable 04/30/2029)(b)	100,000	100,293
AutoNation Finance Trust
Series 2025-1A, Class C, 5.19%, 12/10/2030 (Callable 09/10/2028)(b)	45,000	45,111
Series 2025-1A, Class D, 5.63%, 09/10/2032 (Callable 09/10/2028)(b)	25,000	24,926
Series 2026-1A, Class D, 5.07%, 01/11/2034 (Callable 05/11/2029)(b)	70,000	69,040
Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.44%, 07/15/2046 (Callable 07/15/2028)(b)	149,394	140,550
Blue Stream Communications LLC, Series 2024-1A, Class B, 6.04%, 11/20/2054 (Callable 05/20/2028)(b)	250,000	252,658
Canon Music Issuer Trust, Series 2026-1A, Class A, 5.52%, 05/01/2076 (Callable 11/01/2028)(b)	100,000	99,887
Consolidated Communications LLC, Series 2025-4A, Class A2, 5.52%, 12/20/2055 (Callable 12/20/2028)(b)	115,000	115,396

The accompanying notes are an integral part of these financial statements.

99

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
DataBank Issuer
Series 2023-1A, Class A2, 5.12%, 02/25/2053 (Callable 07/25/2026)(b)	$250,000	$246,288
Series 2026-1A, Class B, 6.49%, 02/25/2056 (Callable 02/25/2029)(b)	65,000	64,747
DB Master Finance Parent LLC
Series 2025-1A, Class A2II, 5.17%, 08/20/2055 (Callable 11/20/2029)(b)	74,625	73,066
Series 2026-1A, Class A2II, 5.43%, 05/20/2056 (Callable 08/20/2033)(b)	145,000	145,266
DigitalBridge Group, Inc., Series 2023-1A, Class B, 5.75%, 09/15/2048 (Callable 09/15/2026)(b)	100,000	98,299
Domino’s SPV Guarantor LLC, Series 2025-1A, Class A2II, 5.22%, 07/25/2055 (Callable 07/25/2029)(b)	50,000	49,667
Driven Brands Holdings, Inc., Series 2020-2A, Class A2, 3.24%, 01/20/2051 (Callable 07/20/2026)(b)	97,049	93,693
Firstlight Issuer LLC, Series 2026-1A, Class A2, 5.87%, 06/20/2056 (Callable 12/20/2029)(b)	65,000	65,257
Flexential Issuer LLC, Series 2025-2A, Class A2, 6.46%, 10/25/2060 (Callable 10/25/2029)(b)	100,000	99,578
GreenSky LLC, Series 2025-3A, Class D, 5.15%, 12/27/2060 (Callable 02/25/2032)(b)	150,000	147,927
Helios Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/01/2055 (Callable 10/30/2030)(b)	416,371	365,467
Horizon Aircraft Finance Ltd., Series 2024-1, Class A, 5.38%, 09/15/2049(b)	255,500	250,823
Iskandar Enterprise LLC, Series 2026-1A, Class A23, 5.54%, 04/17/2056 (Callable 04/15/2029)(b)	100,000	98,604
Jersey Mike’s Funding
Series 2024-1A, Class A2, 5.64%, 02/15/2055 (Callable 02/15/2029)(b)	207,375	209,156
Series 2026-1A, Class A2II, 5.48%, 02/15/2056 (Callable 08/15/2032)(b)	109,725	109,213
Jimmy Johns LLC, Series 2026-1A, Class A2, 5.69%, 04/30/2056 (Callable 10/30/2029)(b)	165,000	165,595

	Par	Value
KREF
Series 2021-FL2, Class B, 5.40% (1 mo. Term SOFR + 1.76%), 02/15/2039, (1.65% Floor) (Callable 07/15/2026)(b)	$100,000	$99,002
Series 2022-FL3, Class A, 5.09% (1 mo. Term SOFR + 1.45%), 02/17/2039, (1.45% Floor) (Callable 07/17/2026)(b)	12,092	12,069
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.64%, 10/15/2046(b)	155,381	147,548
MAPS Ltd., Series 2026-1A, Class A, 5.20%, 01/15/2051(b)	121,212	118,964
Metronet Systems Holdings LLC
Series 2025-2A, Class B, 5.59%, 08/20/2055 (Callable 08/20/2028)(b)	135,000	134,261
Series 2025-4A, Class C, 7.11%, 12/20/2055 (Callable 12/20/2028)(b)	70,000	70,274
Mill City Solar Loan, Series 2019-2GS, Class A, 3.69%, 07/20/2043 (Callable 02/20/2033)(b)	51,158	45,201
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 08/20/2029)(b)	161,785	151,994
Series 2018-1A, Class A, 4.01%, 06/22/2043 (Callable 05/20/2030)(b)	100,831	93,312
Series 2018-2GS, Class A, 4.20%, 02/22/2044 (Callable 06/20/2030)(b)	109,785	102,452
Series 2018-2GS, Class B, 4.74%, 02/22/2044 (Callable 06/20/2030)(b)	68,873	61,996
Navient Student Loan Trust
Series 2019-GA, Class A, 2.40%, 10/15/2068 (Callable 08/15/2027)(b)	20,928	20,230
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (Callable 01/15/2028)(b)	51,567	48,802
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 05/15/2028)(b)	29,483	27,801
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 03/15/2029)(b)	29,501	26,992

The accompanying notes are an integral part of these financial statements.

100

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2021-BA, Class A, 0.94%, 07/15/2069 (Callable 12/15/2029)(b)	$27,185	$24,527
Series 2021-FA, Class A, 1.11%, 02/18/2070 (Callable 03/15/2031)(b)	269,772	237,924
Navigator Aircraft ABS Ltd., Series 2024-1, Class A, 5.40%, 08/15/2049(b)	217,262	213,330
Neighborly Issuer, Series 2021-1A, Class A2, 3.58%, 04/30/2051 (Callable 10/30/2026)(b)	237,500	225,811
Oryx Funding LLC, Series 2026-1A, Class A2, 6.30%, 06/05/2056(b)	250,000	250,704
Pagaya AI Debt Selection Trust, Series 2024-11, Class D, 6.31%, 07/15/2032 (Callable 12/15/2026)(b)	135,562	136,099
PennyMac Mortgage Investment Trust, Series 2017-PM1, Class XIO, 0.00%, 10/25/2048(b)(e)(i)	115,935,605	738,858
Progress Residential Trust
Series 2021-SFR6, Class G, 4.00%, 07/17/2038 (Callable 07/17/2026)(b)	700,000	698,322
Series 2026-SFR1, Class D, 4.00%, 02/17/2043(b)	100,000	92,474
QTS Issuer ABS I LLC, Series 2025-1A, Class B, 5.93%, 05/25/2055 (Callable 05/25/2028)(b)	250,000	243,623
Santander Consumer USA Holdings, Inc., Series 2022-3, Class C, 4.49%, 08/15/2029 (Callable 07/15/2026)	91,007	90,978
SBA Depositor LLC, Series 2022-1, 6.60%, 01/15/2028 (Callable 01/15/2027)(b)	145,000	146,533
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.17%, 01/25/2054 (Callable 01/25/2029)(b)	97,750	99,490
Slam Ltd., Series 2024-1A, Class A, 5.34%, 09/15/2049(b)	106,311	104,353
SMB Private Education Loan Trust, Series 2024-F, Class A1A, 5.06%, 03/16/2054 (Callable 09/15/2035)(b)	75,059	74,705

	Par	Value
SoFi Professional Loan Program LLC
Series 2018-C, Class R1, 0.00%, 01/25/2048 (Callable 10/25/2026)(b)(e)	$10,000	$78,659
Series 2020-C, Class AFX, 1.95%, 02/15/2046 (Callable 01/15/2029)(b)	44,565	41,676
Series 2021-B, Class R1, 0.00%, 02/15/2047 (Callable 06/15/2030)(b)(e)	10,000	204,924
Starwood Property Trust, Inc., Series 2021-FL2, Class D, 6.55% (1 mo. Term SOFR + 2.91%), 04/18/2038, (2.80% Floor) (Callable 07/16/2026)(b)	100,000	100,033
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class C, 4.44%, 08/20/2030 (Callable 09/20/2028)(b)	125,000	123,762
Structured Asset Securities Corp., Series 2006-BC3, Class A3, 4.08% (1 mo. Term SOFR + 0.43%), 10/25/2036, (0.32% Floor) (Callable 07/25/2026)	345,548	291,053
Sunnova Energy International, Inc., Series 2023-A, Class A, 5.30%, 05/20/2050 (Callable 05/20/2028)(b)	84,046	79,231
Sunrun, Inc., Series 2019-1A, Class A, 3.98%, 06/30/2054 (Callable 09/30/2028)(b)	70,009	66,578
Switch Ltd., Series 2025-2A, Class B, 6.24%, 10/25/2055 (Callable 10/25/2028)(b)	250,000	245,009
Taco Bell Corp., Series 2025-1A, Class A2II, 5.05%, 08/25/2055 (Callable 08/25/2029)(b)	170,000	166,395
Uniti Group, Inc., Series 2026-2A, Class B, 6.22%, 06/25/2058 (Callable 06/25/2030)(b)	85,000	85,957
Vertical Bridge Holdings LLC, Series 2026-1A, Class F, 6.84%, 03/15/2056 (Callable 03/15/2029)(b)	110,000	110,704
Verus Securitization Trust
Series 2025-12, Class M1, 5.76%, 12/25/2070 (Callable 12/25/2028)(b)(h)	500,000	498,526

The accompanying notes are an integral part of these financial statements.

101

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

		Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2025-4, Class B1, 7.45%, 05/25/2070 (Callable 05/25/2028)(b)(h)		$100,000	$99,261
Walker Parent, Inc., Series 2024-1A, Class A2, 6.58%, 11/20/2054 (Callable 11/20/2027)(b)		173,688	173,772
Wingstop, Inc., Series 2020-1A, Class A2, 2.84%, 12/05/2050 (Callable 09/05/2026)(b)		246,250	239,047
Zaxby’s Operating Co. LP, Series 2021-1A, Class A2, 3.24%, 07/30/2051 (Callable 07/30/2026)(b)		142,875	135,963
Zayo Group LLC, Series 2025-1A, Class A2, 5.65%, 03/20/2055 (Callable 09/20/2028)(b)		90,000	90,263
TOTAL ASSET-BACKED SECURITIES (Cost $12,170,222)			11,828,124
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 6.4%
Airservices Australia
5.40%, 11/15/2028 (Callable 08/15/2028)	AUD	150,000	104,959
2.20%, 05/15/2030	AUD	110,000	68,817
Australia Government Bond, 4.25%, 03/21/2036	AUD	205,000	136,690
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 08/15/2050	BRL	213,000	166,807
Brazilian Government International Bond, 4.75%, 01/14/2050 (Callable 07/14/2049)		200,000	148,500
Canadian Government Bond
2.75%, 05/01/2027	CAD	125,000	88,310
3.50%, 09/01/2029	CAD	85,000	61,016
0.50%, 12/01/2030	CAD	70,000	44,355
China Government Bond, 2.69%, 08/12/2026	CNY	680,000	100,443
City of Oslo Norway, 4.71% (3 mo. NIBOR + 0.18%), 02/12/2029	NOK	2,000,000	201,950
CPPIB Capital, Inc., 2.25%, 12/01/2031(b)	CAD	100,000	66,965
Czech Republic Government Bond
4.50%, 11/11/2032	CZK	3,020,000	143,818
4.25%, 10/24/2034	CZK	3,280,000	152,000
3.50%, 05/30/2035	CZK	3,380,000	147,803

		Par	Value
Dominican Republic International Bond, 5.75%, 03/17/2034 (Callable 01/17/2034)(b)		$150,000	$148,125
FIRSTMAC MORTGAGE FUNDING TRUST NO. 4 SERIES 2024-4, Series 2024-4, Class A1, 5.39% (1 Month Australian Bank Bill Swap Rate + 1.08%), 02/18/2056, (0.00% Floor) (Callable 09/18/2030)	AUD	117,013	81,140
Fondo MIVIVIENDA SA, 5.40%, 03/31/2031 (Callable 02/28/2031)(b)		150,000	150,502
Guatemala Government Bond, 4.65%, 10/07/2041 (Callable 04/07/2041)		200,000	174,500
Indonesia Government International Bond, 4.46%, 03/04/2038 (Callable 12/04/2037)	EUR	100,000	110,672
Indonesia Treasury Bond, 6.38%, 04/15/2032	IDR	3,658,000,000	197,242
Japan Government Two Year Bond, 0.60%, 12/01/2026	JPY	79,150,000	485,970
Malaysia Government Bond
3.24%, 03/15/2029	MYR	525,000	128,692
3.34%, 05/15/2030	MYR	645,000	158,003
4.23%, 06/30/2031	MYR	620,000	157,897
3.58%, 07/15/2032	MYR	635,000	156,248
Mexican Bonos
8.00%, 04/15/2032	MXN	8,368,000	471,901
8.50%, 11/18/2038	MXN	12,700,000	692,514
Mexico Government International Bond, 3.88%, 05/16/2031 (Callable 04/16/2031)	EUR	185,000	209,524
Morocco Government International Bond, 3.00%, 12/15/2032		200,000	174,750
NBN Co. Ltd.
5.00%, 08/28/2031 (Callable 05/28/2031)	AUD	480,000	328,971
5.35%, 03/06/2035 (Callable 12/06/2034)	AUD	190,000	129,586
New South Wales Treasury Corp.
4.75%, 09/20/2035	AUD	370,000	246,634
4.25%, 02/20/2036	AUD	355,000	226,401
4.75%, 02/20/2037	AUD	60,000	39,317
5.25%, 02/24/2038	AUD	145,000	98,034
New Zealand Government Bond
0.25%, 05/15/2028	NZD	365,000	195,837
2.00%, 05/15/2032	NZD	240,000	122,125
4.25%, 05/15/2034	NZD	870,000	496,023
4.50%, 05/15/2035	NZD	210,000	121,152

The accompanying notes are an integral part of these financial statements.

102

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

		Par	Value
FOREIGN GOVERNMENT DEBT OBLIGATIONS - (Continued)
Norway Government Bond
1.25%, 09/17/2031(b)	NOK	1,565,000	$136,020
2.13%, 05/18/2032(b)	NOK	3,335,000	300,067
3.75%, 06/12/2035(b)	NOK	1,010,000	98,516
Peru Government Bond, 5.35%, 08/12/2040	PEN	2,132,000	552,316
Peruvian Government International Bond, 5.50%, 03/30/2036 (Callable 12/30/2035)		60,000	60,601
Philippine Government Bond
6.25%, 02/28/2029	PHP	8,670,000	140,794
6.50%, 05/19/2029	PHP	16,710,000	272,759
6.38%, 07/27/2030	PHP	16,180,000	260,233
6.00%, 08/20/2030	PHP	10,520,000	166,911
6.75%, 09/15/2032	PHP	12,890,000	208,961
Province of Quebec Canada, 4.50%, 09/08/2033		153,000	152,505
Queensland Treasury Corp.
4.50%, 08/22/2035(b)	AUD	95,000	62,079
5.25%, 07/21/2036(b)	AUD	145,000	99,485
Republic of Poland Government Bond, 5.00%, 10/25/2035	PLN	2,300,000	601,933
Republic of Poland Government International Bond, 5.38%, 04/14/2036 (Callable 01/14/2036)		65,000	65,411
Republic of South Africa Government International Bond, 6.13%, 12/11/2037		200,000	196,250
Saudi Government International Bond, 4.63%, 10/04/2047		200,000	168,432
Treasury Corp. of Victoria
5.25%, 09/15/2038	AUD	170,000	113,875
5.00%, 11/20/2040	AUD	185,000	117,771
2.25%, 11/20/2041	AUD	145,000	63,609
United Kingdom Gilt
3.75%, 03/07/2027	GBP	10,000	13,238
4.13%, 07/22/2029	GBP	210,000	277,887
4.25%, 07/31/2034	GBP	125,000	161,529
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $11,622,769)			11,425,375
		Shares
AFFILIATED REGISTERED INVESTMENT COMPANIES - 3.8%
Voya VACS Series EMHCD Fund(l)		195,822	2,103,131
Voya VACS Series HYB Fund(l)		458,769	4,702,384
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $7,278,689)			6,805,515

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 3.3%
AB BSL CLO Ltd., Series 2023-4A, Class BR, 5.58% (3 mo. Term SOFR + 1.90%), 04/20/2038, (1.90% Floor) (Callable 04/20/2027)(b)	$250,000	$250,972
ACREC Trust, Series 2026-FL4, Class C, 5.64% (1 mo. Term SOFR + 2.00%), 01/18/2043, (2.00% Floor) (Callable 01/18/2028)(b)	110,000	109,588
AMMC CDO, Series 2024-30A, Class CR, 5.34% (3 mo. Term SOFR + 1.75%), 04/15/2039, (1.75% Floor) (Callable 04/15/2028)(b)	250,000	250,301
ArrowMark Colorado Holdings, Series 2026-19A, Class C, 5.57% (3 mo. Term SOFR + 1.90%), 03/31/2038, (1.90% Floor) (Callable 01/15/2028)(b)	250,000	250,601
Bain Capital Credit CLO, Series 2024-4A, Class C, 5.57% (3 mo. Term SOFR + 1.90%), 10/23/2037, (1.90% Floor) (Callable 10/23/2026)(b)	250,000	250,520
BrightSpire Capital, Inc., Series 2026-FL3, Class D, 6.49% (1 mo. Term SOFR + 2.85%), 08/19/2043, (2.85% Floor) (Callable 09/19/2028)(b)	110,000	110,127
CBAM Ltd., Series 2017-1A, Class CR2, 5.78% (3 mo. Term SOFR + 2.10%), 01/20/2038, (2.10% Floor) (Callable 01/20/2027)(b)	250,000	250,807
Cent CLO, Series 2018-27A, Class DR, 7.76% (3 mo. Term SOFR + 4.09%), 01/25/2035, (3.83% Floor) (Callable 07/25/2026)(b)	500,000	495,668
Empower CLO Ltd., Series 2024-2A, Class C, 5.77% (3 mo. Term SOFR + 2.10%), 07/15/2037, (2.10% Floor) (Callable 07/15/2026)(b)	500,000	500,235
FS RIALTO
Series 2021-FL3, Class D, 6.25% (1 mo. Term SOFR + 2.61%), 11/16/2036, (2.61% Floor) (Callable 07/16/2026)(b)	100,000	99,820

The accompanying notes are an integral part of these financial statements.

103

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Series 2026-FL11, Class C, 5.69% (1 mo. Term SOFR + 2.05%), 01/19/2044, (2.05% Floor) (Callable 03/19/2029)(b)	$100,000	$99,875
GS REFT 2026-FL1 Issuer Ltd., Series 2026-FL1, Class A, 5.14% (1 mo. Term SOFR + 1.50%), 10/19/2043, (1.50% Floor) (Callable 09/19/2028)(b)	100,000	100,219
ICG US CLO Ltd., Series 2014-1A, Class BR3, 5.43% (3 mo. Term SOFR + 1.75%), 10/20/2034, (1.75% Floor) (Callable 10/20/2026)(b)	250,000	249,567
Katayma CLO Ltd., Series 2024-2A, Class D, 8.18% (3 mo. Term SOFR + 4.50%), 04/20/2037, (4.50% Floor) (Callable 07/20/2026)(b)	430,000	431,946
KREF, Series 2022-FL3, Class C, 5.94% (1 mo. Term SOFR + 2.30%), 02/17/2039, (2.30% Floor) (Callable 07/17/2026)(b)	120,000	119,882
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL8, Class B, 5.59% (1 mo. Term SOFR + 1.95%), 02/19/2037, (1.95% Floor) (Callable 07/17/2026)(b)	120,000	119,850
Neuberger Berman CLO Ltd., Series 2021-44A, Class DR, 6.33% (3 mo. Term SOFR + 2.65%), 10/16/2035, (2.65% Floor) (Callable 07/16/2026)(b)	500,000	492,083
Ocean Trails CLO, Series 2024-15A, Class CR, 5.67% (3 mo. Term SOFR + 2.00%), 01/15/2039, (2.00% Floor) (Callable 01/15/2028)(b)	500,000	501,822
OZLM Ltd., Series 2016-15A, Class A1R3, 4.73% (3 mo. Term SOFR + 1.05%), 04/20/2033, (1.05% Floor) (Callable 07/20/2026)(b)	131,824	131,824
Park Blue CLO Ltd., Series 2023-4A, Class CR, 5.47% (3 mo. Term SOFR + 1.80%), 01/25/2039, (1.80% Floor) (Callable 01/25/2028)(b)	250,000	250,375

	Par	Value
PFP III Ltd., Series 2026-13, Class C, 5.64% (1 mo. Term SOFR + 2.00%), 08/18/2043, (2.00% Floor) (Callable 07/18/2028)(b)	$80,000	$80,250
Starwood Property Trust, Inc., Series 2025-FL4, Class B, 5.59% (1 mo. Term SOFR + 1.95%), 11/19/2042, (1.95% Floor) (Callable 05/19/2028)(b)	250,000	250,313
Storm King Park CLO Ltd., Series 2022-1A, Class AR, 5.03% (3 mo. Term SOFR + 1.36%), 10/15/2037, (1.36% Floor) (Callable 10/15/2026)(b)	500,000	500,379
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,907,082)		5,897,024
MORTGAGE-BACKED SECURITIES - 1.7%
ARDN 2025-ARCP Mortgage Trust, Series 2025-ARCP, Class A, 5.38% (1 mo. Term SOFR + 1.75%), 06/15/2035, (1.75% Floor)(b)	100,000	100,031
BBCMS Trust, Series 2026-5C40, Class XD, 2.34%, 02/15/2059 (Callable 11/15/2030)(b)(h)(i)	2,064,000	181,709
Bridge Commercial Mortgage Trust, Series 2026-MF, Class C, 5.45% (1 mo. Term SOFR + 1.85%), 06/15/2039, (1.85% Floor)(b)	60,000	60,169
BX Trust
Series 2026-AHP, Class B, 5.25% (1 mo. Term SOFR + 1.65%), 06/15/2043, (1.65% Floor)(b)	250,000	250,234
Series 2026-ALOHA, Class D, 5.78% (1 mo. Term SOFR + 2.15%), 04/15/2043, (2.15% Floor)(b)	100,000	100,125
Series 2026-CART, Class D, 5.53% (1 mo. Term SOFR + 1.90%), 02/15/2036, (1.90% Floor)(b)	100,000	99,875

The accompanying notes are an integral part of these financial statements.

104

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Series 2026-CIP, Class C, 5.28% (1 mo. Term SOFR + 1.65%), 05/15/2038, (1.65% Floor) (Callable 05/15/2028)(b)	$59,578	$59,820
Series 2026-CSMO, Class D, 6.08% (1 mo. Term SOFR + 2.45%), 02/15/2043, (2.45% Floor)(b)	100,000	101,062
Series 2026-ORBT, Class C, 5.38% (1 mo. Term SOFR + 1.75%), 07/15/2043, (1.75% Floor)(b)	200,000	200,000
Series 2026-ORBT, Class D, 5.73% (1 mo. Term SOFR + 2.10%), 07/15/2043, (2.10% Floor)(b)	100,000	100,000
Series 2026-XL6, Class B, 5.08% (1 mo. Term SOFR + 1.45%), 03/15/2043, (1.45% Floor)(b)	226,048	226,542
Series 2026-XL6, Class D, 5.73% (1 mo. Term SOFR + 2.10%), 03/15/2043, (2.10% Floor)(b)	72,335	72,516
Computershare Corporate Trust, Series 2026-5C8, Class XA, 1.58%, 03/15/2059 (Callable 12/15/2030)(h)(i)	2,151,953	116,245
Federal National Mortgage Association, Pool FA5897, 6.00%, 06/01/2056	476,572	491,381
Ginnie Mae II Pool
Pool MA8200, 4.00%, 08/20/2052	69,488	65,119
Pool MA8201, 4.50%, 08/20/2052	31,948	30,987
Pool MA8346, 4.00%, 10/20/2052	33,412	31,476
Pool MA8426, 4.00%, 11/20/2052	41,564	39,128
Pool MA8489, 4.50%, 12/20/2052	56,569	54,736
KSL Commercial Mortgage Trust, Series 2026-HT3, Class A, 5.10% (1 mo. Term SOFR + 1.50%), 06/15/2043, (1.50% Floor)(b)	400,000	400,500

		Par	Value
PLYM Commercial Mortgage Trust, Series 2026-IND, Class D, 5.78% (1 mo. Term SOFR + 2.15%), 03/15/2043, (2.15% Floor)(b)		$100,000	$100,031
SFO Commercial Mortgage Trust, Series 2021-555, Class B, 5.49% (1 mo. Term SOFR + 1.86%), 05/15/2038, (1.50% Floor)(b)		100,000	99,875
SMRT 2022-MINI, Series 2022-MINI, Class D, 5.58% (1 mo. Term SOFR + 1.95%), 01/15/2039, (1.95% Floor)(b)		100,000	99,875
TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,105,817)			3,081,436
FOREIGN GOVERNMENT AGENCY ISSUES - 1.3%
CDP Financial, Inc., 4.20%, 12/02/2030	CAD	100,000	73,395
New Zealand Government Bond, 3.50%, 04/14/2033	NZD	745,000	408,317
Norway Government Bond, 3.00%, 08/15/2033(b)	NOK	725,000	67,810
NOTA DO TESOURO NACIONAL (PRICES NEAR 1000), 10.00%, 01/01/2027	BRL	745,000	141,734
NOTA DO TESOURO NACIONAL (PRICES NEAR1000), 10.00%, 01/01/2029	BRL	3,400,000	639,149
Province of British Columbia Canada, 4.20%, 07/06/2033		145,000	142,228
Province of Ontario Canada, 3.45%, 06/02/2045	CAD	160,000	98,717
Queensland Treasury Corp.
3.25%, 05/21/2035(b)	EUR	100,000	113,901
3.38%, 03/18/2036(b)	EUR	105,000	120,000
5.25%, 08/13/2038(b)	AUD	135,000	90,810
Treasury Corp. of Victoria
4.75%, 09/15/2036	AUD	230,000	151,160
2.00%, 11/20/2037	AUD	340,000	166,010
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $2,156,484)			2,213,231

The accompanying notes are an integral part of these financial statements.

105

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.1%
Communications - 0.1%
Alphabet, Inc.
Series A, 6.25%, 05/15/2029(m)	2,400	$122,136
Series B, 6.25%, 05/15/2029(m)	2,400	120,720
		242,856
Consumer, Cyclical - 0.2%
QXO, Inc., 5.50%, 05/15/2028(m)	5,350	260,759
Industrial - 0.1%
Boeing Co., 6.00%, 10/15/2027(a)(m)	1,800	121,140
Technology - 0.3%
Hewlett Packard Enterprise Co., 7.63%, 09/01/2027(m)	2,750	318,065
Oracle Corp., Series D, 6.50%, 01/15/2029(m)	6,300	283,185
		601,250
Utilities - 0.4%
NextEra Energy, Inc., 7.38%, 02/15/2029(m)	8,750	419,475
PPL Corp., 7.00%, 02/15/2029(m)	3,340	163,894
Southern Co., Series A, 7.13%, 12/15/2028(m)	4,000	198,960
		782,329
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,854,385)		2,008,334
PREFERRED STOCKS - 1.1%
Financial - 1.1%
Bank of Hawaii Corp., 8.00%, Perpetual (Callable 08/01/2029)(m)	4,900	128,772
Citizens Financial Group, Inc., Series I, 6.50% to 10/06/2030 then 5 yr. CMT Rate + 2.63%, Perpetual (Callable 10/06/2030)(m)	12,725	315,325
Fifth Third Bancorp, 6.88% to 10/01/2030 then 5 yr. CMT Rate + 3.13%, Perpetual (Callable 10/01/2030)(m)	11,000	284,900
First Busey Corp., Series B, 8.25%, Perpetual (Callable 06/01/2030)(m)	4,950	127,958
First Citizens BancShares, Inc./NC, Series E, 6.63% to 03/15/2031 then 5 yr. CMT Rate + 2.83%, Perpetual (Callable 03/15/2031)(m)	12,200	311,710
First Horizon Corp., Series H, 6.75%, Perpetual (Callable 04/10/2031)(m)	6,325	157,999
Live Oak Bancshares, Inc., Series A, 8.38%, Perpetual (Callable 09/15/2030)(m)	3,625	90,951

	Shares	Value
UMB Financial Corp., 7.75% to 07/15/2030 then 5 yr. CMT Rate + 3.74%, Perpetual (Callable 07/15/2030)(m)	7,375	$194,479
WesBanco, Inc., Series B, 7.38% to 10/01/2030 then 5 yr. CMT Rate + 3.80%, Perpetual (Callable 10/01/2030)(m)	10,650	268,060
Wintrust Financial Corp., Series F, 7.88% to 07/15/2030 then 5 yr. CMT Rate + 3.88%, Perpetual (Callable 07/15/2030)(m)	4,250	111,308
TOTAL PREFERRED STOCKS (Cost $1,949,288)		1,991,462
	Par
CONVERTIBLE BONDS - 0.7%
Consumer, Cyclical - 0.1%
Burlington Stores, Inc., 1.25%, 12/15/2027	$110,000	174,067
Utilities - 0.6%
CenterPoint Energy, Inc., 3.00%, 08/01/2028(b)	250,000	267,053
CMS Energy Corp., 3.13%, 05/01/2031(b)	85,000	86,398
Duke Energy Corp., 3.00%, 03/15/2029(b)	125,000	124,209
Exelon Corp., 3.25%, 03/15/2029(b)	130,000	132,100
FirstEnergy Corp., 3.88%, 01/15/2031	160,000	177,256
Southern Co., 3.25%, 06/15/2028	70,000	70,382
TXNM Energy, Inc., 5.75%, 06/01/2054	105,000	136,863
		994,261
TOTAL CONVERTIBLE BONDS (Cost $1,041,211)		1,168,328
U.S. GOVERNMENT AGENCY ISSUES - 0.1%
Freddie Mac Mscr Trust Mn13, Series 2026-MN13, Class M2, 6.58% (30 day avg SOFR US + 2.95%), 03/25/2046, (0.00% Floor) (Callable 03/25/2031)(b)	85,000	85,000
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $85,000)		85,000
	Shares
COMMON STOCKS - 0.0%(k)
ALTICE FRANCE/LUXCO 3 SHARES(d)(m)	360	7,198
TOTAL COMMON STOCKS (Cost $11,893)		7,198

The accompanying notes are an integral part of these financial statements.

106

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.0%(m)
Call Options - 0.0%(k)
10-Year Forward Interest Rate Swap, Counterparty: Morgan Stanley, Pay Floating; Expiration: 05/06/2031; Exercise Rate: 3.41%	$567,000	567,000	$2,344
10-Year Forward Interest Rate Swap, Counterparty: Nomura Securities International, Inc., Pay Floating; Expiration: 02/12/2036; Exercise Rate: 3.61%	1,202,000	1,202,000	1,321
10-Year Forward Interest Rate Swap, Counterparty: Deutsche Bank;
Pay 0; Expiration: 04/29/2027; Exercise Rate: 4.02%	556,000	556,000	(2,192)
Pay Floating; Expiration: 02/23/2028; Exercise Rate: 3.82%	274,000	274,000	(3,297)
1-Year Forward Interest Rate Swap, Counterparty: Deutsche Bank, Pay Floating; Expiration: 04/29/2027; Exercise Rate: 4.01%	556,000	556,000	(2,427)
5-Year Forward Interest Rate Swap, Counterparty: UBS AG, Pay Floating; Expiration: 03/20/2028; Exercise Rate: 3.78%	601,000	601,000	(4,036)
EUR/GBP, Counterparty: Goldman Sachs, Expiration: 08/06/2026; Exercise Price: $0.93	22,852	20,000	40
USD/EUR, Counterparty: Nomura Securities International, Inc., Expiration: 09/21/2026; Exercise Price: $1.13	558,000	558,000	2,335
Total Call Options			(5,912)
Put Options - 0.0%(k)
10-Year Forward Interest Rate Swap, Counterparty: Deutsche Bank, Receive Floating; Expiration: 04/29/2027; Exercise Rate: 4.01%	556,000	556,000	(1,603)

	Notional Amount	Contracts	Value
10-Year Forward Interest Rate Swap, Counterparty: Deutsche Bank, Receive Floating; Expiration: 04/29/2027; Exercise Rate: 4.02%	$556,000	556,000	$(1,810)
10-Year Forward Interest Rate Swap, Counterparty: Morgan Stanley, Receive Floating; Expiration: 05/06/2031; Exercise Rate: 3.41%	567,000	567,000	(4,214)
30-Year Forward Interest Rate Swap, Counterparty: J.P. Morgan Securities, Receive Variable; Expiration: 08/30/2027; Exercise Rate: 4.65%	598,400	598,400	(13,052)
5-Year Forward Interest Rate Swap, Counterparty: UBS AG, Receive Floating; Expiration: 03/20/2028; Exercise Rate: 3.78%	601,000	601,000	(1,530)
5-Year Forward Interest Rate Swap, Counterparty: Barclays Capital, Inc., Receive Floating; Expiration: 05/25/2027; Exercise Rate: 0.00%	2,436,500	2,436,500	17,908
Total Put Options			(4,301)
TOTAL PURCHASED OPTIONS (Cost $7,196)			(10,213)
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 2.0%
3.64%, 09/10/2026(n)		$3,500,000	3,474,701
TOTAL U.S. TREASURY BILLS (Cost $3,475,236)			3,474,701
TOTAL INVESTMENTS - 97.5% (Cost $178,855,437)			$173,140,907
Money Market Deposit Account - 2.6%(o)(p)			4,683,732
Liabilities in Excess of Other Assets - (0.1)%			(206,939)
TOTAL NET ASSETS - 100.0%			$177,617,700

The accompanying notes are an integral part of these financial statements.

107

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
NIBOR - Norway Interbank Offered Rate
PIK - Payment in Kind
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
USISSO05 - 5 Year US Dollar SOFR Swap Rate
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CNY - Chinese Yuan Renminbi
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Sol
PHP - Philippine Peso
PLN - Polish Zloty
(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $825,561.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $62,932,825 or 35.4% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $9,592 or 0.0% of net assets as of June 30, 2026.

(e)	Zero coupon bonds make no periodic interest payments.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Rounds to zero.
(h)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(i)	Interest only security.
(j)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(k)	Represents less than 0.05% of net assets.
(l)	Affiliated security as defined by the Investment Company Act of 1940.
(m)	Non-income producing security.
(n)	The rate shown is the annualized yield as of June 30, 2026.
(o)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.49%.

(p)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2026 is $842,038 which represented 0.5% of net assets.

The accompanying notes are an integral part of these financial statements.

108

Wilshire Income Opportunities Fund
Schedule of Written Options
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%
Call Options - 0.0%(a)
10-Year Forward Interest Rate Swap, Counterparty: Morgan Stanley, Receive Floating; Expiration: 05/08/2028; Exercise Rate: 3.18%	$(540,000)	(540,000)	$(1,949)
10-Year Forward Interest Rate Swap, Counterparty: Bank of Montreal, Receive Floating; Expiration: 05/28/2036; Exercise Rate: 4.70%	(291,000)	(291,000)	(2,264)
10-Year Forward Interest Rate Swap, Counterparty: Nomura Securities International, Inc., Receive Floating; Expiration: 06/12/2036; Exercise Rate: 4.66%	(271,000)	(271,000)	(1,725)
10-Year Forward Interest Rate Swap, Counterparty: Bank of America Securities, Inc, Receive Floating; Expiration: 05/27/2036; Exercise Rate: 4.72%	(165,000)	(165,000)	(1,318)
1-Year Forward Interest Rate Swap Counterparty: J.P. Morgan Securities, Inc.;
Receive Floating; Expiration: 06/30/2027; Exercise Rate: 3.25%	(1,496,000)	(1,496,000)	3,578
Receive Floating; Expiration: 11/22/2027; Exercise Rate: 3.16%	(2,992,000)	(2,992,000)	8,066
Receive Floating; Expiration: 12/16/2027; Exercise Rate: 3.34%	(1,495,500)	(1,495,500)	3,085
Receive Floating; Expiration: 04/10/2028; Exercise Rate: 3.44%	(1,390,000)	(1,390,000)	2,316
1-Year Forward Interest Rate Swap, Counterparty: BNP Paribas Securities Corp., Receive Floating; Expiration: 02/22/2027; Exercise Rate: 2.50%	(6,010,000)	(6,010,000)	6,124
1-Year Forward Interest Rate Swap Counterparty: Deutsche Bank;
Receive Floating; Expiration: 09/23/2027; Exercise Rate: 3.16%	(2,992,000)	(2,992,000)	8,823
Receive Floating; Expiration: 02/11/2028; Exercise Rate: 3.42%	(1,502,500)	(1,502,500)	1,916
1-Year Forward Interest Rate Swap, Counterparty: The Toronto-Dominion Bank, Receive Floating; Expiration: 02/05/2029; Exercise Rate: 3.70%	(4,183,000)	(4,183,000)	(255)
1-Year Forward Interest Rate Swap, Counterparty: Nomura Securities International, Inc., Receive Floating; Expiration: 10/25/2027; Exercise Rate: 3.12%	(2,992,000)	(2,992,000)	8,590
1-Year Forward Interest Rate Swap, Counterparty: UBS AG, Receive Floating; Expiration: 04/19/2027; Exercise Rate: 3.44%	(2,780,000)	(2,780,000)	5,190
30-Year Forward Interest Rate Swap, Counterparty: Deutsche Bank, Receive Floating; Expiration: 01/07/2030; Exercise Rate: 3.00%	(613,000)	(613,000)	(1,013)
30-Year Forward Interest Rate Swap Counterparty: Nomura Securities International, Inc.;
Receive Floating; Expiration: 01/07/2030; Exercise Rate: 3.00%	(307,000)	(307,000)	(507)
Receive Floating; Expiration: 02/25/2031; Exercise Rate: 4.13%	(150,000)	(150,000)	1,087
Receive Floating; Expiration: 02/25/2031; Exercise Rate: 4.12%	(302,500)	(302,500)	2,383
30-Year Forward Interest Rate Swap Counterparty: BNP Paribas Securities Corp.;
Receive Floating; Expiration: 02/18/2031; Exercise Rate: 4.14%	(150,000)	(150,000)	1,005
30-Year Forward Interest Rate Swap, Counterparty: Morgan Stanley, Receive Floating; Expiration: 04/14/2031; Exercise Rate: 4.24%	(136,000)	(136,000)	(284)
30-Year Forward Interest Rate Swap, Counterparty: Goldman Sachs, Receive Floating; Expiration: 02/18/2031; Exercise Rate: 4.13%	(150,000)	(150,000)	1,163
EUR/ZAR, Counterparty: Goldman Sachs; Expiration: 01/08/2027; Exercise Price: $21.50	(27,422)	(24,000)	(395)
Total Call Options			43,616

The accompanying notes are an integral part of these financial statements.

109

Wilshire Income Opportunities Fund
Schedule of Written Options
June 30, 2026 (Unaudited)(Continued)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (Continued)
Put Options - (0.0)%(a)
10-Year Forward Interest Rate Swap, Counterparty: Bank of America Securities, Inc, Pay Floating; Expiration: 05/27/2036; Exercise Rate: 4.72%	$(165,000)	(165,000)	$1,379
10-Year Forward Interest Rate Swap Counterparty: Nomura Securities International, Inc.;
Pay Floating; Expiration: 02/12/2036; Exercise Rate: 5.61%	(1,202,000)	(1,202,000)	1,286
Pay Floating; Expiration: 06/12/2036; Exercise Rate: 4.66%	(271,000)	(271,000)	1,719
10-Year Forward Interest Rate Swap, Counterparty: Bank of Montreal, Pay Floating; Expiration: 05/28/2036; Exercise Rate: 4.70%	(291,000)	(291,000)	2,145
10-Year Forward Interest Rate Swap, Counterparty: Morgan Stanley, Pay Floating; Expiration: 05/06/2031; Exercise Rate: 3.18%	(540,000)	(540,000)	5,006
1-Year Forward Interest Rate Swap Counterparty: UBS AG;
Pay Floating; Expiration: 02/10/2027; Exercise Rate: 3.70%	(6,010,000)	(6,010,000)	(23,685)
Pay Floating; Expiration: 04/19/2027; Exercise Rate: 3.44%	(2,780,000)	(2,780,000)	(9,930)
1-Year Forward Interest Rate Swap Counterparty: Deutsche Bank;
Pay Floating; Expiration: 09/23/2027; Exercise Rate: 3.16%	(2,992,000)	(2,992,000)	(12,085)
Pay Floating; Expiration: 02/11/2028; Exercise Rate: 3.42%	(1,502,500)	(1,502,500)	(3,932)
1-Year Forward Interest Rate Swap, Counterparty: Bank of Montreal, Pay Floating; Expiration: 06/16/2027; Exercise Rate: 4.50%	(5,421,000)	(5,421,000)	(1,117)
1-Year Forward Interest Rate Swap, Counterparty: Morgan Stanley, Pay Floating; Expiration: 07/14/2026; Exercise Rate: 4.50%	(3,795,000)	(3,795,000)	0
1-Year Forward Interest Rate Swap Counterparty: J.P. Morgan Securities, Inc.;
Pay Floating; Expiration: 06/30/2027; Exercise Rate: 3.25%	(1,496,000)	(1,496,000)	(6,551)
Pay Floating; Expiration: 08/30/2027; Exercise Rate: 3.60%	(10,771,200)	(10,771,200)	(31,549)
Pay Floating; Expiration: 11/22/2027; Exercise Rate: 3.16%	(2,992,000)	(2,992,000)	(11,675)
Pay Floating; Expiration: 12/16/2027; Exercise Rate: 3.34%	(1,495,500)	(1,495,500)	(4,054)
Pay Floating; Expiration: 04/10/2028; Exercise Rate: 3.44%	(1,390,000)	(1,390,000)	(2,602)
1-Year Forward Interest Rate Swap, Counterparty: The Toronto-Dominion Bank, Pay Floating; Expiration: 02/05/2029; Exercise Rate: 3.70%	(4,183,000)	(4,183,000)	(3,756)
1-Year Forward Interest Rate Swap, Counterparty: Nomura Securities International, Inc., Pay Floating; Expiration: 10/25/2027; Exercise Rate: 3.12%	(2,992,000)	(2,992,000)	(12,743)
30-Year Forward Interest Rate Swap, Counterparty: Deutsche Bank, Pay Floating; Expiration: 02/24/2031; Exercise Rate: 5.60%	(366,000)	(366,000)	311
30-Year Forward Interest Rate Swap, Counterparty: Goldman Sachs, Pay Floating; Expiration: 02/18/2031; Exercise Rate: 4.13%	(150,000)	(150,000)	222
30-Year Forward Interest Rate Swap, Counterparty: BNP Paribas Securities Corp., Pay Floating; Expiration: 02/18/2031; Exercise Rate: 4.14%	(150,000)	(150,000)	170
30-Year Forward Interest Rate Swap Counterparty: Nomura Securities International, Inc.;
Pay Floating; Expiration: 02/25/2031; Exercise Rate: 4.12%	(302,500)	(302,500)	60
Pay Floating; Expiration: 02/25/2031; Exercise Rate: 4.13%	(150,000)	(150,000)	146

The accompanying notes are an integral part of these financial statements.

110

Wilshire Income Opportunities Fund
Schedule of Written Options
June 30, 2026 (Unaudited)(Continued)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (Continued)
Put Options - (Continued)
30-Year Forward Interest Rate Swap, Counterparty: Morgan Stanley, Pay Floating; Expiration: 04/14/2031; Exercise Rate: 4.24%	$(136,000)	(136,000)	$970
CDX.NA.HY.46.V2 5YR RTP, Counterparty: Morgan Stanley, Pay 0; Expiration: 08/19/2026; Exercise Rate: 106.00%	(1,077,000)	(1,077,000)	(3,179)
CDX.NA.HY.46.V2 5YR RTP, Counterparty: Morgan Stanley, Pay Floating; Expiration: 08/19/2026; Exercise Rate: 106.50%	(500,000)	(500,000)	(1,851)
Total Put Options			(115,295)
TOTAL WRITTEN OPTIONS (Premiums received $22,546)			$(71,679)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

111

Wilshire Income Opportunities Fund
Schedule of Futures Contracts
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	14	09/21/2026	$1,574,563	$20,777
Euro-Bund	4	09/08/2026	581,993	7,629
U.S. Treasury 2 Year Notes	407	09/30/2026	83,896,054	(40,030)
U.S. Treasury 5 Year Note	344	09/30/2026	36,824,125	88,869
U.S. Treasury Long Bonds	76	09/21/2026	8,626,000	224,359
				$301,604

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(35)	09/21/2026	$3,936,406	$(47,219)
Canadian 10 Year Government Bonds	(1)	09/18/2026	85,394	(812)
Euro-BTP Italian Government Bonds	(6)	09/08/2026	818,213	(12,002)
French Government Bonds	(2)	09/08/2026	274,177	(2,504)
U.S. Treasury 10 Year Notes	(30)	09/21/2026	3,296,719	(24,183)
U.S. Treasury Long Bonds	(6)	09/21/2026	681,000	(6,810)
U.S. Treasury Ultra Bonds	(27)	09/21/2026	3,136,219	(76,444)
				$(169,974)
Net Unrealized Appreciation (Depreciation)				$131,630

The Fund has recorded a liability of $(130,086) as of June 30, 2026 related to the current day’s variation margin related to these contracts.
The accompanying notes are an integral part of these financial statements.

112

Wilshire Income Opportunities Fund
Schedule of Forward Currency Contracts
June 30, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
ANZ Securities, Inc.	09/16/2026	USD	292,926	AUD	417,491	$4,287
Bank of America	07/21/2026	EGP	8,614,797	USD	164,562	9,218
Barclays Capital, Inc.	09/16/2026	GBP	58,309	USD	76,706	638
Barclays Capital, Inc.	09/04/2026	USD	562,775	PEN	1,919,895	2,609
Citibank Global Markets, Inc.	07/24/2026	CAD	410,556	USD	289,167	641
Citibank Global Markets, Inc.	09/04/2026	USD	218,612	BRL	1,141,231	1,100
Citibank Global Markets, Inc.	09/16/2026	USD	850,798	CAD	1,181,483	14,776
Citibank Global Markets, Inc.	09/16/2026	USD	383,091	EUR	330,516	4,185
Goldman Sachs	07/21/2026	EGP	8,629,471	USD	164,685	9,391
Goldman Sachs	07/24/2026	GBP	866,074	USD	1,147,265	1,515
Goldman Sachs	09/17/2026	USD	1,047,644	MXN	18,402,547	2,285
HSBC Bank	09/16/2026	USD	1,877,486	AUD	2,679,936	24,666
HSBC Bank	09/16/2026	USD	827,127	SGD	1,058,312	4,502
J.P. Morgan Securities, Inc.	07/24/2026	CAD	411,119	USD	289,167	1,039
J.P. Morgan Securities, Inc.	07/24/2026	GBP	67,134	USD	88,776	272
Morgan Stanley	08/14/2026	EUR	19,753	USD	22,445	169
Morgan Stanley	08/14/2026	SEK	3,053,473	USD	313,431	2,290
Morgan Stanley	08/14/2026	USD	318,781	NOK	3,144,008	1,360
Morgan Stanley	09/16/2026	USD	855,398	NZD	1,466,053	20,525
Royal Bank of Canada	07/24/2026	USD	289,167	CAD	409,518	91
Standard Chartered Securities N.A.	09/16/2026	USD	757,766	EUR	657,014	4,560
Standard Chartered Securities N.A.	09/16/2026	USD	2,150,436	GBP	1,615,281	7,842
State Street Bank & Trust Co.	09/16/2026	USD	3,908,991	EUR	3,373,981	41,033
State Street Bank & Trust Co.	09/04/2026	USD	446,503	MXN	7,781,395	4,014
State Street Bank & Trust Co.	09/17/2026	USD	325,148	MXN	5,683,130	2,317
State Street Bank & Trust Co.	09/04/2026	USD	629,468	PLN	2,352,570	4,118
UBS AG	07/24/2026	GBP	577,000	USD	764,093	1,253
UBS AG	09/16/2026	USD	756,015	NOK	7,207,341	28,700
Barclays Capital, Inc.	07/24/2026	CAD	408,769	USD	289,167	(620)
Barclays Capital, Inc.	09/16/2026	NZD	223,109	USD	130,500	(3,446)
Barclays Capital, Inc.	09/16/2026	USD	796,750	EUR	697,771	(3,180)
Barclays Capital, Inc.	09/16/2026	USD	412,786	SGD	533,110	(1,600)
BNY Mellon Capital Markets LLC	07/24/2026	JPY	339,781,114	USD	2,125,625	(31,702)
Citibank Global Markets, Inc.	09/16/2026	AUD	318,400	USD	220,526	(394)
Citibank Global Markets, Inc.	07/24/2026	KRW	2,088,646,881	USD	1,380,029	(31,374)
Goldman Sachs	09/16/2026	EUR	330,699	USD	382,100	(2,984)
Goldman Sachs	07/24/2026	KRW	307,306,545	USD	200,004	(1,574)
HSBC Bank	09/16/2026	EUR	659,287	USD	758,291	(2,479)
HSBC Bank	09/16/2026	SGD	535,694	USD	418,511	(2,117)
HSBC Bank	07/24/2026	USD	956,316	GBP	724,771	(5,036)
J.P. Morgan Securities, Inc.	09/16/2026	AUD	311,626	USD	218,197	(2,749)
J.P. Morgan Securities, Inc.	09/16/2026	CAD	256,120	USD	181,985	(753)
J.P. Morgan Securities, Inc.	09/16/2026	NOK	1,680,599	USD	176,853	(7,259)
J.P. Morgan Securities, Inc.	07/24/2026	NZD	3,474,702	GBP	1,510,208	(27,983)

The accompanying notes are an integral part of these financial statements.

113

Wilshire Income Opportunities Fund
Schedule of Forward Currency Contracts
June 30, 2026 (Unaudited)(Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
J.P. Morgan Securities, Inc.	09/16/2026	NZD	109,170	USD	63,133	$(964)
Morgan Stanley	09/16/2026	AUD	467,439	USD	329,306	(6,135)
Morgan Stanley	09/16/2026	EUR	330,699	USD	384,743	(5,627)
Morgan Stanley	08/14/2026	JPY	18,519,953	USD	114,955	(628)
Morgan Stanley	08/14/2026	USD	4,235	AUD	6,150	(19)
Morgan Stanley	09/16/2026	USD	483,336	EUR	422,506	(1,028)
Royal Bank of Canada	09/16/2026	AUD	479,190	USD	338,115	(6,819)
Royal Bank of Canada	07/24/2026	CAD	409,184	USD	289,167	(327)
Royal Bank of Canada	09/16/2026	CAD	921,424	USD	655,147	(3,143)
Royal Bank of Canada	07/24/2026	NOK	3,264,431	EUR	288,800	(648)
Standard Chartered Securities N.A.	07/24/2026	NOK	3,270,228	EUR	288,800	(62)
Standard Chartered Securities N.A.	07/24/2026	USD	1,043,819	GBP	790,251	(4,388)
State Street Bank & Trust Co.	09/16/2026	EUR	330,699	USD	380,261	(1,145)
State Street Bank & Trust Co.	09/17/2026	MXN	3,030,273	USD	173,262	(1,127)
State Street Bank & Trust Co.	07/24/2026	USD	289,167	CAD	410,262	(434)
TD Securities	09/16/2026	USD	76,934	GBP	58,309	(410)
UBS AG	09/16/2026	NOK	2,181,816	USD	224,352	(4,179)
UBS AG	09/16/2026	NZD	340,412	USD	197,451	(3,597)
Net Unrealized Appreciation (Depreciation)						$33,466

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
EGP - Egyptian Pound
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Sol
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

114

Wilshire Income Opportunities Fund
Schedule of Interest Rate Swap Contracts
June 30, 2026 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Counterparty	Fixed Rate	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
Receive	US CPI-U	Morgan Stanley	2.41%	03/27/2036		$731,000	$5,010
Receive	1 mo. SOFR	Morgan Stanley	3.46%	02/25/2027		$4,600,000	20,951
Receive	1 mo. SOFR	Morgan Stanley	3.30%	02/24/2028		$4,100,000	56,931
Receive	1 mo. SOFR	Morgan Stanley	3.30%	03/15/2028		$3,698,000	26,257
Receive	1 mo. SOFR	Morgan Stanley	4.08%	06/14/2028		$5,861,000	(5,178)
Receive	1 mo. SOFR	Morgan Stanley	3.39%	02/04/2029		$4,635,000	58,659
Receive	1 mo. SOFR	Morgan Stanley	3.37%	02/23/2031		$3,425,000	83,466
Receive	1 mo. SOFR	Morgan Stanley	3.50%	02/24/2033		$1,930,000	48,453
Receive	1 mo. SOFR	Morgan Stanley	3.61%	02/25/2036		$650,000	20,068
Receive	1 mo. SOFR	Morgan Stanley	4.61%	02/14/2046		$751,250	(3,310)
Receive	28D TIIE	Morgan Stanley	7.97%	04/03/2036	MXN	13,074,000	5,669
Receive	6 mo. WIBOR	Morgan Stanley	4.08%	10/25/2035	PLN	2,136,000	1,422
Pay	1 mo. SOFR	Morgan Stanley	4.32%	05/21/2037		$683,880	(15,708)
Pay	1 mo. ESTR	Morgan Stanley	2.59%	03/26/2028	EUR	900,000	5,864
Pay	1 mo. SOFR	Morgan Stanley	2.99%	03/03/2028		$2,201,000	(22,194)
Pay	1 mo. SOFR	Morgan Stanley	4.05%	06/22/2028		$2,942,000	1,957
Pay	1 mo. SOFR	Morgan Stanley	4.02%	06/22/2028		$2,948,000	1,130
Pay	1 mo. SOFR	Morgan Stanley	3.28%	03/13/2029		$1,279,000	(6,444)
Pay	1 mo. SOFR	Morgan Stanley	4.13%	03/27/2036		$751,000	633
Pay	1 mo. SOFR	Morgan Stanley	4.61%	05/29/2046		$122,000	515
Pay	3 mo. BBSW	Morgan Stanley	4.69%	03/25/2028	AUD	1,000,000	2,981
Pay	3 mo. JIBAR	Morgan Stanley	7.61%	03/25/2031	ZAR	5,081,000	3,023
Pay	3 mo. JIBAR	Morgan Stanley	7.27%	04/09/2031	ZAR	6,931,000	(1,385)
Pay	CDI	Goldman Sachs	14.02%	01/02/2029	BRL	1,988,716	(150)
Pay	CDI	Goldman Sachs	13.68%	01/02/2029	BRL	3,899,365	(6,692)
Pay	CDI	Morgan Stanley	13.90%	01/02/2029	BRL	1,232,063	(789)
Pay	CORRA	Morgan Stanley	2.78%	03/20/2028	CAD	1,500,000	5,956
Pay	US CPI-U	Morgan Stanley	2.46%	03/27/2031		$731,000	(5,699)
Total Interest Rate Swaps							$281,396

There were no upfront premiums paid or received on the interest rate swaps.
Interest rate swaps settle net cash flows on a periodic basis, with payment frequencies including monthly, quarterly, semi annual, and annual intervals, as well as certain contracts that settle upon termination.
BBSW - Bank Bill Swap Rate was 4.47% as of June 30, 2026.
CDI - Brazil Interbank Deposit Rate was 14.29% as of June 30, 2026.
CORRA - Canadian Overnight Repo Rate Average was 2.34% as of June 30, 2026.
ESTR - Euro Short-Term Rate was 2.28% as of June 30, 2026.
JIBAR - Johannesburg Interbank Agreed Rate was 6.91% as of June 30, 2026.
SOFR - Secured Overnight Financing Rate was 3.63% as of June 30, 2026.
TIIE - Mexican Interbank Equilibrium Interest Rate was 6.76% as of June 30, 2026.
US CPI-U - Consumer Price Index for all Urban Consumers was 3.36 as of June 30, 2026.
WIBOR - Warsaw Interbank Offered Rate was 3.93% as of June 30, 2026.
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - Euro
MXN - Mexican Peso
PLN - Polish Zloty
ZAR - South African Rand
The accompanying notes are an integral part of these financial statements.

115

Wilshire Income Opportunities Fund
Schedule of Credit Default Swap Contracts
Buy Protection
June 30, 2026 (Unaudited)

Reference Obligation*	Financing Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Buy Protection:
CDX.EM.44.V1 (BUY PROTECTION)	(1.00)%	Quarterly	12/20/2030	$7,275,000	$17,457	$138,835	$(121,378)
					$17,457	$138,835	$(121,378)

*	Centrally cleared swap.
The accompanying notes are an integral part of these financial statements.

116

Wilshire Income Opportunities Fund
Schedule of Credit Default Swap Contracts
Sell Protection
June 30, 2026 (Unaudited)

Reference Obligation*	Financing Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount(b)	Value(c)	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Sell Protection(a):
CDX.NA.HY.46.V1 (SELL PROTECTION)	5.00%	Quarterly	06/20/2031	$6,930,990	$564,109	$297,575	$266,534
					$564,109	$297,575	$266,534

*	Centrally cleared swap.
Morgan Stanley is the counterparty for the swap.
(a)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying notes are an integral part of these financial statements.

117

Wilshire Income Opportunities Fund
Schedule of Over the Counter Volatility Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Strike	Counterparty	Maturity Date	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
EUR/HUF Volatility	8.20%	Morgan Stanley	05/28/2027	Quarterly	$(2,000)	$1
EUR/MXN Volatility	10.20%	Deutsche Bank	11/27/2026	Quarterly	(1,636,000)	2,748
USD/INR Volatility	5.30%	Morgan Stanley	12/08/2026	Quarterly	722,000	618
Net Unrealized Appreciation (Depreciation)						$3,367

There are no upfront payments or receipts associated with volatility swaps in the Fund as of June 30, 2026.
EUR - Euro
HUF - Hungarian Forint
INR - Indian Rupee
MXN - Mexican Peso
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

118

Wilshire International Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 79.8%
Australia - 1.4%
Aurelia Metals Ltd.(a)	263,176	$50,538
Austal Ltd.(a)	14,040	39,785
Beach Energy Ltd.	48,190	28,355
BHP Group Ltd.	18,318	764,569
Bravura Solutions Ltd.	18,815	26,410
Catalyst Metals Ltd.(a)	15,619	54,479
Centuria Capital Group	19,505	26,139
Data#3 Ltd.	9,635	65,984
Emeco Holdings Ltd.(a)	53,257	35,972
Fortescue Ltd.	24,516	326,568
Greatland Resources Ltd.(a)	3,715	30,104
Helia Group Ltd.	13,679	52,501
Hillgrove Resources Ltd.(a)	664,157	24,518
Inghams Group Ltd.	24,274	34,625
IRESS Ltd.	20,144	86,432
Mader Group Ltd.	4,092	22,470
Metals X Ltd.(a)	85,340	78,547
Mineral Resources Ltd.(a)	601	26,006
Monadelphous Group Ltd.	11,976	258,774
Netwealth Group Ltd.	2,081	29,589
NRW Holdings Ltd.	3,851	19,967
Ora Banda Mining Ltd.(a)	29,720	21,752
Orica Ltd.	3,587	59,022
Perenti Ltd.	76,655	118,943
Perseus Mining Ltd.	76,647	255,547
Ramelius Resources Ltd.	47,816	97,068
Regis Healthcare Ltd.	11,344	51,046
Regis Resources Ltd.	9,871	41,317
Sandfire Resources Ltd.(a)	5,481	73,645
Santos Ltd.	32,507	161,389
South32 Ltd.	20,193	54,303
SRG Global Ltd.	10,763	29,791
Tabcorp Holdings Ltd.	49,368	28,613
Technology One Ltd.	8,034	164,682
Vault Minerals Ltd.	13,456	38,937
Ventia Services Group Pty Ltd.	7,861	33,786
Virgin Australia Holdings Ltd.(a)	17,051	36,524
West African Resources Ltd.(a)	11,308	21,002
Westgold Resources Ltd.	15,519	50,652
		3,420,351
Austria - 0.3%
ams-OSRAM AG(a)	963	20,827
AT&S Austria Technologie & Systemtechnik AG(a)	198	47,815
Frequentis AG	283	19,510
OMV AG	1,593	99,937
Palfinger AG	597	21,741
Porr AG	2,799	141,593
Raiffeisen Bank International AG	1,372	87,627

	Shares	Value
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,512	$332,228
voestalpine AG	493	23,038
		794,316
Belgium - 0.2%
Ackermans & van Haaren NV	385	125,777
Deme Group NV	1,072	214,463
Fagron	1,009	27,797
Melexis NV	235	20,989
Titan SA	2,227	132,465
Umicore SA	928	21,653
		543,144
Bermuda - 0.5%
Arch Capital Group Ltd.(a)	11,848	1,149,967
Conduit Holdings Ltd.	3,924	24,580
		1,174,547
Brazil - 1.5%
Ambev SA	389,200	1,227,394
Banco do Brasil SA	163,000	629,923
Cia De Sanena Do Parana	27,600	198,674
JHSF Participacoes SA	23,400	51,221
Marcopolo SA	63,360	68,855
NU Holdings Ltd. - Class A(a)	63,793	852,274
Petroleo Brasileiro SA - Petrobras	31,100	251,099
StoneCo Ltd. - Class A	3,083	33,420
Vale SA	30,000	452,880
		3,765,740
Britain - 0.1%
Balfour Beatty PLC	5,130	59,069
Global Ship Lease, Inc. - Class A	1,252	47,075
Man Group PLC/Jersey	12,349	47,889
Rightmove PLC	20,113	116,973
		271,006
Canada - 4.9%
AGF Management Ltd. - Class B	1,588	22,573
Allied Gold Corp.(a)	1,345	31,960
Andean Precious Metals Corp.(a)	9,739	39,965
Aritzia, Inc.(a)	2,626	289,568
B2Gold Corp.	19,840	74,422
Bank of Montreal	1,000	176,746
Bank of Nova Scotia	3,200	278,134
Barrick Mining Corp.	10,300	378,738
Bausch Health Cos., Inc.(a)	7,620	37,556
BRP, Inc.	663	40,498
Canadian Natural Resources Ltd.	20,880	826,219
Canadian Pacific Kansas City Ltd.	15,096	1,308,068
Capstone Copper Corp.(a)	5,139	47,214
Cascades, Inc.	15,836	130,082
Celestica, Inc.(a)	900	328,233
CES Energy Solutions Corp.	3,310	38,672

The accompanying notes are an integral part of these financial statements.

119

Wilshire International Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Canada - (Continued)
Cogeco, Inc.	1,392	$60,813
Definity Financial Corp.	730	38,727
ERO Copper Corp.(a)	1,502	40,106
Extendicare, Inc.	18,743	463,471
Finning International, Inc.	2,401	169,598
First Majestic Silver Corp.	3,381	57,405
Fortuna Mining Corp.(a)	10,234	86,519
Great-West Lifeco, Inc.	6,200	395,060
Groupe Dynamite, Inc.	400	15,100
Hudbay Minerals, Inc.	7,185	169,664
IAMGOLD Corp.(a)	3,411	54,138
K92 Mining, Inc.(a)	1,613	25,317
Kinross Gold Corp.	4,500	106,547
Linamar Corp.	1,998	141,681
Lundin Gold, Inc.	1,500	80,920
LunR Royalties Corp.(a)	313	4,175
Magellan Aerospace Corp.	1,261	30,373
Magna International, Inc.	23,172	1,523,723
Magna International, Inc.	1,335	87,656
MDA Space Ltd.(a)	537	22,188
OceanaGold Corp.	7,156	179,373
Orezone Gold Corp.(a)	34,180	54,466
Orla Mining Ltd.	2,929	28,645
Pan American Silver Corp.	8,100	363,122
Parex Resources, Inc.	7,227	108,997
PHX Energy Services Corp.	4,848	36,371
Precision Drilling Corp.(a)	801	61,516
Quebecor, Inc. - Class B	4,360	208,093
Rio2 Ltd.(a)	11,298	21,190
Royal Bank of Canada	3,000	621,216
Shopify, Inc. - Class A(a)	700	80,086
Silvercorp Metals, Inc.	10,589	107,215
Stantec, Inc.	1,300	89,664
Suncor Energy, Inc.	10,300	554,127
Tc Energy Corp.	14,913	987,576
Torex Gold Resources, Inc.	2,390	95,128
Toronto-Dominion Bank	1,700	206,697
Waste Connections, Inc.	3,711	618,587
Wesdome Gold Mines Ltd.(a)	4,585	78,720
WSP Global, Inc.	1,300	161,188
		12,283,806
Chile - 0.1%
Engie Energia Chile SA	29,954	58,481
Latam Airlines Group SA	2,017,575	58,669
		117,150
China - 3.4%
3SBio, Inc.(b)	51,500	111,517
Atour LifeStyle Holdings Ltd. - ADR	1,982	63,028
Baidu, Inc. - ADR(a)	3,345	382,300
Baidu, Inc. - Class A(a)	5,900	84,016
Bairong, Inc.(a)(b)	42,000	24,967

	Shares	Value
Bank of Ningbo Co. Ltd. - Class A	31,400	$137,390
Chervon Holdings Ltd.	16,800	35,736
China Merchants Bank Co. Ltd. - Class H	143,000	820,857
China Oilfield Services Ltd. - Class H	68,000	54,002
China Pacific Insurance Group Co. Ltd. - Class A	34,700	145,803
China Pacific Insurance Group Co. Ltd. - Class H	138,400	475,781
Contemporary Amperex Technology Co. Ltd. - Class A	5,300	308,142
Contemporary Amperex Technology Co. Ltd. - Class H	13,301	1,197,205
Country Garden Services Holdings Co. Ltd.	27,000	16,765
CRRC Corp. Ltd. - Class A	67,000	51,435
CRRC Corp. Ltd. - Class H	114,000	65,381
Dongyue Group Ltd.	14,000	34,417
FinVolution Group - ADR	12,872	61,657
Fufeng Group Ltd.	63,000	38,087
Green Tea Group Ltd.	25,600	18,351
Greentown Service Group Co. Ltd.	38,000	19,017
Haier Smart Home Co. Ltd. - Class H	408,204	1,044,507
Harbin Electric Co. Ltd. - Class H	18,000	35,490
Hello Group, Inc. - ADR	4,157	24,111
Hengli Petrochemical Co. Ltd. - Class A	19,900	52,025
InnoCare Pharma Ltd. - Class H(a)(b)	16,000	24,299
Innovent Biologics, Inc.(a)(b)	23,500	239,502
J&T Global Express Ltd.(a)	60,200	64,318
JNBY Design Ltd.	45,500	99,821
Lonking Holdings Ltd.	225,000	74,725
New China Life Insurance Co. Ltd. - Class H	11,100	65,451
Newborn Town, Inc.(a)	44,000	42,700
Ningxia Baofeng Energy Group Co. Ltd. - Class A	57,300	169,639
Ningxia Baofeng Energy Group Co. Ltd. - Class A	49,000	145,067
Ping An Insurance Group Co. of China Ltd. - Class H	12,500	81,744
Rockchip Electronics Co. Ltd. - Class A	2,100	59,023
Shanghai BOCHU Electronic Technology Corp. Ltd. - Class A	3,800	60,240
Shanghai Chicmax Cosmetic Co. Ltd. - Class H	4,400	15,328
Shanghai Henlius Biotech, Inc. - Class H(a)(b)	4,100	33,830
Shenzhou International Group Holdings Ltd.	140,500	707,663
Simcere Pharmaceutical Group Ltd.(b)	21,000	26,456
TAL Education Group - ADR(a)	7,828	74,914
Tencent Holdings Ltd.	10,400	573,136
Wuhan Guide Infrared Co. Ltd. - Class A(a)	26,400	51,828

The accompanying notes are an integral part of these financial statements.

120

Wilshire International Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
China - (Continued)
WuXi AppTec Co. Ltd. - Class A	3,660	$67,377
WuXi AppTec Co. Ltd. - Class H(b)	3,700	72,752
XD, Inc.	9,000	51,282
Yangzijiang Shipbuilding Holdings Ltd.	75,400	200,197
Yealink Network Technology Corp. Ltd. - Class A	14,600	73,022
Zhejiang Dahua Technology Co. Ltd. - Class A	18,700	45,603
Zijin Mining Group Co. Ltd. - Class A	17,000	63,124
Zijin Mining Group Co. Ltd. - Class H	20,000	70,351
		8,555,379
Colombia - 0.0%(c)
Grupo Argos SA/Colombia	10,102	52,310
Mineros SA	6,868	31,786
		84,096
Denmark - 1.0%
ALK-Abello AS	7,118	265,948
AP Moller - Maersk AS - Class A	242	558,443
Cadeler AS(a)	3,686	20,194
D/S Norden AS	1,255	52,786
Danske Bank AS	16,481	884,240
H Lundbeck AS	16,291	106,011
ISS AS	939	38,433
Jyske Bank AS	241	34,858
Per Aarsleff Holding AS	1,520	171,773
Vestas Wind Systems AS	15,621	441,353
		2,574,039
Egypt - 0.0%(c)
Telecom Egypt Co.	31,065	58,361
Finland - 0.3%
Konecranes Oyj	1,257	38,639
Metso Oyj	3,210	55,804
Neste Oyj	3,978	129,314
Nordea Bank Abp	12,115	230,089
Orion Oyj - Class B	666	54,794
Sampo Oyj	32,519	341,800
		850,440
France - 4.7%
Accor SA	6,982	405,920
Airbus SE	273	60,763
Amundi SA(b)	8,655	830,629
Arkema SA	11,801	744,001
Cie Generale des Etablissements Michelin SCA	30,714	1,186,346
Derichebourg SA	2,331	25,414
Elior Group SA(b)	7,955	17,799
Elis SA	5,399	167,253
Gaztransport Et Technigaz SA	1,184	250,777
Jacquet Metals SACA	834	19,492

	Shares	Value
Mercialys SA	1,741	$23,325
Mersen SA	1,476	70,342
Nexans SA	161	26,749
Pluxee NV	2,043	26,787
Publicis Groupe SA	9,173	906,637
Rexel SA	25,303	1,105,704
Rubis SCA	6,190	217,193
Safran SA	6,151	2,431,865
Sanofi SA	12,028	1,027,819
SCOR SE	756	27,430
Societe Generale SA	9,477	839,162
Technip Energies NV	2,304	87,211
Teleperformance SE	13,377	703,025
Thales SA	226	58,065
Valeo SE	8,379	123,025
Vinci SA	1,910	279,347
Viridien(a)	330	31,380
		11,693,460
Germany - 5.8%
AIXTRON SE	429	25,803
Allianz SE	64	30,287
ATOSS Software SE	1,789	136,779
BASF SE	27,241	1,456,161
Bayer AG	19,111	1,056,530
CEWE Stiftung & Co. KGAA	450	46,847
Continental AG	3,406	280,888
Daimler Truck Holding AG	25,877	1,247,944
Deutsche Bank AG	4,671	158,155
Deutsche Boerse AG	2,729	744,652
Deutsche Post AG	6,735	408,677
Deutsche Rohstoff AG	210	19,139
Deutsche Telekom AG	17,080	465,499
Elmos Semiconductor SE	264	54,431
Evonik Industries AG	39,523	717,157
flatexDEGIRO SE	1,109	47,526
Fresenius Medical Care AG	17,924	810,944
Friedrich Vorwerk Group SE	297	22,878
Hypoport SE(a)	260	24,902
Infineon Technologies AG	2,161	201,743
Innoscripta SE	246	21,513
IONOS Group SE(a)	3,201	99,641
KION Group AG	664	29,423
Knorr-Bremse AG	1,295	150,366
Krones AG	292	37,431
Nordex SE(a)	496	26,186
Norma Group SE	4,045	81,078
Schaeffler AG	4,220	40,897
Scout24 SE(b)	655	54,157
Siemens Energy AG	24,864	4,712,388
Talanx AG	8,182	1,034,125
TKMS AG& Co. KGaA(a)	242	20,639
TUI AG	8,362	69,204
		14,333,990

The accompanying notes are an integral part of these financial statements.

121

Wilshire International Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Greece - 0.0%(c)
Euroseas Ltd.	464	$30,796
FF Group(a)(d)	2,880	0
StealthGas, Inc.(a)	5,535	43,726
		74,522
Hong Kong - 1.9%
Alibaba Group Holding Ltd.	78,236	934,679
Bank of East Asia Ltd.	131,000	209,724
BOC Hong Kong Holdings Ltd.	65,500	355,246
China Foods Ltd.	268,000	105,812
China Overseas Land & Investment Ltd.	601,339	929,103
China Overseas Property Holdings Ltd.	45,000	18,584
Dah Sing Banking Group Ltd.	86,400	127,716
Dah Sing Financial Holdings Ltd.	19,600	94,517
Galaxy Entertainment Group Ltd.	260,000	979,067
Geely Automobile Holdings Ltd.	52,000	112,102
HKT Trust & HKT Ltd.	49,000	72,873
Jardine Matheson Holdings Ltd.	1,100	67,986
Kingboard Holdings Ltd.	8,500	129,423
Lee & Man Paper Manufacturing Ltd.	174,000	63,679
Poly Property Group Co. Ltd.	236,000	47,342
SITC International Holdings Co. Ltd.	67,000	269,050
Swire Pacific Ltd. - Class A	8,500	88,855
TCL Electronics Holdings Ltd.	19,000	31,391
Wasion Holdings Ltd.	26,000	66,297
Yuexiu Property Co. Ltd.	44,000	18,785
		4,722,231
Hungary - 0.1%
Magyar Telekom Telecommunications PLC	27,744	236,204
OTP Bank Nyrt	766	113,196
		349,400
India - 2.1%
Acutaas Chemicals Ltd.	2,868	107,937
Aditya Infotech Ltd.(a)	632	24,505
Affle 3i Ltd.(a)	2,052	30,987
Ajanta Pharma Ltd.	3,614	131,425
Avanti Feeds Ltd.	6,660	66,255
Bharat Petroleum Corp. Ltd.	84,792	272,971
Bharti Airtel Ltd.	5,862	114,882
Can Fin Homes Ltd.	2,578	23,630
Canara Bank	431,071	574,062
CMS Info Systems Ltd.	11,231	33,525
Deepak Fertilisers & Petrochemicals Corp. Ltd.	2,816	46,712
eClerx Services Ltd.	3,662	51,720
Force Motors Ltd.	425	83,897
GHCL Ltd.	7,321	33,883
Glenmark Pharmaceuticals Ltd.	4,501	105,432
Godawari Power and Ispat Ltd.	20,442	55,673
HDFC Asset Management Co. Ltd.(b)	4,560	128,620

	Shares	Value
HDFC Bank Ltd. - ADR	8,681	$224,230
Hero MotoCorp Ltd.	2,268	115,506
Hexaware Technologies Ltd.	4,216	23,046
Hindustan Petroleum Corp. Ltd.	13,261	55,542
ICICI Bank Ltd. - ADR	30,843	895,372
ICICI Bank Ltd.	41,950	610,954
Indegene Ltd.	14,063	78,247
Indian Metals & Ferro Alloys Ltd.	1,889	25,441
Indian Oil Corp. Ltd.	53,216	78,624
Kalyan Jewellers India Ltd.	32,063	131,971
Karur Vysya Bank Ltd.	9,686	30,471
LIC Housing Finance Ltd.	10,502	63,008
Mahindra & Mahindra Ltd.	1,374	44,944
Nava Ltd.	16,476	106,057
NESCO Ltd.	3,206	36,624
Piramal Finance Ltd.	2,608	59,670
Premier Energies Ltd.(b)	5,244	58,526
PTC India Ltd.	23,424	44,940
ReNew Energy Global PLC - Class A(a)	3,865	24,156
Sagility Ltd.	87,048	36,567
SAI Life Sciences Ltd.(a)(b)	18,379	240,027
Sansera Engineering Ltd.(b)	927	31,714
Siemens Energy India Ltd.	1,609	62,876
South Indian Bank Ltd.	179,850	87,025
Suzlon Energy Ltd.(a)	258,878	162,082
Tips Music Ltd.	6,988	46,386
Ugro Capital Ltd.(a)	20,355	20,847
		5,280,969
Indonesia - 0.3%
Adaro Andalan Indonesia PT	51,900	22,602
Bank Rakyat Indonesia Persero Tbk PT	2,942,700	451,176
Bank Tabungan Negara Persero Tbk PT(a)	539,200	33,341
Dharma Satya Nusantara Tbk PT	560,500	34,987
Elnusa Tbk PT	1,259,800	36,709
Indofood Sukses Makmur Tbk PT	58,100	21,693
Japfa Comfeed Indonesia Tbk PT	418,100	45,629
Kawasan Industri Jababeka Tbk PT	2,243,600	14,138
Pakuwon Jati Tbk PT	2,355,500	31,585
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	849,100	60,351
Triputra Agro Persada PT	733,300	59,286
		811,497
Ireland - 1.1%
Accenture PLC - Class A	6,781	843,828
Bank of Ireland Group PLC	54,441	1,085,140
Glenveagh Properties PLC(a)(b)	8,705	24,936
Greencore Group PLC	7,709	20,342
Medtronic PLC	10,675	835,105
		2,809,351
Israel - 0.7%
Camtek Ltd./Israel(a)(e)	545	88,901
El Al Israel Airlines	21,893	109,184

The accompanying notes are an integral part of these financial statements.

122

Wilshire International Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Israel - (Continued)
Global-e Online Ltd.(a)	2,210	$76,753
Ituran Location and Control Ltd.	3,759	229,337
Next Vision Stabilized Systems Ltd.	286	23,144
Riskified Ltd. - Class A(a)	4,909	24,741
Teva Pharmaceutical Industries Ltd. - ADR(a)	32,490	1,100,761
		1,652,821
Italy - 1.7%
Banca Mediolanum SpA	4,316	107,485
De’ Longhi SpA	1,510	64,079
Enel SpA	87,915	1,010,099
FinecoBank Banca Fineco SpA	5,517	138,409
Intesa Sanpaolo SpA	60,336	413,300
Leonardo SpA	4,637	248,660
Lottomatica Group SpA	5,621	156,068
Maire SpA	2,529	41,400
NewPrinces SpA(a)	2,525	44,863
Nexi SpA(b)	6,740	27,296
OVS SpA(b)	5,501	38,006
Pirelli & C SpA(b)	42,564	321,711
Reply SpA	363	37,949
Saipem SpA(e)	8,724	43,838
Sesa SpA	265	27,192
TREVI - Finanziaria Industriale SpA(a)	4,421	20,307
UniCredit SpA	15,115	1,352,293
		4,092,955
Japan - 11.1%
Advantest Corp.	8,100	1,646,533
Aica Kogyo Co. Ltd.	2,000	45,477
Aichi Steel Corp.	1,500	27,706
Aisin Corp.	13,400	181,064
Alps Alpine Co. Ltd.	8,600	109,393
Asics Corp.	2,100	57,109
Aucnet, Inc.	3,300	27,614
BayCurrent, Inc.	900	33,531
Brother Industries Ltd.	1,200	27,308
Bushiroad, Inc.	23,500	40,220
Change Holdings, Inc.	4,600	25,648
Chubu Shiryo Co. Ltd.	9,700	110,273
Chugoku Electric Power Co., Inc.	18,300	99,874
Concordia Financial Group Ltd.	5,800	61,961
Cosmo Energy Holdings Co. Ltd.	1,500	34,873
Credit Saison Co. Ltd.	3,400	92,278
CyberAgent, Inc.	4,000	34,097
Cybozu, Inc.	7,100	98,893
Daihen Corp.	900	102,053
Daiichi Sankyo Co. Ltd.	4,200	67,401
Daikin Industries Ltd.	8,400	1,275,954
DeNA Co. Ltd.	1,200	18,120
Dentsu Group, Inc.(a)	1,400	26,868
Disco Corp.	200	101,647

	Shares	Value
Doutor Nichires Holdings Co. Ltd.	2,300	$38,374
Earth Corp.	1,100	31,730
Eisai Co. Ltd.	3,000	75,816
Electric Power Development Co. Ltd.	900	20,264
ENEOS Holdings, Inc.	56,700	417,396
FANUC Corp.	3,400	155,465
Feed One Co. Ltd.	3,300	24,936
Ferrotec Corp.	1,600	95,352
Foster Electric Co. Ltd.	5,400	102,405
FUJIFILM Holdings Corp.	48,100	1,034,554
Fujikura Ltd.	2,400	93,164
Fukuoka Financial Group, Inc.	6,500	273,902
Fukuyama Transporting Co. Ltd.	1,700	58,141
Glory Ltd.	9,200	222,077
GMO Internet group, Inc.	2,500	51,837
Greens Co. Ltd.	3,700	48,884
H2O Retailing Corp.	6,100	107,387
Hachijuni Nagano Bank Ltd.	7,000	103,967
Hakuhodo DY Holdings, Inc.	6,000	42,465
Hakuto Co. Ltd.	900	25,316
Halows Co. Ltd.	1,000	22,911
Hamakyorex Co. Ltd.	4,800	53,852
Happinet Corp.	2,300	42,572
Hitachi Construction Machinery Co. Ltd.	1,300	42,547
Hitachi Ltd.	14,200	394,612
Hokuriku Electric Power Co.	6,900	36,826
Hyakugo Bank Ltd.	22,000	268,513
Ichiken Co. Ltd.	1,500	24,409
Inpex Corp.	10,300	207,542
Itochu Enex Co. Ltd.	2,000	24,548
Izumi Co. Ltd.	8,100	47,897
Japan Airlines Co. Ltd.	11,300	199,133
Japan Material Co. Ltd.	4,700	75,747
Japan Post Bank Co. Ltd.	40,200	765,778
Japan Tobacco, Inc.	4,600	169,039
Joshin Corp.	4,300	103,950
JTEKT Corp.	4,200	52,104
Juroku Financial Group, Inc.	6,000	86,583
JX Advanced Metals Corp.	2,900	80,219
Kameda Seika Co. Ltd.	2,800	21,056
Kamei Corp.	1,400	29,443
Kanamoto Co. Ltd.	5,200	170,669
Kaneka Corp.	3,000	105,577
Kasumigaseki Capital Co. Ltd.	600	24,832
Keyence Corp.	1,200	604,592
Kioxia Holdings Corp.(a)	100	56,774
Kobe Steel Ltd.	3,700	42,814
Konica Minolta, Inc.	24,800	84,699
Kubota Corp.	33,300	557,501
Kyoto Financial Group, Inc.	4,500	124,975
Kyushu Railway Co.	1,700	36,559
Leopalace21 Corp.	20,300	81,210
Life Corp.	1,600	25,989
Mazda Motor Corp.	13,500	90,966

The accompanying notes are an integral part of these financial statements.

123

Wilshire International Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Japan - (Continued)
Mimaki Engineering Co., Ltd.	4,000	$44,260
MINEBEA MITSUMI, Inc.	23,000	682,519
Mitsubishi Corp.	5,100	137,185
Mitsubishi Electric Corp.	8,000	293,369
Mitsubishi Heavy Industries Ltd.	25,143	572,492
Mitsubishi Motors Corp.	18,200	35,118
Mitsubishi UFJ Financial Group, Inc.	13,500	267,814
Mizuho Financial Group, Inc.	1,400	67,227
Muninova Holdings, Inc.	8,500	23,076
Murata Manufacturing Co. Ltd.	33,100	2,385,568
Nagase & Co. Ltd.	6,800	49,293
NEC Corp.	10,100	245,193
NGK Corp.	8,400	395,084
Nintendo Co. Ltd.	7,273	305,426
Nippn Corp.	1,400	24,152
NIPPON EXPRESS HOLDINGS, Inc.	1,600	49,822
Nippon Light Metal Holdings Co. Ltd.	9,000	152,392
Nippon Paper Industries Co. Ltd.	18,500	145,237
Nippon Sheet Glass Co. Ltd.(a)	21,200	63,060
Nippon Shinyaku Co. Ltd.	1,800	44,557
Nipro Corp.	4,800	46,387
Nishi-Nippon Financial Holdings, Inc.	1,000	25,612
Nishi-Nippon Railroad Co. Ltd.	4,700	84,538
Noritsu Koki Co. Ltd.	6,800	84,956
NSK Ltd.	17,200	121,978
NTN Corp.	47,700	117,902
Oki Electric Industry Co. Ltd.	3,000	65,497
Olympus Corp.	52,500	551,849
Omron Corp.	800	28,879
Ono Pharmaceutical Co. Ltd.	1,800	26,501
Open House Group Co. Ltd.	900	46,903
Persol Holdings Co. Ltd.	23,600	35,941
PHC Holdings Corp.	19,100	121,069
PIA Corp.	300	4,625
Recruit Holdings Co. Ltd.	7,800	542,954
Renesas Electronics Corp.	1,900	57,395
Resona Holdings, Inc.	21,900	285,640
Ricoh Co. Ltd.	16,200	140,669
Rohm Co. Ltd.	1,800	60,289
Rohto Pharmaceutical Co. Ltd.	1,700	24,975
Sakata INX Corp.	3,300	48,327
Sakata Seed Corp.	1,800	46,277
San ju San Financial Group, Inc.	15,200	161,945
Sanki Engineering Co. Ltd.	1,500	27,594
Sanko Gosei Ltd.	7,400	34,638
Sato Corp.	8,100	118,929
SBS Holdings, Inc.	900	23,986
Shimizu Corp.	33,000	523,314
Showa Sangyo Co. Ltd.	8,500	177,252
Siix Corp.	12,700	102,532
Sony Group Corp.	19,000	381,000
SUMCO Corp.	2,000	50,686

	Shares	Value
Sumitomo Chemical Co. Ltd.	65,800	$209,296
Sumitomo Metal Mining Co. Ltd.	2,200	102,811
Sumitomo Mitsui Financial Group, Inc.	21,000	821,027
Sumitomo Pharma Co. Ltd.(a)	3,600	33,083
Suntory Beverage & Food Ltd.(e)	29,243	809,071
Takara Standard Co. Ltd.	2,000	38,319
Takeda Pharmaceutical Co. Ltd.	7,800	246,257
TDK Corp.	74,800	1,670,744
Teijin Ltd.	2,400	24,115
Tekscend Photomask Corp.	1,200	32,445
Tera Probe, Inc.	300	25,408
Toei Co. Ltd.	700	24,880
TOKAI Holdings Corp.	5,100	36,066
Tokyo Century Corp.	4,600	70,825
Tokyo Electron Ltd.	500	241,797
Tokyu Construction Co. Ltd.	5,800	42,270
Tokyu Fudosan Holdings Corp.	3,900	31,061
Tosho Co. Ltd.	4,100	18,949
TOTO Ltd.	1,800	96,618
Towa Pharmaceutical Co. Ltd.	2,300	53,748
Toyobo Co. Ltd.	22,600	225,271
Toyoda Gosei Co. Ltd.	5,800	184,277
Toyota Boshoku Corp.	2,600	34,276
Traders Holdings Co. Ltd.	5,400	39,470
Umios Corp.	5,100	41,029
Unipres Corp.	2,900	21,630
Wacom Co. Ltd.	13,100	62,757
Workman Co. Ltd.	1,300	54,787
YAMABIKO Corp.	1,100	25,827
Yamaha Corp.	10,000	70,254
ZERIA Pharmaceutical Co. Ltd.	1,800	22,622
		27,690,638
Luxembourg - 0.0%(c)
Aroundtown SA	11,649	30,914
d’Amico International Shipping SA	8,009	60,018
		90,932
Malaysia - 0.1%
Dialog Group Bhd	129,400	58,660
Eco World Development Group Bhd	78,700	42,557
Mah Sing Group Bhd	158,200	37,993
Malayan Cement Bhd	26,500	41,630
Sime Darby Bhd	92,200	48,635
Sunway Construction Group Bhd	16,200	29,639
		259,114
Mexico - 0.2%
America Movil SAB de CV	128,000	166,373
Gentera SAB de CV	26,100	56,566
Grupo Mexico SAB de CV - Class B	13,100	148,038
Qualitas Controladora SAB de CV	5,200	52,123
		423,100

The accompanying notes are an integral part of these financial statements.

124

Wilshire International Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Netherlands - 4.0%
Adyen NV(a)(b)	248	$231,606
Argenx SE(a)	78	72,354
ASM International NV	1,527	1,747,957
ASML Holding NV	790	1,566,756
ASML Holding NV	1,333	2,651,924
Basic-Fit NV(a)(b)	1,798	67,021
BE Semiconductor Industries NV	1,352	443,946
Corbion NV	2,226	51,246
ForFarmers NV	3,146	22,368
ING Groep NV	30,594	967,910
Koninklijke Ahold Delhaize NV	1,392	56,021
Koninklijke Heijmans N.V	653	85,129
Koninklijke Philips NV	18,108	492,027
Magnum Ice Cream Co. NV(a)	51,837	902,593
Randstad NV	18,905	544,853
Signify NV(b)	1,510	28,812
		9,932,523
Norway - 0.6%
Aker BP ASA	1,338	40,701
BW Offshore Ltd.	11,588	51,189
Equinor ASA	26,943	846,633
Hoegh Autoliners ASA	5,191	75,974
Kitron ASA	3,474	37,477
Norsk Hydro ASA	4,470	40,294
Norwegian Air Shuttle ASA	26,382	39,356
Sea1 Offshore, Inc.	8,400	20,109
Sentia AS	2,823	21,966
Var Energi ASA	55,999	231,300
Veidekke ASA	2,967	56,875
Wallenius Wilhelmsen ASA	5,140	68,195
		1,530,069
Philippines - 0.1%
Megaworld Corp.	487,000	16,512
Robinsons Land Corp.	354,400	95,294
		111,806
Poland - 0.2%
Enea SA	29,541	152,233
Lubelski Wegiel Bogdanka SA(a)	3,940	21,207
ORLEN SA	6,791	228,382
Santander Bank Polska SA	817	140,361
Tauron Polska Energia SA	8,570	20,770
		562,953
Portugal - 0.3%
Galp Energia SGPS SA	22,373	476,326
Sonae SGPS SA	150,275	346,054
		822,380
Qatar - 0.0%(c)
Ooredoo QPSC	14,917	54,339

	Shares	Value
Russia - 0.0%(c)
Novolipetsk Steel PJSC(a)(d)	46,050	$0
PhosAgro PJSC - GDR(a)(d)	5,089	0
Sberbank of Russia PJSC(a)(d)	29,200	0
Severstal PAO(a)(d)	608	0
Surgutneftegas PAO(a)(d)	168,940	0
Tatneft PJSC(a)(d)	19,624	0
		0
Saudi Arabia - 0.1%
Al Babtain Power & Telecommunication Co.	5,523	95,424
East Pipes Integrated Co. for Industry	412	24,152
Electrical Industries Co.	14,793	56,848
		176,424
Singapore - 1.7%
BW LPG Ltd.(b)	1,884	32,763
Centurion Corp. Ltd.	54,100	61,233
China Yuchai International Ltd.	400	18,964
DBS Group Holdings Ltd.	7,300	368,846
Food Empire Holdings Ltd.	20,680	38,016
Haw Par Corp. Ltd.	2,000	24,583
Oversea-Chinese Banking Corp. Ltd.	42,700	821,410
Sea Ltd. - ADR(a)	23,394	2,241,847
Singapore Technologies Engineering Ltd.	45,700	368,736
UOL Group Ltd.	29,900	220,790
		4,197,188
South Africa - 0.4%
AVI Ltd.	22,641	138,866
DRDGOLD Ltd. - ADR	1,434	30,544
Gold Fields Ltd.	3,983	133,603
Naspers Ltd.	1,121	56,227
Omnia Holdings Ltd.	9,920	67,748
Standard Bank Group Ltd.	20,702	407,866
Sun International Ltd./South Africa	7,716	25,451
Telkom SA SOC Ltd.	10,424	35,725
		896,030
South Korea - 4.5%
BNK Financial Group, Inc.	7,894	87,027
CJ Logistics Corp.	674	32,361
Daehan Shipbuilding Co. Ltd.	639	21,525
Daewoong Co. Ltd.	2,421	26,579
DB Insurance Co. Ltd.	583	50,536
ENF Technology Co. Ltd.	985	29,532
Fadu, Inc.(a)	331	19,062
Han Kuk Carbon Co. Ltd.	4,148	71,808
Hana Micron, Inc.	869	28,526
Hansol Chemical Co. Ltd.	299	56,600
Hanwha Corp.	333	21,516
Hanwha Life Insurance Co. Ltd.(a)	12,154	36,107
HD Construction Equipment Co. Ltd.	688	56,166
HD Hyundai Co. Ltd.	903	116,682

The accompanying notes are an integral part of these financial statements.

125

Wilshire International Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
South Korea - (Continued)
HD Hyundai Electric Co. Ltd.	88	$55,786
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	796	180,669
HD-Hyundai Marine Engine(a)	624	23,688
HPSP Co. Ltd.	627	22,247
IsuPetasys Co. Ltd.	514	38,656
JB Financial Group Co. Ltd.	4,793	76,949
KCC Corp.	77	24,357
KIWOOM Securities Co. Ltd.	434	97,105
Kolmar Korea Co. Ltd.	1,240	80,032
Korea Electric Terminal Co. Ltd.	1,604	72,331
Kumho Tire Co., Inc.(a)	10,143	32,074
LF Corp.	2,445	35,210
LG Corp.	1,901	119,858
LG Innotek Co. Ltd.	313	201,896
Meritz Financial Group, Inc.(a)	4,355	297,846
NCSoft Corp.	349	58,405
S-1 Corp.	3,619	167,135
Samsung Electronics Co. Ltd.	16,698	3,650,467
Seoul Guarantee Insurance Co.	1,583	42,467
Shinhan Financial Group Co. Ltd.	13,225	819,459
SK Chemicals Co. Ltd.	1,105	28,116
SK hynix, Inc.	2,376	4,192,013
SL Corp.	1,794	66,150
WONIK IPS Co. Ltd.	250	27,653
Youngone Corp.	1,195	56,134
		11,120,730
Spain - 0.4%
Acciona SA	595	188,572
Banco Santander SA	4,279	59,196
Distribuidora Internacional de Alimentacion SA(a)	808	38,145
eDreams ODIGEO SA(a)	6,032	32,440
Gestamp Automocion SA(b)	12,234	39,929
Iberdrola SA	7,061	176,230
Indra Sistemas SA	1,855	101,956
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	56,570	77,731
Naturgy Energy Group SA	1,891	59,337
Repsol SA	2,325	57,881
Unicaja Banco SA(b)	14,673	52,308
		883,725
Sweden - 1.4%
AcadeMedia AB(b)	4,993	51,913
Ambea AB(b)	3,570	55,058
Attendo AB(b)	17,391	220,133
Camurus AB(a)	628	36,671
Castellum AB	2,215	29,089
Clas Ohlson AB - Class B	2,024	89,374
Corem Property Group AB - Class B	106,292	25,747
Epiroc AB	3,420	93,825

	Shares	Value
Hemnet Group AB	2,989	$22,690
HMS Networks AB	430	22,340
Hoist Finance AB(b)	2,586	47,676
Loomis AB	827	40,554
Medcap AB(a)	444	24,029
NCC AB - Class B	5,369	105,650
Nobia AB(a)	8,442	11,716
Peab AB - Class B	10,931	102,753
Platzer Fastigheter Holding AB - Class B	4,852	34,289
Rusta AB	2,513	20,817
Saab AB	5,256	272,663
Spotify Technology SA(a)	2,758	1,266,281
Swedish Orphan Biovitrum AB(a)	9,535	454,513
Telefonaktiebolaget LM Ericsson - Class B	36,467	407,050
		3,434,831
Switzerland - 2.7%
ABB Ltd.	1,445	156,784
Accelleron Industries AG	743	76,376
Avolta AG	1,912	128,114
dormakaba Holding AG	560	36,201
EFG International AG	2,395	48,038
Galderma Group AG	1,808	411,144
International Workplace Group PLC	40,855	100,341
Julius Baer Group Ltd.	10,929	944,675
Nestle SA	926	95,095
Novartis AG	9,783	1,531,893
Roche Holding AG	1,354	557,337
SFS Group AG	760	125,188
Temenos AG	1,783	145,881
UBS Group AG	45,625	2,260,201
		6,617,268
Taiwan - 6.2%
AcBel Polytech, Inc.	15,000	27,646
Accton Technology Corp.	3,000	237,216
Advantech Co. Ltd.	8,000	125,080
Airoha Technology Corp.	3,000	64,162
All Ring Tech Co. Ltd.	1,000	31,779
Anpec Electronics Corp.	3,000	35,132
Arcadyan Technology Corp.	5,000	30,272
Asia Vital Components Co. Ltd.	1,000	80,194
ASROCK, Inc.	3,000	22,166
Chenbro Micom Co. Ltd.	1,000	41,037
Chroma ATE, Inc.	1,000	68,622
Chunghwa Precision Test Tech Co. Ltd.	1,000	97,018
Compeq Manufacturing Co. Ltd.	20,000	147,313
Daxin Materials Corp.	3,000	37,016
Delta Electronics, Inc.	5,000	309,474
Depo Auto Parts Ind Co. Ltd.	9,000	38,538
Dynapack International Technology Corp.	5,000	65,426
E Ink Holdings, Inc.	27,000	184,590
E.Sun Financial Holding Co. Ltd.	147,000	159,373

The accompanying notes are an integral part of these financial statements.

126

Wilshire International Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Taiwan - (Continued)
Elan Microelectronics Corp.	7,000	$41,763
Ennoconn Corp.	3,000	34,964
Eternal Materials Co. Ltd.	83,000	194,212
Fositek Corp.	1,000	53,197
Fusheng Precision Co. Ltd.	3,000	24,128
Genius Electronic Optical Co. Ltd.	4,000	83,159
Gold Circuit Electronics Ltd.	3,000	114,195
Grape King Bio Ltd.	8,000	23,188
Hon Hai Precision Industry Co. Ltd.	112,000	897,842
Hung Ching Development & Construction Co. Ltd.	21,000	26,911
ITE Technology, Inc.	5,000	25,212
Kinsus Interconnect Technology Corp.	6,000	169,992
L&K Engineering Co. Ltd.	1,000	29,200
LandMark Optoelectronics Corp.	1,000	64,478
LuxNet Corp.	1,000	15,249
Machvision, Inc.	3,200	71,702
Macronix International Co. Ltd.(a)	16,000	79,114
Makalot Industrial Co. Ltd.	4,000	27,586
Nan Ya Printed Circuit Board Corp.	1,000	37,592
Nanya Technology Corp.(a)	9,000	129,607
Phison Electronics Corp.	1,000	75,808
Pixart Imaging, Inc.	8,000	60,546
Powerchip Semiconductor Manufacturing Corp.(a)	9,000	22,782
Powertech Technology, Inc.	7,000	75,455
Poya International Co. Ltd.	2,000	41,946
Sakura Development Co. Ltd.	35,000	42,742
Shiny Chemical Industrial Co. Ltd.	11,000	59,017
Sincere Navigation Corp.	38,000	35,230
Sinon Corp.	17,000	20,933
SinoPac Financial Holdings Co. Ltd.	79,618	100,395
Sitronix Technology Corp.	11,000	115,951
Sunonwealth Electric Machine Industry Co. Ltd.	5,000	22,441
Synnex Technology International Corp.	8,000	22,957
Taiwan Semiconductor Manufacturing Co. Ltd.	122,656	9,418,588
Test Research, Inc.	5,000	51,856
Thinking Electronic Industrial Co. Ltd.	13,000	129,427
Ton Yi Industrial Corp.	127,000	60,507
Topkey Corp.	10,000	52,606
TXC Corp.	10,000	59,809
UDE Corp.	11,000	41,713
United Integrated Services Co. Ltd.	1,000	41,785
Visual Photonics Epitaxy Co. Ltd.	9,000	100,006
Win Semiconductors Corp.	3,000	41,006
Winbond Electronics Corp.	41,000	270,345
Wistron Corp.	41,000	205,217
WNC Corp. /Taiwan	6,000	49,344
WT Microelectronics Co. Ltd.	5,000	34,187
Yageo Corp.	3,000	108,528
		15,306,472

	Shares	Value
Thailand - 0.5%
Amata Corp. PCL	78,800	$63,786
Bangchak Corp. PCL - NVDR	37,000	37,839
Bangkok Bank PCL - NVDR	53,500	290,334
Carabao Group PCL	18,500	26,564
Com7 PCL	76,600	64,329
GFPT PCL - NVDR	137,900	37,284
IRPC PCL - NVDR	1,751,300	96,219
Kasikornbank PCL - NVDR	32,200	212,261
Osotspa PCL	51,200	26,986
PTT Global Chemical PCL	38,900	39,358
Regional Container Lines PCL	82,300	78,756
Rojana Industrial Park PCL	307,500	51,964
SCB X PCL	55,100	246,140
TOA Paint Thailand PCL	137,233	60,948
		1,332,768
Turkey - 0.4%
Akbank TAS	166,941	276,454
Ral Yatirim Holding AS(a)	3,949	16,251
Turkiye Is Bankasi AS - Class C	928,239	295,545
Turkiye Petrol Rafinerileri AS	63,503	309,308
Turkiye Sinai Kalkinma Bankasi AS	96,306	24,577
		922,135
United Arab Emirates - 0.2%
Alec Holdings PJSC(a)	164,660	66,521
Deyaar Development PJSC	175,863	38,750
Emaar Properties PJSC	47,999	157,191
First Abu Dhabi Bank PJSC	47,852	222,173
Orascom Construction PLC	5,900	86,465
		571,100
United Kingdom - 9.4%
3i Group PLC	26,882	887,213
4imprint Group PLC	2,758	134,864
Aberdeen Group PLC	52,882	167,239
Airtel Africa PLC(b)	33,931	147,518
AJ Bell PLC	24,307	197,218
Anglogold Ashanti PLC	3,527	285,177
Aon PLC - Class A	1,834	608,319
AstraZeneca PLC	6,748	1,262,409
BAE Systems PLC	78,481	1,919,973
Barclays PLC	70,667	474,567
Beazley PLC	5,724	97,719
BP PLC	36,099	222,169
British American Tobacco PLC	22,193	1,368,826
Centrica PLC	49,761	112,776
Chemring Group PLC	4,682	31,809
CMC Markets PLC(b)	13,297	80,538
Currys PLC	25,087	53,126
Dunelm Group PLC	9,401	98,156
easyJet PLC	12,870	95,455
Energean PLC	3,132	28,397
Foresight Group Holdings Ltd.	37,081	215,581
Games Workshop Group PLC	1,295	371,238

The accompanying notes are an integral part of these financial statements.

127

Wilshire International Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United Kingdom - (Continued)
GSK PLC	37,129	$974,229
Halfords Group PLC	11,180	34,201
Harbour Energy PLC	21,551	60,717
Howden Joinery Group PLC	13,009	144,601
HSBC Holdings PLC	86,917	1,651,032
IMI PLC	7,046	277,206
Imperial Brands PLC	5,896	217,999
IntegraFin Holdings PLC	5,536	26,050
IP Group PLC(a)	73,377	63,774
J Sainsbury PLC	198,336	841,715
Johnson Service Group PLC	32,715	71,530
Kier Group PLC	17,659	51,160
Lloyds Banking Group PLC	687,642	1,014,664
Mitchells & Butlers PLC(a)	6,846	22,174
Mitie Group PLC	13,531	26,884
National Grid PLC	68,032	1,126,396
NatWest Group PLC	62,799	553,510
OSB Group PLC	5,586	38,476
Paragon Banking Group PLC	21,301	216,421
Reckitt Benckiser Group PLC	16,365	1,066,895
Rolls-Royce Holdings PLC	192,326	3,692,700
Saga PLC(a)	5,068	43,108
Shell PLC	26,080	1,007,649
Shell PLC	14,193	549,757
St James’s Place PLC	2,475	39,802
Stolt-Nielsen Ltd.	2,576	75,913
Subsea 7 SA	2,177	74,324
TP ICAP Group PLC	7,336	32,942
Trustpilot Group PLC(a)(b)	6,881	23,713
United Utilities Group PLC	35,295	612,397
		23,492,226
United States - 3.0%
BeOne Medicines Ltd.(a)	2,300	50,174
Brookfield Renewable Corp.	3,300	122,670
Cirrus Aircraft Ltd.	7,100	30,694
Coeur Mining, Inc.	1	14
Ferguson Enterprises, Inc.	4,137	981,834
Linde PLC	1,813	940,838
Philip Morris International, Inc.	10,719	1,939,174
Resolute Forest Products(a)(d)	1,388	0
Seagate Technology Holdings PLC	3,450	3,329,250
		7,394,648
Vietnam - 0.2%
Vietnam Dairy Products JSC	187,500	391,856
TOTAL COMMON STOCKS (Cost $143,683,438)		198,528,826

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.4%
Aspire Mortgage Trust, Series 2026-1, Class A1, 4.86%, 01/25/2066 (Callable 02/25/2029)(b)(f)	$93,264	$91,961
BANK-2020, Series 2020-BN30, Class XA, 1.35%, 12/15/2053(f)(g)	888,561	37,332
Benchmark Mortgage Trust, Series 2020-B19, Class XA, 1.76%, 09/15/2053 (Callable 10/15/2030)(f)(g)	825,293	32,198
BSPDF Issuer Ltd., Series 2026-FL4, Class A, 5.09% (1 mo. Term SOFR + 1.45%), 11/18/2043, (1.45% Floor) (Callable 12/18/2028)(b)	180,000	180,281
BX Trust
Series 2024-AIRC, Class B, 5.77% (1 mo. Term SOFR + 2.14%), 08/15/2041, (2.14% Floor)(b)	130,088	130,575
Series 2024-SLCT, Class A, 0.00% (1 mo. Term SOFR + 1.32%), 01/15/2042, (1.32% Floor)(b)	250,000	249,808
Series 2024-XL4, Class B, 5.42% (1 mo. Term SOFR + 1.79%), 02/15/2039, (1.79% Floor)(b)	74,845	74,986
Series 2025-ROIC, Class A, 4.77% (1 mo. Term SOFR + 1.14%), 03/15/2030, (1.14% Floor)(b)	192,791	192,490
Series 2026-RISE, Class A, 4.93% (1 mo. Term SOFR + 1.30%), 04/15/2041, (1.30% Floor) (Callable 04/15/2028)(b)	200,000	200,250
Chase Mortgage Finance Corp., Series 2026-6, Class A9A, 5.50%, 04/25/2057 (Callable 01/25/2039)(b)(f)	100,000	99,109
CIP Commercial Mortgage Trust, Series 2025-SBAY, Class A, 5.03% (1 mo. Term SOFR + 1.40%), 10/15/2037, (1.40% Floor)(b)	200,000	200,500
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.70%, 09/15/2053 (Callable 08/15/2030)(f)(g)	606,296	23,273
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 07/25/2026)(b)(f)	153,625	131,399
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.92%, 11/10/2041(b)(f)	100,000	99,372
DK Trust, Series 2024-SPBX, Class A, 5.13% (1 mo. Term SOFR + 1.50%), 03/15/2034, (1.50% Floor)(b)	175,000	175,164
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A, 6.04%, 01/15/2041(b)(f)	100,000	100,155

The accompanying notes are an integral part of these financial statements.

128

Wilshire International Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
ELM Trust, Series 2024-ELM, Class B15, 6.20%, 06/10/2039(b)(f)	$100,000	$99,730
Federal Home Loan Mortgage Corp.
Series 5400, Class FA, 4.38% (30 day avg SOFR US + 0.75%), 04/25/2054, (0.75% Floor), (6.50% Cap)	285,030	283,990
Series 5410, Class DF, 5.08% (30 day avg SOFR US + 1.45%), 05/25/2054, (1.45% Floor), (6.75% Cap)	330,366	334,947
Series 5460, Class FH, 4.73% (30 day avg SOFR US + 1.10%), 10/25/2054, (1.10% Floor), (6.50% Cap)	171,162	171,291
Series 5472, Class FE, 4.98% (30 day avg SOFR US + 1.35%), 11/25/2054, (1.35% Floor), (6.50% Cap)	194,650	196,710
Series 5473, Class BF, 4.93% (30 day avg SOFR US + 1.30%), 11/25/2054, (1.30% Floor), (6.50% Cap)	159,880	161,036
Series 5481, Class FA, 5.03% (30 day avg SOFR US + 1.40%), 12/25/2054, (1.40% Floor), (6.50% Cap)	47,685	48,155
Series 5483, Class FD, 4.93% (30 day avg SOFR US + 1.30%), 12/25/2054, (1.30% Floor), (6.50% Cap)	107,033	107,999
Series 5570, Class FA, 5.03% (30 day avg SOFR US + 1.40%), 05/25/2055, (1.40% Floor), (6.50% Cap)	155,767	157,532
Series 5583, Class FA, 4.88% (30 day avg SOFR US + 1.25%), 10/25/2055, (1.25% Floor), (6.50% Cap)	81,363	82,111
Series K110, Class X1, 1.75%, 04/25/2030 (Callable 04/25/2030)(f)(g)	459,073	22,977
Series K118, Class X1, 1.03%, 09/25/2030 (Callable 06/25/2030)(f)(g)	971,578	31,624
Series K151, Class X1, 0.48%, 04/25/2030 (Callable 02/25/2030)(f)(g)	2,466,530	27,684
Federal National Mortgage Association
Series 2024-100, Class FD, 5.08% (30 day avg SOFR US + 1.45%), 06/25/2054, (1.45% Floor), (6.50% Cap)	472,061	477,072
Series 2024-22, Class FC, 4.93% (30 day avg SOFR US + 1.30%), 05/25/2054, (1.30% Floor), (6.50% Cap)	142,141	143,282

	Par	Value
Series 2024-86, Class FA, 5.08% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)	$32,514	$32,907
Series 2024-93, Class FL, 5.08% (30 day avg SOFR US + 1.45%), 12/25/2054, (1.45% Floor), (6.50% Cap)	810,837	819,444
FS Commercial Mortgage Trust, Series 2026-PALM, Class A, 0.00% (1 mo. Term SOFR + 1.40%), 07/15/2041, (1.40% Floor)(b)	250,000	250,000
Government National Mortgage Association
Series 2025-89, Class FB, 5.06% (30 day avg SOFR US + 1.45%), 05/20/2055, (1.45% Floor), (6.50% Cap)	45,843	46,568
Series 2025-89, Class FG, 5.01% (30 day avg SOFR US + 1.40%), 05/20/2055, (1.40% Floor), (6.50% Cap)	92,297	93,643
Great Wolf Trust, Series 2024-WOLF, Class A, 5.17% (1 mo. Term SOFR + 1.54%), 03/15/2039, (1.54% Floor)(b)	150,000	150,281
GS Mortgage Securities Corp. II, Series 2024-FAIR, Class A, 6.07%, 07/15/2029(b)(f)	225,000	224,491
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 07/25/2026)(b)(f)	44,748	40,700
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 03/25/2032)(b)(f)	40,895	36,777
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 01/25/2028)(b)(f)	75,420	67,160
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 07/25/2026)(b)(f)	7,005	6,458
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 08/25/2033)(b)(f)	71,485	63,901
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 08/25/2030)(b)(f)	52,534	46,614
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 01/25/2034)(b)(f)	148,455	127,857
Series 2022-8, Class A17, 4.50%, 01/25/2053 (Callable 07/25/2049)(b)(f)	72,159	67,468
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 12/25/2034)(b)(f)	58,609	57,373

The accompanying notes are an integral part of these financial statements.

129

Wilshire International Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
KSL Commercial Mortgage Trust, Series 2025-MH, Class A, 5.22% (1 mo. Term SOFR + 1.59%), 12/15/2042, (1.59% Floor)(b)	$225,000	$225,000
LSTR Trust, Series 2026-HTL6, Class A, 0.00% (1 mo. Term SOFR + 1.50%), 12/15/2040, (1.50% Floor)(b)	250,000	250,065
MF1 Multifamily Housing Mortgage Loan Trust, Series 2026-FL22, Class A, 5.04% (1 mo. Term SOFR + 1.40%), 11/18/2043, (1.40% Floor) (Callable 11/18/2028)(b)	125,000	125,156
MTN Commercial Mortgage Trust, Series 2026-LPFX, Class A, 5.15%, 05/15/2043(b)(f)	200,000	199,435
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.75%, 07/15/2039(b)(f)	250,000	251,721
PCY Trust 2026-FCMT, Series 2026-FCMT, Class A, 5.33%, 04/05/2041(b)(f)	100,000	100,445
PRM5 Trust, Series 2025-PRM5, Class B, 4.92%, 03/10/2033(b)(f)	125,000	123,795
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 07/25/2045)(b)(f)	200,000	124,779
PSMC Trust, Series 2020-3, Class A1, 3.00%, 11/25/2050 (Callable 04/25/2044)(b)(f)	47,447	40,900
Sequoia Mortgage Trust
Series 2013-3, Class A2, 2.50%, 03/25/2043 (Callable 07/25/2026)(f)	62,591	54,135
Series 2019-CH3, Class A1, 4.00%, 09/25/2049 (Callable 05/25/2031)(b)(f)	3,675	3,405
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 06/25/2046)(b)(f)	200,000	146,123
Series 2025-1, Class A1, 6.00%, 01/25/2055 (Callable 09/25/2040)(b)(f)	60,947	61,538
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 7.23%, 12/10/2034(b)(f)	145,888	146,120
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 02/25/2036)(b)(f)(h)	73,621	63,665
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,662,135)		8,412,917

	Shares	Value
AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.4%
Voya VACS Series EMHCD Fund(i)	163	$1,753
Voya VACS Series HYB Fund(i)	109,808	1,125,529
Voya VACS Series SC Fund - Class SC(i)	462,796	4,799,195
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $6,087,725)		5,926,477

	Par
CORPORATE BONDS - 1.7%
Canada - 0.1%
Bank of Nova Scotia, 2.70%, 08/03/2026	$90,000	89,873
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	93,000	92,465
		182,338
Japan - 0.0%(c)
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027(b)	71,000	70,256
United Kingdom - 0.1%
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	189,472
Royalty Pharma PLC
1.75%, 09/02/2027 (Callable 07/02/2027)	145,000	140,438
2.20%, 09/02/2030 (Callable 06/02/2030)	42,000	37,927
		367,837
United States - 1.5%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	88,000	78,730
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	65,000	64,222
American Airlines 2015-2 Class AA Pass Through Trust, Series 2015-2, 3.60%, 09/22/2027	51,569	50,783
American Airlines 2016-1 Class AA Pass Through Trust, Series 2016-1, 3.58%, 01/15/2028	3,837	3,763
American Airlines 2016-2 Class AA Pass Through Trust, Series 2016-2, 3.20%, 06/15/2028	21,918	21,129
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	86,000	86,802
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	74,000	70,513
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	119,000	103,305

The accompanying notes are an integral part of these financial statements.

130

Wilshire International Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
United States - (Continued)
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	$246,000	$245,692
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	30,000	29,702
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	15,000	14,758
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	144,000	132,946
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034 (Callable 09/15/2033)	2,000	2,091
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028)(b)	92,000	86,584
2.50%, 01/10/2030 (Callable 10/10/2029)(b)	36,000	33,369
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/16/2026)	57,000	56,883
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	79,000	78,311
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	101,000	94,191
CVS Health Corp., 1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	119,000	105,388
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	117,000	115,272
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	52,000	52,315
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	59,000	55,506
Equinix, Inc., 2.90%, 11/18/2026 (Callable 09/18/2026)	51,000	50,723
Federal Express Corp. 2020-1 Pass Through Trusts, Series 2020-1AA, 1.88%, 02/20/2034	98,120	84,868
Fiserv, Inc., 5.45%, 03/02/2028 (Callable 02/02/2028)	82,000	82,813
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	76,000	74,664
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	84,000	79,096
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	48,000	47,687
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	51,000	50,479

	Par	Value
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	$43,000	$41,018
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	16,000	14,084
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	59,000	53,256
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	62,000	61,395
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/30/2026)	38,000	37,981
Lowe’s Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	57,000	56,606
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	16,000	15,864
Morgan Stanley
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	64,000	63,905
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	30,000	26,244
5.47% to 01/18/2034 then SOFR + 1.73%, 01/18/2035 (Callable 01/18/2034)	80,000	81,181
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037 (Callable 04/20/2032)	7,000	6,955
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	26,000	23,884
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	84,000	84,090
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	56,000	56,021
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	89,000	87,231
2.95%, 04/01/2030 (Callable 01/01/2030)	172,000	158,172
O’Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	104,000	102,933
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	54,000	51,242
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	98,000	92,208
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	59,000	56,796
T-Mobile USA, Inc.
2.05%, 02/15/2028 (Callable 12/15/2027)	18,000	17,297
3.38%, 04/15/2029 (Callable 07/11/2026)	14,000	13,518
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	30,000	30,002

The accompanying notes are an integral part of these financial statements.

131

Wilshire International Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
United States - (Continued)
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	$130,000	$113,572
4.78%, 02/15/2035 (Callable 11/15/2034)	55,000	53,238
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	50,000	44,013
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	86,000	85,440
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	58,000	53,919
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	53,000	53,352
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	20,000	19,846
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	16,000	15,861
		3,723,709
TOTAL CORPORATE BONDS (Cost $4,495,389)		4,344,140
COLLATERALIZED LOAN OBLIGATIONS - 1.7%
AB BSL CLO Ltd., Series 2023-4A, Class A1R, 4.98% (3 mo. Term SOFR + 1.30%), 04/20/2038, (1.30% Floor) (Callable 04/20/2027)(b)	250,000	250,439
ARES CLO, Series 2022-65A, Class A1R, 4.79% (3 mo. Term SOFR + 1.12%), 07/25/2034, (1.12% Floor) (Callable 07/25/2026)(b)	250,000	249,815
Bain Capital Credit CLO, Series 2020-5A, Class ARR, 4.83% (3 mo. Term SOFR + 1.15%), 04/20/2034, (1.15% Floor) (Callable 07/20/2026)(b)	250,000	250,145
Benefit Street Partners CLO Ltd., Series 2020-21A, Class A1R2, 4.91% (3 mo. Term SOFR + 1.24%), 01/15/2039, (1.24% Floor) (Callable 01/15/2028)(b)	250,000	250,647
CBAM Ltd., Series 2017-1A, Class AR2, 5.07% (3 mo. Term SOFR + 1.39%), 01/20/2038, (1.39% Floor) (Callable 01/20/2027)(b)	250,000	250,865
CIFC Funding Ltd., Series 2022-4A, Class AR, 4.77% (3 mo. Term SOFR + 1.09%), 07/16/2035, (1.09% Floor) (Callable 07/16/2026)(b)	250,000	249,870
Empower CLO Ltd., Series 2025-1A, Class A, 4.99% (3 mo. Term SOFR + 1.31%), 07/20/2038, (1.31% Floor) (Callable 07/20/2027)(b)	250,000	250,694

	Par	Value
GS REFT 2026-FL1 Issuer Ltd., Series 2026-FL1, Class A, 5.14% (1 mo. Term SOFR + 1.50%), 10/19/2043, (1.50% Floor) (Callable 09/19/2028)(b)	$225,000	$225,493
Invesco CLO Ltd., Series 2021-3A, Class A1R, 4.74% (3 mo. Term SOFR + 1.08%), 10/22/2034, (1.08% Floor) (Callable 07/22/2026)(b)	260,000	259,897
Magnetite CLO Ltd., Series 2021-31A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034, (1.00% Floor) (Callable 07/15/2026)(b)	250,000	249,994
Neuberger Berman CLO Ltd.
Series 2014-17A, Class A1R4, 4.86% (3 mo. Term SOFR + 1.22%), 07/22/2040, (1.22% Floor)(b)	250,000	249,999
Series 2022-47A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 04/16/2035, (1.09% Floor) (Callable 07/14/2026)(b)	250,000	250,001
Oaktree CLO Ltd., Series 2024-25A, Class AR, 4.84% (3 mo. Term SOFR + 1.21%), 04/20/2039, (1.21% Floor)(b)	250,000	250,195
Octagon Investment Partners Ltd., Series 2020-3A, Class A1R2, 5.03% (3 mo. Term SOFR + 1.36%), 01/15/2038, (1.36% Floor) (Callable 10/15/2026)(b)	400,000	401,391
OZLM Ltd., Series 2016-15A, Class A1R3, 4.73% (3 mo. Term SOFR + 1.05%), 04/20/2033, (1.05% Floor) (Callable 07/20/2026)(b)	131,824	131,823
Sound Point CLO Ltd., Series 2021-1A, Class AR, 4.72% (3 mo. Term SOFR + 1.05%), 04/25/2034, (1.05% Floor) (Callable 07/25/2026)(b)	250,000	249,992
Starwood Property Trust, Inc., Series 2025-FL4, Class A, 5.09% (1 mo. Term SOFR + 1.45%), 11/19/2042, (1.45% Floor) (Callable 05/19/2028)(b)	250,000	250,312
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 4.95% (3 mo. Term SOFR + 1.28%), 10/13/2032, (1.02% Floor) (Callable 07/13/2026)(b)	26,747	26,749
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,293,571)		4,298,321
ASSET-BACKED SECURITIES - 1.1%
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 08/15/2027)	150,000	151,600
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 08/15/2027)	300,000	301,044

The accompanying notes are an integral part of these financial statements.

132

Wilshire International Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047(b)	$47,860	$43,967
Exeter Automobile Receivables Trust
Series 2025-4A, Class A3, 4.39%, 09/17/2029 (Callable 09/15/2029)	150,000	150,002
Series 2025-5A, Class A2, 4.38%, 06/15/2028 (Callable 06/15/2028)	52,728	52,755
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44%, 03/15/2029 (Callable 03/15/2029)(b)	100,000	100,063
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 06/15/2027)	150,000	151,882
Honda Auto Receivables Owner Trust, Series 2025-4, Class A2A, 4.04%, 06/15/2028 (Callable 06/15/2028)	134,261	134,113
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 04/25/2027)(b)	59,097	52,817
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/2047 (Callable 01/20/2037)(b)	145,033	123,845
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 08/20/2029)(b)	164,381	154,433
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 08/20/2032)(b)	49,109	41,511
Navient Student Loan Trust
Series 2020-GA, Class A, 1.17%, 09/16/2069 (Callable 07/15/2028)(b)	42,857	40,103
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 05/15/2028)(b)	35,380	33,960
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 03/15/2029)(b)	29,501	26,992
Series 2021-DA, Class C, 3.48%, 04/15/2060 (Callable 05/15/2032)(b)	85,805	79,256
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 10/15/2033)(b)	114,723	115,330
Santander Consumer USA Holdings, Inc., Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 06/15/2028)	100,000	100,134

	Par	Value
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A, 1.60%, 09/15/2054(b)	85,347	81,229
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 02/27/2034 (Callable 12/25/2027)(b)	100,000	100,101
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A3, 4.11%, 04/20/2029 (Callable 09/20/2028)(b)	150,000	149,073
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027)(b)	172,654	147,784
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051(b)	148,398	138,654
Westlake Automobile Receivables Trust
Series 2026-1A, Class A3, 4.01%, 07/16/2029 (Callable 03/15/2029)(b)	100,000	99,590
Series 2026-2A, Class A3, 4.35%, 04/15/2030 (Callable 04/15/2030)(b)	100,000	99,855
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 03/15/2028)	100,000	99,753
TOTAL ASSET-BACKED SECURITIES (Cost $2,857,324)		2,769,846

	Shares
PREFERRED STOCKS - 1.0%
Brazil - 0.6%
Cia De Sanena Do Parana	104,000	143,843
Cia Energetica de Minas Gerais	202,270	423,951
Itau Unibanco Holding SA	35,011	286,745
Petroleo Brasileiro SA - Petrobras	93,700	685,556
		1,540,095
Germany - 0.0%(c)
Draegerwerk AG & Co. KGaA	328	30,924
Russia - 0.0%(c)
Surgutneftegas PAO(a)(d)	270,800	0
South Korea - 0.4%
Samsung Electronics Co. Ltd.	6,676	934,773
TOTAL PREFERRED STOCKS (Cost $1,784,875)		2,505,792
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Australia - 0.1%
Dexus Industria REIT	28,764	48,463
Region Group	55,812	89,770
		138,233

The accompanying notes are an integral part of these financial statements.

133

Wilshire International Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Canada - 0.1%
Granite Real Estate Investment Trust	446	$30,126
Primaris Real Estate Investment Trust	11,331	177,925
		208,051
France - 0.0%(c)
Carmila SA	3,601	68,531
India - 0.0%(c)
Brookfield India Real Estate Trust(b)	17,328	60,676
Mindspace Business Parks REIT(b)	11,780	58,950
		119,626
Japan - 0.2%
Global One Real Estate Investment Corp.	283	189,950
Japan Excellent, Inc.	42	35,447
KDX Realty Investment Corp.	115	109,931
NIPPON REIT Investment Corp.	151	77,844
Samty Residential Investment Corp.	39	23,135
Sekisui House Reit, Inc.	260	122,366
		558,673
Malaysia - 0.1%
Sunway Real Estate Investment Trust	353,100	191,556
Philippines - 0.1%
AREIT, Inc.	217,300	132,110
RL Commercial REIT, Inc.	193,000	22,621
		154,731
Saudi Arabia - 0.0%(c)
Al Rajhi REIT	7,922	17,268
Singapore - 0.0%(c)
Digital Core REIT Management Pte Ltd.	250,100	126,491
South Africa - 0.0%(c)
Redefine Properties Ltd.	250,156	97,665
Turkey - 0.1%
Avrupakent Gayrimenkul Yatirim Ortakligi AS	26,953	32,402
Reysas Gayrimenkul Yatirim Ortakligi AS(a)	167,746	107,583
		139,985
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,719,244)		1,820,810

	Par	Value
U.S. TREASURY SECURITIES - 0.4%
United States Treasury Note/Bond
0.88%, 09/30/2026	$103,800	$103,050
1.25%, 11/30/2026	8,800	8,703
1.50%, 01/31/2027	8,300	8,180
2.75%, 04/30/2027	400	396
3.75%, 04/30/2027	45,600	45,481
3.88%, 05/31/2027	143,700	143,414
4.63%, 06/15/2027	2,000	2,010
3.25%, 06/30/2027	1,100	1,091
3.50%, 01/31/2028	10,000	9,898
3.88%, 03/31/2028	15,000	14,927
3.75%, 05/15/2028	23,900	23,723
3.88%, 07/15/2028	56,300	55,979
3.88%, 06/30/2030	81,600	80,669
1.63%, 05/15/2031	126,700	112,397
4.00%, 06/30/2032	124,700	122,985
2.75%, 08/15/2032	8,100	7,439
4.13%, 11/15/2032	62,200	61,656
4.25%, 05/15/2035	138,000	136,383
4.63%, 02/15/2055	60,000	57,040
TOTAL U.S. TREASURY SECURITIES (Cost $1,016,185)		995,421

	Shares
RIGHTS - 0.0%(c)
Australia - 0.0%(c)
Centuria Capital Group, Expires 07/08/2026, Exercise Price $2.00(a)(d)	1,147	0
Taiwan - 0.0%(c)
Compeq Manufacturing Co. Ltd., Expires 07/15/2026, Exercise Price $205.00(a)(d)	564	0
Eternal Materials Co. Ltd., Expires 07/20/2026, Exercise Price $50.00(a)(d)	637	458
		458
TOTAL RIGHTS (Cost $627)		458
TOTAL INVESTMENTS - 92.2% (Cost $174,600,513)		$229,603,008
Money Market Deposit Account - 5.7%(j)(k)		14,307,975
Other Assets in Excess of Liabilities - 2.1%		5,028,737
TOTAL NET ASSETS - 100.0%		$248,939,720

The accompanying notes are an integral part of these financial statements.

134

Wilshire International Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
JSC - Public Joint Stock Company
LIBOR - London Interbank Offered Rate
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $14,649,458 or 5.9% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $458 or 0.0% of net assets as of June 30, 2026.

(e)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $875,576.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(g)	Interest only security.
(h)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(i)	Affiliated security as defined by the Investment Company Act of 1940.
(j)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.49%.

(k)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2026 is $921,636 which represented 0.4% of net assets.

The accompanying notes are an integral part of these financial statements.

135

Wilshire International Equity Fund
Schedule of Futures Contracts
June 30, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	4	09/21/2026	$439,563	$1,117
				$1,117

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(2)	09/21/2026	$224,938	$(2,893)
U.S. Treasury 2 Year Notes	(6)	09/30/2026	1,236,797	(1)
U.S. Treasury 5 Year Note	(5)	09/30/2026	535,234	(1,869)
U.S. Treasury Long Bonds	(7)	09/21/2026	794,500	(19,568)
U.S. Treasury Ultra Bonds	(3)	09/21/2026	348,469	(10,132)
				$(34,463)
Net Unrealized Appreciation (Depreciation)				$(33,346)

The Fund has recorded an asset of $8,078 as of June 30, 2026 related to the current day’s variation margin related to these contracts.
The accompanying notes are an integral part of these financial statements.

136

Wilshire International Equity Fund
Schedule of Credit Default Swap Contracts
Sell Protection
June 30, 2026 (Unaudited)

Reference Obligation*	Financing Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount(b)	Value(c)	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Sell Protection(a):
CDX NA HY Series 46	5.00%	Quarterly	06/20/2031	$371,250	$30,216	$13,946	$16,270
					$30,216	$13,946	$16,270

*	Centrally cleared swap.
Morgan Stanley is the counterparty for the swap.
The Fund has recorded a liability of $0 as of June 30, 2026 related to the current day’s variation margin related to these contracts.
(a)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying notes are an integral part of these financial statements.

137

Wilshire International Equity Fund
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Total Return Index	Goldman Sachs	Receive	EFFR + 0.51%	Termination	03/31/2027	$14,020,197	$838,791
MSCI EAFE Total Return Index	Morgan Stanley	Receive	EFFR + 0.37%	Termination	03/29/2027	28,331,110	(550,807)
Net Unrealized Appreciation (Depreciation)							$287,984

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.
EFFR - Effective Federal Funds Rate was 3.63% as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

138

Wilshire Mutual Funds, Inc.
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund
ASSETS:
Investments in unaffiliated securities, at value	$250,350,336	$160,117,038	$25,360,609	$24,997,041	$313,448,411
Investments in affiliated securities, at value	7,789,734	4,864,322	—	—	—
Cash - interest bearing deposit account	16,575,663	10,462,452	1,205,569	789,114	2,013,186
Receivable for swap contracts	4,817,565	2,441,126	—	—	—
Cash	3,955,888	1,870,093	—	—	—
Receivable for investments sold	945,071	710,937	186,435	61,459	6,101,028
Interest receivable	162,220	106,564	1,032	926	6,298
Receivable for fund shares sold	79,716	61,832	5,264	18,069	2,173
Deposits at broker for future contracts	73,106	46,575	—	—	—
Deposits at broker for swap contracts	61,610	76,111	—	—	—
Swap premiums paid	17,479	10,876	—	—	—
Dividend tax reclaims receivable	10,542	8,243	65	9	1,444
Security lending income receivable	76	3	93	126	436
Dividends receivable	—	116,352	2,938	27,421	146,900
Foreign currency, at value	—	1,319	—	—	—
Prepaid expenses and other assets	24,744	20,790	16,484	23,180	20,504
Total assets	284,863,750	180,914,633	26,778,489	25,917,345	321,740,380
LIABILITIES:
Payable for investments purchased	958,072	699,872	150,346	62,285	5,159,653
Payable upon return of securities loaned	955,291	60,941	735,196	481,423	1,134,178
Payable for swap contracts	676,797	423,021	—	—	—
Payable for fund shares redeemed	213,563	82,054	41,639	12,863	547,909
Payable to Adviser	169,353	105,072	5,513	4,887	25,736
Payable for distribution and shareholder servicing fees	87,406	18,785	20,427	—	117,081
Variation margin on futures contracts	10,430	6,086	—	—	—
Dividends Payable	3,443	—	—	—	—
Interest payable	397	75	5	—	—
Payable to custodian	—	—	—	125	—
Payable for expenses and other liabilities	98,495	99,614	51,106	47,881	142,361
Total liabilities	3,173,247	1,495,520	1,004,232	609,464	7,126,918
NET ASSETS	$ 281,690,503	$179,419,113	$25,774,257	$25,307,881	$314,613,462
NET ASSETS CONSIST OF:
Paid-in capital	$134,315,078	$128,724,075	$16,027,907	$16,129,495	$44,385,908
Total distributable earnings	147,375,425	50,695,038	9,746,350	9,178,386	270,227,554
Total net assets	$ 281,690,503	$179,419,113	$25,774,257	$25,307,881	$314,613,462
Institutional Class
Net assets	$195,202,897	$175,259,311	$19,701,613	$19,883,489	$65,995,507
Shares issued and outstanding (unlimited shares authorized without par value)	3,398,855	7,349,713	710,504	613,135	1,703,328
Net asset value per share	$57.43	$23.85	$27.73	$32.43	$38.75
Investment Class
Net assets	$86,487,606	$4,159,802	$6,072,644	$5,424,392	$248,617,955
Shares issued and outstanding (unlimited shares authorized without par value)	1,954,472	171,617	265,684	172,465	6,435,404
Net asset value per share	$44.25	$24.24	$22.86	$31.45	$38.63

The accompanying notes are an integral part of these financial statements.

139

Wilshire Mutual Funds, Inc.
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)(Continued)

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund
Cost:
Investments in unaffiliated securities, at cost	$134,477,136	$133,454,624	$18,438,356	$19,146,253	$60,873,940
Investments in affiliated securities, at cost	$7,983,816	$5,006,862	$—	$—	$—
Foreign currency, at cost	$—	$1,333	$—	$—	$—
LOANED SECURITIES:
at value (included in investments)	$958,314	$60,709	$729,145	$469,724	$1,101,833

The accompanying notes are an integral part of these financial statements.

140

Wilshire Mutual Funds, Inc.
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)(Continued)

	Wilshire Income Opportunities Fund	Wilshire International Equity Fund
ASSETS:
Investments in unaffiliated securities, at value	$166,335,392	$223,676,531
Investments in affiliated securities, at value	6,805,515	5,926,477
Cash - interest bearing deposit account	4,683,732	14,307,975
Deposits at broker for future contracts	1,519,881	55,388
Interest receivable	1,519,047	4,473,052
Receivable for investments sold	1,200,525	383,692
Deposits at broker for swap contracts	1,000,300	69,370
Receivable for swap contracts	839,748	1,036,394
Swap premiums paid	436,063	13,946
Foreign currency, at value	297,294	445,725
Receivable for open forward currency contracts	193,082	—
Dividends receivable	54,327	635,975
Receivable for fund shares sold	8,098	84,929
Dividend tax reclaims receivable	2,307	578,291
Security lending income receivable	717	305
Restricted cash	—	4,630,000
Variation margin on futures contracts	—	8,078
Prepaid expenses and other assets	25,172	17,649
Total assets	184,921,200	256,343,777
LIABILITIES:
Written options, at value	71,679	—
Payable for investments purchased	4,239,823	1,009,330
Payable upon return of securities loaned	842,038	921,636
Payable to custodian	669,863	4,122,497
Payable for fund shares redeemed	430,886	112,973
Payable for swap contracts	410,328	732,140
Payable for open forward currency contracts	159,616	—
Variation margin on futures contracts	130,086	—
Payable to Adviser	62,818	177,437
Payable for distribution and shareholder servicing fees	50,532	22,942
Distributions payable	31,811	—
Interest payable	—	95
Payable for expenses and other liabilities	201,714	305,007
Total liabilities	7,301,194	7,404,057
NET ASSETS	$ 177,620,006	$248,939,720
NET ASSETS CONSIST OF:
Paid-in capital	$214,757,679	$160,675,001
Total distributable earnings/(accumulated losses)	(37,139,979)	88,264,719
Total net assets	$ 177,617,700	$248,939,720
Institutional Class
Net assets	$177,458,011	$247,891,643
Shares issued and outstanding (unlimited shares authorized without par value)	20,153,450	18,509,714
Net asset value per share	$8.81	$13.39
Investment Class
Net assets	$159,689	$1,048,077
Shares issued and outstanding (unlimited shares authorized without par value)	17,872	76,734
Net asset value per share	$8.94	$13.66

The accompanying notes are an integral part of these financial statements.

141

Wilshire Mutual Funds, Inc.
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)(Continued)

	Wilshire Income Opportunities Fund	Wilshire International Equity Fund
Cost:
Investments in unaffiliated securities, at cost	$171,576,748	$168,512,788
Investments in affiliated securities, at cost	$7,278,689	$6,087,725
Foreign currency, at cost	$299,047	$439,999
PROCEEDS:
Written options premium received	$22,546	$—
LOANED SECURITIES:
at value (included in investments)	$825,561	$875,576

The accompanying notes are an integral part of these financial statements.

142

Wilshire Mutual Funds, Inc.
Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$617,339	$1,538,202	$41,580	$224,786	$1,801,063
Dividend income from affiliated securities	254,229	—	—	—	—
Less: issuance fees	(4)	(1,922)	—	—	(1)
Less: dividend withholding taxes	(10,158)	(12,487)	(422)	(445)	(2,818)
Interest income	749,057	499,256	6,120	4,950	18,170
Securities lending income	1,008	147	400	488	2,411
Other income	—	—	—	414	1,900
Total investment income	1,611,471	2,023,196	47,678	230,193	1,820,725
EXPENSES:
Investment advisory fee	1,031,138	652,895	98,683	100,073	148,314
Distribution expenses - Investment Class	103,519	5,059	6,869	6,179	292,267
Fund administration and accounting fees	97,677	75,267	24,680	30,290	128,655
Shareholder service costs - Investment Class	57,764	3,697	4,870	4,459	121,232
Shareholder service costs - Institutional Class	6,245	42,599	10,837	1,861	25,409
Trustees’ fees	41,327	25,693	3,545	3,534	44,460
Federal and state registration fees	20,468	17,629	15,887	16,075	19,893
Transfer agent fees	20,071	15,435	11,548	11,355	21,100
Custodian fees	14,594	15,163	8,578	6,655	11,222
Legal fees	14,052	8,867	1,523	1,508	15,094
Audit fees	12,824	12,824	11,621	11,832	11,831
Reports to shareholders	7,877	7,263	7,595	2,767	3,878
Compliance fees	4,164	4,165	596	595	595
Interest expense	1,622	7	—	—	—
Other expenses and fees	12,073	7,977	2,419	2,404	12,748
Total expenses	1,445,415	894,540	209,251	199,587	856,698
Fee (waiver) recovery by Adviser	20,853	(17,217)	(74,351)	(66,609)	—
Fees paid indirectly	(634)	(247)	(370)	(592)	—
Net expenses	1,465,634	877,076	134,530	132,386	856,698
NET INVESTMENT INCOME/(LOSS)	145,837	1,146,120	(86,852)	97,807	964,027
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	22,008,169	16,874,139	2,904,787	2,676,348	14,600,580
Futures contracts	105,934	67,787	—	—	—
Forward currency contracts	—	—	—	—	(4,956)
Swap contracts	2,162,150	3,653,523	—	—	—
Other investments	55	—	—	—	—
Foreign currency transactions	—	(456)	—	—	—
Net realized gain (loss)	24,276,308	20,594,993	2,904,787	2,676,348	14,595,624
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(3,276,187)	(6,228,417)	2,567,818	2,427,038	14,898,526
Investments in affiliated securities	(106,785)	(65,703)	—	—	—
Future contracts	(49,209)	(30,393)	—	—	—
Swap contracts	(586,652)	358,473	—	—	—
Foreign currency translation	—	(27)	—	—	—
Net change in unrealized appreciation (depreciation)	(4,018,833)	(5,966,067)	2,567,818	2,427,038	14,898,526
Net realized and unrealized gain (loss)	20,257,475	14,628,926	5,472,605	5,103,386	29,494,150
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 20,403,312	$15,775,046	$5,385,753	$5,201,193	$30,458,177

The accompanying notes are an integral part of these financial statements.

143

Wilshire Mutual Funds, Inc.
Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)(Continued)

	Wilshire Income Opportunities Fund	Wilshire International Equity Fund
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$107,198	$3,641,657
Dividend income from affiliated securities	205,355	193,931
Less: dividend withholding taxes	(2,337)	(375,034)
Less: issuance fees	—	(212)
Interest income	4,725,406	649,830
Less: Interest withholding taxes	(10,706)	(1)
Securities lending income	4,756	1,915
Other income	24,387	8,602
Total investment income	5,054,059	4,120,688
EXPENSES:
Investment advisory fee	548,275	1,201,384
Fund administration and accounting fees	217,672	123,209
Shareholder service costs - Institutional Class	71,394	57,923
Shareholder service costs - Investment Class	178	855
Custodian fees	38,511	149,656
Trustees’ fees	29,001	34,828
Audit fees	23,259	29,326
Federal and state registration fees	17,760	17,878
Transfer agent fees	15,254	17,042
Legal fees	9,949	11,924
Reports to shareholders	5,520	6,250
Compliance fees	4,760	3,571
Distribution expenses - Investment Class	205	1,157
Interest expense	—	1,121
Other expenses and fees	11,591	10,197
Total expenses	993,329	1,666,321
Fee waiver from Adviser	(159,212)	(162,954)
Fees paid indirectly	—	(2,930)
Net expenses	834,117	1,500,437
NET INVESTMENT INCOME	4,219,942	2,620,251
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(1,031,193)	18,887,324
Written options expired or closed	139,643	—
Futures contracts	(1,688,239)	99,011
Forward currency contracts	(529,052)	—
Swap contracts	(158,463)	13,024,330
Other investments	4,275	—
Foreign currency transactions	34,835	(22,041)
Net realized gain (loss)	(3,228,194)	31,988,624

The accompanying notes are an integral part of these financial statements.

144

Wilshire Mutual Funds, Inc.
Statements of Operations
For the Period Ended June 30, 2026 (Unaudited)(Continued)

	Wilshire Income Opportunities Fund	Wilshire International Equity Fund
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	$(663,228)	$5,224,675
Investments in affiliated securities	(41,358)	(80,419)
Written options	189	—
Securities sold short	(3,416)	—
Future contracts	122,349	(46,030)
Forward currency contracts	182,617	—
Swap contracts	451,836	(8,076,425)
Deferred foreign capital gains tax	—	15,045
Foreign currency translation	(4,068)	(37,040)
Net change in unrealized appreciation (depreciation)	44,921	(3,000,194)
Net realized and unrealized gain (loss)	(3,183,273)	28,988,430
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,036,669	$31,608,681

The accompanying notes are an integral part of these financial statements.

145

Wilshire Mutual Funds, Inc.
Statements of Changes in Net Assets

	Large Company Growth Portfolio		Large Company Value Portfolio
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$145,837	$44,724	$1,146,120	$2,309,864
Net realized gain (loss)	24,276,308	52,707,139	20,594,993	17,228,067
Net change in unrealized appreciation (depreciation)	(4,018,833)	3,770,016	(5,966,067)	5,245,051
Net increase (decrease) in net assets from operations	20,403,312	56,521,879	15,775,046	24,782,982
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	—	(33,184,603)	—	(17,261,214)
From earnings - Investment Class	—	(18,405,060)	—	(389,728)
Total distributions to shareholders	—	(51,589,663)	—	(17,650,942)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	9,654,936	40,972,296	5,517,507	19,505,797
Shares issued from reinvestment of distributions - Institutional Class	—	32,227,370	—	17,038,994
Shares redeemed - Institutional Class	(24,854,636)	(58,963,562)	(12,767,190)	(34,622,509)
Shares sold - Investment Class	196,060	1,869,150	36	13,130
Shares issued from reinvestment of distributions - Investment Class	—	17,917,497	—	324,914
Shares redeemed - Investment Class	(6,423,263)	(7,697,813)	(159,614)	(407,829)
Net increase (decrease) in net assets from capital transactions	(21,426,903)	26,324,938	(7,409,261)	1,852,497
NET INCREASE (DECREASE) IN NET ASSETS	(1,023,591)	31,257,154	8,365,785	8,984,537
NET ASSETS:
Beginning of the period	282,714,094	251,456,940	171,053,328	162,068,791
End of the period	$ 281,690,503	$282,714,094	$179,419,113	$171,053,328
SHARES TRANSACTIONS
Shares sold - Institutional Class	182,749	781,143	239,975	885,619
Shares issued from reinvestment of distributions - Institutional Class	—	593,063	—	766,581
Shares redeemed - Institutional Class	(438,740)	(1,042,434)	(554,285)	(1,567,730)
Shares sold - Investment Class	4,888	38,194	1	591
Shares issued from reinvestment of distributions - Investment Class	—	427,727	—	14,424
Shares redeemed - Investment Class	(154,701)	(173,319)	(6,811)	(17,864)
Total increase (decrease) in shares outstanding	(405,804)	624,374	(321,120)	81,621

The accompanying notes are an integral part of these financial statements.

146

Wilshire Mutual Funds, Inc.
Statements of Changes in Net Assets(Continued)

	Small Company Growth Portfolio		Small Company Value Portfolio
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$(86,852)	$(124,921)	$97,807	$221,364
Net realized gain (loss)	2,904,787	2,719,694	2,676,348	2,596,899
Net change in unrealized appreciation (depreciation)	2,567,818	(913,208)	2,427,038	(610,078)
Net increase (decrease) in net assets from operations	5,385,753	1,681,565	5,201,193	2,208,185
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	—	—	—	(1,802,377)
From earnings - Investment Class	—	—	—	(477,485)
Total distributions to shareholders	—	—	—	(2,279,862)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	531,545	1,404,511	530,722	1,287,063
Shares issued from reinvestment of distributions - Institutional Class	—	—	—	1,777,472
Shares redeemed - Institutional Class	(1,842,753)	(4,833,294)	(2,130,038)	(5,697,733)
Shares sold - Investment Class	11,550	52,798	12,265	13,201
Shares issued from reinvestment of distributions - Investment Class	—	—	—	467,852
Shares redeemed - Investment Class	(541,179)	(762,504)	(342,217)	(845,145)
Net increase (decrease) in net assets from capital transactions	(1,840,837)	(4,138,489)	(1,929,268)	(2,997,290)
NET INCREASE (DECREASE) IN NET ASSETS	3,544,916	(2,456,924)	3,271,925	(3,068,967)
NET ASSETS:
Beginning of the period	22,229,341	24,686,265	22,035,956	25,104,923
End of the period	$ 25,774,257	$22,229,341	$25,307,881	$22,035,956
SHARES TRANSACTIONS
Shares sold - Institutional Class	22,025	68,890	18,150	49,392
Shares issued from reinvestment of distributions - Institutional Class	—	—	—	65,767
Shares redeemed - Institutional Class	(73,537)	(235,809)	(72,154)	(214,956)
Shares sold - Investment Class	600	3,330	448	533
Shares issued from reinvestment of distributions - Investment Class	—	—	—	17,888
Shares redeemed - Investment Class	(27,309)	(44,513)	(12,284)	(34,419)
Total increase (decrease) in shares outstanding	(78,221)	(208,102)	(65,840)	(115,795)

The accompanying notes are an integral part of these financial statements.

147

Wilshire Mutual Funds, Inc.
Statements of Changes in Net Assets(Continued)

	Wilshire 5000 IndexSM Fund		Wilshire Income Opportunities Fund
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$964,027	$2,144,453	$4,219,942	$9,043,148
Net realized gain (loss)	14,595,624	27,293,865	(3,228,194)	(896,191)
Net change in unrealized appreciation (depreciation)	14,898,526	14,956,888	44,921	5,243,418
Net increase (decrease) in net assets from operations	30,458,177	44,395,206	1,036,669	13,390,375
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	—	(5,380,789)	(4,352,313)	(8,823,098)
From earnings - Investment Class	—	(19,505,186)	(3,552)	(8,202)
Total distributions to shareholders	—	(24,885,975)	(4,355,865)	(8,831,300)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	1,054,716	3,384,632	6,799,704	16,068,447
Shares issued from reinvestment of distributions - Institutional Class	—	4,694,089	4,287,552	8,685,412
Shares redeemed - Institutional Class	(3,933,400)	(7,952,588)	(16,042,027)	(41,424,349)
Shares sold - Investment Class	4,194,934	8,185,268	8	4,050
Shares issued from reinvestment of distributions - Investment Class	—	18,430,071	3,256	7,590
Shares redeemed - Investment Class	(11,684,654)	(36,507,625)	(9,004)	(58,284)
Net increase (decrease) in net assets from capital transactions	(10,368,404)	(9,766,153)	(4,960,511)	(16,717,134)
NET INCREASE (DECREASE) IN NET ASSETS	20,089,773	9,743,078	(8,279,707)	(12,158,059)
NET ASSETS:
Beginning of the period	294,523,689	284,780,611	185,897,407	198,055,466
End of the period	$ 314,613,462	$294,523,689	$177,617,700	$185,897,407
SHARES TRANSACTIONS
Shares sold - Institutional Class	30,275	97,724	760,350	1,792,437
Shares issued from reinvestment of distributions - Institutional Class	—	131,507	486,941	973,486
Shares redeemed - Institutional Class	(107,421)	(231,700)	(1,800,697)	(4,646,998)
Shares sold - Investment Class	116,952	242,727	1	452
Shares issued from reinvestment of distributions - Investment Class	—	518,196	364	840
Shares redeemed - Investment Class	(324,583)	(1,036,795)	(1,000)	(6,479)
Total increase (decrease) in shares outstanding	(284,777)	(278,341)	(554,041)	(1,886,262)

The accompanying notes are an integral part of these financial statements.

148

Wilshire Mutual Funds, Inc.
Statements of Changes in Net Assets(Continued)

	Wilshire International Equity Fund
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$2,620,251	$4,065,589
Net realized gain (loss)	31,988,624	29,218,139
Net change in unrealized appreciation (depreciation)	(3,000,194)	31,745,981
Net increase (decrease) in net assets from operations	31,608,681	65,029,709
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	—	(27,843,330)
From earnings - Investment Class	—	(85,422)
Total distributions to shareholders	—	(27,928,752)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	8,118,218	25,960,332
Shares issued from reinvestment of distributions - Institutional Class	—	27,485,449
Shares redeemed - Institutional Class	(24,849,167)	(64,646,649)
Redemption fees - Institutional Class	1,861	1,755
Shares sold - Investment Class	232,660	113,015
Shares issued from reinvestment of distributions - Investment Class	—	79,132
Shares redeemed - Investment Class	(35,853)	(297,946)
Redemption fees - Investment Class	7	7
Net increase (decrease) in net assets from capital transactions	(16,532,274)	(11,304,905)
NET INCREASE (DECREASE) IN NET ASSETS	15,076,407	25,796,052
NET ASSETS:
Beginning of the period	233,863,313	208,067,261
End of the period	$ 248,939,720	$233,863,313
SHARES TRANSACTIONS
Shares sold - Institutional Class	629,072	2,269,706
Shares issued from reinvestment of distributions - Institutional Class	—	2,298,965
Shares redeemed - Institutional Class	(1,942,298)	(5,635,112)
Shares sold - Investment Class	17,897	10,689
Shares issued from reinvestment of distributions - Investment Class	—	6,493
Shares redeemed - Investment Class	(2,692)	(24,067)
Total increase (decrease) in shares outstanding	(1,298,021)	(1,073,326)

The accompanying notes are an integral part of these financial statements.

149

LARGE COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$53.56	$52.47	$42.55	$30.43	$51.72	$50.18
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06	0.06	0.10	0.12	0.07	(0.12)
Net realized and unrealized gain (loss) on investments(b)	3.81	11.81	15.58	12.13	(16.06)	11.72
Total from investment operations	3.87	11.87	15.68	12.25	(15.99)	11.60
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.07)	(0.02)	(0.13)	(0.04)	—
Net realized gains	—	(10.71)	(5.74)	—	(5.26)	(10.06)
Total distributions	—	(10.78)	(5.76)	(0.13)	(5.30)	(10.06)
Net asset value, end of period	$57.43	$53.56	$52.47	$42.55	$30.43	$51.72
Total return(c)	7.23%	22.36%	36.43%	40.24%	−31.53%	23.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$195,203	$195,737	$174,365	$166,663	$147,922	$208,370
Ratio of expenses to average net assets:
Before expense waiver/recoupment and fees paid indirectly(d)(e)	0.88%	1.00%	1.00%	1.01%	1.00%	0.97%
After expense waiver/recoupment and fees paid indirectly(d)(e)	0.91%	0.99%	1.00%	1.00%	1.00%	0.97%
Ratio of net investment income (loss) to average net assets(d)(e)	0.21%	0.11%	0.19%	0.33%	0.17%	(0.22)%
Portfolio turnover rate(c)	48%	104%	66%	66%	75%	85%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

150

LARGE COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
INVESTMENT CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$41.33	$42.55	$35.37	$25.32	$44.34	$44.34
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)	(0.09)	(0.05)	0.01	(0.05)	(0.27)
Net realized and unrealized gain (loss) on investments(b)	2.95	9.58	12.97	10.07	(13.71)	10.33
Total from investment operations	2.92	9.49	12.92	10.08	(13.76)	10.06
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.03)	—	—
Net realized gains	—	(10.71)	(5.74)	—	(5.26)	(10.06)
Total distributions	—	(10.71)	(5.74)	(0.03)	(5.26)	(10.06)
Net asset value, end of period	$44.25	$41.33	$42.55	$35.37	$25.32	$44.34
Total return(c)	7.07%	21.97%	36.02%	39.81%	−31.74%	23.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$86,488	$86,977	$77,092	$63,069	$51,110	$86,217
Ratio of expenses to average net assets:
Before expense waiver/recoupment and fees paid indirectly(d)(e)	1.28%	1.32%	1.32%	1.33%	1.31%	1.30%
After expense waiver/recoupment and fees paid indirectly(d)(e)	1.14%	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets(d)(e)	(0.13)%	(0.20)%	(0.11)%	0.03%	(0.15)%	(0.55)%
Portfolio turnover rate(c)	48%	104%	66%	66%	75%	85%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

151

LARGE COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$21.80	$20.88	$19.91	$17.66	$22.29	$19.56
INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.31	0.30	0.26	0.18	0.13
Net realized and unrealized gain (loss) on investments(b)	1.90	3.05	2.50	2.60	(2.80)	5.14
Total from investment operations	2.05	3.36	2.80	2.86	(2.62)	5.27
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.30)	(0.30)	(0.17)	(0.27)	(0.32)
Net realized gains	—	(2.14)	(1.53)	(0.44)	(1.74)	(2.22)
Total distributions	—	(2.44)	(1.83)	(0.61)	(2.01)	(2.54)
Net asset value, end of period	$23.85	$21.80	$20.88	$19.91	$17.66	$22.29
Total return(c)	9.40%	16.03%	13.75%	16.27%	−11.97%	27.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$175,259	$167,093	$158,232	$161,269	$165,710	$223,288
Ratio of expenses to average net assets:
Before expense waiver/recoupment and fees paid indirectly(d)(e)	1.00%	1.03%	1.03%	1.05%	1.02%	0.99%
After expense waiver/recoupment and fees paid indirectly(d)(e)	0.96%	1.00%	1.00%	1.00%	1.00%	0.99%
Ratio of net investment income (loss) to average net assets(d)(e)	1.32%	1.41%	1.38%	1.38%	0.92%	0.57%
Portfolio turnover rate(c)	34%	51%	38%	50%	38%	9%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

152

LARGE COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
INVESTMENT CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$22.20	$21.17	$20.12	$17.84	$22.29	$19.75
INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.25	0.23	0.20	0.12	0.05
Net realized and unrealized gain (loss) on investments(b)	1.93	3.09	2.52	2.64	(2.62)	4.99
Total from investment operations	2.04	3.34	2.75	2.84	(2.50)	5.04
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.17)	(0.17)	(0.12)	(0.21)	(0.28)
Net realized gains	—	(2.14)	(1.53)	(0.44)	(1.74)	(2.22)
Total distributions	—	(2.31)	(1.70)	(0.56)	(1.95)	(2.50)
Net asset value, end of period	$24.24	$22.20	$21.17	$20.12	$17.84	$22.29
Total return(c)	9.19%	15.73%	13.37%	15.96%	−11.46%	25.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,160	$3,961	$3,837	$3,683	$4,029	$6,068
Ratio of expenses to average net assets:
Before expense waiver/recoupment and fees paid indirectly(d)(e)	1.38%	1.30%	1.31%	1.32%	1.29%	1.32%
After expense waiver/recoupment and fees paid indirectly(d)(e)	1.17%	1.29%	1.30%	1.30%	1.29%	1.32%
Ratio of net investment income (loss) to average net assets(d)(e)	0.99%	1.11%	1.07%	1.07%	0.62%	0.24%
Portfolio turnover rate(c)	34%	51%	38%	50%	38%	87%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

153

SMALL COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$22.15	$20.49	$19.60	$16.58	$29.12	$34.40
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.08)	(0.10)	(0.09)	(0.08)	(0.11)	(0.24)
Net realized and unrealized gain (loss) on investments(b)	5.66	1.76	0.98	3.10	(8.90)	4.57
Total from investment operations	5.58	1.66	0.89	3.02	(9.01)	4.33
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	—	—	(3.53)	(9.61)
Total distributions	—	—	—	—	(3.53)	(9.61)
Net asset value, end of period	$27.73	$22.15	$20.49	$19.60	$16.58	$29.12
Total return(c)	25.19%	8.10%	4.54%	18.21%	−31.42%	13.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,702	$16,882	$19,031	$19,672	$16,545	$28,146
Ratio of expenses to average net assets:
Before expense waiver/recoupment and fees paid indirectly(d)	1.64%	1.77%	1.67%	1.64%	1.67%	1.38%
After expense waiver/recoupment and fees paid indirectly(d)	0.99%	1.10%	1.10%	1.10%	1.09%	1.10%
Ratio of net investment income (loss) to average net assets(d)	(0.68)%	(0.49)%	(0.45)%	(0.44)%	(0.48)%	(0.64)%
Portfolio turnover rate(c)	58%	121%	63%	81%	57%	65%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

154

SMALL COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
INVESTMENT CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$18.29	$16.95	$16.26	$13.79	$25.11	$30.94
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.09)	(0.13)	(0.12)	(0.10)	(0.14)	(0.29)
Net realized and unrealized gain (loss) on investments(b)	4.66	1.47	0.81	2.57	(7.65)	4.07
Total from investment operations	4.57	1.34	0.69	2.47	(7.79)	3.78
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	—	—	(3.53)	(9.61)
Total distributions	—	—	—	—	(3.53)	(9.61)
Net asset value, end of period	$22.86	$18.29	$16.95	$16.26	$13.79	$25.11
Total return(c)	24.99%	7.91%	4.24%	17.91%	−31.59%	13.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,073	$5,347	$5,655	$6,004	$5,938	$10,817
Ratio of expenses to average net assets:
Before expense waiver/recoupment and fees paid indirectly(d)	1.95%	1.96%	1.87%	1.67%	1.87%	1.63%
After expense waiver/recoupment and fees paid indirectly(d)	1.19%	1.35%	1.35%	1.35%	1.34%	1.35%
Ratio of net investment income (loss) to average net assets(d)	(0.97)%	(0.74)%	(0.70)%	(0.70)%	(0.74)%	(0.88)%
Portfolio turnover rate(c)	58%	121%	63%	81%	57%	65%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

155

SMALL COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$26.04	$26.11	$26.33	$23.32	$28.78	$21.99
INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.27	0.25	0.29	0.23	0.13
Net realized and unrealized gain (loss) on investments(b)	6.26	2.58	1.96	3.78	(3.09)	7.00
Total from investment operations	6.39	2.85	2.21	4.07	(2.86)	7.13
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.31)	(0.43)	(0.10)	(0.25)	(0.32)
Net realized gains	—	(2.61)	(2.00)	(0.96)	(2.35)	(0.02)
Total distributions	—	(2.92)	(2.43)	(1.06)	(2.60)	(0.34)
Net asset value, end of period	$32.43	$26.04	$26.11	$26.33	$23.32	$28.78
Total return(c)	24.54%	10.60%	7.93%	17.62%	−10.13%	32.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,883	$17,374	$20,024	$20,646	$19,273	$30,347
Ratio of expenses to average net assets:
Before expense waiver/recoupment and fees paid indirectly(d)	1.57%	1.77%	1.70%	1.72%	1.60%	1.46%
After expense waiver/recoupment and fees paid indirectly(d)	1.03%	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets(d)	0.89%	1.02%	0.93%	1.19%	0.96%	0.49%
Portfolio turnover rate(c)	40%	63%	53%	65%	52%	45%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

156

SMALL COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
INVESTMENT CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$25.30	$25.37	$25.57	$22.69	$28.06	$21.45
INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.20	0.18	0.22	0.17	0.07
Net realized and unrealized gain (loss) on investments(b)	6.07	2.50	1.91	3.66	(3.01)	6.80
Total from investment operations	6.15	2.70	2.09	3.88	(2.84)	6.87
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.16)	(0.29)	(0.04)	(0.18)	(0.24)
Net realized gains	—	(2.61)	(2.00)	(0.96)	(2.35)	(0.02)
Total distributions	—	(2.77)	(2.29)	(1.00)	(2.53)	(0.26)
Net asset value, end of period	$31.45	$25.30	$25.37	$25.57	$22.69	$28.06
Total return(c)	24.31%	10.35%	7.70%	17.29%	−10.33%	32.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,424	$4,662	$5,081	$5,517	$5,189	$6,751
Ratio of expenses to average net assets:
Before expense waiver/recoupment and fees paid indirectly(d)	1.93%	2.01%	1.95%	1.97%	1.89%	1.75%
After expense waiver/recoupment and fees paid indirectly(d)	1.17%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets(d)	0.59%	0.77%	0.67%	0.93%	0.66%	0.28%
Portfolio turnover rate(c)	40%	63%	53%	65%	52%	45%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

157

WILSHIRE 5000 INDEXSM FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$35.01	$32.76	$27.43	$22.69	$29.42	$25.15
INVESTMENT OPERATIONS:
Net investment income(a)	0.16	0.32	0.33	0.33	0.30	0.29
Net realized and unrealized gain (loss) on investments(b)	3.58	5.14	5.98	5.38	(5.81)	6.17
Total from investment operations	3.74	5.46	6.31	5.71	(5.51)	6.46
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.32)	(0.33)	(0.34)	(0.30)	(0.28)
Net realized gains	—	(2.89)	(0.65)	(0.63)	(0.92)	(1.91)
Total distributions	—	(3.21)	(0.98)	(0.97)	(1.22)	(2.19)
Net asset value, end of period	$38.75	$35.01	$32.76	$27.43	$22.69	$29.42
Total return(c)	10.68%	16.56%	22.91%	25.21%	−18.83%	25.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$65,996	$62,329	$58,406	$48,913	$42,372	$56,073
Ratio of expenses to average net assets(d)(e)	0.36%	0.34%	0.33%	0.35%	0.35%	0.31%
Ratio of net investment income (loss) to average net assets(d)(e)	0.86%	0.92%	1.07%	1.31%	1.17%	1.02%
Portfolio turnover rate(c)	6%	5%	2%	5%	21%	9%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

158

WILSHIRE 5000 INDEXSM FUND
FINANCIAL HIGHLIGHTS
INVESTMENT CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$34.95	$32.72	$27.41	$22.68	$29.40	$25.14
INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.24	0.26	0.27	0.25	0.23
Net realized and unrealized gain (loss) on investments(b)	3.57	5.12	5.96	5.37	(5.80)	6.16
Total from investment operations	3.68	5.36	6.22	5.64	(5.55)	6.39
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.24)	(0.26)	(0.28)	(0.25)	(0.22)
Net realized gains	—	(2.89)	(0.65)	(0.63)	(0.92)	(1.91)
Total distributions	—	(3.13)	(0.91)	(0.91)	(1.17)	(2.13)
Net asset value, end of period	$38.63	$34.95	$32.72	$27.41	$22.68	$29.40
Total return(c)	10.53%	16.29%	22.60%	24.92%	−18.98%	25.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$248,618	$232,195	$226,375	$191,607	$157,124	$202,121
Ratio of expenses to average net assets(d)(e)	0.64%	0.56%	0.56%	0.59%	0.57%	0.52%
Ratio of net investment income (loss) to average net assets(d)(e)	0.59%	0.70%	0.84%	1.08%	0.98%	0.81%
Portfolio turnover rate(c)	6%	5%	2%	5%	21%	9%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

159

WILSHIRE INCOME OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.97	$8.76	$8.84	$8.58	$9.99	$10.33
INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.44	0.40	0.38	0.31	0.28
Net realized and unrealized gain (loss) on investments(b)	(0.15)	0.20	(0.07)	0.18	(1.40)	(0.22)
Total from investment operations	0.05	0.64	0.33	0.56	(1.09)	0.06
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.43)	(0.41)	(0.30)	(0.32)	(0.31)
Net realized gains	—	—	—	—	—	(0.09)
Total distributions	(0.21)	(0.43)	(0.41)	(0.30)	(0.32)	(0.40)
Net asset value, end of period	$8.81	$8.97	$8.76	$8.84	$8.58	$9.99
Total return(c)	0.51%	7.47%	3.80%	6.61%	−10.91%	0.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$177,458	$185,729	$197,845	$202,119	$232,704	$301,210
Ratio of expenses to average net assets:
Before expense waiver/recoupment and fees paid indirectly(d)(e)	1.16%	1.05%	1.03%	1.05%	0.96%	0.92%
After expense waiver/recoupment and fees paid indirectly(d)(e)	0.96%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets(d)(e)	4.62%	4.88%	4.56%	4.43%	3.37%	2.75%
Portfolio turnover rate(c)	42%	67%	94%	66%	78%	109%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

160

WILSHIRE INCOME OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
INVESTMENT CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.09	$8.87	$8.95	$8.66	$10.08	$10.39
INVESTMENT OPERATIONS:
Net investment income(a)	0.20	0.42	0.39	0.36	0.27	0.26
Net realized and unrealized gain (loss) on investments(b)	(0.15)	0.21	(0.08)	0.18	(1.40)	(0.22)
Total from investment operations	0.05	0.63	0.31	0.54	(1.13)	0.04
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.41)	(0.39)	(0.25)	(0.29)	(0.26)
Net realized gains	—	—	—	—	(0.00)(c)	(0.09)
Total distributions	(0.20)	(0.41)	(0.39)	(0.25)	(0.29)	(0.35)
Net asset value, end of period	$8.94	$9.09	$8.87	$8.95	$8.66	$10.08
Total return(d)	0.42%	7.18%	3.50%	6.34%	-11.18%	0.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$160	$168	$210	$205	$516	$2,136
Ratio of expenses to average net assets:
Before expense waiver/recoupment and fees paid indirectly(e)(f)	1.57%	1.38%	1.41%	1.41%	1.32%	1.31%
After expense waiver/recoupment and fees paid indirectly(e)(f)	1.11%	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets(e)(f)	4.36%	4.64%	4.31%	4.12%	2.95%	2.49%
Portfolio turnover rate(d)	42%	67%	94%	66%	78%	109%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

161

WILSHIRE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.76	$9.93	$10.49	$9.25	$11.47	$12.20
INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.21	0.22	0.18	0.15	0.12
Net realized and unrealized gain (loss) on investments(b)	1.49	3.15	0.48	1.43	(2.28)	1.39
Total from investment operations	1.63	3.36	0.70	1.61	(2.13)	1.51
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.37)	(0.46)	(0.31)	—	(0.39)
Net realized gains	—	(1.16)	(0.80)	(0.06)	(0.09)	(1.85)
Total distributions	—	(1.53)	(1.26)	(0.37)	(0.09)	(2.24)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$13.39	$11.76	$9.93	$10.49	$9.25	$11.47
Total return(d)	13.86%	33.93%	6.29%	17.34%	−18.63%	12.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$247,892	$233,124	$207,375	$220,560	$220,963	$295,154
Ratio of expenses to average net assets:
Before expense waiver/recoupment and fees paid indirectly(e)(f)	1.28%	1.41%	1.40%	1.43%	1.40%	1.38%
After expense waiver/recoupment and fees paid indirectly(e)(f)	1.14%	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets(e)(f)	2.18%	1.81%	1.93%	1.76%	1.57%	0.90%
Portfolio turnover rate(d)	32%	54%	49%	55%	48%	53%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

162

WILSHIRE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
INVESTMENT CLASS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$12.01	$10.11	$10.64	$9.36	$11.64	$12.38
INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.20	0.18	0.16	0.13	0.09
Net realized and unrealized gain (loss) on investments(b)	1.52	3.20	0.49	1.44	(2.32)	1.41
Total from investment operations	1.65	3.40	0.67	1.60	(2.19)	1.50
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.34)	(0.40)	(0.26)	(0.00)(c)	(0.39)
Net realized gains	—	(1.16)	(0.80)	(0.06)	(0.09)	(1.85)
Total distributions	—	(1.50)	(1.20)	(0.32)	(0.09)	(2.24)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$13.66	$12.01	$10.11	$10.64	$9.36	$11.64
Total return(d)	13.66%	33.71%	5.93%	17.12%	−18.88%	12.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,048	$739	$692	$776	$1,037	$3,269
Ratio of expenses to average net assets:
Before expense waiver/recoupment and fees paid indirectly(e)(f)	1.58%	1.76%	1.76%	1.77%	1.75%	1.76%
After expense waiver/recoupment and fees paid indirectly(e)(f)	1.20%	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets(e)(f)	2.02%	1.65%	1.63%	1.53%	1.36%	0.65%
Portfolio turnover rate(d)	32%	54%	49%	55%	48%	53%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

163

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2026 (Unaudited)
1. Organization
Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers seven series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund (each a “Portfolio” and collectively the “Portfolios”). The Large Company Growth Portfolio is an open-end non-diversified investment company. The Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund are open-end diversified investment companies. The Company accounts separately for the assets, liabilities and operations of each Portfolio.
The investment objective of Large Company Growth Portfolio is to seek capital appreciation.
The investment objective of Large Company Value Portfolio is to seek capital appreciation.
The investment objective of Small Company Growth Portfolio is to seek capital appreciation.
The investment objective of Small Company Value Portfolio is to seek capital appreciation.
The investment objective of Wilshire 5000 IndexSM Fund is to replicate as closely as possible the performance of the Wilshire 5000 IndexSM before the deduction of the Portfolio’s expenses.
The investment objective of Wilshire International Equity Fund is to seek capital appreciation.
The primary investment objective of Wilshire Income Opportunities Fund is to maximize current income. Long-term capital appreciation is a secondary objective.
Each of the Portfolios currently offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges except that the Investment Class has exclusive voting rights for its service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of such Portfolio. Each class of shares differs with respect to its service and distribution expenses.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolios follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The end of the reporting period for the Portfolios is June 30, 2026, and the period covered by these Notes to Financial Statements is the six months ended June 30, 2026 (the “current fiscal period”).
Use of estimates – The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be material.
Security valuation – Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for

164

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee of Wilshire Advisors LLC (the “Adviser”) it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.
Wilshire International Equity Fund uses a third-party pricing agent who provides a daily fair value for foreign securities. In the event that the Adviser believes that the fair values provided are not reliable, the Adviser may request that a meeting of the Pricing Committee be held.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 –	Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the current fiscal period, there have been no significant changes to the Portfolios’ fair value methodologies.

165

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
The following is a summary of the inputs used to value the Portfolios’ investments as of the end of the current fiscal period:
Large Company Growth Portfolio

	Level 1	Level 2	Level 3	Total
Common Stocks	$226,584,163	$—	$—	$226,584,163
Collateralized Mortgage Obligations		8,785,868	—	8,785,868
Affiliated Registered Investment Companies	7,789,734	—	—	7,789,734
Collateralized Loan Obligations	—	5,382,821	—	5,382,821
Corporate Bonds	—	4,713,189	—	4,713,189
Asset-Backed Securities	—	3,373,497	—	3,373,497
U.S. Treasury Securities	—	904,561	—	904,561
Real Estate Investment Trusts	606,237	—	—	606,237
Rights	—	—	—(a)*	—(a)
Total	$234,980,134	$23,159,936	$—(a)	$258,140,070
Other Financial Instruments**
Assets
Total Return Swap	$—	$4,140,768	$—	$4,140,768
Credit Default Swaps		20,392	—	20,392
Futures Contracts	3,940	—	—	3,940
Total Assets	$3,940	$4,161,160	$—	$4,165,100
Liabilities
Futures Contracts	(42,094)	—	—	(42,094)
Total Liabilities	$(42,094)	$—	$—	$(42,094)

Large Company Value Portfolio

	Level 1	Level 2	Level 3	Total
Common Stocks	$143,008,347	$—	$—	$143,008,347
Collateralized Mortgage Obligations	—	5,380,427	—	5,380,427
Affiliated Registered Investment Companies	4,864,322	—	—	4,864,322
Corporate Bonds	—	3,287,752	—	3,287,752
Collateralized Loan Obligations	—	3,220,931	—	3,220,931
Real Estate Invesment Trusts	2,690,097	—	—	2,690,097
Asset-Backed Securities	—	2,117,750	—	2,117,750
U.S. Treasury Securities	—	411,734	—	411,734
Total	$150,562,766	$14,418,594	$—	$164,981,360
Other Financial Instruments**
Assets
Total Return Swaps	$—	$2,005,413	$—	$2,005,413
Credit Default Swaps		12,692	—	12,692
Futures	4,689	—	—	4,689
Total Assets	$4,689	$2,018,105	$—	$2,022,794

166

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Futures Contracts	$(27,483)	$—	$—	$(27,483)
Total Liabilities	$(27,483)	$—	$—	$(27,483)

Small Company Growth Portfolio

	Level 1	Level 2	Level 3	Total
Common Stocks	$25,198,568	$—	$—(a)*	$25,198,568
Real Estate Investment Trusts	162,041	—	—	162,041
Rights	—	—	—(a)*	—(a)
Total	$25,360,609	$—	$—(a)	$25,360,609

Small Company Value Portfolio

	Level 1	Level 2	Level 3	Total
Common Stocks	$22,767,014	$—	$—	$22,767,014
Real Estate Investment Trusts	2,230,027	—	—	2,230,027
Rights	—	—	—(a)*	—(a)
Total	$24,997,041	$—	$—(a)	$24,997,041

Wilshire 5000 IndexSM Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$306,676,765	$—	$—(a)*	$306,676,765
Real Estate Investment Trusts	6,770,271	—	—	6,770,271
Preferred Stocks	1,375	—	—	1,375
Rights	—	—	—(a)*	—(a)
Total	$313,448,411	$—	$—(a)	$313,448,411

Wilshire International Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$37,112,774	$161,416,052	$—(a)*	$198,528,826
Collateralized Mortgage Obligations	—	8,412,917	—	8,412,917
Affiliated Registered Investment Companies	5,926,477	—	—	5,926,477
Corporate Bonds	—	4,344,140	—	4,344,140
Collateralized Loan Obligations	—	4,298,321	—	4,298,321
Asset-Backed Securities	—	2,769,846	—	2,769,846
Preferred Stocks	1,540,095	965,697	—(a)*	2,505,792
Real Estate Investment Trusts	208,051	1,612,759		1,820,810
U.S. Treasury Securities	—	995,421	—	995,421
Rights	—		458	458
Total	$44,787,397	$184,815,153	$458	$229,603,008

167

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Other Financial Instruments**
Asset
Total Return Swaps	$—	$838,791	$—	$838,791
Credit Default Swaps		16,270	—	16,270
Future Contracts	1,117	—	—	1,117
Total Assets	$1,117	$855,061	$—	$856,178
Liabilities
Total Return Swaps	$—	$(550,807)	$—	$(550,807)
Future Contracts	$(34,463)	$—	$—	$(34,463)
Total Liabilities	$(34,463)	$(550,807)	$—	$(585,270)

Wilshire Income Opportunities Fund

	Level 1	Level 2	Level 3	Total
Assets
Investments
Corporate Bonds	$—	$53,751,819	$2,394	$54,584,820
Collateralized Mortgage Obligations	—	41,228,796	—	41,228,796
Bank Loans	—	13,803,916		13,803,916
U.S. Treasury Securities	—	13,547,860	—	13,547,860
Asset-Backed Securities	—	11,346,568	—	11,828,124
Foreign Government Debt Obligations	—	9,792,081	—	11,425,375
Affiliated Registered Investment Companies	6,805,515	—	—	6,805,515
Collateralized Loan Obligations	—	5,897,024	—	5,897,024
Foreign Government Agency Issues	—	2,093,231	—	2,213,231
Convertible Preferred Stocks	2,008,334	—	—	2,008,334
Preferred Stocks	1,991,462	—	—	1,991,462
Convertible Bonds	—	1,168,328	—	1,168,328
U.S. Government Agency Issues	—	85,000	—	85,000
Written Options	—	66,740	—	66,740
Purchased Options	—	23,948	—	23,948
Common Stocks	—	—	7,198	7,198
U.S. Treasury Bills	—	3,474,701	—	3,474,701
Total	$10,805,311	$159,361,448	$9,592	$173,241,808
Other Financial Instruments**
Credit Default Swaps	$—	$266,534	$—	$266,534
Interest Rate Swaps	—	348,945	—	348,945
Futures Contracts	341,634	—	—	341,634
Forward Currency Contracts	—	199,396	—	199,396
Volatility Swaps	—	3,367		3,367
Total Assets	$341,634	$818,242	$—	$1,159,876
Liabilities
Investments
Written Options	$—	$(138,419)	$—	$(138,419)
Purchased Options	—	(34,161)	—	(34,161)
Total Investments	$—	$(172,580)	$—	$(172,580)

168

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Other Financial Instruments**
Futures Contracts	$(210,004)	$—	$—	$(210,004)
Forward Currency Contracts	—	(165,930)	—	(165,950)
Credit Default Swaps	—	(121,378)	—	(121,378)
Interest Rate Swaps	—	(67,549)	—	(67,549)
Total Other Financial Instruments	$(210,004)	$(354,857)	$—	$(564,861)

*	Includes securities that have been fair valued at $0.
**
Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts, swap contracts and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(a)	Amount is less than $0.50.
Refer to the Portfolios’ Schedules of Investments for a listing of the securities by industry or sector type. Large Company Value Portfolio, and Small Company Value Portfolio, did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of the end of the current fiscal period. Large Company Growth Portfolio held rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0. Small Company Growth Portfolio held common stocks and rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0. Wilshire 5000 IndexSM Fund held common stocks, warrants, and rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0, $0, and $0, respectively. Wilshire International Equity Fund held common stocks, rights and preferred stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0, $458 and $0, respectively. Wilshire Income Opportunities Fund held corporate stocks and common stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $2,394 and $7,198, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.
Russian and Ukraine Securities – The continued hostilities between the two countries may still result in more widespread conflict and could have a severe adverse effect on the region and the markets. Sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have additional significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events.
Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as Cash and cash equivalents on the Statements of Assets and Liabilities. The Portfolios maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.
Option Transactions – Wilshire Income Opportunities Fund may purchase and write call and put options on securities, securities indices, swaps (“swaptions”) and foreign currencies, provided such options are traded on a national securities exchange or an over-the-counter market. When the Portfolio writes a covered call or put option, an amount equal to the premium received is included as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Portfolio has no control over whether the underlying securities are subsequently sold (call) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or index underlying the written option. When the Portfolio purchases a call or put option, an amount equal to the premium paid is included as an investment in the Portfolio’s Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized.

169

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
If the Portfolio exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The option techniques utilized are generally to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Portfolio, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets.
Total Return Swaps – The Large Company Growth Portfolio, Large Company Value Portfolio, and the Wilshire International Equity Fund enter into total return swaps. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities representing a particular index). A party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index. The other party’s payments can be based on a fixed rate, a non-equity variable rate or even a different equity index. For financial reporting purposes, the unrealized value of such swaps is netted and displayed on the Statements of Assets and Liabilities. Cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as margin deposits for swap contracts on the Statements of Assets and Liabilities. The Portfolios use swaps to gain equity exposure of the underlying index.
Interest Rate Swaps – Wilshire Income Opportunities Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The value of fixed-rate bonds held by the Portfolio may decrease if interest rates rise. In order to reduce such risks, the Portfolio may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions that will affect their value or cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life. Upon entering into a swap contract, the Portfolio is required to satisfy an initial margin requirement by delivering cash to the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as margin deposits for swap contracts on the Statements of Assets and Liabilities. Net periodic interest payments to be received or paid are accrued and settled daily and are recorded as realized gain (loss) on the Statements of Operations. Interest rate swaps are marked-to-market daily and the change is recorded as an unrealized gain (loss) on swap contracts on the Statements of Operations.
Credit Default Swaps – During the current fiscal period, Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund entered into credit default swaps to preserve a return or spread on a particular investment or portion of their portfolios, as a duration management technique and to protect against any increase in the price of securities the Portfolios anticipate purchasing at a later date. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where the Portfolios are selling protection, the notional amount approximates the maximum loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as Margin Deposits for Swap Contracts on the Statements of Assets and Liabilities.

170

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
Futures Contracts – During the current fiscal period, Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund held futures contracts. They may use futures contracts to gain exposure or to hedge asset classes such as currencies and fixed income. These Portfolios may use futures contacts as a substitute for taking a position in an underlying asset, to make tactical asset allocations, to seek to minimize risk, to enhance returns and/or assist in managing cash. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. Variation margin is typically settled daily. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as Margin deposits for futures contracts on the Statements of Assets and Liabilities. Non-cash collateral pledged by the Portfolios, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount before a transfer has to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance.
Investment transactions and investment income – Investment transactions are recorded on a trade-date basis. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Gains and losses on paydowns of mortgage-backed securities are reflected in interest income on the Statements of Operations. Distributions received on investments that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates. Settlement on bank loan transactions may be in excess of seven business days.
Foreign taxes – The Portfolios may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. The Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities in India or other such foreign jurisdictions, payable upon repatriation of sale proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holdings periods of the securitie
Mortgage, asset-backed and collateralized loan securities – Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund may invest in mortgage, asset-backed and collateralized loan securities, including collateralized loan obligations (“CLOs”), which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to owners on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, proceeds from the securities may have to be reinvested at a lower interest rate. This could lower the Portfolios’ return and result in losses to the Portfolios if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Portfolio may also invest in collateralized mortgage obligations (“CMOs”). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks.
Investments in CLOs may be subject to certain tax provisions that could result in the Portfolios incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain

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U.S. tax disclosure requirements may be subject to withholding requirements that could adversely affect cash flows and investment results. Any unrealized losses a Portfolio experiences with respect to its CLO investments may be an indication of future realized losses.
Stripped Mortgage-Backed Securities (“SMBS”) – Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund may invest in SMBS. SMBS are derivative multi-class mortgage-backed securities which are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs are more volatile and sensitive to the rate of prepayments than other types of mortgage-backed securities, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate or economic environment. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Additionally, any prepayment penalties received for an IO are included in interest income on the Statements of Operations.
Loan participations and assignments – Wilshire Income Opportunities Fund may invest in direct debt instruments which are interests in amounts owed to lenders and lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Portfolio may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan accounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income on the Statements of Operations. The Portfolio currently holds $0 in unfunded loan commitments.
Foreign currency transactions – The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
•	fair value of investment securities, other assets and liabilities at the daily rates of exchange and
•	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.
The portion of the results of operations caused by changes in foreign exchange rates on investments are not isolated from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Foreign currency transactions are related to gains and losses between trade and settlement dates on currency transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.
Forward Foreign Currency Contracts – Wilshire Income Opportunities Fund may enter into forward foreign currency contracts as hedges against either specific transactions, Portfolio positions or anticipated Portfolio positions. The Portfolio may also engage in currency transactions to enhance the Portfolio’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are

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recorded. The Portfolio realizes gains and losses at the time forward foreign currency contracts are closed. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.
Centrally Cleared Swaps – For swaps that are centrally cleared, initial margins are posted, and daily changes in fair value are recorded as variation margin at the broker and may be recorded as a payable or receivable on the Statements of Assets and Liabilities as “Net variation margin receivable on swap contracts” or “Net variation margin payable on swap contracts” and settled daily against the Portfolio’s margin account. Because the Portfolio’s margin does not leave the brokerage account until recalled, centrally cleared swaps are shown at unrealized appreciation (depreciation) on swap contracts, which closely approximates the accumulated variation margin. Initial margin is determined by each relevant clearing agency and is segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. Customer Account Agreements (“CAA”) and related addendums governing the Company’s cleared swap transactions do not provide the Company with legal right of set off and are not associated with a master netting agreement.
Over-the-Counter (“OTC”) Derivative Contracts – To reduce counterparty risk for OTC transactions, Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund have entered into master netting arrangements, established within the International Swap Dealers Association, Inc. (“ISDA”) master agreements, which allow the Portfolios to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables for certain OTC positions for each individual counterparty. In addition, the Portfolios may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Portfolios. For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA master agreement or other similar agreement, the collateral requirements are typically calculated by netting the mark-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio or the counterparty.
The following table presents, by derivative type, Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund’s financial derivative instruments net of the related collateral pledged by counterparty at the end of the current fiscal period:

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Large Company Growth Portfolio
Description/Counterparty
Total Return Swaps
Goldman Sachs	$4,140,768	$—	$4,140,768	$—	$—	$4,140,768

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Large Company Value Portfolio
Description/Counterparty
Total Return Swaps
Goldman Sachs	$2,005,413	$—	$2,005,413	$—	$—	$2,005,413

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June 30, 2026 (Unaudited)(Continued)

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Wilshire International Equity Fund
Description/Counterparty
Total Return Swaps
Goldman Sachs	$838,791	$—	$838,791	$—	$—	$838,791
	$838,791	$—	$838,791	$—	$—	$838,791

Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description/Counterparty
Total Return Swaps
Morgan Stanley	$(550,807)	$—	$(550,807)	$—	$—	$(550,807)
	$(550,807)	$—	$(550,807)	$—	$—	$(550,807)

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Wilshire Income Opportunities Fund
Description/Counterparty
Forward Foreign Currency Contracts
ANZ Securities, Inc.	$4,287	$—	$4,287	$—	$—	$4,287
Bank of America	9,218	—	9,218	—	—	9,218
Barclays Capital, Inc.	3,247	—	3,247	(3,247)	—	—
Citigroup Global Markets, Inc.	20,702	—	20,702	(20,702)	—	—
Goldman Sachs	13,191	—	13,191	(4,558)	—	8,633
HSBC Bank	29,168	—	29,168	(9,632)	—	19,536
J.P. Morgan Securities, Inc.	1,311	—	1,311	(1,311)	—	—
Morgan Stanley	24,344	—	24,344	(13,437)	—	10,907
Royal Bank of Canada	91	—	91	(91)	—	—
Standard Chartered Securities N.A.	12,402	—	12,402	(4,450)	—	7,952
State Street Bank & Trust Co.	51,482	—	51,482	(2,706)	—	48,776
UBS AG	29,953	—	29,953	(7,776)	—	22,177
Total Forward Foreign Currency Contracts	199,396	—	199,396	(67,910)	—	131,486
Purchased Options
Barclays Capital, Inc.	$17,908	$—	$17,908	$—	$—	$17,908
Goldman Sachs	40	—	40	(40)	—	—
Nomura Global Financial Inc.	3,656	—	3,656	(296)	—	3,360
Total Purchsed Options	21,604	—	21,604	(336)	—	21,268
	$221,000	$—	$221,000	$(68,246)	$—	$152,754

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June 30, 2026 (Unaudited)(Continued)

Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description/Counterparty
Forward Foreign Currency Contracts
Barclays Capital, Inc.	$8,846	$—	$8,846	$(3,247)	$—	$5,599
BNY Mellon Capital Markets LLC	31,702	—	31,702	—	—	31,702
Citigroup Global Markets, Inc.	31,768	—	31,768	(20,702)	—	11,066
Goldman Sachs	4,558	—	4,558	(4,558)	—	—
HSBC Bank	9,632	—	9,632	(9,632)	—	—
J.P. Morgan Securities, Inc.	39,708	—	39,708	(1,311)	—	38,397
Morgan Stanley	13,437	—	13,437	(13,437)	—	—
Royal Bank of Canada	10,937	—	10,937	(91)	—	10,846
Standard Chartered Securities N.A.	4,450	—	4,450	(4,450)	—	—
State Street Bank & Trust Co.	2,706	—	2,706	(2,706)	—	—
Toronto Dominion Securities	410	—	410		—	410
UBS AG	7,776	—	7,776	(7,776)	—	—
Total Forward Foreign Currency Contracts	165,930	—	165,930	(67,910)	—	98,020
Written Options
Bank of America	$61	$—	$61	$—	$—	$61
Bank of Montreal	1,236	—	1,236	—	—	1,236
BNP Paribus	7,299		7,299	—	—	7,299
Deutsche Bank	5,980	—	5,980	—	—	5,980
Goldman Sachs	990	—	990	(40)	—	950
J.P. Morgan Securities, Inc.	39,386	—	39,386	—	—	39,386
Morgan Stanley	1,287	—	1,287	—	—	1,287
Nomura Global Financial Inc.	296	—	296	(296)	—	—
Toronto Dominion Securities	4,011	—	4,011	—	—	4,011
UBS AG	28,425	—	28,425	—	—	28,425
Total Written Options	88,971	—	88,971	(336)	—	88,635
	$254,901	$—	$254,901	$(68,246)	$—	$186,655

*	Actual collateral pledged, or margin deposits in the case of futures contracts, may be larger than than reported in order to satisfy broker or exchange requirements.
Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 8 for collateral related to securities on loan.

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Expense policy – Distribution and shareholder service fees directly attributable to a Class of shares are charged to that class’ operating expenses. Expenses of a Portfolio other than distribution and service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis.
Expenses that are attributable to both the Company and the Wilshire Variable Insurance Trust (an affiliated registered investment company) are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value (“NAV”) of each Class of each Portfolio’s shares.
Investments in REITs – With respect to each Portfolio, dividend income is recorded based on the income included in distributions received from its REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.
Master Limited Partnerships (“MLPs”) – Each Portfolio may invest in MLPs, which are limited partnerships or limited liability companies whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange. MLPs are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest in the MLP of as much as 2% plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.
Distributions to shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid at least once a year. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least once a year. Additional distributions of net investment income and net realized capital gains may be made at the discretion of the Board in order to avoid the application of a 4% non-deductible Federal excise tax.
Redemption fees – Wilshire International Equity Fund charges a redemption fee of 1% on redemption of its shares held for sixty days or less, subject to certain exceptions. During the current fiscal period and year ended December 31, 2025, Wilshire International Equity Fund collected $1,868 and $1,762, respectively, in redemption fees.
New Accounting Pronouncements and Other Regulatory Matters – In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management has concluded there is no material impact to the Funds’ financial statements. In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and

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other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2025. Management has concluded there is no material impact to the Funds’ financial statements.
3. Investment Adviser and Other Service Providers
Pursuant to the Advisory Agreement between the Company and the Adviser, the Adviser charges annual fees, computed daily and paid monthly, of 0.75% of average daily net assets for the first $1 billion and 0.65% thereafter for each of Large Company Growth Portfolio and Large Company Value Portfolio; 0.85% of average daily net assets for the first $1 billion and 0.75% thereafter for each of Small Company Growth Portfolio and Small Company Value Portfolio; 0.10% of the average daily net assets for the first $1 billion and 0.07% thereafter for Wilshire 5000 IndexSM Fund; 1.00% of the average daily net assets for the first $1 billion and 0.90% thereafter for Wilshire International Equity Fund; and 0.60% of average daily net assets for Wilshire Income Opportunities Fund.
The Adviser has entered into expense limitation agreement with Large Company Growth Portfolio requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, Rule 12b-1 distribution fees, shareholder servicing fees and extraordinary expenses) to 0.92% and 0.94% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has entered into expense limitation agreement with Large Company Value Portfolio requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, Rule 12b-1 distribution fees, shareholder servicing fees, and extraordinary expenses) to 0.98% and 0.95% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has entered into expense limitation agreement with Small Company Growth Portfolio requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, Rule 12b-1 distribution fees, shareholder servicing fees, and extraordinary expenses) to 1.03% and 0.96% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has entered into expense limitation agreement with Small Company Value Portfolio requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, Rule 12b-1 distribution fees, shareholder servicing fees, and extraordinary expenses) to 0.99% and 0.98% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has also entered into an expense limitation agreement with Wilshire International Equity Fund requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities, Rule 12b-1 distribution fees, shareholder servicing fees, and extraordinary expenses) to 1.09% and 1.20% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has also entered into an expense limitation agreement with Wilshire Income Opportunities Fund requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities, Rule 12b-1 distribution fees, shareholder servicing fees, acquired fund fees and expenses and extraordinary expenses) to 0.77% and 0.85% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. These agreements to limit expenses continue through at least April 30, 2027. The Adviser may recoup the amount of any fee reductions or expense reimbursements within three years after the day on which it reduced its fees or reimbursed expenses if the recoupment does not cause a Portfolio’s expenses to exceed the expense limitation that was in place at the time of the fee reduction or expense reimbursement.

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June 30, 2026 (Unaudited)(Continued)
Prior to May 1, 2026, the Advisor had an expense limitation agreement with all of the portfolios except the Wilshire 5000 IndexSM Fund to reduce its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) at the following levels (based on average net assets of such Shares):

	Investment Class Shares	Institutional Class Shares
Large Company Growth Portfolio	1.30%	1.00%
Large Company Value Portfolio	1.30%	1.00%
Small Company Growth Portfolio	1.35%	1.10%
Small Company Value Portfolio	1.35%	1.10%
Wilshire International Equity Fund	1.50%	1.25%
Wilshire Income Opportunities Fund	1.15%	0.90%

During the current fiscal period, the Adviser reduced fees, reimbursed expenses or recouped fees as follows:

Portfolio	Fee Reductions/ Reimbursements	Fees Recouped
Large Company Growth Portfolio	$7,020	$27,873
Large Company Value Portfolio	17,337	120
Small Company Growth Portfolio	74,351	—
Small Company Value Portfolio	66,609	—
Wilshire International Equity Fund	162,954	—
Wilshire Income Opportunities Fund	159,212	—

As of the end of the current fiscal period, the amounts of fee reductions and expense reimbursements subject to recovery by the Adviser from Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire International Equity Fund and Wilshire Income Opportunities Fund are $44,374, $166,501, $498,331, $455,168, $1,217,428, and $1,006,417 respectively. The portions of these amounts that the Adviser may recover expire no later than the following dates:

Portfolio	December 31,
	2026	2027	2028	2029
Large Company Growth Portfolio	$8,630	$15,109	$13,615	$7,020
Large Company Value Portfolio	42,498	53,613	53,053	17,337
Small Company Growth Portfolio	65,805	140,401	149,467	74,351
Small Company Value Portfolio	81,708	155,323	151,528	66,609
Wilshire International Equity Fund	232,005	324,061	348,702	162,954
Wilshire Income Opportunities Fund	181,217	259,670	279,585	159,212

The Board has approved Los Angeles Capital Management LLC (“L.A. Capital”), Pzena Investment Management, LLC (“Pzena”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), Ranger Investment Management, LLC (“Ranger”), AllianceBernstein, L.P. (“AllianceBernstein”), Lord, Abbett and Co. LLC (“Lord Abbett”), DoubleLine® Capital LP (“DoubleLine”), WCM Investment Management, LLC (“WCM”), Voya Investment Management Co. LLC (“Voya”), Manulife Asset Management (US) LLC (“Manulife”), Lazard Asset Management LLC (“Lazard”), Hotchkis & Wiley Capital Management, LLC (“H&W”), Diamond Hill Capital Management, Inc. (“Diamond Hill”), and Fred Alger Management, LLC (“Alger Management”), (collectively the “Sub-Advisers”) to provide sub-advisory services for the Portfolios. L.A. Capital, AllianceBernstein, Alger Management and Voya each manage a portion of Large Company Growth Portfolio. L.A. Capital, H&W, MFS and Voya each manage a portion of Large Company Value Portfolio. L.A. Capital, Ranger, and Lord Abbett each manage a portion of Small Company Growth Portfolio. L.A. Capital, H&W and Diamond Hill each manage a portion of Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for Wilshire 5000 IndexSM Fund. L.A. Capital, Pzena, Lazard, WCM and Voya each manage a portion of Wilshire International Equity Fund. DoubleLine, Voya and Manulife each manage a portion of Wilshire Income Opportunities Fund.
The Sub-Advisers are subject to the Adviser’s oversight. The fees of the Sub-Advisers are paid by the Adviser.

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Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
The Portfolios are permitted to purchase and sell securities from or to certain affiliates under specific conditions outlined in the Rule 17a-7 procedures adopted by the Board. The procedures are designed to ensure that any purchase or sale of securities by a Portfolio from or to another mutual fund or separate account that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 under the 1940 Act.
U.S. Bank N.A. serves as the Trust’s custodian. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (the “Administrator”), serves as the Company’s administrator and accounting agent and also serves as the Trust’s transfer agent and dividend disbursing agent. Foreside Fund Services, LLC, serves as the Company’s principal underwriter. Certain officers and an interested Trustee of the Trust may also be officers or employees of the Adviser, Administrator or their affiliates. They receive no fees for serving as officers or as an interested Trustee of the Trust.
Officers’ and Directors’ Expenses – The Company and the Wilshire Variable Insurance Trust together pay each director who is not an interested person of the Company (“Independent Director”) an annual retainer of $60,000, an annual additional retainer for each Committee chair of $12,000 and an annual additional retainer to the Board chair of $12,000. In addition, each Independent Director is compensated for Board and Committee meeting attendance in accordance with the following schedule: a quarterly Board meeting or a special in-person Board meeting fee of $6,000 for Independent Directors and $7,000 for the Board chair; a virtual special Board meeting fee of $3,000 for Independent Directors and $3,500 for the Board chair; and a virtual special Committee meeting fee of $1,500.
4. Distribution Plan, Shareholder Services Plan and Fees Paid Indirectly
The Board has adopted a shareholder services and distribution plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, on behalf of the Investment Class Shares of each Portfolio. Under the Plan, each Portfolio may pay up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares for certain services provided by financial intermediaries or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares. During the current fiscal period, the distribution and service fee expenses incurred by the Investment Class of the Portfolios was 0.25% of the respective average net assets of the Investment Class of each Portfolio.
In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees does not exceed in any year 0.20% and 0.20% of the average daily net assets of Investment Class Shares and Institutional Class Shares, respectively. For the current fiscal period, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Large Company Growth Portfolio	0.140%	0.006%
Large Company Value Portfolio	0.183%	0.050%
Small Company Growth Portfolio	0.177%	0.122%
Small Company Value Portfolio	0.180%	0.020%
Wilshire 5000 IndexSM Fund	0.104%	0.081%
Wilshire International Equity Fund	0.184%	0.048%
Wilshire Income Opportunities Fund	0.200%	0.078%

Fees paid indirectly – The Company has a brokerage commission recapture program with Capital Institutional Services (“CAPIS”),pursuant to which a portion of the Portfolios’ commissions generated from transactions directed to CAPIS are used to reduce the Portfolios’ expenses. Under such program, CAPIS, as introducing broker, retains a portion of the Portfolios’ commissions.

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Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
Such commissions rebated to the Portfolios during the current fiscal period were as follows:

Large Company Growth Portfolio	$634
Large Company Value Portfolio	247
Small Company Growth Portfolio	370
Small Company Value Portfolio	592
Wilshire 5000 IndexSM Fund	—
Wilshire International Equity Fund	2,930
Wilshire Income Opportunities Fund	—

During the current fiscal period, CAPIS retained the following commissions:

Large Company Growth Portfolio	$2,177
Large Company Value Portfolio	944
Small Company Growth Portfolio	1,227
Small Company Value Portfolio	1,400
Wilshire 5000 IndexSM Fund	—
Wilshire International Equity Fund	8,131
Wilshire Income Opportunities Fund	—

5. Line of Credit
The Company and the Wilshire Variable Insurance Trust have a $75,000,000 umbrella line of credit (the “Line”), which is uncommitted and senior secured with U.S. Bank N.A. The Line serves as a temporary liquidity service to meet redemption requests that otherwise might require the untimely disposition of securities. Borrowings made by a Portfolio are secured by the Portfolio’s assets. The Line has a one-year term and is reviewed annually by the Board of Directors. The Line matures, unless renewed, on January 1, 2027. Interest is charged at the prime rate, which was 6.75% as of the end of the current fiscal period. During the current fiscal period, the Portfolios’ Line activity was as follows:

Fund	Average Interest Rate	Interest Expense	Maximum Borrowings	Maximum Borrowings Date	Average Borrowings
Large Company Growth Portfolio	6.75%	$1,622	$2,391,000	May 29, 2026	$47,779
Large Company Value Portfolio	6.75%	$7	$14,000	May 4, 2026	$122
Wilshire International Equity Fund	6.75%	$1,121	$1,904,000	February 10, 2026	$33,044

6. Investment Transactions
During the current fiscal period aggregate cost of purchases and proceeds from sales and maturities of investments, other than affiliated investments, short-term investments, short sales and purchases to cover short sales, and U.S. Government securities, were as follows:

Portfolio	Purchases	Sales and Maturities
Large Company Growth Portfolio	$124,323,222	$300,515,338
Large Company Value Portfolio	55,173,531	124,058,615
Small Company Growth Portfolio	13,494,049	31,126,847
Small Company Value Portfolio	9,428,983	22,673,112
Wilshire 5000 IndexSM Fund	18,753,560	57,330,701
Wilshire International Equity Fund	71,114,125	166,242,340
Wilshire Income Opportunities Fund	49,758,146	100,795,673

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Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
Purchases and sales and maturities of long-term U.S. Government securities during the current fiscal period were:

Portfolio	Purchases	Sales and Maturities
Large Company Growth Portfolio	$14,996	$5,000
Large Company Value Portfolio	15,001	67,200
Wilshire International Equity Fund	25,003	107,400
Wilshire Income Opportunities Fund	21,636,273	41,989,020

Due to Voya managing a portion of Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund during the current fiscal period, certain securities held by such Portfolios are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund during the current fiscal period, and the value of such investments as of the end of the current fiscal period, were as follows:
Large Company Growth Portfolio

Fund	Value as of December 31, 2025	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Income Distribution	Long-Term Capital Gain Distribution
Voya VACS Series EMHCD Fund	$1,986	$52	$—	$—	$8	$2,046	$62	$—
Voya VACS Series HYB Fund	1,174,478	30,474	—	—	(12,557)	1,192,395	36,130	—
Voya VACS Series SC Fund	6,504,182	185,347	—	—	(94,236)	6,595,293	218,037	—
	$7,680,646	$215,873	$—	$—	$(106,785)	$7,789,734	$254,229	$—

Large Company Value Portfolio

Fund	Value as of December 31, 2025	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Income Distribution	Long-Term Capital Gain Distribution
Voya VACS Series EMHCD Fund	$1,443	$38	$—	$—	$6	$1,487	$138	$—
Voya VACS Series HYB Fund	989,263	25,669	—	—	(10,578)	1,004,354	97,986	—
Voya VACS Series SC Fund	3,805,178	108,434	—	—	(55,131)	3,858,481	372,081	—
	$4,795,884	$134,141	$—	$—	$(65,703)	$4,864,322	$470,205	$—

Wilshire International Equity Fund

Fund	Value as of December 31, 2025	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Income Distribution	Long-Term Capital Gain Distribution
Voya VACS Series EMHCD Fund	$1,702	$44	$—	$—	$7	$1,753	$54	$—
Voya VACS Series HYB Fund	1,108,616	28,766	—	—	(11,853)	1,125,529	34,300	—
Voya VACS Series SC Fund	4,732,896	134,871	—	—	(68,572)	4,799,195	159,577	—
	$5,843,214	$163,681	$—	$—	$(80,418)	$5,926,477	$193,931	$—

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Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
Wilshire Income Opportunities Fund

Fund	Value as of December 31, 2025	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Value as of June 30, 2026	Income Distribution	Long-Term Capital Gain Distribution
Voya VACS Series EMHCD Fund	$2,030,894	$64,324	$—	$——	$7,913	$2,103,131	$63,591	$—
Voya VACS Series HYB Fund	4,608,307	143,348	—	—	(49,271)	4,702,384	141,764	—
	$6,639,201	$207,672	$—	$—	$(41,358)	$6,805,515	$205,355	$—

7. Derivative Transactions
Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 IndexSM Fund did not hold any derivative instruments as of or during the current fiscal period.
At the end of the current fiscal period, Large Company Growth Portfolio is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Net variation margin recievable on futures contracts	$3,940	Net variation margin recievable on futures contracts	$42,094
Equity	Total return swap contracts	Net unrealized appreciation on swap contracts	4,140,768	N/A	—
Credit	Centrally cleared credit default swap contracts*	Receivable for swap contracts	20,392	N/A	—
			$4,165,100		$42,094

*
Includes cumulative appreciation (depreciation) as reported on the Schedules of Futures Contracts. For futures contracts, only current day’s variation margin is reported within the Statement of Assets and Liabilities.

At the end of the current fiscal period, Large Company Value Portfolio is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Net variation margin recievable on futures contracts	$4,689	Net variation margin recievable on futures contracts	$27,483
Equity	Total return swap contracts	Net unrealized appreciation on swap contracts	2,005,413	N/A	—
Credit	Centrally cleared credit default swap contracts*	Receivable for swap contracts	12,692	N/A	—
			$2,022,794		$27,483

*
Includes cumulative appreciation (depreciation) as reported on the Schedules of Futures Contracts. For futures contracts, only current day’s variation margin is reported within the Statement of Assets and Liabilities.

182

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
At the end of the current fiscal period,Wilshire International Equity Fund is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Net variation margin recievable on futures contracts	$1,117	Net variation margin recievable on futures contracts	$34,463
Equity	Total return swap contracts	Net unrealized appreciation on swap contracts	838,791	N/A	550,807
Credit	Centrally cleared credit default swap contracts*	Receivable on swap contracts	16,270	N/A	—
			$856,178		$585,270

*
Includes cumulative appreciation (depreciation) as reported on the Schedules of Futures Contracts. For futures contracts, only current day’s variation margin is reported within the Statement of Assets and Liabilities.

At the end of the current fiscal period, Wilshire Income Opportunities Fund is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Variation margin receivable on futures contracts	$341,634	Variation margin on futures contracts	$210,004
	OTC interest rate options	Unaffiliated investments, at value	44,011	Options written, at value	115,295
Credit	Centrally cleared credit default swap contracts*	Receivable for swap contracts	266,534	Payable for swap contracts	121,378
Currency	Forward foreign currency exchange contracts	Receivable for open forward currency contracts	199,396	Payable for open forward currency contracts	165,930
	OTC exchange rate volatility swaps	Unrealized appreciation on swap contracts	3,367	N/A	—
	OTC currency options	Unaffiliated investments, at value	2,375	Options written, at value	395
			$851,575		$616,369

*
Includes cumulative appreciation (depreciation) as reported on the Schedules of Futures Contracts and Schedule of Centrally Cleared Interest Rate Swaps. For futures contracts and centrally cleared interest rate swaps, only current day’s variation margin is reported within the Statements of Assets and Liabilities.

183

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
For the current fiscal period, the effect of derivative contracts in Large Company Growth Portfolio’s Statements of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate	Futures contracts	Futures contracts	$105,934	$(49,209)
Credit	Swap contracts	Swap contracts	2,162,150	—
Equity	Total return swap contracts	Swap contracts	—	(586,652)

For the current fiscal period, the effect of derivative contracts in Large Company Value Portfolio’s Statement of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate	Futures contracts	Futures contracts	$67,787	$(30,393)
Credit	Swap contracts	Swap contracts	3,653,523	—
Equity	Swap contracts	Swap contracts	—	358,473

For the current fiscal period, the effect of derivative contracts in Wilshire International Equity Fund’s Statements of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate	Futures contracts	Futures contracts	$99,011	$(46,030)
Credit	Swap contracts	Swap contracts	13,658	—
Equity	Swap contracts	Swap contracts	13,010,672	(8,076,425)

For the current fiscal period, the effect of derivative contracts in Wilshire Income Opportunities Fund’s Statements of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate	Futures contracts	Futures contracts	$(1,688,239)	$122,349
Interest Rate	Swap contracts	Swap contracts	(6,759)	281,167
Interest Rate	Written options	Option contracts written	—	(32,435)
Interest Rate	Purchased options	Unaffiliated investments	—	(23,453)
Interest Rate Total			(1,694,998)	347,628
Credit	Swap contracts	Swap contracts	(42,421)	168,216
Credit Total			(1,737,419)	515,844

184

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Currency	Forward foreign currency exchange contracts	Forward foreign currency contracts	$(529,052)	$182,617
Currency	Written options	Option contracts written	139,643	10,079
Currency	Purchased options	Unaffiliated investments	(8,935)	2,375
Currency	Swap contracts	Swap contracts	(56,188)	340
Currency Total			(454,532)	195,411
Equity	Total return swap contracts	Swap contracts	$(53,095)	$2,113
Total Equity			$(53,095)	$2,113

8. Securities Lending
Each Portfolio may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in a U.S. Bank Money Market Deposit Account. A Portfolio may return a portion of the interest earned to the borrower or a third party that is unaffiliated with the Company and acting s a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting the loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase, the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. U.S. Bank N.A., the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the cash collateral at the end of the current fiscal period are shown on the Statements of Assets and Liabilities. Proceeds from cash collateral received from securities on loan were invested in a U.S. Bank Money Market Deposit Account and classified as Cash and cash equivalents on the Statements of Assets and Liabilities.
The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of the end of the current fiscal period:

Portfolio	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received*
Large Company Growth Portfolio	$958,314	$958,314
Large Company Value Portfolio	60,709	60,709
Small Company Growth Portfolio	729,145	729,145
Small Company Value Portfolio	469,724	469,724
Wilshire 5000 IndexSM Fund	1,101,833	1,101,833
Wilshire International Equity Fund	875,576	875,576
Wilshire Income Opportunities Fund	825,561	825,561

*	The amount of collateral reflected in the table above does not include any over collateralization received by the Portfolios.

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Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
9. SEGMENT REPORTING
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Funds’ president and principal executive officer, and the Funds’ treasurer and principal financial and accounting officer, who together serve as the Chief Operating Decision Maker, using the information presented in the financial statements and financial highlights.
10. Significant Shareholders
At the end of the current fiscal period, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Portfolio
Large Company Growth Portfolio (2 omnibus shareholders)	46%
Large Company Value Portfolio (4 omnibus shareholders)	90%
Small Company Growth Portfolio (4 omnibus shareholders)	77%
Small Company Value Portfolio (4 omnibus shareholders)	75%
Wilshire 5000 IndexSM Fund (2 omnibus shareholders)	70%
Wilshire International Equity Fund (4 omnibus shareholders)	92%
Wilshire Income Opportunities Fund (4 omnibus shareholders)	95%

As of the end of the current fiscal period, an affiliated investment company, also advised by the Adviser, owned the following amounts of the outstanding shares of the Portfolios:

Portfolio
Large Company Growth Portfolio	45%
Large Company Value Portfolio	49%
Small Company Growth Portfolio	43%
Small Company Value Portfolio	43%
Wilshire 5000 IndexSM Fund	0%
Wilshire International Equity Fund	47%
Wilshire Income Opportunities Fund	49%

11. Tax Information
No provision for federal income taxes is required because each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code and distributes to shareholders all of its taxable income and net realized gains. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.
The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities of returns filed within the past three years and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

186

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
The federal tax cost of portfolio securities and unrealized appreciation and depreciation, including derivatives, and the components of distributable earnings (accumulated losses) for income tax purposes as of December 31, 2025, for each Portfolio are as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio
Tax cost of Investments	$149,641,937	$130,692,863	$17,779,053	$18,795,200
Unrealized Appreciation	132,200,310	42,471,750	5,300,450	4,847,676
Unrealized Depreciation	(11,844,528)	(10,341,172)	(1,103,262)	(1,798,619)
Net unrealized appreciation (depreciation)	120,355,782	23,130,578	4,197,188	3,049,057
Undistributed Ordinary Income	3,575,488	923,379	—	335,934
Undistributed Long-Term Capital Gain	3,040,843	1,866,004	209,640	592,202
Distributable earnings	6,616,331	2,789,383	209,640	928,136
Other accumulated gain/(loss)	—	31	(46,231)	—
Total distributable earnings	$126,972,113	$34,919,992	$4,360,597	$3,977,193

	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Tax cost of Investments	$57,167,182	$169,405,090	$183,427,566
Unrealized Appreciation	240,992,039	75,526,680	4,200,504
Unrealized Depreciation	(4,254,101)	(24,755,145)	(10,111,974)
Net unrealized appreciation (depreciation)	236,737,938	50,771,535	(5,911,470)
Undistributed Ordinary Income	—	687,134	—
Undistributed Long-Term Capital Gain	3,301,441	5,199,070	—
Distributable earnings	3,301,441	5,886,204	—
Other accumulated gain/(loss)	(2)	(1,701)	(27,909,313)
Total distributable earnings (accumulated losses)	$239,769,377	$56,656,038	$(33,820,783)

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, significant debt modifications, and investment in passive foreign investment companies.
At December 31, 2025, Wilshire Small Company Growth Portfolio had a post October specified ordinary loss deferral of $46,231. At December 31, 2025, Wilshire Income Opportunities Fund had a post October capital loss deferral of $189,016.
As of December 31, 2025, Income Opportunity Fund had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes which do not expire:

Portfolio	Short-Term Loss	Long-Term Loss	Total
Wilshire Income Opportunities Fund	$6,516,578	$21,236,472	$27,753,050

These CLCFs may be utilized in the current and futures years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. During the year ended December 31, 2025, Wilshire International Equity Fund utilized $2,183,578 of CLCF.

187

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
The tax character of distributions declared during the years ended December 31, 2025 and December 31, 2024 was as follows:

Portfolio	2025 Ordinary Income	2025 Long-Term Capital Gains	2024 Ordinary Income	2024 Long-Term Capital Gains
Large Company Growth Fund	$10,313,387	$41,276,276	$5,672,220	$21,606,951
Large Company Value Portfolio	3,059,619	14,591,323	4,173,905	9,200,215
Small Company Growth Portfolio	—	—	—	—
Small Company Value Portfolio	466,027	1,813,835	553,579	1,655,377
Wilshire 5000 IndexSM Fund	2,421,068	22,464,907	2,690,316	5,245,649
Wilshire International Equity Fund	8,214,466	19,714,286	8,418,926	15,772,661
Wilshire Income Opportunities Fund	8,831,300	—	9,250,324	—

The Portfolios designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gains to zero for the tax year ended December 31, 2025.
For the year ended December 31, 2025, the following reclassifications were made on the Statements of Assets and Liabilities as a result of permanent differences between income tax regulations and GAAP:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio
Distributable earnings (accumulated losses)	$(6,581,865)	$(2,423,174)	$100,726	$(496,404)
Paid-in capital	6,581,865	2,423,174	(100,726)	496,404

	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Distributable earnings (accumulated losses)	$(1,342,384)	$(2,303,096)	$13,379
Paid-in capital	1,342,384	2,303,096	(13,379)

Such reclassifications, primarily related to the use of utilization of earnings and profits distributed to shareholders on redemption of shares, are the result of permanent differences between financial statement and income tax reporting requirements and had no effect on each Portfolio’s net assets or NAV per share.
12. Indemnifications
In the normal course of business, the Company, on behalf of the Portfolios, enters into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.
13. Certain Investment Risks
Asset-backed securities (“ABS”) risk – Investors in ABS, including mortgage-backed securities (“MBS”) and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.
Collateralized debt obligation (“CDO”) risk – A CDO is an ABS whose underlying collateral is typically a portfolio of bonds, bank loans, other structured finance securities and/or synthetic instruments. Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs are subject to the same risk of prepayment

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Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
described for certain mortgage-related and ABS, and are subject to credit risk, interest rate risk and default risk. The market value of CDOs may be affected by changes in the market’s perception of the creditworthiness of the servicing agent for the pool or the originator.
Forward contracts risk – There may be an imperfect correlation between the price of a forward contract and the underlying security, index or currency which will increase the volatility of Wilshire Income Opportunities Fund’s NAV. The Portfolio bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Portfolio will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Portfolio’s rights as a creditor. Forward currency transactions include risks associated with fluctuations in foreign currency.
Interest rate risk – For debt securities, interest rate risk is the possibility that the market price will fall because of changing interest rates. In general, debt securities’ market prices rise or fall inversely to changes in interest rates. If interest rates rise, bond market prices generally fall; if interest rates fall, bond market prices generally rise. In addition, for a given change in interest rates, the market price of longer-maturity bonds fluctuates more (gaining or losing more in value) than shorter-maturity bonds. There may be less governmental intervention in influencing interest rates in the near future. If so, it could cause an increase in interest rates, which would have a negative impact on the market prices of fixed income securities and could negatively affect a Portfolio’s NAV.
Credit risk – A Portfolio’s debt instruments are subject to credit risk, which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. Certain securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if a Portfolio concentrates its credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of ABS may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, ABS and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying ABS can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.
Counterparty credit risk – Counterparty credit risk is the risk that a counterparty to a financial instrument will fail on a commitment that it has entered into with a Portfolio. A Portfolio’s Sub-Adviser seeks to minimize counterparty credit risk by monitoring the creditworthiness of each counterparty on an ongoing basis.
Foreign security risk – Wilshire International Equity Fund and Wilshire Income Opportunities Fund invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in foreign countries. The market values of the Portfolios’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.
Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Also, the ability of the issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.
Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

189

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
Sector Risk – If a Portfolio has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Portfolio than would be the case if the Portfolio did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Portfolio and increase the volatility of the Portfolio’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Portfolio’s holdings would be adversely affected. As of the end of the current fiscal period, Large Company Growth Portfolio had 40.5% of the value of its net assets invested in stocks within the Information Technology sector; Small Company Value Portfolio had 26.5% of the value of its net assets invested in stocks within the Financials sector; and Wilshire 5000 IndexSM Fund had 35.0% of the value of its net assets invested in stocks within the Information Technology sector.
A more complete description of risks is included in each Portfolio’s prospectus and Statement of Additional Information.
14. Subsequent Event Evaluation
The Portfolios have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to these financial statements.

190

WILSHIRE MUTUAL FUNDS
ADDITIONAL INFORMATION (Unaudited)
INFORMATION ON PROXY VOTING
A description of policies and procedures that the Fund use to determine how to vote proxies relating to portfolio securities, along with the Fund’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30, is available at no charge, upon request by calling (866) 591-1568, by e-mailing us at http://advisor.wilshire.com or on the SEC’s website at www.sec.gov.
INFORMATION ON FORM N-PORT
The Trust files its complete schedule of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-PORT. The Trust Forms N-PORT are available on the SEC’s website at www.sec.gov.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The information is included as part of the Financial Statements filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

191

Wilshire Mutual Funds, Inc.
Board Approval of Subadvisory Agreement
Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company, and it was incorporated under Maryland law on July 30, 1992.
At its February 23, 2026 meeting, the Board of Directors of the Company (the “Board,” with the members of the Board referred to individually as the “Directors”) approved a new subadvisory agreement between Wilshire Advisors LLC (“Wilshire” or the “Adviser”), the investment adviser for the Company, and Diamond Hill Capital Management, Inc. (“Diamond Hill”) on behalf of the Small Company Value Portfolio (the “Fund”) (the “New Subadvisory Agreement”). The Board was advised that Diamond Hill’s current subadvisory agreement with Wilshire would terminate automatically as a result of a change of control of Diamond Hill under the 1940 Act. The Board considered that Diamond Hill has been a subadviser of the Fund since December 2019, the New Subadvisory Agreement had the same terms as the current subadvisory agreement and that no changes were proposed to the current subadvisory fee. The Board also reviewed information provided by Diamond Hill and met with representatives of Wilshire who advised, among other things, that there was expected to be no change in the nature or quality of services provided by Diamond Hill to the Fund. The Board’s evaluation of the New Subadvisory Agreement reflected the information provided at its February 23, 2026 meeting and at its August 18, 2025 meeting when it last considered the renewal of the current subadvisory agreement between Wilshire and Diamond Hill following an extensive process. This information included Wilshire’s recommendation that the New Subadvisory Agreement be approved, as well as information that was furnished to the Board from the Subadviser describing: (i) the nature, extent and quality of services provided; (ii) the investment performance of the Subadviser in connection with the Fund; (iii) the financial condition of the Subadviser; (iv) the extent to which economies of scale are realized as the Fund grows; (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vi)  comparisons of services rendered and amounts paid by other registered investment companies and any comparable advisory clients; and (vii) benefits realized by the Subadviser from its relationship with the Fund.
As required by the 1940 Act, the approval was confirmed by the separate vote of the Directors who are not “interested person[s],” as defined by the 1940 Act, of the Company (the “Independent Directors”). As part of its review process, the Independent Directors were represented by independent legal counsel (“Independent Legal Counsel”), from whom the Independent Directors received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Independent Directors various key aspects of the Directors’ legal responsibilities relating to the proposed approval of the New Subadvisory Agreement, and advised the Independent Directors of the relevant legal standards.
Based upon all of the information considered and its determination that it had received sufficient information to make an informed business decision with respect to the New Subadvisory Agreement, the Board determined that the terms of the New Subadvisory Agreement are fair and reasonable and that the approval of the New Subadvisory Agreement is in the best interests of the Fund. The Board did not identify any single factor as all-important or controlling, and each Director, in the exercise of his or her business judgment, may attribute different weights to the various factors. The Board based its decision on the totality of the circumstances and relevant factors.

192

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This is included as part of the report to shareholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This is included as part of the report to shareholders filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable to open-end management investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable to open-end management investment

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz President and Principal Executive Officer

Date	9/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz President and Principal Executive Officer

Date	8/31/2026

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters Treasurer, Principal Financial Officer and Principal Principal Accounting Officer

Date	8/31/2026

* Print the name and title of each signing officer under his or her signature.